UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2026

Date of reporting period: 07/31/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.65%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 11.64%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$10,100	$10,008	$9,989	$10,077
Sep 16	$10,119	$10,061	$9,983	$10,147
Oct 16	$10,039	$9,867	$9,906	$10,015
Nov 16	$10,055	$10,009	$9,672	$9,984
Dec 16	$10,287	$10,248	$9,686	$10,221
Jan 17	$10,487	$10,495	$9,705	$10,363
Feb 17	$10,692	$10,787	$9,770	$10,597
Mar 17	$10,764	$10,902	$9,765	$10,660
Apr 17	$10,909	$11,063	$9,840	$10,756
May 17	$10,993	$11,297	$9,916	$10,950
Jun 17	$11,061	$11,340	$9,906	$10,947
Jul 17	$11,239	$11,612	$9,949	$11,098
Aug 17	$11,235	$11,628	$10,038	$11,105
Sep 17	$11,395	$11,889	$9,990	$11,297
Oct 17	$11,527	$12,114	$9,996	$11,341
Nov 17	$11,636	$12,376	$9,983	$11,453
Dec 17	$11,775	$12,544	$10,029	$11,521
Jan 18	$12,076	$13,206	$9,913	$11,770
Feb 18	$11,680	$12,659	$9,819	$11,428
Mar 18	$11,557	$12,383	$9,882	$11,294
Apr 18	$11,634	$12,525	$9,809	$11,372
May 18	$11,689	$12,604	$9,879	$11,301
Jun 18	$11,647	$12,598	$9,867	$11,339
Jul 18	$11,942	$12,991	$9,869	$11,610
Aug 18	$12,011	$13,152	$9,932	$11,657
Sep 18	$12,022	$13,225	$9,868	$11,747
Oct 18	$11,507	$12,254	$9,790	$11,384
Nov 18	$11,572	$12,393	$9,849	$11,478
Dec 18	$10,954	$11,451	$10,030	$10,972
Jan 19	$11,715	$12,342	$10,136	$11,531
Feb 19	$11,888	$12,713	$10,131	$11,805
Mar 19	$12,074	$12,880	$10,325	$11,936
Apr 19	$12,316	$13,337	$10,328	$12,118
May 19	$12,072	$12,567	$10,511	$11,764
Jun 19	$12,511	$13,395	$10,643	$12,275
Jul 19	$12,567	$13,462	$10,666	$12,270
Aug 19	$12,525	$13,186	$10,943	$12,196
Sep 19	$12,667	$13,467	$10,885	$12,426
Oct 19	$12,753	$13,810	$10,917	$12,593
Nov 19	$12,873	$14,194	$10,912	$12,707
Dec 19	$13,145	$14,619	$10,904	$13,027
Jan 20	$13,145	$14,530	$11,114	$12,849
Feb 20	$12,557	$13,302	$11,314	$12,172
Mar 20	$10,629	$11,542	$11,247	$10,774
Apr 20	$11,437	$12,803	$11,447	$11,453
May 20	$11,876	$13,421	$11,501	$11,823
Jun 20	$12,011	$13,776	$11,573	$11,917
Jul 20	$12,451	$14,435	$11,746	$12,343
Aug 20	$12,724	$15,400	$11,651	$12,604
Sep 20	$12,565	$14,868	$11,645	$12,379
Oct 20	$12,412	$14,412	$11,593	$12,211
Nov 20	$13,308	$16,255	$11,707	$13,169
Dec 20	$13,735	$16,944	$11,723	$13,505
Jan 21	$13,706	$16,776	$11,639	$13,440
Feb 21	$13,844	$17,206	$11,471	$13,550
Mar 21	$14,087	$17,778	$11,327	$13,978
Apr 21	$14,502	$18,606	$11,417	$14,202
May 21	$14,633	$18,874	$11,454	$14,427
Jun 21	$14,771	$19,155	$11,535	$14,460
Jul 21	$14,845	$19,498	$11,664	$14,566
Aug 21	$15,101	$19,983	$11,641	$14,683
Sep 21	$14,670	$19,154	$11,541	$14,379
Oct 21	$15,001	$20,239	$11,537	$14,550
Nov 21	$14,759	$19,795	$11,572	$14,256
Dec 21	$15,214	$20,641	$11,542	$14,933
Jan 22	$14,678	$19,549	$11,293	$14,677
Feb 22	$14,278	$19,055	$11,167	$14,505
Mar 22	$14,358	$19,577	$10,857	$14,589
Apr 22	$13,547	$17,951	$10,445	$14,083
May 22	$13,409	$17,965	$10,512	$14,175
Jun 22	$12,474	$16,409	$10,347	$13,234
Jul 22	$13,205	$17,711	$10,600	$13,796
Aug 22	$12,804	$16,971	$10,301	$13,361
Sep 22	$11,822	$15,393	$9,856	$12,590
Oct 22	$12,248	$16,499	$9,728	$13,224
Nov 22	$12,880	$17,646	$10,086	$13,895
Dec 22	$12,571	$16,897	$10,040	$13,753
Jan 23	$13,308	$18,092	$10,349	$14,205
Feb 23	$12,982	$17,657	$10,082	$13,880
Mar 23	$13,073	$18,203	$10,338	$14,113
Apr 23	$13,273	$18,522	$10,400	$14,314
May 23	$13,063	$18,337	$10,287	$13,929
Jun 23	$13,453	$19,446	$10,250	$14,387
Jul 23	$13,757	$20,099	$10,243	$14,739
Aug 23	$13,571	$19,619	$10,178	$14,590
Sep 23	$13,232	$18,773	$9,919	$14,299
Oct 23	$13,024	$18,228	$9,763	$13,954
Nov 23	$13,826	$19,937	$10,205	$14,723
Dec 23	$14,370	$20,916	$10,595	$15,312
Jan 24	$14,447	$21,167	$10,566	$15,353
Feb 24	$14,669	$22,064	$10,417	$15,440
Mar 24	$15,024	$22,773	$10,513	$15,847
Apr 24	$14,679	$21,927	$10,248	$15,547
May 24	$15,011	$22,906	$10,421	$15,862
Jun 24	$15,176	$23,372	$10,520	$15,817
Jul 24	$15,461	$23,784	$10,766	$16,358
Aug 24	$15,788	$24,413	$10,920	$16,771
Sep 24	$16,018	$24,860	$11,067	$17,042
Oct 24	$15,881	$24,367	$10,792	$16,753
Nov 24	$16,335	$25,485	$10,906	$17,003
Dec 24	$15,923	$24,821	$10,728	$16,561
Jan 25	$16,311	$25,697	$10,785	$16,962
Feb 25	$16,394	$25,512	$11,022	$17,294
Mar 25	$15,981	$24,376	$11,026	$17,186
Apr 25	$15,954	$24,593	$11,070	$17,100
May 25	$16,445	$26,048	$10,990	$17,411
Jun 25	$16,876	$27,172	$11,159	$17,711
Jul 25	$16,938	$27,522	$11,130	$17,688
Aug 25	$17,288	$28,240	$11,263	$18,209
Sep 25	$17,528	$29,148	$11,386	$18,332
Oct 25	$17,614	$29,732	$11,457	$18,299
Nov 25	$17,769	$29,816	$11,528	$18,648
Dec 25	$17,877	$30,057	$11,511	$18,807
Jan 26	$18,204	$30,729	$11,523	$19,349
Feb 26	$18,395	$30,954	$11,712	$19,875
Mar 26	$17,644	$28,983	$11,506	$19,163
Apr 26	$18,482	$31,763	$11,519	$19,632
May 26	$18,761	$33,209	$11,554	$19,782
Jun 26	$18,741	$32,970	$11,582	$19,830
Jul 26	$18,909	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.64%	4.96%	6.58%
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Annual Shareholder Report — July 31, 2026

BDHIX-07/26-AR

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.90%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 11.48%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$9,558	$10,008	$9,989	$10,077
Sep 16	$9,573	$10,061	$9,983	$10,147
Oct 16	$9,496	$9,867	$9,906	$10,015
Nov 16	$9,519	$10,009	$9,672	$9,984
Dec 16	$9,726	$10,248	$9,686	$10,221
Jan 17	$9,913	$10,495	$9,705	$10,363
Feb 17	$10,105	$10,787	$9,770	$10,597
Mar 17	$10,182	$10,902	$9,765	$10,660
Apr 17	$10,317	$11,063	$9,840	$10,756
May 17	$10,383	$11,297	$9,916	$10,950
Jun 17	$10,446	$11,340	$9,906	$10,947
Jul 17	$10,611	$11,612	$9,949	$11,098
Aug 17	$10,616	$11,628	$10,038	$11,105
Sep 17	$10,765	$11,889	$9,990	$11,297
Oct 17	$10,888	$12,114	$9,996	$11,341
Nov 17	$10,977	$12,376	$9,983	$11,453
Dec 17	$11,117	$12,544	$10,029	$11,521
Jan 18	$11,387	$13,206	$9,913	$11,770
Feb 18	$11,012	$12,659	$9,819	$11,428
Mar 18	$10,905	$12,383	$9,882	$11,294
Apr 18	$10,963	$12,525	$9,809	$11,372
May 18	$11,013	$12,604	$9,879	$11,301
Jun 18	$10,971	$12,598	$9,867	$11,339
Jul 18	$11,247	$12,991	$9,869	$11,610
Aug 18	$11,309	$13,152	$9,932	$11,657
Sep 18	$11,317	$13,225	$9,868	$11,747
Oct 18	$10,831	$12,254	$9,790	$11,384
Nov 18	$10,889	$12,393	$9,849	$11,478
Dec 18	$10,317	$11,451	$10,030	$10,972
Jan 19	$11,019	$12,342	$10,136	$11,531
Feb 19	$11,192	$12,713	$10,131	$11,805
Mar 19	$11,352	$12,880	$10,325	$11,936
Apr 19	$11,590	$13,337	$10,328	$12,118
May 19	$11,345	$12,567	$10,511	$11,764
Jun 19	$11,756	$13,395	$10,643	$12,275
Jul 19	$11,806	$13,462	$10,666	$12,270
Aug 19	$11,764	$13,186	$10,943	$12,196
Sep 19	$11,894	$13,467	$10,885	$12,426
Oct 19	$11,973	$13,810	$10,917	$12,593
Nov 19	$12,083	$14,194	$10,912	$12,707
Dec 19	$12,335	$14,619	$10,904	$13,027
Jan 20	$12,333	$14,530	$11,114	$12,849
Feb 20	$11,792	$13,302	$11,314	$12,172
Mar 20	$9,968	$11,542	$11,247	$10,774
Apr 20	$10,736	$12,803	$11,447	$11,453
May 20	$11,133	$13,421	$11,501	$11,823
Jun 20	$11,257	$13,776	$11,573	$11,917
Jul 20	$11,667	$14,435	$11,746	$12,343
Aug 20	$11,921	$15,400	$11,651	$12,604
Sep 20	$11,770	$14,868	$11,645	$12,379
Oct 20	$11,624	$14,412	$11,593	$12,211
Nov 20	$12,460	$16,255	$11,707	$13,169
Dec 20	$12,857	$16,944	$11,723	$13,505
Jan 21	$12,841	$16,776	$11,639	$13,440
Feb 21	$12,954	$17,206	$11,471	$13,550
Mar 21	$13,179	$17,778	$11,327	$13,978
Apr 21	$13,564	$18,606	$11,417	$14,202
May 21	$13,684	$18,874	$11,454	$14,427
Jun 21	$13,810	$19,155	$11,535	$14,460
Jul 21	$13,889	$19,498	$11,664	$14,566
Aug 21	$14,126	$19,983	$11,641	$14,683
Sep 21	$13,706	$19,154	$11,541	$14,379
Oct 21	$14,027	$20,239	$11,537	$14,550
Nov 21	$13,798	$19,795	$11,572	$14,256
Dec 21	$14,205	$20,641	$11,542	$14,933
Jan 22	$13,716	$19,549	$11,293	$14,677
Feb 22	$13,340	$19,055	$11,167	$14,505
Mar 22	$13,398	$19,577	$10,857	$14,589
Apr 22	$12,638	$17,951	$10,445	$14,083
May 22	$12,521	$17,965	$10,512	$14,175
Jun 22	$11,632	$16,409	$10,347	$13,234
Jul 22	$12,312	$17,711	$10,600	$13,796
Aug 22	$11,935	$16,971	$10,301	$13,361
Sep 22	$11,017	$15,393	$9,856	$12,590
Oct 22	$11,426	$16,499	$9,728	$13,224
Nov 22	$11,999	$17,646	$10,086	$13,895
Dec 22	$11,723	$16,897	$10,040	$13,753
Jan 23	$12,391	$18,092	$10,349	$14,205
Feb 23	$12,086	$17,657	$10,082	$13,880
Mar 23	$12,168	$18,203	$10,338	$14,113
Apr 23	$12,351	$18,522	$10,400	$14,314
May 23	$12,154	$18,337	$10,287	$13,929
Jun 23	$12,514	$19,446	$10,250	$14,387
Jul 23	$12,809	$20,099	$10,243	$14,739
Aug 23	$12,619	$19,619	$10,178	$14,590
Sep 23	$12,316	$18,773	$9,919	$14,299
Oct 23	$12,104	$18,228	$9,763	$13,954
Nov 23	$12,847	$19,937	$10,205	$14,723
Dec 23	$13,350	$20,916	$10,595	$15,312
Jan 24	$13,419	$21,167	$10,566	$15,353
Feb 24	$13,638	$22,064	$10,417	$15,440
Mar 24	$13,949	$22,773	$10,513	$15,847
Apr 24	$13,626	$21,927	$10,248	$15,547
May 24	$13,948	$22,906	$10,421	$15,862
Jun 24	$14,082	$23,372	$10,520	$15,817
Jul 24	$14,360	$23,784	$10,766	$16,358
Aug 24	$14,643	$24,413	$10,920	$16,771
Sep 24	$14,870	$24,860	$11,067	$17,042
Oct 24	$14,723	$24,367	$10,792	$16,753
Nov 24	$15,141	$25,485	$10,906	$17,003
Dec 24	$14,773	$24,821	$10,728	$16,561
Jan 25	$15,129	$25,697	$10,785	$16,962
Feb 25	$15,203	$25,512	$11,022	$17,294
Mar 25	$14,801	$24,376	$11,026	$17,186
Apr 25	$14,772	$24,593	$11,070	$17,100
May 25	$15,241	$26,048	$10,990	$17,411
Jun 25	$15,619	$27,172	$11,159	$17,711
Jul 25	$15,674	$27,522	$11,130	$17,688
Aug 25	$16,012	$28,240	$11,263	$18,209
Sep 25	$16,213	$29,148	$11,386	$18,332
Oct 25	$16,289	$29,732	$11,457	$18,299
Nov 25	$16,429	$29,816	$11,528	$18,648
Dec 25	$16,543	$30,057	$11,511	$18,807
Jan 26	$16,823	$30,729	$11,523	$19,349
Feb 26	$16,997	$30,954	$11,712	$19,875
Mar 26	$16,300	$28,983	$11,506	$19,163
Apr 26	$17,070	$31,763	$11,519	$19,632
May 26	$17,343	$33,209	$11,554	$19,782
Jun 26	$17,302	$32,970	$11,582	$19,830
Jul 26	$17,473	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	11.48%	4.70%	6.31%
Investor A Shares (with sales charge)...
	5.63	3.58	5.74
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Annual Shareholder Report — July 31, 2026

BDHAX-07/26-AR

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$174	1.65%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor C Shares returned 10.67%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$10,081	$10,008	$9,989	$10,077
Sep 16	$10,091	$10,061	$9,983	$10,147
Oct 16	$10,003	$9,867	$9,906	$10,015
Nov 16	$10,021	$10,009	$9,672	$9,984
Dec 16	$10,233	$10,248	$9,686	$10,221
Jan 17	$10,423	$10,495	$9,705	$10,363
Feb 17	$10,619	$10,787	$9,770	$10,597
Mar 17	$10,682	$10,902	$9,765	$10,660
Apr 17	$10,829	$11,063	$9,840	$10,756
May 17	$10,891	$11,297	$9,916	$10,950
Jun 17	$10,950	$11,340	$9,906	$10,947
Jul 17	$11,116	$11,612	$9,949	$11,098
Aug 17	$11,115	$11,628	$10,038	$11,105
Sep 17	$11,263	$11,889	$9,990	$11,297
Oct 17	$11,385	$12,114	$9,996	$11,341
Nov 17	$11,472	$12,376	$9,983	$11,453
Dec 17	$11,610	$12,544	$10,029	$11,521
Jan 18	$11,885	$13,206	$9,913	$11,770
Feb 18	$11,487	$12,659	$9,819	$11,428
Mar 18	$11,356	$12,383	$9,882	$11,294
Apr 18	$11,422	$12,525	$9,809	$11,372
May 18	$11,466	$12,604	$9,879	$11,301
Jun 18	$11,416	$12,598	$9,867	$11,339
Jul 18	$11,696	$12,991	$9,869	$11,610
Aug 18	$11,753	$13,152	$9,932	$11,657
Sep 18	$11,754	$13,225	$9,868	$11,747
Oct 18	$11,241	$12,254	$9,790	$11,384
Nov 18	$11,295	$12,393	$9,849	$11,478
Dec 18	$10,694	$11,451	$10,030	$10,972
Jan 19	$11,415	$12,342	$10,136	$11,531
Feb 19	$11,588	$12,713	$10,131	$11,805
Mar 19	$11,746	$12,880	$10,325	$11,936
Apr 19	$11,985	$13,337	$10,328	$12,118
May 19	$11,724	$12,567	$10,511	$11,764
Jun 19	$12,142	$13,395	$10,643	$12,275
Jul 19	$12,186	$13,462	$10,666	$12,270
Aug 19	$12,135	$13,186	$10,943	$12,196
Sep 19	$12,263	$13,467	$10,885	$12,426
Oct 19	$12,336	$13,810	$10,917	$12,593
Nov 19	$12,442	$14,194	$10,912	$12,707
Dec 19	$12,694	$14,619	$10,904	$13,027
Jan 20	$12,684	$14,530	$11,114	$12,849
Feb 20	$12,106	$13,302	$11,314	$12,172
Mar 20	$10,236	$11,542	$11,247	$10,774
Apr 20	$11,019	$12,803	$11,447	$11,453
May 20	$11,420	$13,421	$11,501	$11,823
Jun 20	$11,540	$13,776	$11,573	$11,917
Jul 20	$11,954	$14,435	$11,746	$12,343
Aug 20	$12,206	$15,400	$11,651	$12,604
Sep 20	$12,043	$14,868	$11,645	$12,379
Oct 20	$11,886	$14,412	$11,593	$12,211
Nov 20	$12,734	$16,255	$11,707	$13,169
Dec 20	$13,133	$16,944	$11,723	$13,505
Jan 21	$13,094	$16,776	$11,639	$13,440
Feb 21	$13,216	$17,206	$11,471	$13,550
Mar 21	$13,437	$17,778	$11,327	$13,978
Apr 21	$13,822	$18,606	$11,417	$14,202
May 21	$13,935	$18,874	$11,454	$14,427
Jun 21	$14,055	$19,155	$11,535	$14,460
Jul 21	$14,113	$19,498	$11,664	$14,566
Aug 21	$14,359	$19,983	$11,641	$14,683
Sep 21	$13,923	$19,154	$11,541	$14,379
Oct 21	$14,226	$20,239	$11,537	$14,550
Nov 21	$13,999	$19,795	$11,572	$14,256
Dec 21	$14,403	$20,641	$11,542	$14,933
Jan 22	$13,884	$19,549	$11,293	$14,677
Feb 22	$13,495	$19,055	$11,167	$14,505
Mar 22	$13,559	$19,577	$10,857	$14,589
Apr 22	$12,781	$17,951	$10,445	$14,083
May 22	$12,655	$17,965	$10,512	$14,175
Jun 22	$11,748	$16,409	$10,347	$13,234
Jul 22	$12,428	$17,711	$10,600	$13,796
Aug 22	$12,039	$16,971	$10,301	$13,361
Sep 22	$11,104	$15,393	$9,856	$12,590
Oct 22	$11,510	$16,499	$9,728	$13,224
Nov 22	$12,081	$17,646	$10,086	$13,895
Dec 22	$11,795	$16,897	$10,040	$13,753
Jan 23	$12,461	$18,092	$10,349	$14,205
Feb 23	$12,146	$17,657	$10,082	$13,880
Mar 23	$12,221	$18,203	$10,338	$14,113
Apr 23	$12,398	$18,522	$10,400	$14,314
May 23	$12,192	$18,337	$10,287	$13,929
Jun 23	$12,546	$19,446	$10,250	$14,387
Jul 23	$12,834	$20,099	$10,243	$14,739
Aug 23	$12,635	$19,619	$10,178	$14,590
Sep 23	$12,324	$18,773	$9,919	$14,299
Oct 23	$12,104	$18,228	$9,763	$13,954
Nov 23	$12,840	$19,937	$10,205	$14,723
Dec 23	$13,335	$20,916	$10,595	$15,312
Jan 24	$13,396	$21,167	$10,566	$15,353
Feb 24	$13,590	$22,064	$10,417	$15,440
Mar 24	$13,909	$22,773	$10,513	$15,847
Apr 24	$13,577	$21,927	$10,248	$15,547
May 24	$13,890	$22,906	$10,421	$15,862
Jun 24	$14,015	$23,372	$10,520	$15,817
Jul 24	$14,283	$23,784	$10,766	$16,358
Aug 24	$14,564	$24,413	$10,920	$16,771
Sep 24	$14,790	$24,860	$11,067	$17,042
Oct 24	$14,645	$24,367	$10,792	$16,753
Nov 24	$15,060	$25,485	$10,906	$17,003
Dec 24	$14,694	$24,821	$10,728	$16,561
Jan 25	$15,048	$25,697	$10,785	$16,962
Feb 25	$15,122	$25,512	$11,022	$17,294
Mar 25	$14,722	$24,376	$11,026	$17,186
Apr 25	$14,693	$24,593	$11,070	$17,100
May 25	$15,160	$26,048	$10,990	$17,411
Jun 25	$15,536	$27,172	$11,159	$17,711
Jul 25	$15,590	$27,522	$11,130	$17,688
Aug 25	$15,927	$28,240	$11,263	$18,209
Sep 25	$16,127	$29,148	$11,386	$18,332
Oct 25	$16,202	$29,732	$11,457	$18,299
Nov 25	$16,341	$29,816	$11,528	$18,648
Dec 25	$16,455	$30,057	$11,511	$18,807
Jan 26	$16,734	$30,729	$11,523	$19,349
Feb 26	$16,906	$30,954	$11,712	$19,875
Mar 26	$16,213	$28,983	$11,506	$19,163
Apr 26	$16,979	$31,763	$11,519	$19,632
May 26	$17,250	$33,209	$11,554	$19,782
Jun 26	$17,210	$32,970	$11,582	$19,830
Jul 26	$17,380	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.67%	3.95%	5.68%
Investor C Shares (with sales charge)...
	9.67	3.95	5.68
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Annual Shareholder Report — July 31, 2026

BDHCX-07/26-AR

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.60%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 11.69%.

  For the same period, the Fund’s benchmark, the MSCI World Index, returned 20.41% and the Fund's custom benchmark, a blend of 50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index, returned 14.16%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. Covered calls made the largest contribution, followed by developed-market international equities and U.S. equities. Emerging market equities and infrastructure stocks further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. U.S. high yield corporates were the largest contributor, followed by collateralized loan obligations. Bank loans and emerging market debt also contributed. Commercial mortgage-backed securities, non-agency mortgage-backed securities, European and international high yield corporates, capital securities, and investment-grade corporates provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 16	$10,090	$10,008	$9,989	$10,077
Sep 16	$10,109	$10,061	$9,983	$10,147
Oct 16	$10,029	$9,867	$9,906	$10,015
Nov 16	$10,057	$10,009	$9,672	$9,984
Dec 16	$10,278	$10,248	$9,686	$10,221
Jan 17	$10,478	$10,495	$9,705	$10,363
Feb 17	$10,695	$10,787	$9,770	$10,597
Mar 17	$10,767	$10,902	$9,765	$10,660
Apr 17	$10,913	$11,063	$9,840	$10,756
May 17	$10,986	$11,297	$9,916	$10,950
Jun 17	$11,055	$11,340	$9,906	$10,947
Jul 17	$11,232	$11,612	$9,949	$11,098
Aug 17	$11,241	$11,628	$10,038	$11,105
Sep 17	$11,401	$11,889	$9,990	$11,297
Oct 17	$11,534	$12,114	$9,996	$11,341
Nov 17	$11,631	$12,376	$9,983	$11,453
Dec 17	$11,782	$12,544	$10,029	$11,521
Jan 18	$12,072	$13,206	$9,913	$11,770
Feb 18	$11,677	$12,659	$9,819	$11,428
Mar 18	$11,566	$12,383	$9,882	$11,294
Apr 18	$11,631	$12,525	$9,809	$11,372
May 18	$11,699	$12,604	$9,879	$11,301
Jun 18	$11,657	$12,598	$9,867	$11,339
Jul 18	$11,953	$12,991	$9,869	$11,610
Aug 18	$12,022	$13,152	$9,932	$11,657
Sep 18	$12,034	$13,225	$9,868	$11,747
Oct 18	$11,507	$12,254	$9,790	$11,384
Nov 18	$11,585	$12,393	$9,849	$11,478
Dec 18	$10,968	$11,451	$10,030	$10,972
Jan 19	$11,716	$12,342	$10,136	$11,531
Feb 19	$11,903	$12,713	$10,131	$11,805
Mar 19	$12,076	$12,880	$10,325	$11,936
Apr 19	$12,332	$13,337	$10,328	$12,118
May 19	$12,075	$12,567	$10,511	$11,764
Jun 19	$12,528	$13,395	$10,643	$12,275
Jul 19	$12,585	$13,462	$10,666	$12,270
Aug 19	$12,531	$13,186	$10,943	$12,196
Sep 19	$12,672	$13,467	$10,885	$12,426
Oct 19	$12,760	$13,810	$10,917	$12,593
Nov 19	$12,880	$14,194	$10,912	$12,707
Dec 19	$13,152	$14,619	$10,904	$13,027
Jan 20	$13,153	$14,530	$11,114	$12,849
Feb 20	$12,579	$13,302	$11,314	$12,172
Mar 20	$10,636	$11,542	$11,247	$10,774
Apr 20	$11,458	$12,803	$11,447	$11,453
May 20	$11,886	$13,421	$11,501	$11,823
Jun 20	$12,021	$13,776	$11,573	$11,917
Jul 20	$12,475	$14,435	$11,746	$12,343
Aug 20	$12,736	$15,400	$11,651	$12,604
Sep 20	$12,577	$14,868	$11,645	$12,379
Oct 20	$12,425	$14,412	$11,593	$12,211
Nov 20	$13,335	$16,255	$11,707	$13,169
Dec 20	$13,750	$16,944	$11,723	$13,505
Jan 21	$13,736	$16,776	$11,639	$13,440
Feb 21	$13,874	$17,206	$11,471	$13,550
Mar 21	$14,104	$17,778	$11,327	$13,978
Apr 21	$14,520	$18,606	$11,417	$14,202
May 21	$14,666	$18,874	$11,454	$14,427
Jun 21	$14,790	$19,155	$11,535	$14,460
Jul 21	$14,879	$19,498	$11,664	$14,566
Aug 21	$15,136	$19,983	$11,641	$14,683
Sep 21	$14,691	$19,154	$11,541	$14,379
Oct 21	$15,038	$20,239	$11,537	$14,550
Nov 21	$14,796	$19,795	$11,572	$14,256
Dec 21	$15,237	$20,641	$11,542	$14,933
Jan 22	$14,716	$19,549	$11,293	$14,677
Feb 22	$14,316	$19,055	$11,167	$14,505
Mar 22	$14,382	$19,577	$10,857	$14,589
Apr 22	$13,585	$17,951	$10,445	$14,083
May 22	$13,447	$17,965	$10,512	$14,175
Jun 22	$12,496	$16,409	$10,347	$13,234
Jul 22	$13,229	$17,711	$10,600	$13,796
Aug 22	$12,827	$16,971	$10,301	$13,361
Sep 22	$11,844	$15,393	$9,856	$12,590
Oct 22	$12,287	$16,499	$9,728	$13,224
Nov 22	$12,906	$17,646	$10,086	$13,895
Dec 22	$12,612	$16,897	$10,040	$13,753
Jan 23	$13,334	$18,092	$10,349	$14,205
Feb 23	$13,009	$17,657	$10,082	$13,880
Mar 23	$13,100	$18,203	$10,338	$14,113
Apr 23	$13,318	$18,522	$10,400	$14,314
May 23	$13,092	$18,337	$10,287	$13,929
Jun 23	$13,483	$19,446	$10,250	$14,387
Jul 23	$13,805	$20,099	$10,243	$14,739
Aug 23	$13,603	$19,619	$10,178	$14,590
Sep 23	$13,280	$18,773	$9,919	$14,299
Oct 23	$13,055	$18,228	$9,763	$13,954
Nov 23	$13,859	$19,937	$10,205	$14,723
Dec 23	$14,422	$20,916	$10,595	$15,312
Jan 24	$14,483	$21,167	$10,566	$15,353
Feb 24	$14,723	$22,064	$10,417	$15,440
Mar 24	$15,062	$22,773	$10,513	$15,847
Apr 24	$14,734	$21,927	$10,248	$15,547
May 24	$15,068	$22,906	$10,421	$15,862
Jun 24	$15,235	$23,372	$10,520	$15,817
Jul 24	$15,521	$23,784	$10,766	$16,358
Aug 24	$15,831	$24,413	$10,920	$16,771
Sep 24	$16,080	$24,860	$11,067	$17,042
Oct 24	$15,926	$24,367	$10,792	$16,753
Nov 24	$16,382	$25,485	$10,906	$17,003
Dec 24	$15,988	$24,821	$10,728	$16,561
Jan 25	$16,377	$25,697	$10,785	$16,962
Feb 25	$16,461	$25,512	$11,022	$17,294
Mar 25	$16,029	$24,376	$11,026	$17,186
Apr 25	$16,002	$24,593	$11,070	$17,100
May 25	$16,515	$26,048	$10,990	$17,411
Jun 25	$16,928	$27,172	$11,159	$17,711
Jul 25	$17,011	$27,522	$11,130	$17,688
Aug 25	$17,363	$28,240	$11,263	$18,209
Sep 25	$17,585	$29,148	$11,386	$18,332
Oct 25	$17,671	$29,732	$11,457	$18,299
Nov 25	$17,828	$29,816	$11,528	$18,648
Dec 25	$17,956	$30,057	$11,511	$18,807
Jan 26	$18,265	$30,729	$11,523	$19,349
Feb 26	$18,458	$30,954	$11,712	$19,875
Mar 26	$17,706	$28,983	$11,506	$19,163
Apr 26	$18,547	$31,763	$11,519	$19,632
May 26	$18,848	$33,209	$11,554	$19,782
Jun 26	$18,808	$32,970	$11,582	$19,830
Jul 26	$18,999	$33,139	$11,431	$20,192

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	11.69%	5.01%	6.63%
MSCI World Index (Net)...
	20.41	11.19	12.73
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	14.16	6.75	7.28

Key Fund statistics

Table Summary
Net Assets...
$1,639,535,645
Number of Portfolio Holdings...
3,442
Net Investment Advisory Fees...
$6,877,476
Portfolio Turnover Rate...
129%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
1.4%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Alphabet, Inc., Class A...
0.6
Broadcom, Inc...
0.6
Meta Platforms, Inc., Class A...
0.6
Royal Bank of Canada (NVIDIA Corp.), 25.65%, 09/11/26...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
NVIDIA Corp...
0.4
Barclays Bank plc (NVIDIA Corp.), 20.38%, 08/28/26...
0.4
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
32.2%
Common Stocks...
23.2
Corporate Bonds...
18.3
Asset-Backed Securities...
8.1
Non-Agency Mortgage-Backed Securities...
6.8
Floating Rate Loan Interests...
5.5
Foreign Government Obligations...
3.0
Investment Companies...
1.4
Preferred Securities...
1.2
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Annual Shareholder Report — July 31, 2026

BDHKX-07/26-AR

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.55%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 9.39%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$10,059	$9,989	$10,048	$10,008	$9,998
Sep 16	$10,076	$9,983	$10,092	$10,061	$10,022
Oct 16	$10,026	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,996	$9,672	$9,880	$10,009	$9,841
Dec 16	$10,131	$9,686	$10,040	$10,248	$9,966
Jan 17	$10,265	$9,705	$10,140	$10,495	$10,096
Feb 17	$10,388	$9,770	$10,315	$10,787	$10,270
Mar 17	$10,429	$9,765	$10,355	$10,902	$10,322
Apr 17	$10,550	$9,840	$10,443	$11,063	$10,438
May 17	$10,632	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,683	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,790	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,802	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,864	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,930	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,963	$9,983	$10,943	$12,376	$11,123
Dec 17	$11,046	$10,029	$11,003	$12,544	$11,224
Jan 18	$11,174	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,971	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,897	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,937	$9,809	$10,831	$12,525	$11,100
May 18	$10,942	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,908	$9,867	$10,831	$12,598	$11,165
Jul 18	$11,087	$9,869	$11,004	$12,991	$11,341
Aug 18	$11,136	$9,932	$11,058	$13,152	$11,448
Sep 18	$11,149	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,906	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,923	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,649	$10,030	$10,660	$11,451	$10,753
Jan 19	$11,105	$10,136	$11,060	$12,342	$11,229
Feb 19	$11,236	$10,131	$11,233	$12,713	$11,394
Mar 19	$11,392	$10,325	$11,389	$12,880	$11,578
Apr 19	$11,517	$10,328	$11,505	$13,337	$11,785
May 19	$11,444	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,696	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,743	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,796	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,845	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,892	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,947	$10,912	$12,101	$14,194	$12,517
Dec 19	$12,126	$10,904	$12,302	$14,619	$12,700
Jan 20	$12,175	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,917	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,709	$11,247	$10,975	$11,542	$11,504
Apr 20	$11,311	$11,447	$11,502	$12,803	$12,235
May 20	$11,629	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,727	$11,573	$11,855	$13,776	$12,765
Jul 20	$12,056	$11,746	$12,196	$14,435	$13,165
Aug 20	$12,216	$11,651	$12,335	$15,400	$13,552
Sep 20	$12,132	$11,645	$12,186	$14,868	$13,314
Oct 20	$12,051	$11,593	$12,058	$14,412	$13,080
Nov 20	$12,645	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,924	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,910	$11,639	$12,877	$16,776	$14,165
Feb 21	$13,009	$11,471	$12,886	$17,206	$14,244
Mar 21	$13,196	$11,327	$13,104	$17,778	$14,392
Apr 21	$13,453	$11,417	$13,278	$18,606	$14,784
May 21	$13,561	$11,454	$13,433	$18,874	$14,914
Jun 21	$13,637	$11,535	$13,485	$19,155	$15,078
Jul 21	$13,672	$11,664	$13,601	$19,498	$15,297
Aug 21	$13,835	$11,641	$13,665	$19,983	$15,473
Sep 21	$13,596	$11,541	$13,437	$19,154	$15,085
Oct 21	$13,745	$11,537	$13,542	$20,239	$15,510
Nov 21	$13,560	$11,572	$13,373	$19,795	$15,363
Dec 21	$13,857	$11,542	$13,786	$20,641	$15,672
Jan 22	$13,556	$11,293	$13,529	$19,549	$15,088
Feb 22	$13,266	$11,167	$13,373	$19,055	$14,813
Mar 22	$13,293	$10,857	$13,300	$19,577	$14,811
Apr 22	$12,787	$10,445	$12,825	$17,951	$13,914
May 22	$12,702	$10,512	$12,908	$17,965	$13,965
Jun 22	$12,060	$10,347	$12,270	$16,409	$13,250
Jul 22	$12,574	$10,600	$12,717	$17,711	$13,938
Aug 22	$12,315	$10,301	$12,329	$16,971	$13,450
Sep 22	$11,640	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,896	$9,728	$12,020	$16,499	$12,903
Nov 22	$12,406	$10,086	$12,574	$17,646	$13,589
Dec 22	$12,254	$10,040	$12,469	$16,897	$13,270
Jan 23	$12,845	$10,349	$12,870	$18,092	$13,943
Feb 23	$12,546	$10,082	$12,563	$17,657	$13,595
Mar 23	$12,649	$10,338	$12,810	$18,203	$13,978
Apr 23	$12,843	$10,400	$12,957	$18,522	$14,143
May 23	$12,615	$10,287	$12,678	$18,337	$13,995
Jun 23	$12,828	$10,250	$12,940	$19,446	$14,394
Jul 23	$13,047	$10,243	$13,149	$20,099	$14,630
Aug 23	$12,878	$10,178	$13,032	$19,619	$14,409
Sep 23	$12,597	$9,919	$12,748	$18,773	$13,915
Oct 23	$12,392	$9,763	$12,476	$18,228	$13,603
Nov 23	$13,074	$10,205	$13,123	$19,937	$14,549
Dec 23	$13,610	$10,595	$13,641	$20,916	$15,185
Jan 24	$13,620	$10,566	$13,653	$21,167	$15,255
Feb 24	$13,698	$10,417	$13,639	$22,064	$15,471
Mar 24	$13,965	$10,513	$13,921	$22,773	$15,791
Apr 24	$13,701	$10,248	$13,628	$21,927	$15,298
May 24	$13,971	$10,421	$13,889	$22,906	$15,769
Jun 24	$14,074	$10,520	$13,907	$23,372	$16,004
Jul 24	$14,412	$10,766	$14,332	$23,784	$16,332
Aug 24	$14,667	$10,920	$14,642	$24,413	$16,665
Sep 24	$14,871	$11,067	$14,865	$24,860	$16,929
Oct 24	$14,643	$10,792	$14,575	$24,367	$16,552
Nov 24	$14,941	$10,906	$14,771	$25,485	$17,019
Dec 24	$14,615	$10,728	$14,434	$24,821	$16,658
Jan 25	$14,913	$10,785	$14,693	$25,697	$16,996
Feb 25	$15,108	$11,022	$14,992	$25,512	$17,122
Mar 25	$14,912	$11,026	$14,932	$24,376	$16,744
Apr 25	$14,961	$11,070	$14,902	$24,593	$16,851
May 25	$15,251	$10,990	$15,047	$26,048	$17,290
Jun 25	$15,567	$11,159	$15,297	$27,172	$17,796
Jul 25	$15,581	$11,130	$15,270	$27,522	$17,887
Aug 25	$15,878	$11,263	$15,631	$28,240	$18,227
Sep 25	$16,059	$11,386	$15,758	$29,148	$18,619
Oct 25	$16,106	$11,457	$15,772	$29,732	$18,864
Nov 25	$16,266	$11,528	$16,005	$29,816	$18,949
Dec 25	$16,340	$11,511	$16,088	$30,057	$19,012
Jan 26	$16,587	$11,523	$16,403	$30,729	$19,235
Feb 26	$16,877	$11,712	$16,790	$30,954	$19,462
Mar 26	$16,314	$11,506	$16,290	$28,983	$18,671
Apr 26	$16,810	$11,519	$16,562	$31,763	$19,577
May 26	$16,965	$11,554	$16,664	$33,209	$20,053
Jun 26	$17,005	$11,582	$16,704	$32,970	$20,005
Jul 26	$17,043	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.39%	4.51%	5.48%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Annual Shareholder Report — July 31, 2026

BIICX-07/26-AR

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.80%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 9.12%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$9,528	$9,989	$10,048	$10,008	$9,998
Sep 16	$9,543	$9,983	$10,092	$10,061	$10,022
Oct 16	$9,493	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,463	$9,672	$9,880	$10,009	$9,841
Dec 16	$9,589	$9,686	$10,040	$10,248	$9,966
Jan 17	$9,705	$9,705	$10,140	$10,495	$10,096
Feb 17	$9,819	$9,770	$10,315	$10,787	$10,270
Mar 17	$9,866	$9,765	$10,355	$10,902	$10,322
Apr 17	$9,969	$9,840	$10,443	$11,063	$10,438
May 17	$10,044	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,099	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,189	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,208	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,264	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,324	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,353	$9,983	$10,943	$12,376	$11,123
Dec 17	$10,429	$10,029	$11,003	$12,544	$11,224
Jan 18	$10,549	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,345	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,282	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,318	$9,809	$10,831	$12,525	$11,100
May 18	$10,321	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,286	$9,867	$10,831	$12,598	$11,165
Jul 18	$10,453	$9,869	$11,004	$12,991	$11,341
Aug 18	$10,497	$9,932	$11,058	$13,152	$11,448
Sep 18	$10,507	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,276	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,290	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,029	$10,030	$10,660	$11,451	$10,753
Jan 19	$10,456	$10,136	$11,060	$12,342	$11,229
Feb 19	$10,568	$10,131	$11,233	$12,713	$11,394
Mar 19	$10,723	$10,325	$11,389	$12,880	$11,578
Apr 19	$10,838	$10,328	$11,505	$13,337	$11,785
May 19	$10,767	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,002	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,044	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,081	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,135	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,167	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,226	$10,912	$12,101	$14,194	$12,517
Dec 19	$11,392	$10,904	$12,302	$14,619	$12,700
Jan 20	$11,436	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,191	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,054	$11,247	$10,975	$11,542	$11,504
Apr 20	$10,617	$11,447	$11,502	$12,803	$12,235
May 20	$10,903	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,003	$11,573	$11,855	$13,776	$12,765
Jul 20	$11,310	$11,746	$12,196	$14,435	$13,165
Aug 20	$11,458	$11,651	$12,335	$15,400	$13,552
Sep 20	$11,366	$11,645	$12,186	$14,868	$13,314
Oct 20	$11,287	$11,593	$12,058	$14,412	$13,080
Nov 20	$11,853	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,112	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,085	$11,639	$12,877	$16,776	$14,165
Feb 21	$12,187	$11,471	$12,886	$17,206	$14,244
Mar 21	$12,349	$11,327	$13,104	$17,778	$14,392
Apr 21	$12,598	$11,417	$13,278	$18,606	$14,784
May 21	$12,686	$11,454	$13,433	$18,874	$14,914
Jun 21	$12,754	$11,535	$13,485	$19,155	$15,078
Jul 21	$12,795	$11,664	$13,601	$19,498	$15,297
Aug 21	$12,944	$11,641	$13,665	$19,983	$15,473
Sep 21	$12,707	$11,541	$13,437	$19,154	$15,085
Oct 21	$12,855	$11,537	$13,542	$20,239	$15,510
Nov 21	$12,668	$11,572	$13,373	$19,795	$15,363
Dec 21	$12,943	$11,542	$13,786	$20,641	$15,672
Jan 22	$12,658	$11,293	$13,529	$19,549	$15,088
Feb 22	$12,385	$11,167	$13,373	$19,055	$14,813
Mar 22	$12,408	$10,857	$13,300	$19,577	$14,811
Apr 22	$11,943	$10,445	$12,825	$17,951	$13,914
May 22	$11,862	$10,512	$12,908	$17,965	$13,965
Jun 22	$11,258	$10,347	$12,270	$16,409	$13,250
Jul 22	$11,736	$10,600	$12,717	$17,711	$13,938
Aug 22	$11,492	$10,301	$12,329	$16,971	$13,450
Sep 22	$10,860	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,095	$9,728	$12,020	$16,499	$12,903
Nov 22	$11,569	$10,086	$12,574	$17,646	$13,589
Dec 22	$11,425	$10,040	$12,469	$16,897	$13,270
Jan 23	$11,974	$10,349	$12,870	$18,092	$13,943
Feb 23	$11,693	$10,082	$12,563	$17,657	$13,595
Mar 23	$11,786	$10,338	$12,810	$18,203	$13,978
Apr 23	$11,953	$10,400	$12,957	$18,522	$14,143
May 23	$11,750	$10,287	$12,678	$18,337	$13,995
Jun 23	$11,946	$10,250	$12,940	$19,446	$14,394
Jul 23	$12,136	$10,243	$13,149	$20,099	$14,630
Aug 23	$11,987	$10,178	$13,032	$19,619	$14,409
Sep 23	$11,723	$9,919	$12,748	$18,773	$13,915
Oct 23	$11,529	$9,763	$12,476	$18,228	$13,603
Nov 23	$12,162	$10,205	$13,123	$19,937	$14,549
Dec 23	$12,659	$10,595	$13,641	$20,916	$15,185
Jan 24	$12,666	$10,566	$13,653	$21,167	$15,255
Feb 24	$12,735	$10,417	$13,639	$22,064	$15,471
Mar 24	$12,981	$10,513	$13,921	$22,773	$15,791
Apr 24	$12,733	$10,248	$13,628	$21,927	$15,298
May 24	$12,981	$10,421	$13,889	$22,906	$15,769
Jun 24	$13,074	$10,520	$13,907	$23,372	$16,004
Jul 24	$13,372	$10,766	$14,332	$23,784	$16,332
Aug 24	$13,619	$10,920	$14,642	$24,413	$16,665
Sep 24	$13,807	$11,067	$14,865	$24,860	$16,929
Oct 24	$13,592	$10,792	$14,575	$24,367	$16,552
Nov 24	$13,865	$10,906	$14,771	$25,485	$17,019
Dec 24	$13,560	$10,728	$14,434	$24,821	$16,658
Jan 25	$13,833	$10,785	$14,693	$25,697	$16,996
Feb 25	$13,998	$11,022	$14,992	$25,512	$17,122
Mar 25	$13,827	$11,026	$14,932	$24,376	$16,744
Apr 25	$13,856	$11,070	$14,902	$24,593	$16,851
May 25	$14,136	$10,990	$15,047	$26,048	$17,290
Jun 25	$14,426	$11,159	$15,297	$27,172	$17,796
Jul 25	$14,436	$11,130	$15,270	$27,522	$17,887
Aug 25	$14,709	$11,263	$15,631	$28,240	$18,227
Sep 25	$14,872	$11,386	$15,758	$29,148	$18,619
Oct 25	$14,913	$11,457	$15,772	$29,732	$18,864
Nov 25	$15,059	$11,528	$16,005	$29,816	$18,949
Dec 25	$15,123	$11,511	$16,088	$30,057	$19,012
Jan 26	$15,349	$11,523	$16,403	$30,729	$19,235
Feb 26	$15,615	$11,712	$16,790	$30,954	$19,462
Mar 26	$15,076	$11,506	$16,290	$28,983	$18,671
Apr 26	$15,546	$11,519	$16,562	$31,763	$19,577
May 26	$15,686	$11,554	$16,664	$33,209	$20,053
Jun 26	$15,720	$11,582	$16,704	$32,970	$20,005
Jul 26	$15,752	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.12%	4.25%	5.21%
Investor A Shares (with sales charge)...
	3.39	3.13	4.65
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Annual Shareholder Report — July 31, 2026

BAICX-07/26-AR

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.55%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor C Shares returned 8.31%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$10,050	$9,989	$10,048	$10,008	$9,998
Sep 16	$10,069	$9,983	$10,092	$10,061	$10,022
Oct 16	$10,010	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,963	$9,672	$9,880	$10,009	$9,841
Dec 16	$10,089	$9,686	$10,040	$10,248	$9,966
Jan 17	$10,213	$9,705	$10,140	$10,495	$10,096
Feb 17	$10,328	$9,770	$10,315	$10,787	$10,270
Mar 17	$10,371	$9,765	$10,355	$10,902	$10,322
Apr 17	$10,472	$9,840	$10,443	$11,063	$10,438
May 17	$10,545	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,587	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,684	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,687	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,749	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,806	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,830	$9,983	$10,943	$12,376	$11,123
Dec 17	$10,892	$10,029	$11,003	$12,544	$11,224
Jan 18	$11,020	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,801	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,728	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,759	$9,809	$10,831	$12,525	$11,100
May 18	$10,745	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,712	$9,867	$10,831	$12,598	$11,165
Jul 18	$10,879	$9,869	$11,004	$12,991	$11,341
Aug 18	$10,918	$9,932	$11,058	$13,152	$11,448
Sep 18	$10,912	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,674	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,682	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,405	$10,030	$10,660	$11,451	$10,753
Jan 19	$10,841	$10,136	$11,060	$12,342	$11,229
Feb 19	$10,951	$10,131	$11,233	$12,713	$11,394
Mar 19	$11,094	$10,325	$11,389	$12,880	$11,578
Apr 19	$11,217	$10,328	$11,505	$13,337	$11,785
May 19	$11,136	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,373	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,399	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,440	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,488	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,514	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,569	$10,912	$12,101	$14,194	$12,517
Dec 19	$11,732	$10,904	$12,302	$14,619	$12,700
Jan 20	$11,770	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,511	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,332	$11,247	$10,975	$11,542	$11,504
Apr 20	$10,895	$11,447	$11,502	$12,803	$12,235
May 20	$11,193	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,278	$11,573	$11,855	$13,776	$12,765
Jul 20	$11,586	$11,746	$12,196	$14,435	$13,165
Aug 20	$11,730	$11,651	$12,335	$15,400	$13,552
Sep 20	$11,640	$11,645	$12,186	$14,868	$13,314
Oct 20	$11,551	$11,593	$12,058	$14,412	$13,080
Nov 20	$12,123	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,369	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,345	$11,639	$12,877	$16,776	$14,165
Feb 21	$12,431	$11,471	$12,886	$17,206	$14,244
Mar 21	$12,599	$11,327	$13,104	$17,778	$14,392
Apr 21	$12,835	$11,417	$13,278	$18,606	$14,784
May 21	$12,927	$11,454	$13,433	$18,874	$14,914
Jun 21	$12,989	$11,535	$13,485	$19,155	$15,078
Jul 21	$13,011	$11,664	$13,601	$19,498	$15,297
Aug 21	$13,155	$11,641	$13,665	$19,983	$15,473
Sep 21	$12,917	$11,541	$13,437	$19,154	$15,085
Oct 21	$13,048	$11,537	$13,542	$20,239	$15,510
Nov 21	$12,860	$11,572	$13,373	$19,795	$15,363
Dec 21	$13,132	$11,542	$13,786	$20,641	$15,672
Jan 22	$12,834	$11,293	$13,529	$19,549	$15,088
Feb 22	$12,550	$11,167	$13,373	$19,055	$14,813
Mar 22	$12,565	$10,857	$13,300	$19,577	$14,811
Apr 22	$12,087	$10,445	$12,825	$17,951	$13,914
May 22	$11,996	$10,512	$12,908	$17,965	$13,965
Jun 22	$11,378	$10,347	$12,270	$16,409	$13,250
Jul 22	$11,854	$10,600	$12,717	$17,711	$13,938
Aug 22	$11,599	$10,301	$12,329	$16,971	$13,450
Sep 22	$10,954	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,185	$9,728	$12,020	$16,499	$12,903
Nov 22	$11,656	$10,086	$12,574	$17,646	$13,589
Dec 22	$11,491	$10,040	$12,469	$16,897	$13,270
Jan 23	$12,049	$10,349	$12,870	$18,092	$13,943
Feb 23	$11,759	$10,082	$12,563	$17,657	$13,595
Mar 23	$11,845	$10,338	$12,810	$18,203	$13,978
Apr 23	$12,005	$10,400	$12,957	$18,522	$14,143
May 23	$11,794	$10,287	$12,678	$18,337	$13,995
Jun 23	$11,983	$10,250	$12,940	$19,446	$14,394
Jul 23	$12,166	$10,243	$13,149	$20,099	$14,630
Aug 23	$12,009	$10,178	$13,032	$19,619	$14,409
Sep 23	$11,737	$9,919	$12,748	$18,773	$13,915
Oct 23	$11,536	$9,763	$12,476	$18,228	$13,603
Nov 23	$12,162	$10,205	$13,123	$19,937	$14,549
Dec 23	$12,638	$10,595	$13,641	$20,916	$15,185
Jan 24	$12,637	$10,566	$13,653	$21,167	$15,255
Feb 24	$12,699	$10,417	$13,639	$22,064	$15,471
Mar 24	$12,936	$10,513	$13,921	$22,773	$15,791
Apr 24	$12,694	$10,248	$13,628	$21,927	$15,298
May 24	$12,934	$10,421	$13,889	$22,906	$15,769
Jun 24	$13,019	$10,520	$13,907	$23,372	$16,004
Jul 24	$13,307	$10,766	$14,332	$23,784	$16,332
Aug 24	$13,553	$10,920	$14,642	$24,413	$16,665
Sep 24	$13,740	$11,067	$14,865	$24,860	$16,929
Oct 24	$13,525	$10,792	$14,575	$24,367	$16,552
Nov 24	$13,798	$10,906	$14,771	$25,485	$17,019
Dec 24	$13,494	$10,728	$14,434	$24,821	$16,658
Jan 25	$13,766	$10,785	$14,693	$25,697	$16,996
Feb 25	$13,930	$11,022	$14,992	$25,512	$17,122
Mar 25	$13,759	$11,026	$14,932	$24,376	$16,744
Apr 25	$13,788	$11,070	$14,902	$24,593	$16,851
May 25	$14,067	$10,990	$15,047	$26,048	$17,290
Jun 25	$14,356	$11,159	$15,297	$27,172	$17,796
Jul 25	$14,365	$11,130	$15,270	$27,522	$17,887
Aug 25	$14,637	$11,263	$15,631	$28,240	$18,227
Sep 25	$14,800	$11,386	$15,758	$29,148	$18,619
Oct 25	$14,840	$11,457	$15,772	$29,732	$18,864
Nov 25	$14,985	$11,528	$16,005	$29,816	$18,949
Dec 25	$15,049	$11,511	$16,088	$30,057	$19,012
Jan 26	$15,274	$11,523	$16,403	$30,729	$19,235
Feb 26	$15,538	$11,712	$16,790	$30,954	$19,462
Mar 26	$15,002	$11,506	$16,290	$28,983	$18,671
Apr 26	$15,470	$11,519	$16,562	$31,763	$19,577
May 26	$15,610	$11,554	$16,664	$33,209	$20,053
Jun 26	$15,643	$11,582	$16,704	$32,970	$20,005
Jul 26	$15,675	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.31%	3.49%	4.60%
Investor C Shares (with sales charge)...
	7.31	3.49	4.60
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Annual Shareholder Report — July 31, 2026

BCICX-07/26-AR

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.50%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 9.44%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% and the Fund's custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S.Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 10.25%.

What contributed to performance?

Equity-related allocations were the primary contributor to absolute performance. U.S. equities made the largest contribution, followed by covered calls and developed-market international equities. Infrastructure stocks and emerging market equities further helped results, as did real estate investment trusts.

Fixed-income positions also added to the Fund’s return. Commercial mortgage-backed securities and non-agency mortgage-backed securities were the largest contributors, followed by collateralized loan obligations. U.S. high yield corporates, investment-grade corporates, and bank loans also contributed. Emerging market debt, European and international high yield corporates, capital securities, and asset-backed securities provided additional positive contributions. The Fund's cash position had no material impact on performance.

What detracted from performance?

The Fund sought to manage interest rate risk through the use of derivatives, which detracted modestly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 16	$10,059	$9,989	$10,048	$10,008	$9,998
Sep 16	$10,076	$9,983	$10,092	$10,061	$10,022
Oct 16	$10,026	$9,906	$9,979	$9,867	$9,887
Nov 16	$9,996	$9,672	$9,880	$10,009	$9,841
Dec 16	$10,131	$9,686	$10,040	$10,248	$9,966
Jan 17	$10,265	$9,705	$10,140	$10,495	$10,096
Feb 17	$10,377	$9,770	$10,315	$10,787	$10,270
Mar 17	$10,429	$9,765	$10,355	$10,902	$10,322
Apr 17	$10,540	$9,840	$10,443	$11,063	$10,438
May 17	$10,622	$9,916	$10,596	$11,297	$10,588
Jun 17	$10,674	$9,906	$10,590	$11,340	$10,603
Jul 17	$10,781	$9,949	$10,703	$11,612	$10,753
Aug 17	$10,794	$10,038	$10,740	$11,628	$10,809
Sep 17	$10,866	$9,990	$10,846	$11,889	$10,905
Oct 17	$10,933	$9,996	$10,876	$12,114	$11,011
Nov 17	$10,966	$9,983	$10,943	$12,376	$11,123
Dec 17	$11,039	$10,029	$11,003	$12,544	$11,224
Jan 18	$11,178	$9,913	$11,120	$13,206	$11,455
Feb 18	$10,966	$9,819	$10,869	$12,659	$11,164
Mar 18	$10,902	$9,882	$10,807	$12,383	$11,078
Apr 18	$10,943	$9,809	$10,831	$12,525	$11,100
May 18	$10,938	$9,879	$10,811	$12,604	$11,175
Jun 18	$10,914	$9,867	$10,831	$12,598	$11,165
Jul 18	$11,094	$9,869	$11,004	$12,991	$11,341
Aug 18	$11,143	$9,932	$11,058	$13,152	$11,448
Sep 18	$11,147	$9,868	$11,090	$13,225	$11,443
Oct 18	$10,914	$9,790	$10,833	$12,254	$10,977
Nov 18	$10,932	$9,849	$10,915	$12,393	$11,072
Dec 18	$10,648	$10,030	$10,660	$11,451	$10,753
Jan 19	$11,104	$10,136	$11,060	$12,342	$11,229
Feb 19	$11,236	$10,131	$11,233	$12,713	$11,394
Mar 19	$11,392	$10,325	$11,389	$12,880	$11,578
Apr 19	$11,528	$10,328	$11,505	$13,337	$11,785
May 19	$11,455	$10,511	$11,349	$12,567	$11,550
Jun 19	$11,708	$10,643	$11,725	$13,395	$12,003
Jul 19	$11,745	$10,666	$11,731	$13,462	$12,046
Aug 19	$11,799	$10,943	$11,785	$13,186	$12,079
Sep 19	$11,859	$10,885	$11,912	$13,467	$12,175
Oct 19	$11,896	$10,917	$12,031	$13,810	$12,348
Nov 19	$11,962	$10,912	$12,101	$14,194	$12,517
Dec 19	$12,142	$10,904	$12,302	$14,619	$12,700
Jan 20	$12,192	$11,114	$12,269	$14,530	$12,784
Feb 20	$11,934	$11,314	$11,911	$13,302	$12,358
Mar 20	$10,725	$11,247	$10,975	$11,542	$11,504
Apr 20	$11,316	$11,447	$11,502	$12,803	$12,235
May 20	$11,636	$11,501	$11,767	$13,421	$12,559
Jun 20	$11,734	$11,573	$11,855	$13,776	$12,765
Jul 20	$12,064	$11,746	$12,196	$14,435	$13,165
Aug 20	$12,225	$11,651	$12,335	$15,400	$13,552
Sep 20	$12,141	$11,645	$12,186	$14,868	$13,314
Oct 20	$12,060	$11,593	$12,058	$14,412	$13,080
Nov 20	$12,668	$11,707	$12,728	$16,255	$13,981
Dec 20	$12,936	$11,723	$12,950	$16,944	$14,287
Jan 21	$12,922	$11,639	$12,877	$16,776	$14,165
Feb 21	$13,034	$11,471	$12,886	$17,206	$14,244
Mar 21	$13,210	$11,327	$13,104	$17,778	$14,392
Apr 21	$13,480	$11,417	$13,278	$18,606	$14,784
May 21	$13,577	$11,454	$13,433	$18,874	$14,914
Jun 21	$13,653	$11,535	$13,485	$19,155	$15,078
Jul 21	$13,689	$11,664	$13,601	$19,498	$15,297
Aug 21	$13,852	$11,641	$13,665	$19,983	$15,473
Sep 21	$13,614	$11,541	$13,437	$19,154	$15,085
Oct 21	$13,776	$11,537	$13,542	$20,239	$15,510
Nov 21	$13,579	$11,572	$13,373	$19,795	$15,363
Dec 21	$13,877	$11,542	$13,786	$20,641	$15,672
Jan 22	$13,575	$11,293	$13,529	$19,549	$15,088
Feb 22	$13,286	$11,167	$13,373	$19,055	$14,813
Mar 22	$13,313	$10,857	$13,300	$19,577	$14,811
Apr 22	$12,819	$10,445	$12,825	$17,951	$13,914
May 22	$12,735	$10,512	$12,908	$17,965	$13,965
Jun 22	$12,078	$10,347	$12,270	$16,409	$13,250
Jul 22	$12,607	$10,600	$12,717	$17,711	$13,938
Aug 22	$12,347	$10,301	$12,329	$16,971	$13,450
Sep 22	$11,659	$9,856	$11,678	$15,393	$12,534
Oct 22	$11,916	$9,728	$12,020	$16,499	$12,903
Nov 22	$12,440	$10,086	$12,574	$17,646	$13,589
Dec 22	$12,276	$10,040	$12,469	$16,897	$13,270
Jan 23	$12,881	$10,349	$12,870	$18,092	$13,943
Feb 23	$12,583	$10,082	$12,563	$17,657	$13,595
Mar 23	$12,686	$10,338	$12,810	$18,203	$13,978
Apr 23	$12,868	$10,400	$12,957	$18,522	$14,143
May 23	$12,653	$10,287	$12,678	$18,337	$13,995
Jun 23	$12,867	$10,250	$12,940	$19,446	$14,394
Jul 23	$13,075	$10,243	$13,149	$20,099	$14,630
Aug 23	$12,918	$10,178	$13,032	$19,619	$14,409
Sep 23	$12,637	$9,919	$12,748	$18,773	$13,915
Oct 23	$12,418	$9,763	$12,476	$18,228	$13,603
Nov 23	$13,117	$10,205	$13,123	$19,937	$14,549
Dec 23	$13,641	$10,595	$13,641	$20,916	$15,185
Jan 24	$13,652	$10,566	$13,653	$21,167	$15,255
Feb 24	$13,731	$10,417	$13,639	$22,064	$15,471
Mar 24	$13,999	$10,513	$13,921	$22,773	$15,791
Apr 24	$13,735	$10,248	$13,628	$21,927	$15,298
May 24	$14,007	$10,421	$13,889	$22,906	$15,769
Jun 24	$14,125	$10,520	$13,907	$23,372	$16,004
Jul 24	$14,450	$10,766	$14,332	$23,784	$16,332
Aug 24	$14,720	$10,920	$14,642	$24,413	$16,665
Sep 24	$14,927	$11,067	$14,865	$24,860	$16,929
Oct 24	$14,698	$10,792	$14,575	$24,367	$16,552
Nov 24	$14,997	$10,906	$14,771	$25,485	$17,019
Dec 24	$14,656	$10,728	$14,434	$24,821	$16,658
Jan 25	$14,956	$10,785	$14,693	$25,697	$16,996
Feb 25	$15,152	$11,022	$14,992	$25,512	$17,122
Mar 25	$14,956	$11,026	$14,932	$24,376	$16,744
Apr 25	$15,006	$11,070	$14,902	$24,593	$16,851
May 25	$15,313	$10,990	$15,047	$26,048	$17,290
Jun 25	$15,616	$11,159	$15,297	$27,172	$17,796
Jul 25	$15,645	$11,130	$15,270	$27,522	$17,887
Aug 25	$15,930	$11,263	$15,631	$28,240	$18,227
Sep 25	$16,126	$11,386	$15,758	$29,148	$18,619
Oct 25	$16,159	$11,457	$15,772	$29,732	$18,864
Nov 25	$16,336	$11,528	$16,005	$29,816	$18,949
Dec 25	$16,395	$11,511	$16,088	$30,057	$19,012
Jan 26	$16,659	$11,523	$16,403	$30,729	$19,235
Feb 26	$16,952	$11,712	$16,790	$30,954	$19,462
Mar 26	$16,371	$11,506	$16,290	$28,983	$18,671
Apr 26	$16,886	$11,519	$16,562	$31,763	$19,577
May 26	$17,042	$11,554	$16,664	$33,209	$20,053
Jun 26	$17,067	$11,582	$16,704	$32,970	$20,005
Jul 26	$17,122	$11,431	$16,835	$33,139	$19,926

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.44%	4.58%	5.53%
Bloomberg U.S. Aggregate Bond Index...
	2.71	(0.40)	1.35
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	10.25	4.36	5.35
MSCI World Index (Net)...
	20.41	11.19	12.73
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	11.40	5.43	7.14

Key Fund statistics

Table Summary
Net Assets...
$10,425,673,159
Number of Portfolio Holdings...
6,106
Net Investment Advisory Fees...
$46,897,833
Portfolio Turnover Rate...
119%

Performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1%
Microsoft Corp...
0.8
Amazon.com, Inc...
0.6
Beignet Investor LLC, 6.58%, 05/30/49...
0.5
Meta Platforms, Inc., Class A...
0.4
Alphabet, Inc., Class A...
0.4
Broadcom, Inc...
0.4
JPMorgan Structured Products BV (Amazon.com, Inc.), 18.70%, 08/31/26...
0.3
NVIDIA Corp...
0.3
UnitedHealth Group, Inc...
0.3
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
24.2%
Corporate Bonds...
23.7
Equity-Linked Notes...
16.2
Asset-Backed Securities...
11.5
Non-Agency Mortgage-Backed Securities...
11.3
Floating Rate Loan Interests...
5.7
Foreign Government Obligations...
2.3
Preferred Securities...
2.3
Investment Companies...
2.1
Fixed Rate Loan Interests...
0.4
OtherFootnote Reference(b)...
0.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Annual Shareholder Report — July 31, 2026

BKMIX-07/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by PricewaterhouseCoopers (“PwC”)  in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$57,065	$57,065	$0	$0	$0	$22,900	$0	$0
BlackRock Multi-Asset Income Portfolio	$79,487	$79,487	$0	$0	$0	$26,900	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews.
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$0	$22,900
BlackRock Multi-Asset Income Portfolio	$0	$26,900

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.95%, 04/15/38
(a) (b)
.......... USD 2,000 $ 1,999,066
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.03%, 02/15/37
(a) (c)
................ EUR 100 116,809
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.12%, 01/18/43
(a) (b)
................ USD 1,000 1,001,300
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%, 08/18/44
(a) (b)
1,000 1,000,658
AGL CLO 11 Ltd., Series 2021-11A, Class CR,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.70%, 10/15/38
(a) (b)
.......... 500 501,474
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.10%, 10/20/37
(a) (b)
.......... 1,500 1,502,537
AGL CLO 33 Ltd., Series 2024-33A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.08%, 07/21/37
(a) (b)
.......... 2,000 2,002,427
AMSR Trust
(b)
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ..................... 100 94,978
Series 2026-SFR1, Class F1, 3.78%,
04/17/43 ..................... 2,000 1,715,944
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A1R, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 5.01%, 07/15/39
(a) (b)
2,000 2,001,652
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.77%, 07/25/39
(a) (c)
................ EUR 100 115,315
AREIT Ltd.
(a)(b)
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.07%, 12/17/29 ................ USD 1,150 1,150,902
Series 2026-CRE12, Class A, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.02%, 02/18/44 ................ 1,000 1,000,000
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.10%, 01/15/38
(a) (b)
..... 2,000 2,003,597
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a) (b) (d) (e)
.......... 500 3,645
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.23%, 01/15/39
(a) (c)
................ EUR 100 115,222
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.58%, 10/15/38
(a) (c)
................ 100 114,883
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.23%, 04/15/38
(a) (c)
................ 100 114,912
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.48%, 01/15/38
(a) (c)
................ 100 115,798
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.38%, 07/15/39
(a) (b)
......... USD 1,000 1,000,377
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.45%,
10/15/37
(a) (b)
..................... 1,650 1,652,079
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.99%, 01/25/38
(a) (b)
2,000 1,998,261
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.99%, 01/19/38
(a) (b)
......... USD 1,000 $ 1,001,069
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.10%, 01/15/38
(a) (b)
2,000 2,003,077
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 10/18/42
(a) (b)
................ 1,000 1,001,899
Carlyle US CLO Ltd.
(a)(b)
Series 2019-2A, Class AR2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.11%, 10/15/37 ................ 2,000 2,002,918
Series 2022-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
5.04%, 10/25/38 ................ 1,250 1,250,375
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.64%, 07/16/31
(a) (b)
.......... 1,600 1,598,384
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a) (b) (d) (e)
...... 1,000 168,960
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.43%, 10/15/39
(a) (c)
.......... EUR 100 115,330
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.14%, 10/24/37 ................ USD 2,330 2,333,626
Series 2018-1A, Class A1R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.05%, 01/18/38 ................ 2,532 2,536,055
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.02%, 10/15/38 ................ 2,400 2,403,582
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.99%, 10/15/38 ................ 1,000 1,000,464
Series 2023-1A, Class D1R, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.35%, 10/15/38 ................ 2,000 2,002,357
Clover CLO LLC
(a)(b)
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.18%, 04/20/37 ................ 500 483,790
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.36%,
01/25/35 ..................... 1,000 990,118
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.53%, 10/15/37
(a) (c)
................ EUR 100 114,279
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.92%, 01/23/38
(a) (c)
................ 120 138,441
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class D1, (3-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 6.98%, 04/20/38
(a) (b)
..... USD 1,000 1,001,078
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.08%, 01/15/38 ................ 2,500 2,503,526
Series 2022-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.45%, 01/15/38 ................ 2,500 2,504,800
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class C1R, (3-mo. CME Term SOFR at 2.60%
Floor + 2.60%), 6.33%, 07/20/39
(a) (b)
..... 1,750 1,756,870

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.10%, 07/15/37
(a) (b)
..... USD 1,000 $ 986,250
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.63%, 01/15/38
(a) (c)
................ EUR 100 114,820
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor +
2.60%), 6.35%, 01/17/38
(a) (b)
.......... USD 2,000 1,953,201
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 6.03%, 10/15/34
(a) (c)
......... EUR 250 289,445
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
08/19/42 ..................... USD 1,150 1,151,129
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
01/19/44 ..................... 704 705,314
Garnet CLO 4 Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.97%, 01/20/39
(a) (b)
.......... 1,500 1,501,641
GCM CLO Ltd., Series 2026-2A, Class C, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
0.00%, 07/20/39
(a) (b)
................ 2,400 2,400,000
GoldenTree Loan Management US CLO 17 Ltd.,
Series 2023-17A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.38%,
01/20/39
(a) (b)
..................... 1,000 1,002,230
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.07%,
10/20/37
(a) (b)
..................... 3,000 3,004,480
Golub Capital Partners CLO 62B Ltd., Series
2022-62A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.12%, 10/15/37
(a) (b)
2,400 2,403,822
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.20%, 03/25/36
(a)
.......... 50 13,454
Hambridge Euro CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.78%, 10/20/38
(a) (c)
................ EUR 100 116,557
Henley CLO XI DAC, Series 11X, Class D,
(3-mo. EURIBOR at 2.60% Floor + 2.60%),
5.07%, 04/25/39
(a) (c)
................ 130 149,998
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.06%, 07/15/38
(a) (b)
.......... USD 1,000 1,002,242
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 5.27%, 07/20/37
(a) (b)
..... 1,750 1,752,447
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.13%, 10/22/37
(a) (b)
..... 2,000 2,003,744
Long Beach Mortgage Loan Trust, Series 2006-
9, Class 2A2, (1-mo. CME Term SOFR at
0.22% Floor + 0.33%), 4.06%, 10/25/36
(a)
. 408 123,894
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.89%, 04/23/38
(a) (b)
2,000 1,996,001
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 6.85%, 08/15/37
(a) (b)
..... 2,500 2,503,230
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term SOFR
at 0.56% Floor + 0.67%), 4.40%, 05/25/37
(a)
650 559,246
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.02%, 02/18/41
(a) (b)
................ USD 1,000 $ 1,000,769
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.06%, 10/20/38
(a) (b)
......... 1,500 1,502,348
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.93%, 03/31/38
(a) (b)
.......... 1,500 1,499,362
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class D1R2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 6.23%, 04/20/38
(a) (b)
2,000 1,964,968
Oaktree CLO Ltd., Series 2020-1A, Class ARR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.19%), 4.94%, 01/15/38
(a) (b)
.......... 1,000 999,250
OCP CLO Ltd.
(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.07%, 11/26/37 ................ 1,000 1,001,500
Series 2021-23A, Class AR2, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.94%, 01/17/39 ................ 2,000 2,000,516
Series 2024-32A, Class D1R, (3-mo. CME
Term SOFR at 2.55% Floor + 2.60%),
6.35%, 07/23/39 ................ 1,000 1,001,719
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class D2R, (3-mo. CME Term SOFR at 4.10%
Floor + 4.10%), 7.83%, 07/20/37
(a) (b)
..... 1,000 998,117
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R4, (3-mo. CME Term SOFR at
2.50% Floor + 2.50%), 6.14%, 02/20/38
(a) (b)
1,000 991,291
Palmer Square CLO Ltd.
(a)(b)
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.65%,
10/15/38 ..................... 1,750 1,750,875
Series 2021-4A, Class A1R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.07%, 07/15/38 ................ 3,000 3,006,903
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.60%,
07/15/38 ..................... 1,400 1,399,291
Series 2021-4A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.60%, 07/15/38 ................ 3,000 2,990,068
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.08%,
07/20/37 ..................... 2,000 2,001,931
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.17%,
08/18/43
(a) (b)
..................... 1,000 1,003,002
Pikes Peak CLO 5, Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.13%, 10/20/37
(a) (b)
.......... 1,100 1,102,031
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.34%, 03/19/43
(a) (b)
.......... 900 900,835
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.05%, 01/20/38
(a) (b)
..... 2,000 2,004,778
Renaissance Home Equity Loan Trust, Series
2004-4, Class MF2, 5.82%, 02/25/35
(f)
.... 439 390,795
Rockford Tower CLO Ltd., Series 2018-2A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.19%, 10/20/31
(a) (b)
.......... 300 301,169

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.47%, 10/25/37 EUR 100 $ 113,978
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.53%, 01/15/40 150 172,332
RR 24 Ltd., Series 2022-24A, Class A1A2,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.06%, 01/15/37
(a) (b)
.......... USD 1,000 1,002,321
RR 7 Ltd., Series RE1XNL, Class A2B, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.60%, 01/15/37
(a) (b)
................ 1,200 1,200,000
Sandstone Peak II Ltd., Series 2023-1A, Class
A1R, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.14%, 07/20/38
(a) (b)
......... 2,000 2,004,750
Sandstone Peak IV Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 5.02%, 01/20/39
(a) (b)
.......... 1,000 1,001,645
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.93%, 07/15/38
(a) (c)
.......... EUR 100 115,249
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.43%, 01/20/38
(a) (b)
......... USD 1,500 1,501,890
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.11%, 01/15/38
(a) (b)
.......... 1,700 1,702,977
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.96%, 04/15/38
(a) (b)
.......... 1,000 999,342
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.43%, 01/15/39
(a) (c)
................ EUR 100 115,821
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.11%, 07/21/37
(a) (b)
......... USD 2,000 2,001,783
Sixth Street CLO XV Ltd., Series 2020-15A,
Class AR, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.15%, 10/24/37
(a) (b)
..... 1,000 1,001,652
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.40%, 07/17/38
(a) (b)
..... 750 751,665
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.50%, 08/25/38
(a) (c)
................ EUR 100 115,699
Sycamore Tree CLO Ltd., Series 2025-6A, Class
D1A, (3-mo. CME Term SOFR at 2.70% Floor
+ 2.70%), 6.43%, 04/20/38
(a) (b)
......... USD 2,000 1,995,197
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.17%,
07/23/37 ..................... 2,000 2,002,804
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.55%,
07/23/37 ..................... 1,000 1,001,220
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.15%, 07/23/37 ................ 1,000 994,665
Series 2022-2A, Class AR, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.97%,
03/27/38 ..................... 2,000 2,001,721
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 157 218,950
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 6.89%, 04/20/31
(a) (b)
.......... USD 500 501,911
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.53%, 01/15/39
(a) (c)
................ EUR 250 $ 289,623
VMC Finance LLC, Series 2026-FL6, Class A,
(1-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 11/19/43
(a) (b)
.......... USD 1,000 1,001,068
Total Asset-Backed Securities — 7 .9%
(Cost: $ 130,565,054 ) .............................. 129,585,760
Shares
Shares
Common Stocks
Aerospace & Defense — 1.2%
Airbus SE ......................... 2,491 584,784
Axon Enterprise, Inc.
(e)
................ 193 101,858
BAE Systems plc .................... 47,845 1,354,460
Boeing Co. (The)
(e)
................... 2,554 552,022
BWX Technologies, Inc. ............... 1,240 209,188
Curtiss-Wright Corp. .................. 643 465,532
Dassault Aviation SA ................. 1,526 527,157
Elbit Systems Ltd. ................... 162 130,869
GE Aerospace ...................... 2,123 764,429
General Dynamics Corp. ............... 729 279,513
Hanwha Aerospace Co. Ltd. ............ 367 235,609
Hanwha Systems Co. Ltd. .............. 3,064 134,192
HEICO Corp. ...................... 1,117 398,054
Hensoldt AG ....................... 3,522 323,527
Hexcel Corp. ....................... 1,685 173,471
Honeywell Aerospace, Inc.
(e)
............ 2,610 539,591
Howmet Aerospace, Inc. ............... 1,857 524,157
Huntington Ingalls Industries, Inc. ......... 1,052 343,425
Kongsberg Gruppen ASA .............. 21,348 667,188
Korea Aerospace Industries Ltd. .......... 1,439 128,121
Kratos Defense & Security Solutions, Inc.
(e)
.. 4,283 199,588
L3Harris Technologies, Inc. ............. 2,433 674,087
Leonardo DRS, Inc. .................. 7,752 356,980
Leonardo SpA ...................... 11,060 704,904
Lockheed Martin Corp. ................ 2,282 1,329,813
Melrose Industries plc ................. 5,357 32,952
Moog, Inc. , Class A .................. 496 193,366
MTU Aero Engines AG ................ 27 11,320
Northrop Grumman Corp. .............. 2,305 1,250,416
Rheinmetall AG ..................... 602 795,813
Rolls-Royce Holdings plc .............. 41,238 822,684
RTX Corp. ........................ 6,476 1,393,765
Saab AB , Class B ................... 10,834 680,785
Safran SA ......................... 1,929 758,061
Singapore Technologies Engineering Ltd. .... 42,000 330,027
Textron, Inc. ....................... 1,968 167,792
Thales SA ......................... 3,202 911,547
TransDigm Group, Inc. ................ 397 497,989
Woodward, Inc. ..................... 606 218,614
19,767,650
Air Freight & Logistics — 0.1%
Deutsche Post AG ................... 8,848 591,062
DSV A/S .......................... 176 38,037
FedEx Corp. ....................... 3,636 1,117,707
1,746,806
Automobile Components — 0.0%
Aisin Corp. ........................ 1,500 20,680
Bridgestone Corp. ................... 3,700 91,373
Cie Generale des Etablissements Michelin SCA 388 15,683

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobile Components (continued)
Continental AG ..................... 327 $ 27,195
Denso Corp. ....................... 24,500 300,833
Sumitomo Electric Industries Ltd. ......... 10,400 137,645
Versigent plc
(e)
...................... 1,160 47,966
641,375
Automobiles — 0.1%
Bayerische Motoren Werke AG .......... 1,198 82,115
Honda Motor Co. Ltd. ................. 10,700 107,852
Mercedes-Benz Group AG .............. 1,931 104,407
Stellantis NV
(e)
...................... 6,976 40,165
Subaru Corp. ...................... 4,400 74,899
Suzuki Motor Corp. .................. 10,600 138,368
Toyota Motor Corp. .................. 25,800 488,257
1,036,063
Banks — 2.9%
ABN AMRO Bank NV , CVA
(c)
............ 15,197 687,475
AIB Group plc ...................... 6,382 75,905
AL Sydbank ....................... 3,450 332,214
ANZ Group Holdings Ltd. .............. 821 21,457
Banca Monte dei Paschi di Siena SpA ...... 49,203 658,995
Banco Bilbao Vizcaya Argentaria SA ....... 63,633 1,783,755
Banco BPM SpA .................... 29,503 538,672
Banco Comercial Portugues SA , Class R .... 373,231 459,861
Banco de Sabadell SA ................ 105,894 406,551
Banco Santander SA ................. 126,253 1,795,605
Bank Hapoalim BM .................. 4,934 119,787
Bank Leumi Le-Israel BM .............. 7,220 170,596
Bank of America Corp. ................ 39,076 2,420,758
Bank of Ireland Group plc .............. 23,769 499,147
Bankinter SA ....................... 24,376 448,395
Banque Cantonale Vaudoise (Registered) ... 2,239 351,726
Barclays plc ....................... 218,257 1,500,197
BAWAG Group AG
(b) (c)
................. 2,453 497,457
BNP Paribas SA .................... 11,504 1,461,799
BOC Hong Kong Holdings Ltd. ........... 15,500 103,076
BPER Banca SpA ................... 36,474 592,674
CaixaBank SA ...................... 65,636 953,451
Citigroup, Inc. ...................... 10,359 1,372,050
Citizens Financial Group, Inc. ........... 2,372 169,954
Commerzbank AG
(e)
.................. 13,592 598,732
Commonwealth Bank of Australia ......... 4,897 612,149
Credit Agricole SA ................... 37,789 844,413
Danske Bank A/S .................... 13,249 762,476
DBS Group Holdings Ltd. .............. 14,902 859,797
DNB Bank ASA ..................... 24,366 784,551
Erste Group Bank AG ................. 5,946 777,280
FinecoBank Banca Fineco SpA .......... 15,364 420,926
First Citizens BancShares, Inc. , Class A ..... 214 467,943
HSBC Holdings plc .................. 108,203 2,304,217
ING Groep NV ...................... 45,016 1,581,932
Intesa Sanpaolo SpA ................. 197,069 1,489,706
Israel Discount Bank Ltd. , Class A ........ 5,631 58,768
Japan Post Bank Co. Ltd. .............. 2,900 56,072
JPMorgan Chase & Co. ............... 7,813 2,748,535
Jyske Bank A/S (Registered) ............ 2,139 339,513
KBC Ancora ....................... 3,232 330,236
KBC Group NV ..................... 5,134 738,571
Lion Finance Group plc ................ 2,018 316,990
Lloyds Banking Group plc .............. 720,939 1,114,296
Mitsubishi UFJ Financial Group, Inc. ....... 37,500 837,619
Mizrahi Tefahot Bank Ltd. .............. 1,515 112,743
Mizuho Financial Group, Inc. ............ 5,900 305,881
National Australia Bank Ltd. ............. 10,638 308,034
NatWest Group plc ................... 124,224 1,171,759
Security
Shares
Shares Value
Banks (continued)
Nordea Bank Abp ................... 47,486 $ 958,417
Oversea-Chinese Banking Corp. Ltd. ...... 8,800 199,876
Raiffeisen Bank International AG ......... 7,916 543,502
Regions Financial Corp. ............... 10,357 320,549
Resona Holdings, Inc. ................ 3,600 48,819
Ringkjoebing Landbobank A/S ........... 1,103 296,385
Sberbank of Russia PJSC
(e) (g)
............ 98,136 12
Skandinaviska Enskilda Banken AB , Class A . 30,886 723,736
Societe Generale SA ................. 10,514 988,281
SpareBank 1 Sor-Norge ASA ............ 13,762 308,295
Standard Chartered plc ................ 30,485 901,369
Sumitomo Mitsui Financial Group, Inc. ...... 10,400 446,877
Sumitomo Mitsui Trust Group, Inc. ........ 18,200 187,145
Svenska Handelsbanken AB , Class A ...... 37,423 572,219
Swedbank AB , Class A ................ 14,391 575,639
TBC Bank Group plc ................. 3,831 248,776
Unicaja Banco SA
(b) (c)
................. 97,846 376,242
UniCredit SpA ...................... 17,987 1,696,387
United Overseas Bank Ltd. ............. 600 20,291
Valiant Holding AG (Registered) .......... 1,021 199,540
Wells Fargo & Co. ................... 11,598 1,002,647
Westpac Banking Corp. ............... 5,565 147,569
48,127,269
Beverages — 0.2%
Anheuser-Busch InBev SA/NV ........... 2,762 239,891
Carlsberg A/S , Class B ................ 393 57,871
Coca-Cola HBC AG .................. 327 22,050
Diageo plc ........................ 746 16,388
Heineken Holding NV ................. 412 34,660
Heineken NV ...................... 417 37,755
Keurig Dr Pepper, Inc. ................ 16,850 524,372
Molson Coors Beverage Co. , Class B ...... 3,926 163,165
PepsiCo, Inc. ...................... 17,636 2,461,280
Pernod Ricard SA ................... 285 22,211
3,579,643
Biotechnology — 0.2%
Amgen, Inc. ....................... 7,232 2,785,477
Argenx SE
(e)
....................... 165 141,322
CSL Ltd. .......................... 4,978 430,399
Genmab A/S
(e)
...................... 343 98,729
Grifols SA , Class A ................... 837 9,619
Swedish Orphan Biovitrum AB
(e)
.......... 1,384 68,586
Zealand Pharma A/S
(e)
................ 212 9,966
3,544,098
Broadline Retail — 0.7%
Amazon.com, Inc.
(e)
.................. 37,342 10,141,340
Canadian Tire Corp. Ltd. , Class A ......... 275 40,136
Next plc .......................... 793 158,805
Pan Pacific International Holdings Corp. .... 26,700 151,401
Prosus NV , Class N .................. 2,580 119,900
Rakuten Group, Inc.
(e)
................. 5,000 26,071
Wesfarmers Ltd. .................... 3,393 212,522
10,850,175
Building Products — 0.2%
AGC, Inc. ......................... 300 11,314
Allegion plc ........................ 532 83,737
Assa Abloy AB , Class B ............... 6,429 238,553
Belimo Holding AG (Registered) .......... 165 172,061
Carrier Global Corp. .................. 10,156 627,742
Cie de Saint-Gobain SA ............... 4,352 409,032
Daikin Industries Ltd. ................. 1,000 144,855
Fortune Brands Innovations, Inc. ......... 8,245 406,149
Geberit AG (Registered) ............... 296 195,035

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Johnson Controls International plc ........ 1,987 $ 291,413
Kingspan Group plc .................. 969 90,062
Masco Corp. ....................... 1,858 132,810
Nibe Industrier AB , Class B ............. 32,909 131,917
ROCKWOOL A/S , Class B ............. 2,224 71,059
Trane Technologies plc ................ 681 309,821
3,315,560
Capital Markets — 0.6%
3i Group plc ....................... 2,407 92,664
ASX Ltd. ......................... 482 18,593
Avanza Bank Holding AB .............. 6,748 276,911
Banca Generali SpA .................. 4,593 346,988
Carlyle Group, Inc. (The) ............... 3,163 145,561
CBOE Global Markets, Inc. ............. 281 87,175
Charles Schwab Corp. (The) ............ 6,435 677,219
Daiwa Securities Group, Inc. ............ 4,300 48,103
Deutsche Bank AG (Registered) .......... 30,477 1,121,737
Deutsche Boerse AG ................. 906 272,903
Goldman Sachs Group, Inc. (The) ........ 1,639 1,669,125
Guotai Junan International Holdings Ltd.
(h)
... 48,000 12,919
IG Group Holdings plc ................ 1,545 30,401
Intercontinental Exchange, Inc. .......... 3,094 471,773
Julius Baer Group Ltd. ................ 501 44,048
London Stock Exchange Group plc ........ 1,691 190,225
Macquarie Group Ltd. ................. 2,498 443,442
Morgan Stanley ..................... 10,420 2,192,576
MSCI, Inc. , Class A .................. 322 184,261
Nomura Holdings, Inc. ................ 22,900 221,546
Partners Group Holding AG ............. 83 69,183
Raymond James Financial, Inc. .......... 822 144,656
SBI Holdings, Inc. ................... 400 7,551
State Street Corp. ................... 1,764 324,858
Swissquote Group Holding SA (Registered) .. 150 7,815
UBS Group AG (Registered) ............ 11,180 590,949
9,693,182
Chemicals — 0.3%
Air Liquide SA ...................... 2,049 403,671
Air Products & Chemicals, Inc. ........... 697 205,538
Akzo Nobel NV ..................... 1,399 97,990
Arkema SA ........................ 723 49,245
Asahi Kasei Corp. ................... 4,000 42,700
BASF SE ......................... 5,981 347,219
DSM-Firmenich AG .................. 1,678 180,902
Evonik Industries AG ................. 4,268 86,340
Givaudan SA (Registered) .............. 16 63,950
International Flavors & Fragrances, Inc. ..... 2,397 189,890
Johnson Matthey plc ................. 422 11,400
Linde plc ......................... 2,748 1,314,588
Mitsui Chemicals, Inc. ................. 2,200 28,925
Mosaic Co. (The) .................... 5,586 123,562
Nitto Denko Corp. ................... 6,400 135,145
Orica Ltd. ......................... 6,617 108,093
PPG Industries, Inc. .................. 3,101 342,723
Resonac Holdings Corp. ............... 400 33,320
Sherwin-Williams Co. (The) ............. 1,118 381,070
Shin-Etsu Chemical Co. Ltd. ............ 6,300 224,596
Sika AG (Registered) ................. 936 210,591
Solstice Advanced Materials, Inc. ......... 3,132 188,452
Sumitomo Chemical Co. Ltd. ............ 42,200 136,551
Syensqo SA ....................... 284 25,264
Symrise AG , Class A ................. 108 11,083
Toray Industries, Inc. ................. 2,900 20,831
Security
Shares
Shares Value
Chemicals (continued)
Tosoh Corp. ....................... 1,900 $ 31,955
4,995,594
Commercial Services & Supplies — 0.1%
Bilfinger SE ........................ 1,040 99,462
Brambles Ltd. ...................... 11,584 159,022
Dai Nippon Printing Co. Ltd. ............ 3,200 58,023
Element Fleet Management Corp. ........ 2,407 54,017
Rentokil Initial plc .................... 58,347 268,703
Rollins, Inc. ........................ 2,858 108,518
Secom Co. Ltd. ..................... 2,100 90,460
Securitas AB , Class B ................. 6,685 107,390
SPIE SA .......................... 2,759 148,381
Waste Management, Inc. ............... 2,804 635,246
WOM New Holdco
(e) (g)
................. 2,389 20,307
1,749,529
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................ 2,507 452,137
Cisco Systems, Inc. .................. 6,582 763,446
F5, Inc.
(e)
......................... 819 329,705
Motorola Solutions, Inc. ............... 678 295,439
Nokia OYJ ........................ 19,692 182,012
Telefonaktiebolaget LM Ericsson , Class B ... 23,259 228,791
Viasat, Inc.
(e)
....................... 1,143 87,931
2,339,461
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 1,724 219,760
Bouygues SA ...................... 921 51,880
Eiffage SA ........................ 1,448 205,804
EMCOR Group, Inc. .................. 340 271,126
Ferrovial NV ....................... 3,121 204,444
Kajima Corp. ....................... 4,400 147,023
MasTec, Inc.
(e)
...................... 973 255,996
Obayashi Corp. ..................... 6,400 125,788
Quanta Services, Inc. ................. 658 439,123
Sacyr SA ......................... 31,572 171,629
Shimizu Corp. ...................... 4,700 69,235
Skanska AB , Class B ................. 3,523 98,856
Strabag SE ........................ 441 42,564
Taisei Corp. ....................... 700 56,702
United Site Services
(e) (g)
................ 5,712 57,120
Vinci SA .......................... 5,242 740,133
Webuild SpA ....................... 28,103 72,956
3,230,139
Construction Materials — 0.0%
Buzzi SpA ......................... 1,426 67,643
Heidelberg Materials AG ............... 1,083 201,617
Holcim AG ........................ 3,604 327,330
Wienerberger AG .................... 1,806 44,450
641,040
Consumer Finance — 0.1%
American Express Co. ................ 2,128 715,540
Capital One Financial Corp. ............. 3,230 675,102
Cembra Money Bank AG ............... 1,859 206,683
1,597,325
Consumer Staples Distribution & Retail — 0.2%
Aeon Co. Ltd. ...................... 5,300 45,472
Coles Group Ltd. .................... 16,422 277,417
Costco Wholesale Corp. ............... 130 123,746
Dollar General Corp. ................. 2,626 333,633
J Sainsbury plc ..................... 22,830 110,093
Jeronimo Martins SGPS SA ............. 1,175 23,564

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Kobe Bussan Co. Ltd. ................. 2,000 $ 34,967
Koninklijke Ahold Delhaize NV ........... 6,273 248,550
Kroger Co. (The) .................... 6,117 353,196
Seven & i Holdings Co. Ltd. ............. 4,900 64,975
Target Corp. ....................... 8,242 1,190,887
Tesco plc ......................... 54,614 359,478
Walmart, Inc. ....................... 1,049 116,649
Woolworths Group Ltd. ................ 279 7,786
3,290,413
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 797 135,275
Crown Holdings, Inc. ................. 3,734 440,052
Smurfit WestRock plc ................. 10,416 478,823
1,054,150
Diversified REITs — 0.2%
CapitaLand Integrated Commercial Trust .... 426,800 828,307
Merlin Properties Socimi SA ............ 35,813 622,435
Mirvac Group
(i)
...................... 24,213 30,367
Stockland
(i)
........................ 67,438 201,867
United Urban Investment Corp. .......... 550 562,049
WP Carey, Inc. ..................... 14,860 1,093,696
3,338,721
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (c)
................ 1,497 46,503
Comcast Corp. , Class A ............... 93,274 2,234,845
Csquare, Inc.
(e)
..................... 35,031 699,219
Deutsche Telekom AG (Registered) ....... 23,346 720,481
Elisa OYJ ......................... 324 13,067
Helios Towers plc
(e)
................... 36,761 97,266
Koninklijke KPN NV .................. 30,642 144,687
Orange SA ........................ 4,594 87,781
Singapore Telecommunications Ltd. ....... 92,000 318,311
Telefonica SA ...................... 34,771 143,559
Telenor ASA ....................... 5,305 74,894
Telia Co. AB ....................... 18,184 84,268
Telstra Group Ltd. ................... 15,275 53,926
Verizon Communications, Inc. ........... 2,619 122,595
4,841,402
Electric Utilities — 0.9%
Acciona SA ........................ 514 141,373
Alliant Energy Corp. .................. 3,861 273,282
American Electric Power Co., Inc. ......... 12,231 1,563,733
Chubu Electric Power Co., Inc. ........... 3,800 65,797
CLP Holdings Ltd. ................... 9,500 94,452
Contact Energy Ltd. .................. 5,447 29,129
Duke Energy Corp. .................. 6,435 807,142
Edison International .................. 8,558 627,900
EDP SA .......................... 46,735 240,653
Elia Group SA/NV , Class B ............. 1,000 143,285
Enel SpA ......................... 73,288 827,671
Entergy Corp. ...................... 8,750 941,675
Evergy, Inc. ........................ 15,500 1,286,655
Eversource Energy .................. 7,843 561,480
FirstEnergy Corp. ................... 10,132 489,477
Iberdrola SA ....................... 25,535 606,548
Kansai Electric Power Co., Inc. (The) ...... 6,400 96,925
Korea Electric Power Corp. ............. 2,333 56,063
NextEra Energy, Inc. ................. 9,757 848,078
OGE Energy Corp. ................... 7,356 348,307
Origin Energy Ltd. ................... 3,201 24,150
PG&E Corp. ....................... 47,175 819,901
Pinnacle West Capital Corp. ............ 4,312 435,469
PPL Corp. ........................ 22,660 797,859
Security
Shares
Shares Value
Electric Utilities (continued)
Public Power Corp. SA ................ 9,870 $ 254,331
Southern Co. (The) .................. 7,157 676,623
SSE plc .......................... 269 8,499
Terna - Rete Elettrica Nazionale .......... 3,222 36,937
Tohoku Electric Power Co., Inc. .......... 21,800 160,192
Xcel Energy, Inc. .................... 12,770 998,614
14,262,200
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 12,296 1,213,110
Accelleron Industries AG ............... 135 12,222
AMETEK, Inc. ...................... 1,368 330,659
Eaton Corp. plc ..................... 885 367,452
Emerson Electric Co. ................. 2,266 339,492
Fuji Electric Co. Ltd. .................. 800 69,816
Fujikura Ltd. ....................... 4,600 116,731
Furukawa Electric Co. Ltd. .............. 1,300 24,807
GE Vernova, Inc. .................... 590 584,271
Generac Holdings, Inc.
(e)
............... 959 189,029
Hubbell, Inc. , Class B ................. 521 246,199
Legrand SA ....................... 1,817 276,237
Mitsubishi Electric Corp. ............... 9,400 338,617
Nexans SA ........................ 370 56,359
Nidec Corp.
(e)
...................... 2,700 43,356
NKT A/S
(e)
......................... 1,246 170,063
Nordex SE
(e)
....................... 3,434 153,430
nVent Electric plc .................... 1,490 229,207
Prysmian SpA ...................... 3,140 433,299
Schneider Electric SE ................. 1,896 637,029
Siemens Energy AG .................. 4,307 735,821
Vertiv Holdings Co. , Class A ............ 1,625 392,551
Vestas Wind Systems A/S .............. 9,285 249,929
7,209,686
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 2,940 472,458
CDW Corp. ........................ 3,041 449,490
Halma plc ......................... 2,287 109,266
Hamamatsu Photonics KK .............. 2,700 38,440
Hexagon AB , Class B ................. 12,613 124,498
Horiba Ltd. ........................ 100 15,695
Ibiden Co. Ltd. ...................... 700 70,030
Keyence Corp. ..................... 500 250,794
Keysight Technologies, Inc.
(e)
............ 429 136,885
Kyocera Corp. ...................... 9,900 225,787
Murata Manufacturing Co. Ltd. ........... 6,100 277,943
Shimadzu Corp. ..................... 1,300 33,062
Taiyo Yuden Co. Ltd. ................. 100 6,184
TDK Corp. ........................ 9,800 188,439
Teledyne Technologies, Inc.
(e)
............ 421 275,995
2,674,966
Energy Equipment & Services — 0.0%
Baker Hughes Co. , Class A ............. 4,828 292,046
Solaris Energy Infrastructure, Inc. , Class A ... 1,693 87,037
Tenaris SA ........................ 1,388 39,821
418,904
Entertainment — 0.0%
Nintendo Co. Ltd. .................... 3,600 171,728
Walt Disney Co. (The) ................ 4,342 417,657
589,385
Financial Services — 0.2%
Adyen NV
(b) (c) (e)
..................... 68 69,171
Aimbridge Topco, Inc.
(e) (g)
............... 650 24,915
Banca Mediolanum SpA ............... 695 18,623

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
EXOR NV
(e)
........................ 348 $ 27,868
Groupe Bruxelles Lambert NV ........... 351 31,659
Industrivarden AB , Class A ............. 540 31,138
Investor AB , Class B .................. 2,669 115,295
Labels Buyer LLC
(e)
.................. 183 6,103
M&G plc .......................... 7,406 35,776
Mitsubishi HC Capital, Inc. .............. 2,800 25,780
New Knoxville Local School District
(e) (g)
..... 25,065 56,362
ORIX Corp. ........................ 2,500 100,898
Poste Italiane SpA
(c)
.................. 5,403 163,455
Sony Financial Group, Inc. ............. 12,800 12,409
Visa, Inc. , Class A ................... 5,582 2,043,738
2,763,190
Food Products — 0.2%
Ajinomoto Co., Inc. ................... 2,500 77,096
Chocoladefabriken Lindt & Spruengli AG .... 4 46,168
Danone SA ........................ 4,881 379,674
H-Food Holdings LLC
(e)
................ 1,291 22,076
Kerry Group plc , Class A ............... 495 47,258
McCormick & Co., Inc. (Non-Voting) ....... 4,375 222,688
Mondelez International, Inc. , Class A ....... 20,686 1,288,945
Mowi ASA ......................... 2,544 54,480
Nestle SA (Registered) ................ 14,164 1,415,707
NH Foods Ltd. ...................... 100 3,928
Orkla ASA ......................... 1,000 11,108
Tyson Foods, Inc. , Class A ............. 5,268 305,333
Yakult Honsha Co. Ltd. ................ 700 12,388
3,886,849
Gas Utilities — 0.1%
APA Group
(i)
....................... 3,363 24,057
Atmos Energy Corp. .................. 3,291 568,619
Enagas SA ........................ 1,690 32,942
Italgas SpA ........................ 2,531 26,110
Naturgy Energy Group SA .............. 3,712 123,832
Osaka Gas Co. Ltd. .................. 4,200 144,097
Snam SpA ........................ 21,001 142,404
Spire, Inc. ......................... 2,966 236,865
Tokyo Gas Co. Ltd. .................. 400 15,442
1,314,368
Ground Transportation — 0.2%
Aurizon Holdings Ltd. ................. 3,421 10,060
Canadian National Railway Co. .......... 2,913 370,398
Canadian Pacific Kansas City Ltd. ........ 6,673 592,732
CSX Corp. ........................ 6,011 302,954
East Japan Railway Co. ............... 16,800 386,544
Fedex Freight Holding Co., Inc.
(e)
......... 873 122,683
Firstgroup plc ...................... 64,230 159,628
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 1,043 72,520
Norfolk Southern Corp. ................ 718 240,875
SIRVA, Inc.
(e) (g)
...................... 75 62
Union Pacific Corp. .................. 3,730 1,089,645
3,348,101
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories .................. 19,876 2,100,893
Alcon AG ......................... 214 14,697
Asahi Intecc Co. Ltd. ................. 500 11,281
Baxter International, Inc. ............... 28,141 736,169
Cochlear Ltd. ...................... 516 43,245
Coloplast A/S , Class B ................ 537 35,512
EssilorLuxottica SA .................. 1,433 271,298
Fisher & Paykel Healthcare Corp. Ltd. ...... 2,424 57,974
Hoya Corp. ........................ 1,200 183,501
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV ................. 5,677 $ 149,577
Medtronic plc ...................... 18,285 1,561,356
ResMed, Inc. ...................... 684 144,310
Siemens Healthineers AG
(b) (c)
............ 2,900 123,495
Smith & Nephew plc .................. 713 11,153
Sonova Holding AG (Registered) ......... 619 168,649
STERIS plc ........................ 504 115,114
Sysmex Corp. ...................... 8,700 87,848
Terumo Corp. ...................... 11,300 165,770
5,981,842
Health Care Providers & Services — 0.4%
Amplifon SpA ...................... 1,631 22,833
Cigna Group (The) ................... 2,825 788,316
CVS Health Corp. ................... 10,236 1,068,946
Elevance Health, Inc. ................. 2,310 868,190
Fresenius Medical Care AG ............. 2,558 131,281
Fresenius SE & Co. KGaA .............. 1,860 95,599
Sonic Healthcare Ltd. ................. 7,227 110,606
UnitedHealth Group, Inc. ............... 9,847 4,080,597
7,166,368
Health Care REITs — 0.3%
Aedifica SA ........................ 7,189 581,334
Alexandria Real Estate Equities, Inc. ....... 7,841 403,419
American Healthcare REIT, Inc. .......... 20,077 1,116,281
CareTrust REIT, Inc. .................. 23,873 1,001,234
Healthcare Realty Trust, Inc. , Class A ...... 8,340 175,223
Janus Living, Inc. , Class A-1 ............ 26,757 808,329
Welltower, Inc. ...................... 4,899 1,148,522
5,234,342
Health Care Technology — 0.0%
M3, Inc. .......................... 900 10,083
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 3,042 76,445
Invincible Investment Corp. ............. 770 295,084
371,529
Hotels, Restaurants & Leisure — 0.1%
Amadeus IT Group SA ................ 649 40,054
Aristocrat Leisure Ltd. ................. 5,429 244,007
Compass Group plc .................. 9,964 316,415
Darden Restaurants, Inc. .............. 1,678 341,607
Domino's Pizza, Inc. .................. 283 98,326
Entain plc ......................... 6,877 50,347
Evolution AB
(b) (c) (e)
.................... 912 69,605
Expedia Group, Inc. .................. 399 117,601
Fortrex Holdings LLC
(e) (g)
............... 905 14,480
Galaxy Entertainment Group Ltd. ......... 12,000 52,332
InterContinental Hotels Group plc ......... 419 67,755
Marriott International, Inc. , Class A ........ 926 345,241
Restaurant Brands International, Inc. ....... 4,324 320,063
Sands China Ltd. .................... 34,800 65,261
2,143,094
Household Durables — 0.1%
Panasonic Holdings Corp. .............. 7,500 198,318
Sekisui House Ltd. ................... 3,400 74,434
Sony Group Corp. ................... 26,800 626,286
899,038
Household Products — 0.1%
Essity AB , Class B ................... 1,186 34,454
Henkel AG & Co. KGaA ............... 376 30,810
Procter & Gamble Co. (The) ............ 1,467 211,967
Reckitt Benckiser Group plc ............. 5,312 374,907

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Unicharm Corp. ..................... 16,000 $ 101,487
753,625
Independent Power and Renewable Electricity Producers — 0.1%
Orsted A/S
(b) (c) (e)
..................... 1,365 30,433
RWE AG ......................... 10,929 718,942
Vistra Corp. ....................... 1,207 178,866
928,241
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. ............. 31,000 290,448
DuPont de Nemours, Inc. .............. 963 131,931
Hitachi Ltd. ........................ 18,300 599,701
Honeywell International, Inc. ............ 551 133,921
Jardine Matheson Holdings Ltd. .......... 1,900 126,188
Keppel Ltd. ........................ 19,200 171,474
Lifco AB , Class B .................... 415 14,134
Sekisui Chemical Co. Ltd. .............. 1,900 31,623
Siemens AG (Registered) .............. 3,749 1,228,347
Smiths Group plc .................... 6,160 219,971
Swire Pacific Ltd. , Class A .............. 2,000 25,399
2,973,137
Industrial REITs — 0.4%
CapitaLand Ascendas REIT ............. 11,719 23,473
EastGroup Properties, Inc. ............. 5,286 1,104,827
GLP J-REIT ....................... 328 298,071
Goodman Group .................... 56,434 1,174,896
LondonMetric Property plc .............. 348,779 922,034
Prologis, Inc. ....................... 11,749 1,699,023
Rexford Industrial Realty, Inc. ........... 16,042 605,906
Segro plc ......................... 2,759 36,040
STAG Industrial, Inc. ................. 2,649 101,351
Tritax Big Box REIT plc ................ 236,747 544,309
6,509,930
Insurance — 0.6%
Admiral Group plc ................... 1,609 81,564
Ageas SA ......................... 997 82,509
AIA Group Ltd. ..................... 54,000 544,369
Allianz SE (Registered) ................ 2,275 1,133,183
Arthur J Gallagher & Co. ............... 2,269 565,934
ASR Nederland NV .................. 554 45,293
Aviva plc ......................... 9,649 90,307
AXA SA .......................... 17,984 932,104
Chubb Ltd. ........................ 1,009 353,836
Daiichi Life Group, Inc. ................ 11,400 137,454
Fidelity National Financial, Inc. , Class A ..... 4,588 236,695
Generali .......................... 5,467 277,062
Hannover Rueck SE .................. 127 36,607
Helvetia Baloise Holding AG ............ 104 27,890
Japan Post Holdings Co. Ltd. ............ 12,500 184,930
Legal & General Group plc ............. 7,728 31,378
MS&AD Insurance Group Holdings, Inc. .... 700 21,549
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 978 587,485
NN Group NV ...................... 1,610 151,761
Progressive Corp. (The) ............... 9,718 2,054,580
Prudential plc ...................... 4,651 69,898
QBE Insurance Group Ltd. ............. 5,594 97,027
Sampo OYJ , Class A ................. 9,968 110,363
Sompo Holdings, Inc. ................. 500 22,198
Suncorp Group Ltd. .................. 6,542 88,021
Swiss Re AG ....................... 904 150,439
T&D Holdings, Inc. ................... 900 28,364
Talanx AG ......................... 147 19,538
Tokio Marine Holdings, Inc. ............. 4,700 239,542
Security
Shares
Shares Value
Insurance (continued)
Tryg A/S .......................... 4,101 $ 97,594
Unipol Assicurazioni SpA ............... 1,479 46,277
Zurich Insurance Group AG ............. 798 607,859
9,153,610
Interactive Media & Services — 1.1%
Alphabet, Inc. , Class A ................ 26,496 9,436,021
LY Corp. .......................... 33,600 93,618
Meta Platforms, Inc. , Class A ............ 16,159 8,995,877
REA Group Ltd. ..................... 636 71,826
18,597,342
IT Services — 0.3%
Accenture plc , Class A ................ 9,886 1,640,285
Applied Digital Corp.
(e)
................ 5,467 149,741
Capgemini SE ...................... 470 55,865
Fujitsu Ltd. ........................ 10,800 248,932
GDS Holdings Ltd. , ADR
(e)
.............. 22,279 729,414
Indra Sistemas SA ................... 924 60,750
NEC Corp. ........................ 7,000 208,031
NEXTDC Ltd.
(e) (h)
.................... 82,254 773,649
Nomura Research Institute Ltd. .......... 4,000 118,334
Otsuka Corp. ...................... 1,200 24,762
TISI, Inc. ......................... 1,200 28,769
Travelport Technology Ltd.
(e) (g)
........... 27 18,200
VeriSign, Inc. ...................... 514 149,070
4,205,802
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 600 17,382
Hasbro, Inc. ....................... 2,299 215,968
233,350
Life Sciences Tools & Services — 0.1%
Danaher Corp. ..................... 2,302 448,844
Eurofins Scientific SE ................. 442 34,857
Lonza Group AG (Registered) ........... 217 151,244
QIAGEN NV ....................... 2,174 89,458
Thermo Fisher Scientific, Inc. ............ 584 335,391
1,059,794
Machinery — 0.6%
Aalberts NV ....................... 1,147 56,807
Alfa Laval AB ...................... 1,944 115,042
Alstom SA
(e)
....................... 5,278 97,780
Amada Co. Ltd. ..................... 800 13,725
Atlas Copco AB , Class A ............... 22,004 464,941
Atlas Copco AB , Class B ............... 705 13,026
Caterpillar, Inc. ..................... 612 498,664
Construcciones y Auxiliar de Ferrocarriles SA . 353 27,916
Cummins, Inc. ...................... 1,239 785,774
Daifuku Co. Ltd. ..................... 500 18,418
Daimler Truck Holding AG .............. 354 20,023
Deere & Co. ....................... 1,540 912,712
Epiroc AB , Class A ................... 209 5,358
FANUC Corp. ...................... 4,100 165,212
Fincantieri SpA
(e)
.................... 10,510 165,206
GEA Group AG ..................... 4,001 284,237
Georg Fischer AG (Registered) .......... 2,658 170,432
Hyundai Rotem Co. Ltd. ............... 845 78,526
IDEX Corp. ........................ 498 114,764
IHI Corp. ......................... 2,600 45,461
IMI plc ........................... 4,995 198,494
Indutrade AB ....................... 2,673 67,111
Interpump Group SpA ................. 2,717 109,379
Kawasaki Heavy Industries Ltd. .......... 300 5,125
KION Group AG ..................... 3,236 146,437

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Knorr-Bremse AG ................... 1,474 $ 175,311
Komatsu Ltd. ...................... 600 26,034
Kone OYJ , Class B .................. 1,886 108,816
Kongsberg Maritime A/S
(e)
.............. 18,270 102,748
Kubota Corp. ...................... 200 3,393
Kurita Water Industries Ltd. ............. 2,600 139,717
Metso OYJ ........................ 2,631 49,248
MinebeaMitsumi, Inc. ................. 600 13,665
Mitsubishi Heavy Industries Ltd. .......... 18,300 427,531
NGK Corp. ........................ 1,800 61,586
Nordson Corp. ...................... 286 85,165
NSK Ltd. ......................... 2,300 16,383
Oshkosh Corp. ..................... 947 134,862
Otis Worldwide Corp. ................. 3,833 275,784
PACCAR, Inc. ...................... 4,551 603,827
Parker-Hannifin Corp. ................. 366 357,410
Rational AG ....................... 50 38,928
RENK Group AG .................... 3,791 210,387
Sandvik AB ........................ 7,284 272,383
Schindler Holding AG ................. 565 177,851
Schindler Holding AG (Registered) ........ 211 64,539
Seatrium Ltd. ...................... 3,500 5,864
SKF AB , Class B .................... 733 19,840
SMC Corp. ........................ 100 43,206
Snap-on, Inc. ...................... 581 238,448
Spirax Group plc .................... 307 28,783
Stadler Rail AG ..................... 1,168 35,468
Techtronic Industries Co. Ltd. ............ 18,500 310,799
Trelleborg AB , Class B ................ 118 5,246
VAT Group AG
(b) (c)
................... 121 90,566
Volvo AB , Class B ................... 4,107 157,100
Vossloh AG ........................ 293 19,748
Wartsila OYJ Abp .................... 2,276 77,184
Weir Group plc (The) ................. 304 10,846
Westinghouse Air Brake Technologies Corp. .. 283 82,313
Yangzijiang Shipbuilding Holdings Ltd. ...... 2,900 8,852
Yaskawa Electric Corp. ................ 300 8,933
9,069,334
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A .......... 11 28,680
AP Moller - Maersk A/S , Class B .......... 26 69,813
Kawasaki Kisen Kaisha Ltd. ............. 800 14,255
Kuehne + Nagel International AG (Registered) 115 29,286
Nippon Yusen KK .................... 900 34,558
SITC International Holdings Co. Ltd. ....... 14,000 70,585
247,177
Media — 0.1%
CyberAgent, Inc. .................... 9,600 87,709
Dentsu Group, Inc.
(e)
.................. 2,200 48,815
EchoStar Corp. , Class A
(e)
.............. 1,405 118,146
Informa plc ........................ 3,046 36,490
Omnicom Group, Inc. ................. 4,320 339,984
Publicis Groupe SA .................. 2,714 289,667
SES SA , ADR, Class A ................ 41,950 278,396
Versant Media Group, Inc. .............. 1,949 70,144
1,269,351
Metals & Mining — 0.2%
Anglo American plc .................. 5,236 265,054
Antofagasta plc ..................... 3,423 170,605
ArcelorMittal SA ..................... 2,603 183,869
Aurubis AG ........................ 459 96,584
Barrick Mining Corp. .................. 2,454 90,135
BHP Group Ltd. ..................... 17,548 739,658
Security
Shares
Shares Value
Metals & Mining (continued)
BlueScope Steel Ltd. ................. 258 $ 5,918
Boliden AB ........................ 1,448 72,860
Endeavour Mining plc ................. 1,657 79,048
Evolution Mining Ltd. ................. 26,806 212,553
Fortescue Ltd. ...................... 12,688 164,643
Freeport-McMoRan, Inc. ............... 5,652 353,985
Glencore plc ....................... 35,369 260,505
JX Advanced Metals Corp. ............. 800 18,535
Mitsui Kinzoku Co. Ltd. ................ 100 18,827
Norsk Hydro ASA .................... 5,090 46,950
Northern Star Resources Ltd. ............ 1,211 16,783
Perseus Mining Ltd. .................. 858 2,937
PLS Group Ltd.
(e)
.................... 5,891 17,117
Regis Resources Ltd. ................. 4,444 19,043
Rio Tinto Ltd. ...................... 1,403 167,212
Rio Tinto plc ....................... 2,411 234,276
Sandfire Resources Ltd.
(e)
.............. 1,618 21,418
South32 Ltd. ....................... 26,946 85,907
Southern Copper Corp. ................ 1,570 286,855
Steel Dynamics, Inc. .................. 714 179,400
Sumitomo Metal Mining Co. Ltd. .......... 600 30,159
3,840,836
Multi-Utilities — 0.3%
AGL Energy Ltd. .................... 10,951 63,722
Algonquin Power & Utilities Corp. ......... 32,501 190,112
Ameren Corp. ...................... 3,300 361,713
CenterPoint Energy, Inc. ............... 7,522 316,225
Centrica plc ....................... 7,380 15,417
Dominion Energy, Inc. ................. 8,710 602,471
DTE Energy Co. .................... 2,876 408,018
E.ON SE ......................... 13,531 291,502
Engie SA ......................... 5,153 160,625
National Grid plc .................... 25,842 413,623
NiSource, Inc. ...................... 12,244 544,001
Public Service Enterprise Group, Inc. ...... 3,480 266,846
Sembcorp Industries Ltd. .............. 5,300 22,796
Sempra .......................... 3,352 296,819
Veolia Environnement SA .............. 5,548 220,774
WEC Energy Group, Inc. ............... 7,743 847,239
5,021,903
Office REITs — 0.1%
BXP, Inc. ......................... 16,507 1,157,471
Cousins Properties, Inc. ............... 33,990 1,072,384
2,229,855
Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA ....................... 1,652 58,901
Antero Resources Corp.
(e)
.............. 5,117 184,928
APA Corp. ........................ 4,563 170,291
BP plc ........................... 170,993 1,284,699
Cheniere Energy, Inc. ................. 2,107 555,342
Chevron Corp. ...................... 4,067 800,508
ConocoPhillips ..................... 15,780 1,901,174
Devon Energy Corp. .................. 12,281 554,242
DT Midstream, Inc. ................... 2,366 326,508
ENEOS Holdings, Inc. ................ 26,800 221,329
Eni SpA .......................... 15,469 430,296
EOG Resources, Inc. ................. 7,594 1,129,152
EQT Corp. ........................ 8,700 463,623
Equinor ASA ....................... 3,201 131,404
Expand Energy Corp. ................. 2,041 191,915
Keyera Corp. ...................... 4,032 171,306
Kinder Morgan, Inc. .................. 11,323 364,374
Kinetik Holdings, Inc. , Class A ........... 4,749 240,157

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC
(e) (g)
.................... 44,196 $ 6
Marathon Petroleum Corp. ............. 565 178,806
Novatek PJSC
(e) (g)
................... 80 —
Pembina Pipeline Corp. ............... 3,168 154,892
Phillips 66 ......................... 5,283 1,118,305
Range Resources Corp. ............... 4,325 173,605
Repsol SA ........................ 9,404 287,020
Santos Ltd. ........................ 23,561 130,852
Shell plc .......................... 23,602 1,080,304
South Bow Corp. .................... 5,686 210,951
Targa Resources Corp. ................ 1,720 465,036
TC Energy Corp. .................... 10,954 737,638
TC Energy Corp.
(h)
................... 4,789 322,922
TotalEnergies SE .................... 10,019 883,280
Tourmaline Oil Corp. .................. 7,389 326,321
Williams Cos., Inc. (The) ............... 9,582 685,496
Woodside Energy Group Ltd. ............ 4,058 94,977
16,030,560
Passenger Airlines — 0.0%
Deutsche Lufthansa AG (Registered) ...... 2,510 26,337
International Consolidated Airlines Group SA . 5,819 33,991
Qantas Airways Ltd. .................. 7,080 49,270
Southwest Airlines Co. ................ 4,311 193,866
303,464
Personal Care Products — 0.1%
Kao Corp. ......................... 5,200 106,892
L'Oreal SA ........................ 756 336,719
Shiseido Co. Ltd. .................... 2,300 45,433
Unilever plc ........................ 13,248 842,938
1,331,982
Pharmaceuticals — 0.7%
Astellas Pharma, Inc. ................. 20,100 276,070
AstraZeneca plc .................... 4,703 800,029
Bayer AG (Registered) ................ 2,627 145,787
Chugai Pharmaceutical Co. Ltd. .......... 2,100 91,122
Daiichi Sankyo Co. Ltd. ................ 8,100 130,908
Eisai Co. Ltd. ...................... 1,600 48,101
Eli Lilly & Co. ...................... 2,464 2,830,742
Galderma Group AG .................. 269 58,538
GSK plc .......................... 7,628 198,350
Haleon plc ........................ 3,285 16,082
Ipsen SA ......................... 471 91,009
Johnson & Johnson .................. 2,764 708,551
Kyowa Kirin Co. Ltd. .................. 1,400 22,474
Merck & Co., Inc. .................... 5,495 715,449
Merck KGaA ....................... 474 78,337
Novartis AG (Registered) .............. 9,234 1,444,123
Novo Nordisk A/S , Class B ............. 20,573 973,135
Ono Pharmaceutical Co. Ltd. ............ 7,700 115,076
Otsuka Holdings Co. Ltd. .............. 2,000 138,679
Recordati Industria Chimica e Farmaceutica SpA 434 25,853
Roche Holding AG ................... 3,563 1,558,328
Sandoz Group AG ................... 80 6,521
Sanofi SA ......................... 10,386 894,356
Takeda Pharmaceutical Co. Ltd. .......... 5,300 181,979
UCB SA .......................... 583 149,647
Zoetis, Inc. , Class A .................. 3,465 267,810
11,967,056
Professional Services — 0.2%
Automatic Data Processing, Inc. .......... 6,422 1,711,206
Broadridge Financial Solutions, Inc. ....... 1,342 206,601
Bureau Veritas SA ................... 1,416 45,298
Computershare Ltd. .................. 4,529 130,132
Security
Shares
Shares Value
Professional Services (continued)
Experian plc ....................... 2,723 $ 102,738
Intertek Group plc ................... 630 49,760
Recruit Holdings Co. Ltd. .............. 5,000 395,404
RELX plc ......................... 12,080 424,877
SGS SA (Registered) ................. 707 83,777
Thomson Reuters Corp. ............... 772 75,732
Wolters Kluwer NV ................... 4,099 321,807
3,547,332
Real Estate Management & Development — 0.3%
ADLER Group SA
(e) (g)
................. 49,454 1
CapitaLand Investment Ltd. ............. 26,700 55,332
CK Asset Holdings Ltd. ................ 102,000 621,284
CTP NV
(b) (c)
........................ 10,305 186,207
Daiwa House Industry Co. Ltd. ........... 4,600 135,086
Hongkong Land Holdings Ltd.
(h)
.......... 3,900 31,624
LEG Immobilien SE .................. 461 27,678
Mitsubishi Estate Co. Ltd. .............. 15,600 378,724
Mitsui Fudosan Co. Ltd. ............... 149,900 1,460,238
Sumitomo Realty & Development Co. Ltd. ... 2,200 49,312
Sun Hung Kai Properties Ltd. ............ 1,000 15,695
TAG Immobilien AG .................. 37,119 593,138
Tokyu Fudosan Holdings Corp. ........... 41,100 341,600
VGP NV .......................... 1,994 194,293
Vonovia SE ........................ 4,195 101,773
Wharf Real Estate Investment Co. Ltd.
(h)
.... 199,000 673,015
4,865,000
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 45,071 1,506,273
AvalonBay Communities, Inc. ........... 979 181,712
Equity Residential ................... 16,332 1,085,261
Essex Property Trust, Inc. .............. 3,825 1,086,835
Sun Communities, Inc. ................ 10,272 1,268,387
5,128,468
Retail REITs — 0.3%
Agree Realty Corp. .................. 14,236 1,107,561
Federal Realty Investment Trust .......... 6,146 762,657
InvenTrust Properties Corp. ............. 21,155 749,098
Klepierre SA ....................... 1,437 65,270
Link REIT ......................... 10,600 52,836
Macerich Co. (The) .................. 29,041 750,419
Primaris REIT ...................... 37,602 614,518
Unibail-Rodamco-Westfield
(i)
............ 3,733 454,823
4,557,182
Semiconductors & Semiconductor Equipment — 1.4%
Advantest Corp. ..................... 2,500 493,955
Applied Materials, Inc. ................ 361 183,269
ASM International NV ................. 253 234,316
ASML Holding NV ................... 1,353 2,229,670
BE Semiconductor Industries NV ......... 233 53,431
Broadcom, Inc. ..................... 24,231 9,432,644
Disco Corp. ........................ 300 107,230
Infineon Technologies AG .............. 3,916 281,026
Intel Corp.
(e)
....................... 2,995 270,149
Kioxia Holdings Corp.
(e)
................ 1,000 278,736
KLA Corp. ......................... 2,590 473,504
Lasertec Corp. ..................... 200 45,946
Microchip Technology, Inc. .............. 6,326 469,959
Monolithic Power Systems, Inc. .......... 106 151,159
Nova Ltd.
(e)
........................ 158 62,785
NVIDIA Corp. ...................... 33,872 6,799,804
NXP Semiconductors NV .............. 2,337 535,547
Renesas Electronics Corp. ............. 6,200 124,271
Rohm Co. Ltd. ...................... 400 10,607

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SCREEN Holdings Co. Ltd. ............. 100 $ 7,629
STMicroelectronics NV ................ 1,148 61,324
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 303 122,488
Tokyo Electron Ltd. .................. 1,700 568,373
Tower Semiconductor Ltd.
(e)
............. 253 55,424
23,053,246
Software — 1.2%
Check Point Software Technologies Ltd.
(e)
... 568 72,210
CyberArk Software, Inc.
(e)
.............. 161 7,245
Dassault Systemes SE ................ 1,572 36,573
Fortinet, Inc.
(e)
...................... 3,069 497,024
Gen Digital, Inc. ..................... 4,708 129,235
Hut 8 Corp.
(e)
....................... 706 75,987
Intuit, Inc. ......................... 1,568 495,598
Microsoft Corp. ..................... 28,851 13,407,638
Nemetschek SE ..................... 780 52,576
Octave Intelligence plc , SDR
(e)
........... 1,181 21,171
Oracle Corp. ....................... 12,664 1,644,674
Palo Alto Networks, Inc.
(e)
.............. 2,682 889,968
Sage Group plc (The) ................. 19,345 254,831
SAP SE .......................... 6,015 1,102,520
Technology One Ltd. ................. 1,984 43,272
Terawulf, Inc.
(e)
..................... 8,581 151,540
Trend Micro, Inc. .................... 1,100 44,321
Xero Ltd.
(e)
........................ 455 22,716
Zscaler, Inc.
(e)
...................... 824 124,589
19,073,688
Specialized REITs — 0.4%
American Tower Corp. ................ 2,242 388,673
Blackstone Digital Infrastructure Trust, Inc.
(e)
.. 27,297 568,051
Crown Castle, Inc. ................... 10,402 793,673
Digital Realty Trust, Inc. ............... 9,226 1,739,285
Equinix, Inc. ....................... 1,796 1,830,627
Iron Mountain, Inc. ................... 3,475 425,062
Public Storage ...................... 2,330 755,316
SBA Communications Corp. , Class A ....... 910 164,692
6,665,379
Specialty Retail — 0.1%
AutoZone, Inc.
(e)
.................... 84 253,365
Fast Retailing Co. Ltd. ................ 500 244,835
H & M Hennes & Mauritz AB , Class B ...... 4,507 82,540
Home Depot, Inc. (The) ............... 882 292,789
Industria de Diseno Textil SA ............ 8,275 540,057
JB Hi-Fi Ltd. ....................... 1,099 63,222
Kingfisher plc ...................... 13,401 55,908
Ross Stores, Inc. .................... 1,111 278,939
Williams-Sonoma, Inc. ................ 777 177,669
Zalando SE
(b) (c) (e)
.................... 547 17,840
2,007,164
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ........................ 5,073 1,567,100
Canon, Inc. ........................ 7,500 208,763
Dell Technologies, Inc. , Class C .......... 3,597 1,458,116
Everpure, Inc. , Class A
(e)
............... 2,291 176,796
FUJIFILM Holdings Corp. .............. 6,500 153,008
Hewlett Packard Enterprise Co. .......... 7,939 380,278
Logitech International SA (Registered) ...... 1,578 161,162
Western Digital Corp. ................. 164 89,354
4,194,577
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ........................ 333 $ 61,613
Cie Financiere Richemont SA (Registered) ... 1,630 385,237
Hermes International SCA .............. 73 129,347
LVMH Moet Hennessy Louis Vuitton SE ..... 1,401 769,339
Pandora A/S ....................... 945 118,341
Tapestry, Inc. ....................... 1,004 152,979
1,616,856
Tobacco — 0.3%
British American Tobacco plc ............ 24,853 1,507,606
Imperial Brands plc .................. 8,996 341,406
Japan Tobacco, Inc. .................. 9,500 423,576
Philip Morris International, Inc. ........... 16,186 3,088,613
5,361,201
Trading Companies & Distributors — 0.1%
AddTech AB , Class B ................. 3,613 131,463
Bunzl plc ......................... 1,307 49,323
Diploma plc ........................ 511 50,606
ITOCHU Corp. ..................... 26,600 333,820
Marubeni Corp. ..................... 1,000 32,321
Mitsubishi Corp. ..................... 11,200 334,799
Mitsui & Co. Ltd. .................... 9,200 282,295
Rexel SA ......................... 4,061 168,514
RS GROUP plc ..................... 15,044 143,247
SGH Ltd. ......................... 332 10,267
Sumitomo Corp. .................... 30,400 315,551
Sunbelt Rentals Holdings, Inc. ........... 974 69,783
1,921,989
Transportation Infrastructure — 0.1%
Aena SME SA
(b) (c)
.................... 31,404 968,119
Aeroports de Paris SA ................ 662 91,757
Auckland International Airport Ltd. ........ 41,074 210,595
Enav SpA
(b) (c)
....................... 15,287 89,277
Flughafen Zurich AG (Registered) ......... 513 150,797
Fraport AG Frankfurt Airport Services Worldwide 2,482 193,899
Incora Top Holdco LLC
(e) (g)
.............. 1,197 8,307
Transurban Group
(i)
.................. 65,504 680,243
2,392,994
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 2,352 315,568
Guangdong Investment Ltd. ............. 136,000 146,769
United Utilities Group plc ............... 11,038 205,575
667,912
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b) (c)
................... 5,202 23,481
Altice France Lux 3
(e)
................. 6,374 121,925
KDDI Corp. ........................ 6,900 127,124
Millicom International Cellular SA ......... 372 35,518
SoftBank Corp. ..................... 94,700 132,919
SoftBank Group Corp. ................ 11,000 342,623
Tele2 AB , Class B ................... 7,281 126,137
Vodafone Group plc .................. 191,481 303,878
1,213,605
Total Common Stocks — 22 .5%
(Cost: $ 328,620,916 ) .............................. 369,646,482

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 145 $ 148,127
ATI, Inc.
4.88% , 10/01/29 .................. 96 94,452
5.13% , 10/01/31 .................. 96 93,738
5.88% , 06/15/33 .................. 41 41,252
Bombardier, Inc.
(b)
8.75% , 11/15/30 .................. 46 48,471
6.75% , 06/15/33 .................. 529 544,853
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
170 167,598
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
. EUR 144 168,545
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................ USD 1,627 1,645,148
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 33 33,529
Moog, Inc., 5.50%, 10/15/34
(b)
.......... 61 59,013
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 137 137,858
6.38% , 03/01/29 .................. 122 123,468
6.63% , 03/01/32 .................. 544 553,101
6.00% , 01/15/33 .................. 857 856,910
6.38% , 05/31/33 .................. 1,239 1,238,686
6.25% , 01/31/34 .................. 137 138,346
6.75% , 01/31/34 .................. 667 677,854
6.13% , 07/31/34 .................. 637 629,845
7,400,794
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ....... 127 130,193
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 . 28 28,861
159,054
Automobile Components — 0.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
. 138 135,974
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 .................. 107 106,429
7.75% , 10/15/33 .................. 109 107,335
Clarios Global LP
6.75% , 05/15/28
(b)
................. 114 115,430
6.75% , 02/15/30
(b)
................. 163 167,140
4.75% , 06/15/31
(c)
................. EUR 457 527,962
6.75% , 09/15/32
(b)
................. USD 726 731,453
Cyprium Corp., 6.13%, 04/15/31
(b)
........ 98 97,131
Dana, Inc., 4.50%, 02/15/32 ........... 17 16,962
Dometic Group AB, 5.00%, 09/11/30
(c)
..... EUR 115 129,747
Dorman Products, Inc., 6.25%, 06/15/34
(b)
... USD 19 19,054
Forvia SE
3.75% , 06/15/28
(c)
................. EUR 71 82,162
5.63% , 06/15/30
(c)
................. 100 118,239
5.50% , 06/15/31
(c)
................. 140 164,734
6.75% , 09/15/33
(b)
................. USD 200 199,011
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 123 117,839
6.63% , 07/15/30 .................. 18 17,405
8.88% , 07/15/32 .................. 209 214,510
Grupo Antolin Irausa SA, 10.38%, 01/30/30
(c) (d) (e)
EUR 100 54,272
Icahn Enterprises LP
5.25% , 05/15/27 .................. USD 238 236,479
9.75% , 01/15/29 .................. 325 323,652
10.00% , 11/15/29
(b)
................ 512 512,842
Mahle GmbH
(c)
6.50% , 05/02/31 .................. EUR 116 138,762
7.13% , 07/15/32 .................. 211 255,436
Schaeffler AG
(c)
4.25% , 04/01/28 .................. 100 115,857
5.00% , 05/13/33 .................. 200 230,655
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 486 487,220
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Valeo SE, 4.88%, 02/03/33
(c)
........... EUR 300 $ 342,976
ZF Europe Finance BV
(c)
7.00% , 06/12/30 .................. 300 367,255
5.50% , 02/17/32 .................. 200 228,529
ZF Finance GmbH, 2.25%, 05/03/28
(c)
..... 200 224,199
6,586,651
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
..................... GBP 186 134,890
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
..................... USD 317 309,584
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
................. EUR 354 414,294
7.75% , 07/17/32
(b)
................. USD 200 206,595
6.38% , 07/17/33
(c)
................. EUR 100 117,901
8.13% , 07/17/35
(b)
................. USD 600 633,096
RCI Banque SA
(c)
4.25% , 05/23/34 .................. EUR 200 226,291
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
............... 300 354,958
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
............... 300 343,790
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
... USD 42 42,170
2,783,569
Banks — 0.0%
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
........ EUR 276 309,446
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(b)
..................... USD 200 195,114
Genmab A/S, 7.25%, 12/15/33
(b)
......... 400 412,442
Grifols SA
(c)
7.13% , 05/01/30 .................. EUR 355 426,164
7.50% , 05/01/30 .................. 62 73,870
1,107,590
Broadline Retail — 0.1%
B&M European Value Retail plc
(c)
4.00% , 11/15/28 .................. GBP 100 132,205
6.50% , 11/27/31 .................. 357 476,767
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 .................. USD 141 131,924
6.13% , 09/15/33 .................. 287 279,436
Prosus NV, 4.03%, 08/03/50
(c)
.......... 231 155,897
Wayfair LLC, 7.13%, 05/31/34
(b)
......... 66 67,801
1,244,030
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
..................... 50 51,478
Builders FirstSource, Inc., 6.75%, 05/15/35
(b)
. 186 184,151
EMRLD Borrower LP
6.38% , 12/15/30
(c)
................. EUR 100 118,679
6.63% , 12/15/30
(b)
................. USD 268 272,395
6.75% , 07/15/31
(b)
................. 215 220,511
HT Troplast GmbH, 7.63%, 07/15/31
(c)
..... EUR 100 116,479
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
...... USD 113 90,942
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 30 29,814
9.75% , 07/15/28 .................. 63 63,173
Quikrete Holdings, Inc., 6.38%, 03/01/32
(b)
.. 643 650,847
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 .................. 313 313,599
6.25% , 08/01/33 .................. 231 228,475
5.88% , 03/15/34 .................. 383 367,740

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc., 4.38%, 07/15/30
(b)
. USD 292 $ 275,673
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 104 80,040
3,063,996
Capital Markets — 0.1%
Apollo Debt Solutions BDC
5.88% , 08/30/30 .................. 21 20,639
6.55% , 03/15/32 .................. 11 11,034
Ares Strategic Income Fund, 5.80%, 09/09/30 40 39,190
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 95 92,387
Blue Owl Capital Corp.
6.20% , 07/15/30 .................. 19 18,802
6.30% , 08/15/31 .................. 47 46,399
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 69 65,673
First Eagle Holdings, Inc., 7.25%, 08/15/32
(b)
. 49 49,572
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
386 383,588
FS KKR Capital Corp., 2.63%, 01/15/27 .... 29 28,535
Gaci First Investment Co., 5.25%, 05/14/33
(c)
. 300 294,087
GS Finance Corp., Series O, 0.00%,
05/21/29
(b) (j) (k)
................... 139 151,232
Jane Street Group
(b)
6.13% , 11/01/32 .................. 17 16,915
6.75% , 05/01/33 .................. 99 100,893
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 .................. 307 308,097
8.00% , 08/01/33 .................. 324 328,764
1,955,807
Chemicals — 0.8%
Bond US Bidco 1, Inc.
6.50% , 06/15/33
(c)
................. EUR 288 334,061
7.13% , 06/15/33
(b)
................. USD 400 402,472
Celanese US Holdings LLC
7.00% , 02/15/31 .................. 9 9,228
6.75% , 04/15/33 .................. 90 91,743
7.38% , 02/15/34 .................. 294 302,421
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 488 485,578
4.63% , 11/15/29 .................. 327 308,584
7.88% , 03/15/34 .................. 203 197,539
Equate Petrochemical Co. KSCC, 4.25%,
11/03/26
(c)
..................... 230 228,965
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.40%, 02/05/31
(a) (c)
.. EUR 100 116,114
FMC Corp.
3.45% , 10/01/29 .................. USD 283 260,070
8.00% , 06/01/31
(b)
................. 350 361,910
INEOS Finance plc
(c)
6.38% , 04/15/29 .................. EUR 278 314,714
7.25% , 03/31/31 .................. 146 158,069
Italmatch Chemicals SpA, 6.25%, 02/05/31
(c)
. 100 116,772
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
300 351,661
Kronos International, Inc.
9.50% , 03/15/29
(c)
................. 386 428,410
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... 147 85
Maxam Prill SARL, 6.00%, 07/15/30
(c)
..... 474 557,824
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 106 104,543
Monitchem HoldCo 3 SA, 8.00%, 07/15/31
(c)
. EUR 377 426,438
Nouryon Finance BV, 6.13%, 07/15/31
(c)
.... 100 116,929
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
................. 135 152,168
7.25% , 06/15/31
(b)
................. USD 1,298 1,311,669
6.75% , 08/01/32
(b)
................. 200 194,650
6.13% , 02/15/33
(c)
................. EUR 158 181,768
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.25% , 02/15/33
(b)
................. USD 1,946 $ 1,906,242
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 241 236,591
Sasol Financing USA LLC, 4.38%, 09/18/26 .. 200 199,386
SCIL IV LLC, 9.50%, 07/15/28
(c)
......... EUR 200 237,707
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 .................. USD 27 25,090
4.38% , 02/01/32 .................. 45 41,617
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 424 414,037
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
..................... 214 209,256
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(c)
..................... EUR 100 115,449
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. USD 1,686 1,547,938
7.38% , 03/01/31 .................. 410 406,526
6.63% , 08/15/32 .................. 430 409,368
7.00% , 08/01/33 .................. 218 208,810
13,472,402
Commercial Services & Supplies — 1.0%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 .................. 48 44,908
5.88% , 10/15/33 .................. 440 426,634
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 854 840,466
4.88% , 06/01/28
(c)
................. GBP 187 249,352
6.00% , 06/01/29
(b)
................. USD 1,285 1,273,690
6.88% , 06/15/30
(b)
................. 553 565,059
7.88% , 02/15/31
(b)
................. 1,720 1,785,793
Amber Finco plc
6.63% , 07/15/29
(c)
................. EUR 404 480,737
APCOA GmbH, 6.00%, 04/15/31
(c)
....... 555 642,418
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 41 39,356
5.75% , 06/01/34 .................. 60 58,729
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 38 37,876
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.65%,
05/01/30
(a) (c)
.................... EUR 100 115,882
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 .................. 100 114,526
7.38% , 06/15/31 .................. GBP 150 203,345
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. USD 35 35,633
6.75% , 06/15/32 .................. 217 220,980
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 29 30,030
doValue SpA, 5.38%, 11/15/31
(c)
......... EUR 194 225,595
Garda World Security Corp.
(b)
7.75% , 02/15/28 .................. USD 113 114,559
6.00% , 06/01/29 .................. 375 369,565
8.25% , 08/01/32 .................. 258 261,633
8.38% , 11/15/32 .................. 1,717 1,744,458
GFL Environmental Holdings US, Inc.
(b)
5.63% , 07/01/31 .................. 222 215,686
5.50% , 02/01/34 .................. 622 575,385
GFL Environmental, Inc.
(b)
4.38% , 08/15/29 .................. 87 83,647
6.75% , 01/15/31 .................. 39 39,472
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(c) (l)
........... EUR 149 182,113
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 705 705,018
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(a) (b) (l)
............... 146 126,422
Paprec Holding SA
(c)
4.13% , 07/15/30 .................. EUR 292 334,437

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.50% , 07/15/32 .................. EUR 162 $ 185,156
Reworld Holding Corp., 4.88%, 12/01/29
(b)
... USD 36 34,165
RR Donnelley & Sons Co.
(b)
9.50% , 08/01/29 .................. 759 786,655
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(l)
..................... 66 62,122
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
..................... 604 635,483
Techem Verwaltungsgesellschaft 675 mbH,
4.63%, 07/15/32
(c)
................ EUR 100 114,920
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
.... USD 1,358 1,376,374
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 .................. 25 25,422
6.63% , 04/15/30 .................. 101 103,272
7.38% , 10/01/31 .................. 600 618,623
16,085,596
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
........... 141 140,195
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 40 39,084
6.88% , 08/15/32 .................. 202 208,283
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 259 224,300
Egis SA, 5.13%, 05/15/31
(c)
............ EUR 155 181,457
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34
(b)
..................... USD 107 107,731
Heathrow Finance plc
(c)
3.88% , 03/01/27
(f)
................. GBP 175 233,202
6.63% , 03/01/31 .................. 163 219,340
Weekley Homes LLC, 6.75%, 01/15/34
(b)
.... USD 55 54,995
1,408,587
Consumer Finance — 0.2%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 .................. 205 212,130
7.25% , 01/15/31 .................. 138 142,130
6.25% , 02/15/34 .................. 124 121,523
Encore Capital Group, Inc., (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.68%, 07/15/33
(a) (c)
. EUR 100 116,624
GGAM Finance Ltd.
(b)
6.88% , 04/15/29 .................. USD 87 88,414
5.88% , 03/15/30 .................. 19 18,904
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 207 209,699
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
........ 200 198,094
Navient Corp.
9.38% , 10/15/31 .................. 88 87,908
7.88% , 06/15/32 .................. 64 59,960
OneMain Finance Corp.
6.63% , 05/15/29 .................. 71 71,868
5.38% , 11/15/29 .................. 73 71,342
7.88% , 03/15/30 .................. 269 278,466
6.13% , 05/15/30 .................. 475 472,147
6.75% , 03/15/32 .................. 233 231,871
7.13% , 09/15/32 .................. 303 306,172
6.50% , 03/15/33 .................. 335 327,044
6.75% , 09/15/33 .................. 328 322,713
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
625 647,079
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(a)
..................... 69 68,753
4,052,841
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 .................. 149 143,170
5.63% , 03/31/32 .................. 51 48,511
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.25% , 03/15/33 .................. USD 137 $ 132,694
5.75% , 03/31/34 .................. 441 410,016
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 445 561,972
Boots Group Finco LP, 5.38%, 08/31/32
(c)
... EUR 100 117,624
Co-Operative Group Ltd., 8.25%, 12/15/31
(c)
. GBP 100 139,163
FR Midco SAS, (3-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.48%, 07/21/32
(a) (c)
........ EUR 182 211,975
KeHE Distributors LLC
(b)
9.00% , 02/15/29 .................. USD 35 36,453
7.13% , 04/30/33 .................. 150 152,512
Market Bidco Finco plc
(c)
6.75% , 01/31/31 .................. EUR 147 166,926
8.75% , 01/31/31 .................. GBP 100 132,755
New Immo Holding SA
(c)
5.88% , 04/17/28 .................. EUR 100 117,590
5.50% , 04/23/31 .................. 100 115,825
Ocado Group plc, 6.25%, 08/06/29
(c) (j)
..... GBP 200 258,426
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 .................. USD 24 23,203
6.13% , 09/15/32 .................. 212 212,599
5.63% , 03/01/34 .................. 350 339,499
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 300 356,260
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 90 90,000
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 47 46,311
7.25% , 01/15/32 .................. 13 13,432
3,826,916
Containers & Packaging — 0.4%
Ardagh Group SA
9.50% , 12/01/30
(c)
................. 324 343,020
9.50% , 12/01/30
(b)
................. 435 460,751
11.00% , ( 11.00 % Cash or 7.50 % PIK),
12/01/30
(c) (l)
................... EUR 256 271,621
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(c)
................. 300 334,618
4.00% , 09/01/29
(b)
................. USD 1,000 949,355
6.25% , 01/30/31
(b)
................. 200 201,349
Ball Corp., 5.50%, 09/15/33 ........... 26 25,832
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 60 59,638
6.88% , 01/15/30 .................. 316 313,283
6.75% , 04/15/32 .................. 111 105,705
Crown Americas LLC, 5.88%, 06/01/33 .... 282 281,426
Kleopatra Finco SARL, (1-mo. EURIBOR +
2.00%), 6.00%, 01/30/31
(a)
........... EUR 262 263,150
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 .................. USD 2,016 2,056,118
9.25% , 04/15/30 .................. 91 90,195
Sword Purchaser LLC, 7.25%, 04/15/33
(c)
... EUR 216 256,885
Trivium Packaging Finance BV, 8.25%,
07/15/30
(b)
..................... USD 960 1,014,804
7,027,750
Distributors — 0.1%
(b)
Core & Main LP, 6.00%, 07/01/34 ........ 635 631,452
Dealer Tire Financial LLC, 10.38%, 10/01/31 . 51 49,534
Gates Corp., 6.88%, 07/01/29 .......... 59 60,187
Resideo Funding II LLC, 6.50%, 07/15/32 ... 198 198,067
939,240
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
... 200 199,937
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.69% , 05/17/31
(a)
............... EUR 200 231,471
7.13% , 05/17/31 .................. 200 236,569

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Service Corp. International
4.00% , 05/15/31 .................. USD 78 $ 72,925
5.75% , 10/15/32 .................. 465 461,197
Sotheby's, 8.25%, 04/15/31
(b)
........... 602 600,506
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 452 464,063
2,266,668
Diversified REITs — 0.1%
(b)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 270 256,551
Uniti Group LP
6.50% , 02/15/29 .................. 203 200,211
6.00% , 01/15/30 .................. 30 28,625
8.63% , 06/15/32 .................. 601 613,779
1,099,166
Diversified Telecommunication Services — 1.6%
Altice France SA
7.25% , 11/01/29
(c)
................. EUR 127 147,639
4.75% , 10/15/30
(c)
................. 223 249,906
6.88% , 10/15/30
(b)
................. USD 463 452,408
6.50% , 10/15/31
(b)
................. 276 266,555
6.50% , 04/15/32
(b)
................. 943 913,051
5.63% , 07/15/32
(c)
................. EUR 214 241,999
6.88% , 07/15/32
(b)
................. USD 356 345,483
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 155 151,514
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(b)
. 523 510,069
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 157 166,853
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
. 25 24,958
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. 89 86,434
6.38% , 09/01/29 .................. 94 93,406
4.75% , 03/01/30 .................. 841 785,768
4.25% , 02/01/31 .................. 505 446,990
4.75% , 02/01/32 .................. 152 132,816
7.38% , 02/01/36 .................. 985 936,429
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 302 308,043
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
319 312,373
eircom Finance DAC, 5.00%, 04/30/31
(c)
.... EUR 226 263,424
Fibercop SpA
5.38% , 04/15/31
(c)
................. 572 678,115
5.13% , 06/30/32
(c)
................. 200 235,130
Series 2034 , 6.00% , 09/30/34
(b)
........ USD 200 192,733
Series 2036 , 7.20% , 07/18/36
(b)
........ 707 717,556
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 460 464,518
Galaxy Helios Data Centers II LLC, 9.88%,
08/01/31
(b)
..................... 242 242,658
Grupo Televisa SAB, 6.63%, 01/15/40 ..... 168 146,160
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... 200 199,144
Iliad SA, 4.25%, 01/09/32
(c)
............ EUR 100 115,426
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 .................. USD 2,087 2,112,366
7.00% , 03/31/34 .................. 1,137 1,156,577
8.50% , 01/15/36 .................. 1,421 1,478,902
7.50% , 02/15/37 .................. 487 483,687
Maya SAS, 7.00%, 04/15/32
(b)
.......... 600 605,186
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 1,988 1,910,136
Polardc Finance No1 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a) (b) (c)
EUR 400 427,328
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... USD 830 781,544
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... 800 788,691
SE Cosmos LLC, 8.88%, 05/01/31
(b)
...... 915 902,450
Sopaipilla Investor LLC, 7.53%, 11/30/48
(b) (f)
.. 436 451,907
Stingray Compute LLC, 6.00%, 06/15/31
(b)
.. 88 85,851
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
..................... USD 1,077 $ 1,000,098
Telecom Argentina SA, 9.25%, 05/28/33
(b)
... 149 159,447
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 200 223,727
Uniti Services LLC, 7.50%, 10/15/33
(b)
..... 222 226,858
Virgin Media Secured Finance plc
(c)
4.25% , 01/15/30 .................. GBP 100 115,013
4.13% , 08/15/30 .................. 186 210,972
Windstream Services LLC, 8.25%, 10/01/31
(b)
USD 1,893 1,970,668
Yondr JK 1 LLC, 6.88%, 06/30/31
(b)
....... 76 72,383
Zayo Group Holdings, Inc.
(a)(b)(l)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 597 595,142
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 640 623,096
26,209,587
Electric Utilities — 0.4%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 55 55,480
California Buyer Ltd., 6.38%, 02/15/32
(b)
.... 150 147,904
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
................. EUR 303 352,187
6.75% , 02/28/30
(b)
................. USD 1,000 1,015,590
4.38% , 07/31/31
(c)
................. EUR 261 292,328
Minejesa Capital BV, 5.63%, 08/10/37
(b)
.... USD 200 186,428
Neoen Finco plc, 5.50%, 06/15/31
(c)
....... EUR 156 183,262
NRG Energy, Inc.
(b)
5.75% , 07/15/29 .................. USD 65 64,963
6.00% , 02/01/33 .................. 641 639,073
5.75% , 01/15/34 .................. 119 115,894
5.88% , 05/15/34 .................. 112 109,950
6.25% , 11/01/34 .................. 207 206,455
6.00% , 01/15/36 .................. 896 876,624
6.13% , 05/15/36 .................. 611 603,121
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
24 23,436
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
200 197,750
VoltaGrid LLC, 7.38%, 11/01/30
(b)
........ 562 564,794
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 .................. 682 724,848
8.63% , 03/15/33 .................. 167 178,420
7.75% , 04/15/34 .................. 418 437,743
6,976,250
Electronic Equipment, Instruments & Components — 0.1%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 80 78,279
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 85 81,966
6.63% , 07/15/32 .................. 1,024 1,048,318
1,208,563
Energy Equipment & Services — 0.3%
Archrock Partners LP, 6.63%, 09/01/32
(b)
.... 424 430,071
Archrock Services LP, 6.00%, 02/01/34
(b)
... 278 272,068
Deepocean Ltd., 6.00%, 04/08/31
(c)
....... EUR 210 248,842
Enerflex, Inc., 6.88%, 01/15/31
(b)
........ USD 13 13,213
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 .................. 220 217,527
6.50% , 10/01/33 .................. 566 565,268
6.75% , 10/01/35 .................. 206 207,565
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
... 53 54,058
Noble Finance II LLC
(b)
8.00% , 04/15/30 .................. 19 19,642
6.25% , 06/15/34 .................. 90 87,396
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 437 523,306
Star Holding LLC, 8.75%, 08/01/31
(b)
...... USD 143 146,037
Tidewater, Inc., 9.13%, 07/15/30
(b)
........ 38 40,612
Transocean International Ltd.
(b)
8.75% , 02/15/30 .................. 34 34,899
8.50% , 05/15/31 .................. 142 148,089

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
7.88% , 10/15/32 .................. USD 190 $ 197,897
USA Compression Partners LP
(b)
7.13% , 03/15/29 .................. 296 302,378
6.25% , 10/01/33 .................. 413 406,430
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 78 80,754
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 220 229,715
Weatherford International Ltd., 6.75%, 10/15/33
(b)
452 457,551
4,683,318
Entertainment — 0.0%
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
..................... 39 38,184
Pinewood Finco plc
6.00% , 03/27/30
(c)
................. GBP 315 424,030
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 39 35,436
497,650
Financial Services — 0.7%
Block, Inc.
5.63% , 08/15/30
(b)
................. 100 99,488
6.50% , 05/15/32 .................. 834 842,594
6.00% , 08/15/33
(b)
................. 193 191,396
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 .................. 44 42,551
6.75% , 12/01/32 .................. 30 28,627
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 .................. 56 53,983
9.13% , 05/15/31 .................. 230 235,781
8.00% , 02/01/32 .................. 73 72,429
7.88% , 04/01/33 .................. 91 87,763
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
. EUR 282 324,485
ION Platform Finance SARL
(c)
7.88% , 05/01/29 .................. 479 516,855
6.50% , 09/30/30 .................. 119 116,709
6.88% , 09/30/32 .................. 100 93,033
Jerrold Finco plc, 7.88%, 04/15/30
(c)
...... GBP 200 273,379
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 .................. USD 200 199,868
5.63% , 01/15/30 .................. 200 196,010
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 121 124,235
7.13% , 11/15/30 .................. 23 22,928
6.88% , 05/15/32 .................. 501 478,904
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
..................... EUR 292 331,887
Progroup AG
(c)
5.13% , 04/15/29 .................. 100 117,404
5.38% , 04/15/31 .................. 300 352,656
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 .................. USD 7 7,092
6.13% , 08/01/30 .................. 559 563,532
6.13% , 08/01/31 .................. 283 284,290
7.13% , 02/01/32 .................. 703 720,537
6.38% , 08/01/33 .................. 340 342,020
6.50% , 06/15/34 .................. 162 163,280
Rocket Mortgage LLC, 4.00%, 10/15/33
(b)
... 295 260,533
Shift4 Payments LLC
6.75% , 08/15/32
(b)
................. 826 827,170
5.50% , 05/15/33
(c)
................. EUR 302 341,306
5.50% , 05/15/33
(b)
................. 100 113,015
Stena International SA, 7.25%, 01/15/31
(c)
... USD 250 254,457
TER Finance Jersey Ltd., 4.50%, 03/31/32
(c)
. EUR 341 391,935
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(l)
........... 324 51,418
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... USD 32 29,886
Security
Par (000)
Par (000) Value
Financial Services (continued)
UWM Holdings LLC
(b)
6.63% , 02/01/30 .................. USD 550 $ 510,205
6.25% , 03/15/31 .................. 411 366,714
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
... 33 33,046
WEX, Inc., 6.50%, 03/15/33
(b)
.......... 452 449,113
Worldline SA, 0.88%, 06/30/27
(c)
......... EUR 100 109,580
WS Escrow LLC, 7.75%, 06/01/33
(b)
...... USD 43 44,490
10,666,584
Food Products — 0.3%
Chobani LLC
(b)
4.63% , 11/15/28 .................. 147 145,265
7.63% , 07/01/29 .................. 281 289,773
6.38% , 04/15/34 .................. 1,174 1,177,008
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 52 52,233
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
. EUR 411 459,709
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.15%, 12/15/29
(a) (c)
.......... 293 339,431
J&F LUXEMBOURG FINANCE SARL, 8.50%,
12/01/32
(b)
..................... USD 200 198,500
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
56 53,317
Minerva Luxembourg SA, 7.50%, 04/22/36
(b)
. 200 190,790
Nomad Foods Bondco plc, 5.25%, 07/15/33
(c)
. EUR 167 192,198
Post Holdings, Inc.
(b)
4.50% , 09/15/31 .................. USD 144 133,457
6.38% , 03/01/33 .................. 447 440,209
6.25% , 10/15/34 .................. 173 168,202
6.50% , 03/15/36 .................. 179 174,596
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 49 47,364
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 120 138,137
7.25% , 04/15/28 .................. 132 153,415
4,353,604
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP
9.50% , 06/01/30 .................. USD 23 24,660
6.88% , 06/01/31 .................. 113 114,750
Ferrellgas LP, 9.25%, 01/15/31 ......... 51 53,641
193,051
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
................. EUR 111 131,502
7.00% , 05/21/30
(b)
................. USD 1,000 1,018,673
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 .................. GBP 220 276,859
6.50% , 07/10/31 .................. EUR 425 410,888
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
..................... 100 73,349
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. 170 199,704
5.75% , 05/15/30 .................. 200 234,854
EC Finance plc, 3.25%, 10/15/26
(c) (f)
...... 207 237,577
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 398 556,200
GB AIT Buyer, Inc., 8.75%, 04/30/34
(b)
..... USD 72 71,459
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
149 149,854
Kapla Holding SAS, 5.00%, 04/30/31
(c)
..... EUR 271 313,209
Loxam SAS
(c)
6.38% , 05/31/29 .................. 90 106,608
4.25% , 02/15/31 .................. 308 351,288
5.00% , 01/22/33 .................. 226 259,631
Mobico Group plc, 4.88%, 09/26/31
(c)
...... 147 144,022
PODS LLC, 8.75%, 05/15/31
(b)
.......... USD 121 115,247
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.24%, 04/22/30
(a)
...... EUR 160 182,492

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... USD 24 $ 24,595
4,858,011
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 124 122,297
3.88% , 11/01/29 .................. 66 62,962
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 542 555,550
Bausch + Lomb Netherlands BV
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.31% , 01/15/31
(a) (c)
.............. EUR 200 232,452
Insulet Corp., 6.50%, 04/01/33
(b)
......... USD 38 38,499
Medline Borrower LP, 5.25%, 10/01/29
(b)
.... 132 130,766
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
47 49,195
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
62 64,211
1,255,932
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
38 39,187
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 253 249,621
Centene Corp., 2.45%, 07/15/28 ......... 48 45,560
Clariane SE
(c)
7.88% , 06/27/30 .................. EUR 200 243,404
6.88% , 04/15/31 .................. 100 117,426
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 .................. USD 570 526,344
4.75% , 02/15/31 .................. 182 162,343
10.88% , 01/15/32 ................. 207 218,343
9.75% , 01/15/34 .................. 1,012 1,025,219
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
..................... 157 161,443
DaVita, Inc.
(b)
6.88% , 09/01/32 .................. 19 19,526
6.75% , 07/15/33 .................. 11 11,277
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 153 184,980
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 30 27,225
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 322 312,104
HomeVi SASU, 6.63%, 10/31/31
(c)
........ EUR 100 116,311
LifePoint Health, Inc.
(b)
10.00% , 06/01/32 ................. USD 272 261,139
7.00% , 05/01/34 .................. 571 533,337
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(c)
.... EUR 250 289,627
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 .................. USD 125 115,589
6.50% , 02/15/31 .................. 344 347,163
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 59 56,647
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 45 46,920
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 537 563,912
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
1,008 1,011,139
Tenet Healthcare Corp.
6.75% , 05/15/31 .................. 106 108,102
5.50% , 11/15/32
(b)
................. 66 64,983
6.00% , 11/15/33
(b)
................. 96 96,307
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
399 371,884
7,327,062
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
94 96,339
MPT Operating Partnership LP
0.99% , 10/15/26 .................. EUR 100 114,080
7.00% , 02/15/32
(c)
................. 250 290,007
8.50% , 02/15/32
(b)
................. USD 1,007 1,023,424
1,523,850
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
IQVIA, Inc.
6.25% , 06/01/32
(b)
................. USD 216 $ 218,778
4.63% , 06/15/33
(c)
................. EUR 158 182,407
401,185
Hotel & Resort REITs — 0.2%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... USD 64 65,035
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 27 27,251
RHP Hotel Properties LP
(b)
6.50% , 06/15/33 .................. 394 400,878
5.75% , 03/15/34 .................. 716 701,164
Service Properties Trust
0.00% , 09/30/27
(b) (k)
................ 537 501,458
8.63% , 11/15/31
(b)
................. 1,245 1,308,350
8.88% , 06/15/32 .................. 47 48,294
XHR LP, 6.63%, 05/15/30
(b)
............ 27 27,576
3,080,006
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC
(b)
4.38% , 01/15/28 .................. 55 54,227
5.63% , 09/15/29 .................. 31 30,922
4.00% , 10/15/30 .................. 17 15,973
888 Acquisitions Ltd., 8.00%, 09/30/31
(c)
.... EUR 201 238,882
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(b)
..................... USD 201 200,035
Acushnet Co., 5.63%, 12/01/33
(b)
........ 32 31,376
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 .................. EUR 248 295,750
4.13% , 02/15/31 .................. 100 113,337
4.63% , 08/15/31 .................. 202 230,731
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
..................... 208 234,258
Banijay Gaming SAS, 5.13%, 12/10/31
(c)
.... 100 116,620
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... USD 39 37,900
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 180 180,596
6.50% , 02/15/32 .................. 204 194,936
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 59 58,422
5.75% , 04/01/30 .................. 374 372,894
6.75% , 05/01/31 .................. 287 290,413
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 .................. EUR 100 116,709
4.63% , 07/20/32 .................. 321 369,235
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.................... 100 116,023
Deuce Finco plc
(c)
7.00% , 11/20/31 .................. GBP 200 273,739
(3-mo. EURIBOR + 3.50%), 5.90% ,
11/20/32
(a)
.................... EUR 100 116,284
Elior Group SA, 5.63%, 03/15/30
(c)
....... 352 397,678
Entain plc, 4.88%, 11/30/31
(c)
........... 343 398,273
Essendi SA
(c)
5.38% , 05/15/30 .................. 200 233,897
5.50% , 11/15/31 .................. 117 136,250
5.63% , 05/15/32 .................. 270 314,954
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 262 254,748
6.75% , 01/15/30 .................. 120 117,841
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
.... EUR 144 162,915
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
.... 120 133,850
Gaia Purchaser, Inc., 7.63%, 07/15/33
(b)
.... USD 403 404,239
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
..................... CHF 300 371,257

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 236 $ 238,260
Hilton Domestic Operating Co., Inc.
(b)
5.50% , 09/15/31 .................. 383 379,476
5.88% , 03/15/33 .................. 126 125,964
5.50% , 03/31/34 .................. 79 77,388
Light & Wonder International, Inc.
(b)
7.50% , 09/01/31 .................. 137 141,118
6.25% , 10/01/33 .................. 61 59,933
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 155 159,563
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
.. EUR 105 123,203
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 77 62,965
Melco Resorts Finance Ltd.
(b)
5.38% , 12/04/29 .................. 407 394,827
7.63% , 04/17/32 .................. 1,006 1,022,347
MGM Resorts International, 6.13%, 09/15/29 . 77 77,474
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 41 39,817
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
..................... 54 56,170
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 .................. 20 19,115
6.75% , 02/01/32 .................. 253 247,981
6.25% , 09/15/33 .................. 218 207,220
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
..... GBP 300 418,476
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
..... USD 110 111,063
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 .................. 41 41,181
6.63% , 02/01/33 .................. 37 37,230
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
134 108,547
Six Flags Entertainment Corp.
5.25% , 07/15/29 .................. 29 27,772
8.63% , 01/15/32
(b)
................. 40 40,456
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 75 73,748
6.63% , 03/15/32 .................. 557 562,832
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.91% ,
07/31/29
(a)
.................... EUR 112 129,912
10.75% , 07/31/29 ................. GBP 146 199,941
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 179 211,369
TUI Cruises GmbH, 6.25%, 04/15/29
(c)
..... 100 118,777
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 .................. USD 34 33,851
6.50% , 05/15/32 .................. 193 195,413
Viking Cruises Ltd.
(b)
9.13% , 07/15/31 .................. 139 145,537
5.88% , 10/15/33 .................. 344 340,624
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 37 36,968
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... 193 205,058
Wyndham Hotels & Resorts, Inc.
(b)
4.38% , 08/15/28 .................. 38 37,206
5.63% , 03/01/33 .................. 79 76,885
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 700 690,690
5.13% , 12/15/29 .................. 200 193,010
6.75% , 02/15/34 .................. 200 195,900
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 65 64,325
7.13% , 02/15/31 .................. 78 81,732
6.25% , 03/15/33 .................. 635 629,440
15,055,928
Security
Par (000)
Par (000) Value
Household Durables — 0.3%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 .................. USD 28 $ 26,585
6.88% , 08/01/33 .................. 135 134,685
Beazer Homes USA, Inc., 8.00%, 01/15/32
(b)
. 58 59,145
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 910 863,333
4.88% , 02/15/30 .................. 395 368,057
Century Communities, Inc., 6.63%, 09/15/33
(b)
51 51,167
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 127 122,593
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 .................. 384 391,422
8.38% , 10/01/33 .................. 238 241,858
LGI Homes, Inc., 7.00%, 11/15/32
(b)
....... 137 133,538
Maison Finco plc, 7.25%, 04/30/32
(c)
...... GBP 100 127,286
Mattamy Group Corp.
(b)
4.63% , 03/01/30 .................. USD 32 30,668
6.00% , 12/15/33 .................. 22 20,941
Meritage Homes Corp., 1.75%, 05/15/28
(j)
... 253 250,091
Newell Brands, Inc.
8.50% , 06/01/28
(b)
................. 235 245,278
6.63% , 09/15/29 .................. 104 105,251
6.38% , 05/15/30 .................. 94 95,032
6.63% , 05/15/32 .................. 177 179,075
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 .................. 46 46,626
8.50% , 11/01/30 .................. 81 82,621
Somnigroup International, Inc., 4.00%,
04/15/29
(b)
..................... 30 28,836
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 27 28,008
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
..................... 31 31,731
Whirlpool Corp.
(b)
7.50% , 07/01/31 .................. 190 188,814
7.88% , 07/01/34 .................. 278 262,821
4,115,462
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 200 203,402
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 66 65,136
3.75% , 01/15/32 .................. 164 147,217
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 215 213,317
Talen Energy Supply LLC
(b)(m)
(Acquired 04/24/26 , cost $ 1,746,398 ) 6.13% ,
05/01/31 ..................... 1,744 1,733,611
(Acquired 04/30/26 , cost $ 2,117,128 ) 6.38% ,
05/01/33 ..................... 2,119 2,086,804
TransAlta Corp., 5.88%, 02/01/34 ........ 31 30,220
4,479,707
Insurance — 0.9%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 308 304,488
5.88% , 11/01/29 .................. 1,561 1,536,778
7.00% , 01/15/31 .................. 520 527,670
6.50% , 10/01/31 .................. 427 426,640
7.38% , 10/01/32 .................. 390 392,188
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 75 75,303
4.88% , 06/30/29 .................. 133 128,021
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
..................... 457 446,649
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 443 448,706

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 567 $ 659,483
7.75% , 02/15/31
(b)
................. USD 1,568 1,592,042
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
1,436 1,428,780
Asurion LLC, 8.00%, 12/31/32
(b)
......... 545 551,336
CRC Insurance Group LLC, 7.13%, 06/01/31
(b)
960 958,192
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 607 601,202
8.13% , 02/15/32 .................. 200 185,946
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 1,105 1,137,784
7.38% , 01/31/32 .................. 2,950 3,017,113
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 .................. 197 203,387
6.88% , 10/01/33 .................. 397 373,900
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 12 11,586
5.88% , 08/01/32 .................. 5 4,931
USI, Inc., 7.50%, 01/15/32
(b)
........... 421 429,669
15,441,794
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88% , 03/01/33 .................. 236 230,531
6.88% , 03/15/34 .................. 117 113,336
343,867
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
..................... EUR 360 405,545
Atos Group, 8.13%, 05/21/31
(c)
.......... 124 138,198
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... USD 7,093 6,876,404
CDKnet LLC
(g)
7.25% , 06/15/29 .................. 192 122,880
8.00% , 06/15/29 .................. 13 8,320
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.91% , 05/15/28 ................ EUR 100 113,602
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.78% , 05/15/28 ................ 225 255,527
CoreWeave, Inc.
9.25% , 06/01/30
(b)
................. USD 207 193,453
9.00% , 02/01/31
(b)
................. 18 16,249
9.75% , 10/01/31
(b)
................. 209 189,639
8.50% , 07/15/32
(c)
................. EUR 608 628,313
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 812 826,195
ION Platform Finance US, Inc.
(b)
5.00% , 05/01/28 .................. 438 410,554
5.75% , 05/15/28 .................. 200 189,168
8.75% , 05/01/29 .................. 65 60,558
OVH Groupe SA, 4.75%, 02/05/31
(c)
...... EUR 100 115,198
United Group BV, 5.25%, 02/01/30
(c)
...... 100 115,358
10,665,161
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... USD 42 42,768
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.. 179 180,531
ATS Corp., 4.13%, 12/15/28
(b)
.......... 27 26,301
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
135 136,012
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
306 294,130
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 200 215,054
Enpro, Inc., 6.13%, 06/01/33
(b)
.......... USD 36 36,065
Esab Corp.
(b)
6.25% , 04/15/29 .................. 52 52,551
5.63% , 04/01/31 .................. 252 248,953
Security
Par (000)
Par (000) Value
Machinery (continued)
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.18%,
04/15/29
(a) (c)
.................... EUR 225 $ 261,719
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.68%, 12/01/32
(a) (c)
..... 119 138,588
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.. USD 398 389,657
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 68 72,021
Terex Corp., 6.25%, 10/15/32
(b)
......... 198 198,711
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. EUR 28 32,716
2,283,009
Media — 0.9%
Block Communications, Inc., 10.25%, 03/01/31
(b)
USD 29 25,197
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 .................. 100 100,156
7.50% , 06/01/29 .................. 429 429,683
7.88% , 04/01/30 .................. 740 768,507
7.13% , 02/15/31 .................. 1,132 1,167,663
7.50% , 03/15/33 .................. 141 147,796
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 68 49,199
CSC Holdings LLC, 5.38%, 02/01/28
(b)
..... 257 148,953
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 36 35,915
8.88% , 02/01/30 .................. 767 780,905
10.00% , 02/15/31 ................. 272 284,222
9.25% , 06/01/32 .................. 340 347,917
Discovery Communications LLC
3.95% , 03/20/28 .................. 138 135,585
4.13% , 05/15/29 .................. 48 47,160
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 199 195,460
4.28% , 03/15/32 .................. 551 489,602
5.05% , 03/15/42 .................. 362 251,590
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 175 174,125
5.75% , 12/01/28 .................. 955 921,575
EchoStar Corp.
10.75% , 11/30/29 ................. 1,640 1,774,340
6.75% , 11/30/30 .................. 377 382,163
Gray Media, Inc.
(b)
9.63% , 07/15/32 .................. 455 459,890
7.25% , 08/15/33 .................. 340 336,281
Lamar Media Corp., 5.38%, 11/01/33
(b)
..... 41 39,842
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 220 186,832
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 .................. 375 382,066
10.38% , 05/15/31 ................. 259 271,159
9.50% , 02/15/33 .................. 186 189,473
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 71 68,978
4.63% , 03/15/30 .................. 128 123,622
7.38% , 02/15/31 .................. 49 50,690
6.00% , 06/15/34 .................. 420 414,751
SES SA, 4.88%, 06/24/33
(c)
............ EUR 200 230,405
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 559 573,240
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
.... 13 12,645
Summer BC Holdco B SARL, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.53%, 02/15/30
(a) (c)
EUR 100 97,561
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
................. USD 200 187,509
4.63% , 05/15/32
(c)
................. EUR 170 193,055
Sunrise HoldCo IV BV, 5.00%, 07/31/33
(c)
... 167 190,558
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 600 591,907

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc.
(b)
7.38% , 06/30/30 .................. USD 29 $ 28,874
8.50% , 07/31/31 .................. 466 464,969
9.38% , 08/01/32 .................. 248 247,711
8.88% , 04/15/33 .................. 255 246,897
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
42 43,295
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................ GBP 145 131,801
VZ Secured Financing BV
5.00% , 01/15/32
(b)
................. USD 201 164,821
5.25% , 01/15/33
(c)
................. EUR 364 382,855
Ziggo Bond Co. BV
(c)
3.38% , 02/28/30 .................. 100 97,227
6.13% , 11/15/32 .................. 300 290,319
Ziggo BV, 2.88%, 01/15/30
(c)
........... 100 107,323
15,464,269
Metals & Mining — 0.6%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 USD 200 188,300
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 69 71,686
11.50% , 10/01/31 ................. 533 567,104
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
.... 621 627,623
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
..... 207 211,479
Commercial Metals Co.
(b)
5.75% , 11/15/33 .................. 199 195,452
6.00% , 12/15/35 .................. 128 125,786
Constellium SE
(b)
3.75% , 04/15/29 .................. 334 319,219
6.38% , 08/15/32 .................. 750 756,083
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
..................... 200 192,340
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 681 680,898
First Quantum Minerals Ltd., 6.38%, 02/15/36
(b)
976 940,669
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 200 199,250
Hybar LLC, 7.38%, 07/01/34
(b)
.......... 277 278,040
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 .................. 802 758,117
5.88% , 03/01/34 .................. 641 625,579
Marcobre SAC, 5.75%, 01/22/36
(b)
....... 200 195,904
Mineral Resources Ltd.
(b)
6.00% , 05/01/32 .................. 61 59,880
6.25% , 05/01/34 .................. 61 59,454
Novelis Corp.
(b)
4.75% , 01/30/30 .................. 383 367,556
6.88% , 01/30/30 .................. 475 487,361
3.88% , 08/15/31 .................. 734 666,246
6.38% , 08/15/33 .................. 348 347,364
Samarco Mineracao SA
(l)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
.................... 44 43,545
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
.................... 284 284,210
Sibanye-Stillwater UK Financing plc, 6.25%,
11/15/31
(b)
..................... 200 197,032
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
.. 22 22,970
Vale Overseas Ltd.
6.40% , 06/28/54 .................. 72 71,370
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
................... 200 199,040
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
.. 162 167,166
9,906,723
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... USD 76 $ 75,174
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 59 60,794
5.88% , 08/15/29 .................. 87 87,146
6.50% , 07/01/30 .................. 95 96,485
6.50% , 10/15/30 .................. 123 124,695
6.13% , 06/01/31 .................. 80 79,810
524,104
Office REITs — 0.0%
(c)
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31 ...................... EUR 100 117,072
alstria SARL
4.25% , 10/15/29 .................. 100 112,708
5.50% , 03/20/31 .................. 300 343,856
573,636
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... USD 142 147,326
Antero Midstream Partners LP, 5.38%,
06/15/29
(b)
..................... 31 30,903
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 33 34,988
5.88% , 06/30/29 .................. 60 59,789
6.63% , 07/15/33 .................. 75 75,329
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
. 200 202,850
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 46 47,190
7.25% , 07/15/32 .................. 39 40,065
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(c)
..................... 250 263,985
Buckeye Partners LP
6.75% , 02/01/30
(b)
................. 23 23,564
5.60% , 10/15/44 .................. 22 19,048
California Resources Corp.
(b)
7.00% , 01/15/34 .................. 75 73,457
7.25% , 01/15/35 .................. 114 112,641
Caturus Energy LLC
(b)
8.50% , 02/15/30 .................. 782 809,953
7.13% , 05/15/31 .................. 324 321,187
Chord Energy Corp., 6.75%, 03/15/33
(b)
.... 28 28,519
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 320 328,717
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 33,550
CNX Resources Corp.
(b)
7.25% , 03/01/32 .................. 90 92,555
5.88% , 03/01/34 .................. 146 141,451
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 605 595,827
5.88% , 01/15/30 .................. 31 29,206
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 1,250 1,217,049
Crescent Energy Finance LLC
(b)
9.75% , 10/15/30 .................. 18 18,975
7.63% , 04/01/32 .................. 162 163,709
7.88% , 04/15/32 .................. 94 95,727
7.38% , 01/15/33 .................. 38 38,171
8.38% , 01/15/34 .................. 218 224,933
CVR Energy, Inc.
(b)
7.50% , 02/15/31 .................. 108 109,412
7.88% , 02/15/34 .................. 69 70,115
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
. 57 57,490
Delek Logistics Partners LP
(b)
7.38% , 06/30/33 .................. 173 176,919
6.88% , 06/01/34 .................. 67 67,322
Energean plc, 5.63%, 05/12/31
(c)
........ EUR 300 343,119

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.34%), 6.55% ,
01/15/57 ..................... USD 319 $ 314,951
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 6.70% ,
01/15/57 ..................... 290 285,713
Genesis Energy LP
8.00% , 05/15/33 .................. 187 194,539
6.75% , 03/15/34
(b)
................. 296 295,225
Global Partners LP, 7.13%, 07/01/33
(b)
..... 23 23,292
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 243 228,736
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 38 38,466
Harvest Midstream I LP
(b)
7.50% , 05/15/32 .................. 194 198,905
6.75% , 05/15/34 .................. 340 341,354
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 .................. 43 43,730
4.25% , 02/15/30 .................. 28 26,810
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 .................. 116 115,773
6.00% , 04/15/30 .................. 98 96,973
8.38% , 11/01/33 .................. 308 323,143
7.25% , 02/15/35 .................. 104 103,151
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 .................. 28 28,942
6.63% , 01/15/34 .................. 319 322,559
6.63% , 01/15/35 .................. 74 73,959
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
..................... 100 99,760
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 129 149,218
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... USD 560 553,707
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(b)
..................... 44 43,392
Magnolia Oil & Gas Operating LLC
(b)
6.88% , 12/01/32 .................. 48 48,811
6.63% , 08/15/34 .................. 126 126,043
Matador Resources Co.
(b)
6.50% , 04/15/32 .................. 278 277,480
6.00% , 04/15/34 .................. 154 148,946
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 176 172,047
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 52 52,121
NAK Naftogaz Ukraine, 8.95%, (8.95% Cash or
7.13% PIK), 01/15/32
(c) (l)
............ EUR 189 198,881
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. USD 267 273,697
8.38% , 02/15/32 .................. 571 593,775
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
.. 237 237,170
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 37 37,286
Par Petroleum LLC, 7.38%, 06/01/34
(b)
..... 155 160,387
Parex Resources, Inc., 8.50%, 05/11/31
(b)
... 220 222,750
PBF Holding Co. LLC, 7.25%, 06/01/34
(b)
... 45 45,700
Petrobras Global Finance BV, 6.75%, 01/27/41 157 153,154
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 150 153,985
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 39 40,229
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
..................... 200 197,150
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b) (d) (e)
282 148,755
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (l)
................ 224 44,789
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
(b)
8.75% , 07/01/31 .................. USD 39 $ 40,776
6.63% , 04/15/34 .................. 454 451,197
Sunoco LP
(b)
5.63% , 03/15/31 .................. 37 36,519
6.63% , 08/15/32 .................. 302 304,872
5.88% , 03/15/34 .................. 77 75,364
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 91 90,892
7.38% , 02/15/29 .................. 339 346,707
6.00% , 09/01/31 .................. 75 73,799
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 424 414,839
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
200 211,360
Validus Energy II Midcon LLC, 8.00%, 08/01/31
(b)
50 49,774
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 921 985,857
6.38% , 12/15/34 .................. 729 709,986
6.63% , 06/15/36 .................. 566 554,716
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 474 481,509
7.50% , 05/01/33 .................. 136 147,563
6.50% , 01/15/34 .................. 674 695,474
7.75% , 05/01/35 .................. 88 97,526
6.75% , 01/15/36 .................. 867 907,486
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
75 79,528
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 456 469,770
20,556,009
Paper & Forest Products — 0.0%
Fedrigoni SpA
6.13% , 06/15/31
(c)
................. EUR 132 150,868
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... USD 200 208,130
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
................. EUR 311 300,236
659,234
Passenger Airlines — 0.0%
ABRA Global Finance, 14.00%, (14.00% Cash or
8.00% PIK), 10/22/29
(b) (l)
............ USD 139 132,957
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 205 178,379
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 48 50,464
United Airlines Holdings, Inc., 5.38%, 03/01/31 108 106,585
WestJet An Alberta Partnership, 8.00%,
02/14/31
(b)
..................... 116 114,261
582,646
Personal Care Products — 0.0%
Opal Bidco SAS
5.50% , 03/31/32
(c)
................. EUR 104 122,508
6.50% , 03/31/32
(b)
................. USD 200 201,149
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 .................. EUR 100 111,972
6.13% , 09/30/32 .................. USD 97 92,157
527,786
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
..... 3,235 3,306,972
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
46 47,265
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 .................. 67 62,312
11.00% , 09/30/28 ................. 679 693,741
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
.... EUR 365 422,383
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
..... 115 133,131
Neopharmed Gentili SpA, (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.54%, 06/29/33
(a) (c)
. 162 187,192

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. EUR 294 $ 347,629
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.53% , 10/15/32
(a)
............... 320 368,563
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.17% , 12/31/29
(a)
............... 48 55,707
6.75% , 12/31/29 .................. 108 128,915
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 ................. 100 134,297
5,888,107
Professional Services — 0.1%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... USD 17 17,466
CACI International, Inc., 6.38%, 06/15/33 ... 279 281,159
CoreLogic, Inc.
9.00% , 08/01/31 .................. 875 862,768
12.00% , 02/01/32 ................. 179 167,698
Science Applications International Corp.
4.88% , 04/01/28 .................. 81 79,830
5.88% , 11/01/33 .................. 166 162,481
1,571,402
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(l)
............. EUR 525 626,162
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
..................... 258 299,797
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
. USD 200 195,150
Anywhere Real Estate Group LLC
(b)
7.00% , 04/15/30 .................. 142 142,904
9.75% , 04/15/30 .................. 26 27,857
Citycon Treasury BV, 5.38%, 07/08/31
(c)
.... EUR 150 164,716
CPI Property Group SA
(c)
1.75% , 01/14/30 .................. 100 99,389
5.88% , 07/07/32 .................. 236 255,428
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (f)
............... 176 182,310
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00% , 12/18/21 ................. USD 400 4,500
11.88% , 06/01/24 ................. 300 3,375
9.25% , 07/28/24 .................. 600 6,750
12.25% , 10/18/24 ................. 400 4,400
10.88% , 01/09/25 ................. 218 2,452
11.75% , 04/17/25 ................. 600 6,600
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
25 25,623
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. 101 97,354
5.88% , 03/01/32 .................. 113 110,379
6.13% , 03/01/34 .................. 223 217,387
Kennedy-Wilson, Inc., 7.25%, 06/01/33
(b)
... 49 49,605
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (l)
....... 386 103,279
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(l)
..................... EUR 390 448,958
5.63% , 06/08/30 .................. 100 110,536
3,184,911
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 133 131,212
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.. 23 22,372
ams-OSRAM AG
(c)
10.50% , 03/30/29 ................. EUR 71 86,115
7.25% , 05/31/32 .................. 149 173,309
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (j) (k)
USD 53 56,472
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
MKS, Inc., 4.25%, 02/15/34
(c)
........... EUR 238 $ 265,223
ON Semiconductor Corp.
(j)
0.50% , 03/01/29 .................. USD 149 168,295
0.00% , 05/01/31
(b) (k)
................ 52 48,360
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 .................. 122 121,132
6.25% , 08/15/33 .................. 102 102,475
1,043,753
Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 957 923,101
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 104 101,180
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 9 8,695
4.88% , 07/01/29 .................. 548 504,607
Cloud Software Group LLC
(b)
6.50% , 03/31/29 .................. 569 556,006
9.00% , 09/30/29 .................. 1,128 1,105,160
8.25% , 06/30/32 .................. 73 69,057
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 445 427,913
Fair Isaac Corp.
(b)
4.00% , 06/15/28 .................. 98 94,706
6.00% , 05/15/33 .................. 368 356,171
McAfee Corp., 7.38%, 02/15/30
(b)
........ 91 77,157
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(c)
................. EUR 262 315,790
7.25% , 07/01/33
(b)
................. USD 865 896,290
8.75% , 07/01/34
(b)
................. 761 801,704
TeamSystem SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.93% , 07/31/31
(a)
............... EUR 106 121,270
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.68% , 07/01/32
(a)
............... 100 113,289
6.50% , 07/01/32 .................. 130 148,790
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 205 200,851
6,821,737
Specialized REITs — 0.1%
Iron Mountain, Inc.
6.25% , 01/15/33
(b)
................. 209 209,803
4.75% , 01/15/34
(c)
................. EUR 181 203,088
6.25% , 01/15/35
(b)
................. USD 548 541,103
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 .................. 445 448,290
6.25% , 09/15/32 .................. 337 336,715
1,738,999
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
. 38 38,936
Asbury Automotive Group, Inc., 4.50%, 03/01/28 29 28,681
Carvana Co.
(b)(l)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 363 374,154
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 1,217 1,338,985
CD&R Firefly Bidco plc
8.63% , 04/30/29
(c)
................. GBP 530 735,636
Cesar SpA
(c)
6.50% , 09/30/31 .................. EUR 111 131,304
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.54% , 09/30/31
(a)
............... 118 137,572
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 79 82,627
Goldstory SAS, 6.75%, 02/01/30
(c)
....... EUR 230 270,458
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 31 31,143
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.68%, 01/15/32
(a) (c)
.......... EUR 124 143,919

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. USD 166 $ 161,925
8.25% , 08/01/31 .................. 66 68,761
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
...... 51 50,270
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
. 244 241,713
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
..................... 1,900 1,914,157
5,750,241
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.
5.88% , 07/15/30
(b)
................. 72 73,147
5.75% , 12/01/34 .................. 150 148,155
221,302
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(c)
................. EUR 200 231,947
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (l)
................... USD 1,701 1,826,294
Crocs, Inc., 4.13%, 08/15/31
(b)
.......... 30 27,574
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.18% , 07/01/29
(a) (c)
.............. EUR 228 266,017
VF Corp., 4.25%, 03/07/29 ............ 100 115,390
2,467,222
Trading Companies & Distributors — 0.4%
(b)
EquipmentShare.com, Inc., 7.13%, 07/01/34 . USD 107 102,199
FTAI Aviation Investors LLC
5.50% , 05/01/28 .................. 142 141,528
7.88% , 12/01/30 .................. 105 109,402
7.00% , 05/01/31 .................. 666 684,507
7.00% , 06/15/32 .................. 1,251 1,277,301
5.88% , 04/15/33 .................. 167 164,764
Herc Holdings, Inc.
6.63% , 06/15/29 .................. 6 6,108
7.00% , 06/15/30 .................. 427 440,352
5.75% , 03/15/31 .................. 48 47,524
7.25% , 06/15/33 .................. 40 41,274
6.00% , 03/15/34 .................. 428 419,624
QXO Building Products, Inc.
6.50% , 07/15/31 .................. 580 582,352
6.75% , 04/30/32 .................. 748 763,903
6.88% , 07/15/34 .................. 462 462,690
United Rentals North America, Inc., 5.38%,
11/15/33 ...................... 380 370,008
WESCO Distribution, Inc.
5.25% , 04/15/31 .................. 70 68,834
5.50% , 04/15/34 .................. 164 159,319
5,841,689
Transportation Infrastructure — 0.0%
Carrix, Inc., 6.13%, 08/01/33
(b)
.......... 714 710,702
Incora Top Holdco LLC, 6.00%, 01/31/33
(d) (e) (g)
25 6,995
717,697
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 400 419,592
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
..................... 1,000 1,029,375
Eutelsat SA, 1.50%, 10/13/28
(c)
......... EUR 100 110,957
Maya SAS
6.88% , 04/15/31
(c)
................. 179 216,139
8.50% , 04/15/31
(b)
................. USD 207 217,743
NJJ Continental SA, 2.50%, 07/15/31
(c)
..... CHF 408 502,756
SoftBank Group Corp.
(c)
5.25% , 10/10/29 .................. EUR 400 458,192
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
6.38% , 04/22/30 .................. EUR 100 $ 115,894
5.88% , 07/10/31 .................. 100 113,907
7.00% , 04/22/32 .................. 103 119,767
5.75% , 07/08/32 .................. 381 420,161
6.38% , 07/10/33 .................. 103 116,057
7.38% , 04/22/34 .................. 206 239,666
TDC Brands A/S, 8.00%, 04/30/31
(c)
...... 200 229,201
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
..................... USD 200 205,472
VF Ukraine PAT, 9.62%, 02/11/27
(b) (f)
...... 150 149,537
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(b)
................. 377 299,952
4.50% , 07/15/31
(c)
................. GBP 210 231,870
4.75% , 07/15/31
(b)
................. USD 400 316,219
5.63% , 04/15/32
(c)
................. EUR 200 200,013
5.63% , 04/15/32
(c)
................. 118 118,008
7.75% , 04/15/32
(b)
................. USD 396 333,037
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (l)
.......... 281 247,495
WOM Mobile SA, 11.75%, (11.75% Cash or
12.50% PIK), 04/01/31
(a) (b) (l)
.......... 20 20,222
Zegona Finance plc, 4.25%, 01/15/32
(c)
.... EUR 171 195,769
6,627,001
Total Corporate Bonds — 17 .8%
(Cost: $ 295,920,363 ) .............................. 291,252,132
Equity-Linked Notes
Aerospace & Defense — 0.4%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
19.04% , 08/17/26 ................. —
(n)
43,471
Barclays Bank plc ( Safran SA ) ,
18.32% , 08/07/26 ................. 4 1,586,935
BMO Capital Markets Corp. ( Boeing Co. (The) ) ,
27.06% , 09/17/26 ................. USD 2 380,730
BMO Capital Markets Corp. ( L3Harris
Technologies, Inc. ) , 16.18% , 08/27/26 .... 1 140,157
BNP Paribas SA ( Rolls-Royce Holdings plc ) ,
28.73% , 08/14/26 ................. GBP 99 1,803,501
Morgan Stanley & Co. LLC ( Lockheed Martin
Corp. ) , 21.72% , 08/24/26 ............ USD —
(n)
52,973
UBS AG ( Rolls-Royce Holdings plc ) ,
26.94% , 08/07/26 ................. GBP 99 1,821,215
5,828,982
Air Freight & Logistics — 0.0%
Royal Bank of Canada ( FedEx Corp. ) ,
24.40% , 08/06/26
(b) (c)
............... USD 1 401,092
Automobile Components — 0.3%
(b)(c)
Barclays Bank plc ( Autoliv, Inc. ) , 7.30% , 08/14/26 EUR 4 2,057,232
Citigroup, Inc. ( Autoliv, Inc. ) , 10.52% , 08/07/26 5 2,071,857
4,129,089
Automobiles — 0.2%
(b)(c)
BNP Paribas SA ( Toyota Motor Corp. ) ,
16.34% , 09/02/26 ................. USD 11 2,052,052
Royal Bank of Canada ( Toyota Motor Corp. ) ,
14.23% , 09/15/26 ................. 11 2,036,861
4,088,913
Banks — 2.3%
(b)(c)
Barclays Bank plc ( Berkshire Hathaway, Inc. ) ,
7.39% , 09/16/26 .................. 2 1,208,769
Barclays Bank plc (HSBC Holdings plc)
18.74% , 08/28/26 ................. 28 2,891,190
30.98% , 09/04/26 ................. 29 2,905,669

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays Bank plc ( Novartis AG ) ,
14.05% , 09/16/26 ................. USD 21 $ 3,280,399
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
22.38% , 08/05/26 ................. 26 3,460,005
BMO Capital Markets Corp. (Sumitomo Mitsui
Financial Group, Inc.)
18.45% , 08/05/26 ................. 44 1,131,510
17.69% , 08/12/26 ................. 45 1,139,654
BNP Paribas SA (Bank of America Corp.)
10.72% , 08/19/26 ................. 20 1,249,647
13.15% , 08/26/26 ................. 21 1,281,523
Canadian Imperial Bank of Commerce
( First Citizens BancShares, Inc. ) ,
17.65% , 08/24/26
(a)
................ —
(n)
215,993
Canadian Imperial Bank of Commerce ( HSBC
Holdings plc ) , 16.15% , 09/16/26
(a)
....... 28 3,005,194
Citigroup, Inc. ( Mitsubishi UFJ Financial Group,
Inc. ) , 18.14% , 09/04/26 .............. 79 1,767,914
Nomura Holdings, Inc. ( Mitsubishi UFJ Financial
Group, Inc. ) , 14.07% , 08/28/26 ........ 59 1,307,058
Royal Bank of Canada (Banco Santander SA)
20.43% , 08/28/26 ................. 174 2,446,997
20.82% , 09/11/26 ................. 169 2,375,873
Royal Bank of Canada ( HSBC Holdings plc ) ,
12.47% , 08/04/26 ................. 27 2,662,898
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 17.91% , 09/11/26 ......... 60 1,360,309
Royal Bank of Canada ( Sumitomo Mitsui
Financial Group, Inc. ) , 17.11% , 09/11/26 .. 46 1,192,035
Societe Generale SA ( Citigroup, Inc. ) ,
19.58% , 08/19/26 ................. 27 3,531,666
Societe Generale SA ( Citizens Financial Group,
Inc. ) , 29.40% , 09/10/26 .............. 2 114,913
38,529,216
Beverages — 0.0%
(b)(c)
BNP Paribas SA ( Keurig Dr Pepper, Inc. ) ,
20.66% , 08/20/26 ................. 7 210,359
Societe Generale SA ( PepsiCo, Inc. ) ,
24.44% , 09/03/26 ................. 1 96,657
307,016
Broadline Retail — 0.9%
(b)(c)
BMO Capital Markets Corp. ( Amazon.com, Inc. ) ,
17.06% , 09/15/26 ................. 19 4,775,098
JPMorgan Structured Products BV (Amazon.
com, Inc.)
18.70% , 08/31/26 ................. 6 1,617,749
18.94% , 09/09/26 ................. 19 4,955,631
Societe Generale SA ( Amazon.com, Inc. ) ,
21.44% , 08/11/26 ................. 14 3,625,140
14,973,618
Building Products — 0.0%
Societe Generale SA ( Fortune Brands
Innovations, Inc. ) , 38.07% , 09/21/26
(b) (c)
... 4 212,550
Capital Markets — 1.0%
(b)(c)
Barclays Bank plc ( Carlyle Group, Inc. (The) ) ,
27.75% , 08/24/26 ................. 2 97,590
Barclays Bank plc ( Intercontinental Exchange,
Inc. ) , 22.73% , 09/24/26 .............. 2 334,558
Barclays Bank plc (Moelis & Co.)
19.55% , 08/07/26 ................. EUR 3 1,670,397
18.02% , 08/14/26 ................. 3 1,591,233
BMO Capital Markets Corp. (MSCI, Inc.)
14.91% , 08/11/26 ................. USD 2 1,185,041
20.63% , 09/09/26 ................. 2 1,200,479
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BMO Capital Markets Corp. ( State Street Corp. ) ,
15.18% , 09/11/26 ................. USD 11 $ 2,076,967
Mizuho Markets Cayman LP ( Raymond James
Financial, Inc. ) , 17.27% , 08/05/26 ....... 5 801,605
Mizuho Markets Cayman LP (UBS Group AG)
18.17% , 08/05/26 ................. 37 1,913,108
19.92% , 09/15/26 ................. 38 2,027,423
Morgan Stanley & Co. LLC ( Charles Schwab
Corp. (The) ) , 31.77% , 08/06/26 ........ 5 422,638
Morgan Stanley & Co. LLC ( State Street Corp. ) ,
16.31% , 09/02/26 ................. 11 2,083,478
Royal Bank of Canada ( Raymond James
Financial, Inc. ) , 15.33% , 09/11/26 ....... 5 878,238
16,282,755
Chemicals — 0.5%
(b)(c)
Barclays Bank plc ( Linde plc ) , 17.13% , 09/04/26 5 2,580,566
Barclays Bank plc ( PPG Industries, Inc. ) ,
36.18% , 09/03/26 ................. 2 246,466
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
19.66% , 08/05/26 ................. 4 985,242
BMO Capital Markets Corp. ( International
Flavors & Fragrances, Inc. ) , 25.51% , 09/28/26 2 127,168
Nomura Holdings, Inc. ( Linde plc ) ,
14.68% , 08/28/26 ................. 5 2,569,914
Royal Bank of Canada ( Air Products &
Chemicals, Inc. ) , 17.63% , 09/08/26 ...... —
(n)
118,909
Societe Generale SA ( Ecolab, Inc. ) ,
15.17% , 08/21/26 ................. 4 1,028,026
7,656,291
Commercial Services & Supplies — 0.3%
(b)(c)
Barclays Bank plc ( Rentokil Initial plc ) ,
23.87% , 08/24/26 ................. GBP 43 202,165
BMO Capital Markets Corp. ( Cintas Corp. ) ,
22.14% , 08/12/26 ................. USD 2 412,120
BMO Capital Markets Corp. ( Rollins, Inc. ) ,
22.22% , 09/04/26 ................. 53 2,051,477
Citigroup, Inc. ( Rollins, Inc. ) , 23.24% , 08/21/26 53 2,024,651
Mizuho Markets Cayman LP ( Cintas Corp. ) ,
22.57% , 08/05/26 ................. 2 428,714
5,119,127
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
32.58% , 09/02/26 ................. 3 572,925
Barclays Bank plc ( Cisco Systems, Inc. ) ,
24.02% , 09/16/26 ................. 8 949,726
BMO Capital Markets Corp. ( Arista Networks,
Inc. ) , 35.38% , 09/15/26 .............. 3 551,157
BMO Capital Markets Corp. ( Cisco Systems,
Inc. ) , 24.06% , 08/11/26 .............. 8 965,582
Morgan Stanley & Co. LLC ( Cisco Systems,
Inc. ) , 28.43% , 08/04/26 .............. 8 958,666
3,998,056
Construction & Engineering — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Quanta Services,
Inc. ) , 30.60% , 08/12/26 .............. 1 583,073
Morgan Stanley & Co. LLC ( Quanta Services,
Inc. ) , 35.72% , 08/05/26 .............. 1 568,972
1,152,045
Consumer Finance — 0.5%
(b)(c)
BMO Capital Markets Corp. (Capital One
Financial Corp.)
23.83% , 08/05/26 ................. 19 3,985,139
21.91% , 08/27/26 ................. —
(n)
83,346

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Nomura Holdings, Inc. ( Capital One Financial
Corp. ) , 19.26% , 09/04/26 ............ USD 21 $ 4,306,109
8,374,594
Consumer Staples Distribution & Retail — 1.0%
(b)(c)
BNP Paribas SA (Walmart, Inc.)
14.78% , 08/18/26 ................. 28 3,135,319
17.32% , 09/02/26 ................. 28 3,134,701
JPMorgan Structured Products BV ( Walmart,
Inc. ) , 14.31% , 08/26/26 .............. 29 3,241,374
Morgan Stanley & Co. LLC ( Costco Wholesale
Corp. ) , 12.60% , 08/25/26 ............ 3 3,213,969
Morgan Stanley & Co. LLC ( Dollar General
Corp. ) , 48.06% , 09/03/26 ............ 2 213,353
Nomura Holdings, Inc. ( Costco Wholesale
Corp. ) , 12.64% , 08/18/26 ............ 3 3,222,114
16,160,830
Containers & Packaging — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Crown Holdings,
Inc. ) , 22.24% , 08/27/26 .............. 3 313,355
BMO Capital Markets Corp. ( Packaging Corp. of
America ) , 30.52% , 08/05/26 .......... 4 938,255
BNP Paribas SA ( Packaging Corp. of America ) ,
22.17% , 08/12/26 ................. 4 949,141
Canadian Imperial Bank of Commerce ( Avery
Dennison Corp. ) , 18.72% , 08/18/26
(a)
.... 9 1,529,375
Royal Bank of Canada ( Avery Dennison Corp. ) ,
15.02% , 09/02/26 ................. 9 1,485,752
5,215,878
Diversified Telecommunication Services — 0.4%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 23.93% , 08/21/26 .............. 61 2,843,711
Morgan Stanley & Co. LLC ( Comcast Corp. ) ,
30.12% , 09/10/26 ................. 5 108,235
Morgan Stanley & Co. LLC ( Verizon
Communications, Inc. ) , 27.97% , 08/13/26 . 2 89,090
Nomura Holdings, Inc. ( Verizon Communications,
Inc. ) , 11.96% , 09/15/26 .............. 59 2,772,034
5,813,070
Electric Utilities — 0.7%
(b)(c)
Barclays Bank plc ( Iberdrola SA ) ,
21.40% , 08/14/26 ................. EUR 70 1,631,505
BMO Capital Markets Corp. ( Duke Energy
Corp. ) , 18.91% , 09/04/26 ............ USD 30 3,753,544
Nomura Holdings, Inc. ( American Electric Power
Co., Inc. ) , 19.27% , 08/13/26 .......... 2 241,942
Nomura Holdings, Inc. ( Duke Energy Corp. ) ,
9.33% , 08/11/26 .................. 30 3,722,547
Royal Bank of Canada ( Iberdrola SA ) ,
23.56% , 08/07/26 ................. EUR 78 1,770,950
Societe Generale SA ( Evergy, Inc. ) ,
13.47% , 09/21/26 ................. USD 4 342,548
11,463,036
Electrical Equipment — 0.4%
(b)(c)
Barclays Bank plc ( ABB Ltd. ) , 15.93% , 08/07/26 CHF 19 1,877,854
BMO Capital Markets Corp. ( AMETEK, Inc. ) ,
19.96% , 09/02/26 ................. USD 6 1,403,719
BNP Paribas SA ( ABB Ltd. ) , 15.32% , 08/14/26 CHF 19 1,919,902
BNP Paribas SA ( AMETEK, Inc. ) ,
19.48% , 08/12/26 ................. USD 6 1,367,231
6,568,706
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Amphenol
Corp. ) , 34.71% , 08/21/26 ............ USD 4 $ 583,609
Morgan Stanley & Co. LLC ( Corning, Inc. ) ,
24.99% , 09/02/26 ................. 2 285,720
Royal Bank of Canada ( CDW Corp. ) ,
26.37% , 09/08/26 ................. 2 299,880
Societe Generale SA ( Amphenol Corp. ) ,
29.71% , 09/01/26 ................. 4 584,660
Societe Generale SA ( Corning, Inc. ) ,
41.97% , 08/18/26 ................. 2 302,299
2,056,168
Energy Equipment & Services — 0.8%
(b)(c)
Barclays Bank plc (Baker Hughes Co.)
26.24% , 08/04/26 ................. 58 3,498,637
20.98% , 09/15/26 ................. 58 3,505,396
JPMorgan Structured Products BV ( SLB Ltd. ) ,
26.67% , 09/09/26 ................. 18 898,529
Mizuho Markets Cayman LP ( SLB Ltd. ) ,
18.78% , 09/01/26 ................. 19 910,236
UBS AG ( Baker Hughes Co. ) , 21.50% , 08/12/26 61 3,620,418
12,433,216
Entertainment — 0.0%
Royal Bank of Canada ( Walt Disney Co. (The) ) ,
21.56% , 08/24/26
(b) (c)
............... 3 308,710
Financial Services — 0.5%
(b)(c)
Barclays Bank plc (Berkshire Hathaway, Inc.)
6.64% , 08/04/26 .................. 2 1,183,409
6.41% , 08/12/26 .................. 2 1,188,924
BNP Paribas SA (Visa, Inc.)
15.90% , 08/28/26 ................. 5 1,705,295
14.91% , 09/04/26 ................. 5 1,749,532
Nomura Holdings, Inc. (Mastercard, Inc.)
15.89% , 08/19/26 ................. 2 1,217,206
16.92% , 08/26/26 ................. 2 1,296,253
8,340,619
Food Products — 0.4%
(b)(c)
Barclays Bank plc ( Nestle SA ) , 10.75% , 08/14/26 CHF 30 2,983,917
Royal Bank of Canada ( Nestle SA ) ,
11.82% , 08/07/26 ................. 32 3,147,556
6,131,473
Ground Transportation — 0.1%
(b)(c)
Barclays Bank plc ( Union Pacific Corp. ) ,
16.77% , 09/21/26 ................. USD —
(n)
29,217
BMO Capital Markets Corp. (Uber Technologies,
Inc.)
24.50% , 09/09/26 ................. 6 435,118
20.71% , 09/15/26 ................. 6 440,016
BNP Paribas SA ( CSX Corp. ) , 24.34% , 09/03/26 1 45,364
Goldman Sachs International ( Knight-
Swift Transportation Holdings, Inc. ) ,
21.15% , 09/14/26 ................. 1 42,666
992,381
Health Care Equipment & Supplies — 0.0%
(b)(c)
BNP Paribas SA ( Baxter International, Inc. ) ,
27.80% , 08/13/26 ................. 15 324,386
Goldman Sachs International ( Becton Dickinson
& Co. ) , 17.78% , 09/03/26 ............ 1 96,681
Morgan Stanley & Co. LLC ( Medtronic plc ) ,
21.07% , 08/20/26 ................. 3 274,380
695,447

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.2%
(b)(c)
Barclays Bank plc ( UnitedHealth Group, Inc. ) ,
18.74% , 08/28/26 ................. USD 6 $ 2,367,367
BMO Capital Markets Corp. ( Cencora, Inc. ) ,
18.11% , 08/04/26 ................. 13 3,831,796
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 21.87% , 09/11/26 ....... 10 1,672,392
BNP Paribas SA ( Cencora, Inc. ) ,
20.76% , 09/16/26 ................. 13 4,125,255
BNP Paribas SA ( CVS Health Corp. ) ,
22.31% , 08/20/26 ................. 7 674,039
BNP Paribas SA ( McKesson Corp. ) ,
17.19% , 08/19/26 ................. 3 2,800,728
Canadian Imperial Bank of Commerce
( UnitedHealth Group, Inc. ) ,
16.10% , 09/08/26
(a)
................ 1 461,754
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
20.24% , 09/04/26 ................. 6 1,421,639
Citigroup, Inc. ( Cencora, Inc. ) , 20.08% , 08/21/26 13 3,984,102
Morgan Stanley & Co. LLC ( Cardinal Health,
Inc. ) , 18.94% , 08/21/26 .............. 6 1,440,920
Morgan Stanley & Co. LLC ( HCA Healthcare,
Inc. ) , 20.00% , 08/21/26 .............. 8 3,115,467
Nomura Holdings, Inc. ( HCA Healthcare, Inc. ) ,
25.90% , 08/28/26 ................. 8 3,172,687
Nomura Holdings, Inc. ( UnitedHealth Group,
Inc. ) , 16.24% , 09/15/26 .............. 6 2,423,028
Societe Generale SA ( McKesson Corp. ) ,
17.97% , 08/26/26 ................. 3 2,938,957
Societe Generale SA ( Universal Health Services,
Inc. ) , 26.54% , 08/21/26 .............. 11 1,758,032
36,188,163
Health Care REITs — 0.0%
Societe Generale SA ( Healthcare Realty Trust,
Inc. ) , 20.57% , 09/21/26
(b) (c)
........... 6 131,623
Hotel & Resort REITs — 0.0%
Societe Generale SA ( Host Hotels & Resorts,
Inc. ) , 22.12% , 09/17/26
(b) (c)
........... 2 54,186
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Domino's Pizza,
Inc. ) , 25.78% , 08/04/26 .............. 2 813,672
BMO Capital Markets Corp. ( Restaurant Brands
International, Inc. ) , 16.85% , 08/27/26 .... 3 229,462
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
17.05% , 09/16/26 ................. 1 490,585
1,533,719
Household Products — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Procter & Gamble
Co. (The) ) , 18.15% , 08/27/26 .......... 1 146,145
Citigroup, Inc. (Energizer Holdings, Inc.)
22.66% , 08/07/26 ................. EUR 9 1,519,382
26.98% , 08/14/26 ................. 9 1,535,883
3,201,410
Industrial Conglomerates — 0.4%
(b)(c)
BNP Paribas SA ( Siemens AG ) ,
16.06% , 08/14/26 ................. 9 2,900,942
UBS AG ( Siemens AG ) , 13.77% , 08/07/26 ... 9 2,974,425
5,875,367
Industrial REITs — 0.0%
(b)(c)
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
25.54% , 08/24/26 ................. USD 3 112,316
Societe Generale SA ( Rexford Industrial Realty,
Inc. ) , 19.72% , 09/21/26 .............. 4 151,150
263,466
Security
Par (000)
Par (000) Value
Insurance — 0.5%
(b)(c)
BMO Capital Markets Corp. ( Hartford Insurance
Group, Inc. (The) ) , 11.39% , 08/11/26 ..... USD 27 $ 3,592,450
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 21.29% , 08/06/26 .............. 3 136,208
JPMorgan Structured Products BV
( Hartford Insurance Group, Inc. (The) ) ,
11.01% , 08/21/26 ................. 27 3,795,879
Nomura Holdings, Inc. ( Arthur J Gallagher &
Co. ) , 18.37% , 09/03/26 .............. 1 125,279
Royal Bank of Canada ( Chubb Ltd. ) ,
22.56% , 09/10/26 ................. 1 243,265
Societe Generale SA ( Fidelity National Financial,
Inc. ) , 24.99% , 09/21/26 .............. 1 27,004
7,920,085
Interactive Media & Services — 2.1%
(b)(c)
Barclays Bank plc ( Meta Platforms, Inc. ) ,
20.78% , 08/18/26 ................. 6 3,517,338
BMO Capital Markets Corp. (Meta Platforms,
Inc.)
23.19% , 08/03/26 ................. 1 323,758
25.18% , 08/25/26 ................. 6 3,354,682
11.35% , 09/28/26 ................. 1 323,418
BNP Paribas SA ( Alphabet, Inc. ) ,
17.32% , 09/16/26 ................. 14 5,144,298
Morgan Stanley & Co. LLC (Alphabet, Inc.)
16.02% , 08/04/26 ................. 15 5,260,891
20.25% , 09/03/26 ................. 15 5,533,207
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.36% , 08/11/26 ................. 15 5,321,099
Societe Generale SA ( Alphabet, Inc. ) ,
18.28% , 08/19/26 ................. 15 5,223,919
34,002,610
IT Services — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce
( International Business Machines Corp. ) ,
28.35% , 08/19/26
(a)
................ 2 471,079
Citigroup, Inc. ( International Business Machines
Corp. ) , 29.54% , 08/11/26 ............ 2 478,067
JPMorgan Structured Products BV ( Accenture
plc ) , 24.99% , 08/21/26 .............. 2 266,717
Morgan Stanley & Co. LLC ( Accenture plc ) ,
21.71% , 09/01/26 ................. 2 274,618
1,490,481
Leisure Products — 0.0%
BNP Paribas SA ( Hasbro, Inc. ) ,
29.36% , 09/10/26
(b) (c)
............... 2 135,210
Life Sciences Tools & Services — 0.0%
Societe Generale SA ( Danaher Corp. ) ,
20.17% , 09/17/26
(b) (c)
............... 2 329,977
Machinery — 0.9%
(b)(c)
BMO Capital Markets Corp. ( PACCAR, Inc. ) ,
18.82% , 09/28/26 ................. 2 200,505
Canadian Imperial Bank of Commerce
( PACCAR, Inc. ) , 24.60% , 08/03/26
(a)
..... 2 185,372
Citigroup, Inc. ( Otis Worldwide Corp. ) ,
19.17% , 08/31/26 ................. 43 3,097,809
Morgan Stanley & Co. LLC ( Nordson Corp. ) ,
14.41% , 09/02/26 ................. 8 2,452,745
Nomura Holdings, Inc. ( Nordson Corp. ) ,
17.77% , 08/19/26 ................. 8 2,474,195
Royal Bank of Canada ( Caterpillar, Inc. ) ,
21.48% , 08/24/26 ................. —
(n)
82,929
Societe Generale SA ( Middleby Corp. (The) ) ,
43.40% , 09/03/26 ................. 1 66,563

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Societe Generale SA ( Nordson Corp. ) ,
17.62% , 08/26/26 ................. USD 8 $ 2,449,845
Societe Generale SA ( Otis Worldwide Corp. ) ,
20.31% , 08/19/26 ................. 43 3,084,606
14,094,569
Media — 0.1%
(b)(c)
Barclays Bank plc ( AppLovin Corp. ) ,
23.31% , 09/02/26 ................. 1 240,781
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 31.81% , 09/09/26 . 7 953,078
Societe Generale SA ( Charter Communications,
Inc. ) , 53.47% , 09/01/26 .............. 7 978,085
2,171,944
Metals & Mining — 0.3%
(b)(c)
Goldman Sachs International ( Barrick Mining
Corp. ) , 25.23% , 09/17/26 ............ 3 93,390
Mizuho Markets Cayman LP ( BHP Group Ltd. ) ,
36.82% , 09/11/26 ................. 33 2,785,653
Royal Bank of Canada ( BHP Group Ltd. ) ,
19.64% , 08/26/26 ................. 33 2,720,499
5,599,542
Multi-Utilities — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce ( DTE
Energy Co. ) , 11.85% , 09/21/26 ........ 2 301,631
UBS AG ( DTE Energy Co. ) , 10.38% , 08/07/26 EUR 46 1,406,518
1,708,149
Oil, Gas & Consumable Fuels — 1.0%
(b)(c)
Barclays Bank plc ( Chevron Corp. ) ,
22.93% , 08/27/26 ................. USD 3 505,649
BNP Paribas SA ( EQT Corp. ) , 27.14% , 08/06/26 3 167,048
BNP Paribas SA ( Shell plc ) , 20.86% , 09/01/26 33 2,941,427
BNP Paribas SA ( TotalEnergies SE ) ,
19.39% , 08/14/26 ................. EUR 22 1,984,717
Citigroup, Inc. ( ExxonMobil Holdings Corp. ) ,
23.10% , 08/21/26 ................. USD 9 1,294,153
Citigroup, Inc. ( Shell plc ) , 23.96% , 09/09/26 .. 33 2,989,670
Royal Bank of Canada ( TotalEnergies SE ) ,
19.42% , 08/07/26 ................. EUR 25 2,167,484
Societe Generale SA ( ExxonMobil Holdings
Corp. ) , 21.30% , 08/28/26 ............ USD 9 1,347,369
Societe Generale SA ( Marathon Petroleum
Corp. ) , 32.20% , 09/10/26 ............ —
(n)
95,359
UBS AG ( Suncor Energy, Inc. ) , 16.34% , 08/07/26 EUR 7 2,243,955
15,736,831
Pharmaceuticals — 1.0%
(b)(c)
BMO Capital Markets Corp. ( AstraZeneca plc ) ,
27.60% , 08/25/26 ................. USD 17 2,977,391
BNP Paribas SA ( AstraZeneca plc ) ,
22.71% , 09/02/26 ................. 17 2,923,042
BNP Paribas SA ( Johnson & Johnson ) ,
24.14% , 09/10/26 ................. 2 484,522
BNP Paribas SA ( Novartis AG ) ,
14.19% , 08/28/26 ................. 21 3,193,224
Canadian Imperial Bank of Commerce ( Merck &
Co., Inc. ) , 14.35% , 09/08/26
(a)
......... 4 506,658
Morgan Stanley & Co. LLC ( Novo Nordisk A/S ) ,
20.87% , 08/05/26 ................. 37 1,737,348
Nomura Holdings, Inc. ( Novartis AG ) ,
12.24% , 08/04/26 ................. 23 3,566,483
Royal Bank of Canada ( Novo Nordisk A/S ) ,
37.86% , 09/11/26 ................. 38 1,808,891
17,197,559
Security
Par (000)
Par (000) Value
Residential REITs — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Essex Property
Trust, Inc. ) , 8.37% , 09/09/26 .......... USD 11 $ 3,185,999
Citigroup, Inc. ( Essex Property Trust, Inc. ) ,
18.52% , 08/11/26 ................. 7 2,068,909
Royal Bank of Canada ( AvalonBay Communities,
Inc. ) , 8.30% , 09/08/26 .............. 1 130,967
5,385,875
Semiconductors & Semiconductor Equipment — 4.9%
(b)(c)
Barclays Bank plc ( Advanced Micro Devices,
Inc. ) , 35.51% , 09/22/26 .............. 4 1,695,130
Barclays Bank plc ( Analog Devices, Inc. ) ,
29.55% , 08/12/26 ................. 1 491,775
Barclays Bank plc ( ASML Holding NV ) ,
29.00% , 09/15/26 ................. 2 3,831,408
Barclays Bank plc ( Intel Corp. ) ,
48.42% , 08/18/26 ................. 13 1,186,095
Barclays Bank plc (KLA Corp.)
29.22% , 08/04/26 ................. —
(n)
727,385
36.14% , 09/16/26 ................. 3 588,315
Barclays Bank plc ( NVIDIA Corp. ) ,
20.38% , 08/28/26 ................. 34 6,780,233
Barclays Bank plc ( Texas Instruments, Inc. ) ,
37.71% , 08/12/26 ................. 2 677,729
BMO Capital Markets Corp. ( ASML Holding NV ) ,
29.76% , 09/09/26 ................. 2 4,004,079
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
29.62% , 08/04/26 ................. 10 3,729,393
BMO Capital Markets Corp. ( Intel Corp. ) ,
36.17% , 09/28/26 ................. 2 200,486
BMO Capital Markets Corp. ( KLA Corp. ) ,
58.68% , 09/04/26 ................. 3 642,677
BMO Capital Markets Corp. ( QUALCOMM, Inc. ) ,
31.14% , 09/22/26 ................. 3 397,295
BNP Paribas SA ( Broadcom, Inc. ) ,
24.66% , 08/28/26 ................. 9 3,720,997
BNP Paribas SA ( Intel Corp. ) , 54.08% , 08/25/26 13 1,195,705
BNP Paribas SA ( Micron Technology, Inc. ) ,
46.03% , 09/01/26 ................. 2 1,759,516
Canadian Imperial Bank of Commerce
( Broadcom, Inc. ) , 22.15% , 09/15/26
(a)
.... 10 3,720,738
Citigroup, Inc. ( Texas Instruments, Inc. ) ,
37.89% , 09/09/26 ................. 2 703,949
JPMorgan Structured Products BV ( Advanced
Micro Devices, Inc. ) , 44.12% , 09/11/26 ... 4 1,810,488
Morgan Stanley & Co. LLC ( Applied Materials,
Inc. ) , 51.65% , 08/14/26 .............. 2 1,117,452
Morgan Stanley & Co. LLC ( ASML Holding NV ) ,
27.34% , 09/01/26 ................. 2 3,906,980
Morgan Stanley & Co. LLC ( Intel Corp. ) ,
22.20% , 08/03/26 ................. 2 173,364
Morgan Stanley & Co. LLC ( Micron Technology,
Inc. ) , 47.55% , 09/09/26 .............. 2 1,520,288
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
22.60% , 09/04/26 ................. 33 6,646,055
Morgan Stanley & Co. LLC ( QUALCOMM, Inc. ) ,
38.01% , 09/11/26 ................. 3 388,476
Morgan Stanley & Co. LLC ( Texas Instruments,
Inc. ) , 24.78% , 08/27/26 .............. 2 420,678
Nomura Holdings, Inc. ( Analog Devices, Inc. ) ,
34.76% , 09/11/26 ................. 1 513,100
Royal Bank of Canada ( ASML Holding NV ) ,
23.21% , 08/04/26 ................. 2 3,714,822
Royal Bank of Canada (NVIDIA Corp.)
19.66% , 08/13/26 ................. —
(n)
60,560
25.65% , 09/11/26 ................. 35 6,984,091

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada ( Taiwan Semiconductor
Manufacturing Co. Ltd. ) , 18.78% , 09/08/26 USD —
(n)
$ 89,605
Societe Generale SA ( ASML Holding NV ) ,
31.29% , 08/25/26 ................. 2 3,880,756
Societe Generale SA ( Broadcom, Inc. ) ,
31.05% , 08/21/26 ................. 9 3,495,896
Societe Generale SA (Lam Research Corp.)
51.66% , 08/25/26 ................. 3 896,033
49.33% , 09/01/26 ................. 3 893,608
Societe Generale SA ( NVIDIA Corp. ) ,
21.97% , 08/05/26 ................. 32 6,505,297
UBS AG ( Applied Materials, Inc. ) ,
51.30% , 08/28/26 ................. 2 1,049,291
80,119,745
Software — 2.3%
(b)(c)
Barclays Bank plc ( Intuit, Inc. ) , 24.54% , 08/18/26 1 291,921
Barclays Bank plc ( Roper Technologies, Inc. ) ,
10.74% , 08/14/26 ................. CHF 8 3,216,992
Barclays Bank plc ( Salesforce, Inc. ) ,
21.56% , 08/18/26 ................. USD 2 410,296
BMO Capital Markets Corp. ( Adobe, Inc. ) ,
18.95% , 09/09/26 ................. 1 261,179
BMO Capital Markets Corp. (Crowdstrike
Holdings, Inc.)
24.99% , 09/09/26 ................. 2 358,391
23.61% , 09/15/26 ................. 2 343,871
BMO Capital Markets Corp. (Microsoft Corp.)
20.39% , 08/11/26 ................. 10 4,249,975
27.60% , 08/25/26 ................. 10 4,225,603
19.11% , 09/22/26 ................. 10 4,309,569
BMO Capital Markets Corp. ( Oracle Corp. ) ,
29.59% , 08/26/26 ................. 4 475,406
BMO Capital Markets Corp. ( Palantir
Technologies, Inc. ) , 29.98% , 08/25/26 .... 7 814,764
BMO Capital Markets Corp. ( SAP SE ) ,
24.36% , 09/15/26 ................. 12 2,252,525
BMO Capital Markets Corp. ( Workday, Inc. ) ,
31.87% , 08/27/26 ................. 1 119,167
BNP Paribas SA ( Adobe, Inc. ) , 24.99% , 08/26/26 1 261,201
Citigroup, Inc. ( Microsoft Corp. ) ,
21.18% , 09/14/26 ................. 3 1,320,774
Citigroup, Inc. ( Palo Alto Networks, Inc. ) ,
26.92% , 08/11/26 ................. 1 449,449
Citigroup, Inc. ( Salesforce, Inc. ) ,
30.32% , 09/04/26 ................. 3 454,816
JPMorgan Structured Products BV ( Oracle
Corp. ) , 33.15% , 08/19/26 ............ 4 473,807
JPMorgan Structured Products BV (ServiceNow,
Inc.)
24.99% , 08/11/26 ................. 2 242,344
24.24% , 09/04/26 ................. 2 266,850
Mizuho Markets Cayman LP ( Synopsys, Inc. ) ,
24.99% , 08/05/26 ................. 1 214,126
Morgan Stanley & Co. LLC ( Microsoft Corp. ) ,
25.15% , 09/01/26 ................. 10 4,501,436
Nomura Holdings, Inc. (Intuit, Inc.)
24.99% , 08/11/26 ................. 1 299,863
16.44% , 08/25/26 ................. 1 312,866
Nomura Holdings, Inc. ( Synopsys, Inc. ) ,
23.51% , 08/12/26 ................. 1 212,095
Royal Bank of Canada ( Roper Technologies,
Inc. ) , 10.68% , 08/07/26 .............. CHF 9 3,487,141
Societe Generale SA ( Palantir Technologies,
Inc. ) , 32.72% , 09/01/26 .............. USD 7 831,087
Security
Par (000)
Par (000) Value
Software (continued)
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
33.22% , 08/19/26 ................. USD 1 $ 456,174
UBS AG ( SAP SE ) , 26.72% , 09/01/26 ...... 12 2,105,655
37,219,343
Specialty Retail — 1.1%
(b)(c)
Barclays Bank plc (Home Depot, Inc. (The))
14.94% , 08/18/26 ................. 13 4,445,431
31.67% , 09/03/26 ................. 1 299,132
BMO Capital Markets Corp. ( AutoZone, Inc. ) ,
23.43% , 09/02/26 ................. 1 1,754,555
BNP Paribas SA ( O'Reilly Automotive, Inc. ) ,
12.38% , 08/25/26 ................. 34 3,055,968
JPMorgan Structured Products BV ( Home Depot,
Inc. (The) ) , 12.52% , 08/25/26 ......... 9 3,088,167
Morgan Stanley & Co. LLC ( AutoZone, Inc. ) ,
21.22% , 08/12/26 ................. 1 1,694,880
UBS AG ( O'Reilly Automotive, Inc. ) ,
15.20% , 08/18/26 ................. 34 3,066,799
17,404,932
Technology Hardware, Storage & Peripherals — 2.0%
(b)(c)
Barclays Bank plc ( Western Digital Corp. ) ,
52.21% , 08/18/26 ................. 1 453,260
BMO Capital Markets Corp. (Hewlett Packard
Enterprise Co.)
25.64% , 08/03/26 ................. 6 283,149
41.21% , 09/28/26 ................. 4 197,988
Canadian Imperial Bank of Commerce ( Seagate
Technology Holdings plc ) , 43.00% , 09/16/26
(a)
3 2,731,055
Citigroup, Inc. ( Apple, Inc. ) , 12.36% , 09/02/26 18 5,495,070
JPMorgan Structured Products BV ( Western
Digital Corp. ) , 51.18% , 08/31/26 ........ —
(n)
55,026
Morgan Stanley & Co. LLC ( Apple, Inc. ) ,
13.68% , 08/26/26 ................. 18 5,342,584
Royal Bank of Canada (Apple, Inc.)
15.12% , 08/12/26 ................. 18 5,440,345
12.69% , 09/17/26 ................. 1 438,662
Societe Generale SA (Apple, Inc.)
14.26% , 08/19/26 ................. 18 5,420,735
17.53% , 09/24/26 ................. 2 690,144
Societe Generale SA ( Seagate Technology
Holdings plc ) , 48.63% , 08/04/26 ........ 3 2,687,963
Societe Generale SA ( Western Digital Corp. ) ,
46.64% , 08/25/26 ................. 1 412,126
UBS AG ( Seagate Technology Holdings plc ) ,
54.62% , 09/01/26 ................. 4 3,091,466
32,739,573
Tobacco — 0.0%
Barclays Bank plc ( British American Tobacco
plc ) , 18.40% , 08/17/26
(b) (c)
............ GBP 8 509,704
Trading Companies & Distributors — 0.4%
(b)(c)
Mizuho Markets Cayman LP ( WESCO
International, Inc. ) , 27.37% , 08/13/26 .... USD 1 434,091
Morgan Stanley & Co. LLC ( Fastenal Co. ) ,
18.16% , 08/26/26 ................. 59 2,849,624
Societe Generale SA ( Fastenal Co. ) ,
21.88% , 08/19/26 ................. 59 2,822,182
6,105,897
Total Equity-Linked Notes — 31 .4%
(Cost: $ 513,011,606 ) .............................. 514,352,838

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 637 $ 600,047
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 .................. 664 630,834
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 1,253,508 ) ............................... 1,230,881
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.60%
,
06/24/30 ............ 244 244,294
Atlas CC Acquisition Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43% 05/25/29 ............. 639 37,153
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.25%), 5.18% 05/25/29 ............. 87 5,039
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
10/31/30 ............ 249 249,553
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 .. 203 203,302
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
10/31/31 ............ 293 293,532
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
10/31/31 ............ 112 112,193
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
02/26/32 .................. 104 103,427
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 .................. 229 207,885
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
12/01/32 ............ 152 152,946
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/06/28 ....... 56 56,124
Signia Aerospace LLC, 1st Lien Term Loan ,
12/11/31
(o)
...................... 115 114,915
Signia Aerospace LLC, Delayed Draw 1st Lien
Term Loan , 12/11/31
(o)
.............. 4 4,012
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
02/28/31 .................. 607 607,295
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
01/19/32 .................. 227 227,398
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
02/14/33 .................. 214 214,666
2,833,734
Air Freight & Logistics — 0.0%
Clue Opco LLC, 1st Lien Term Loan B ,
12/19/30
(a) (o)
..................... 50 48,022
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
01/03/33 ............ USD 229 $ 229,615
Champions Financing, Inc., 1st Lien Term Loan ,
02/06/29
(o)
...................... 175 169,881
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23% , 05/06/30 .......... 370 370,858
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23% , 01/28/32 .......... 555 555,904
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.57%
,
01/30/32 ....... 133 132,852
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
06/04/31 .................. 202 202,144
Gates Global LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
11/16/29 ............. 79 79,145
RealTruck Group, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.65%
,
01/31/31 ............ 49 28,877
RealTruck Group, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.90%
,
01/31/31 ............ 110 65,378
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
11/17/28 ............. 438 437,658
2,272,312
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
01/22/31 ....... 136 135,716
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
07/02/31 ............ 347 340,788
476,504
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.08% , 01/24/29 .......... 35 23,180
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.23% , 01/24/29 .......... 125 126,751
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.83% , 01/24/30 .......... 83 30,768
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
07/09/32 .................. 114 113,865
294,564
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
04/27/33 ............ 198 197,729
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.23%
,
12/12/31 ....... 304 304,232
501,961

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(a)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............ USD 351 $ 352,113
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.48%
,
03/15/30 ............ 205 204,715
556,828
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
05/14/29 .................. 25 24,990
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
09/08/32 .................. 449 448,939
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.98%
,
07/08/30 ............ 73 62,820
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
10/27/32 .................. 238 228,275
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% - 5.93%
,
02/02/33
(g)
...... 57 56,923
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
08/05/31 .................. 491 443,884
1,265,831
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 .................. 145 145,060
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 3.00%), 6.73% - 6.83%
,
02/18/31 ..... 259 254,728
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73%
,
08/09/30 ............ 127 127,544
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
11/25/32 ............. 155 151,231
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
12/20/29 .................. 281 280,663
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
11/25/31 ............. 188 183,969
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
10/29/32 ............ 249 248,371
Citadel Securities LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
06/10/33 .................. 454 453,847
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.35%
,
09/01/28 ............ 49 44,089
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
09/15/31 ....... 455 448,659
Security
Par (000)
Par (000) Value
Capital Markets (continued)
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
09/05/31 ....... USD 117 $ 116,596
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
03/18/30 ............ 488 487,265
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............ 580 577,461
Jump Financial LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
02/26/32
(g)
........... 20 19,948
Jupiter Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
06/30/33 ............ 91 91,455
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.23%
,
11/17/31 ... 80 77,890
Osaic Holdings, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.17% - 6.23%
,
07/30/32 ....... 248 246,692
3,955,468
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
11/24/27 ....... 84 78,214
BASF Coatings, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
7.24%
,
04/06/33 .................. 219 219,861
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
10/15/32 ............ 270 268,729
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.43%
,
11/01/30 .................. 165 165,399
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.48%
,
10/04/29 ............ 556 552,856
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
06/12/31 ....... 174 173,453
Element Solutions, Inc., 1st Lien Term Loan
B3 , (1-mo. CME Term SOFR at 0.00%
Floor/0.75% Cap + 1.75%), 5.48%
,
12/18/30 161 161,577
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
03/29/32 .................. 194 193,142
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
02/15/30 .................. 276 276,556
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
07/03/28 ............ 306 291,071
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
11/26/31
(g)
........... 192 191,723
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.98%
,
11/03/32 ....... 520 519,944
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.60%
,
04/08/31
(g)
168 109,250

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
10/09/31 ............ USD 93 $ 92,842
SCIH Salt Holdings, Inc., 1st Lien Term
Loan , (SOFR12 at 0.00% Floor + 2.75%),
6.72%
,
07/30/31 .................. 773 768,169
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.57%
,
10/29/32 ....... 321 321,195
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............ 201 200,582
Stonepeak Motion Finco LLC, 1st Lien Term
Loan B , 06/24/33
(o)
................. 72 72,015
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
08/19/32 ............ 397 396,485
5,053,063
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
10/24/30 ....... 146 144,089
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98%
,
08/20/32 ............ 609 610,101
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (12-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.41% - 7.16%
,
11/17/31 ...... 118 118,253
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.26% - 5.48%
,
06/24/30 ....... 236 236,218
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
05/30/33 ............ 92 91,435
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
04/01/32 ....... 155 152,194
Citrin Cooperman Advisors LLC, Delayed Draw
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.73%
,
04/01/32
(g)
33 32,012
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.23%
,
10/11/32 .................. 175 175,449
EnergySolutions LLC, 1st Lien Term Loan B ,
07/25/33
(o)
...................... 101 101,126
Garda World Security Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.51%
,
02/01/29 ............ 170 169,318
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
06/02/31 ....... 278 261,473
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , 11/03/31
(o)
.......... 210 208,425
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
10/17/30
(g)
...... 107 106,532
Medical Solutions Holdings, Inc., 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.42% , 11/01/30 ........... 75 8,632
(3-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.17% , 11/01/30 ........... 68 45,843
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
(3-mo. CME Term SOFR at 2.00% Floor +
7.00%), 10.80% , 11/03/31 .......... USD 64 $ 8,688
MX Holdings US, Inc., Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
03/17/32
(g)
...... 80 80,300
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/11/32 .................. 324 322,541
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 .. 46 45,626
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 .. 207 204,572
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.99%
,
01/15/31 ............ 96 95,401
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
11/30/28 ............. 240 240,244
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
02/15/29 .. 66 54,724
3,513,196
Communications Equipment — 0.0%
QTS Thunder Managing Issuer LLC, 1st Lien
Term Loan B , 07/22/33
(a) (o)
............ 277 272,845
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
04/25/33 ............ 496 493,817
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ....... 281 223,296
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.75%
,
11/03/31 ............. 187 186,878
DG Investment Intermediate Holdings 2, Inc., 1st
Lien Term Loan , (SOFR1M at 0.00% Floor +
3.00%), 6.73%
,
07/09/32 ............ 107 106,649
Dycom Industries, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............ 178 178,055
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 5.73%
,
12/16/31 ............ 323 321,927
1,510,622
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
01/31/31 .................. 242 241,760
Knife River Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/08/32 .................. 27 26,877
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 .................. 179 178,910
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.73%
,
03/08/29 .................. 45 40,696

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
03/19/29 ............ USD 310 $ 310,023
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/10/32 ............ 175 175,309
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/28 ............ 60 59,798
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
10/19/29 .. 839 837,003
1,870,376
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan
, 12/11/30
(o)
...................... 50 49,328
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23% , 12/29/32 .......... 536 529,683
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 .................. 350 350,983
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
10/03/31 .................. 120 120,937
1,050,931
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.17%
,
11/29/30 ....... 334 333,959
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.91% , 04/13/29 .......... 220 214,610
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 04/01/32 .......... 213 203,225
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.37%
,
01/31/33 .................. 503 500,140
Graham Packaging Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
01/26/33 ....... 245 245,338
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.15%
,
04/15/30 .. 582 577,524
Multi-Color Corp., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.38%), 8.52%
( 6.02 % Cash or 2.50 % PIK), 05/11/33
(l)
... 219 182,942
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.48%
,
02/01/29 .................. 188 188,212
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67% - 7.82%
,
03/07/33 . 242 236,225
Reynolds Consumer Products LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
03/04/32 ....... 63 62,709
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.23%
,
09/15/32 .. 163 163,095
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.48%
,
09/15/28 ............ USD 157 $ 147,426
3,055,405
Diversified Consumer Services — 0.0%
(a)
Rosen International SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/26/31 ............ 299 298,403
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
01/30/31 .................. 248 248,251
546,654
Diversified Telecommunication Services — 0.2%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B6 , 10/15/29
(o)
.................... 60 59,240
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , 02/02/32
(o)
.................... 146 142,533
Level 3 Financing, Inc., 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
03/29/32 ............ 1,099 1,102,088
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.35% 09/25/29 ................... 304 269,473
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.34%
,
02/16/32 .. 115 112,860
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ....... 83 74,522
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.85% 03/11/30 ............. 1,006 1,007,064
2,767,780
Electric Utilities — 0.1%
(a)
Alpha Generation LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
09/30/31 ............ 170 168,722
NRG Energy, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.49% , 04/16/31 .......... 404 403,424
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48% , 04/28/33 .......... 39 38,817
Pathfinder Power LLC, 1st Lien Term Loan B ,
06/22/33
(o)
...................... 180 179,550
790,513
Electrical Equipment — 0.0%
(a)(o)
Dwyer Instruments LLC, 1st Lien Term Loan B ,
07/25/33 ....................... 198 198,250
Dwyer Instruments LLC, Delayed Draw 1st Lien
Term Loan , 07/18/33 ............... 14 13,517
211,767
Electronic Equipment, Instruments & Components — 0.1%
(a)
Belden, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
07/01/33
(g)
................. 159 159,596
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
06/20/31
(g)
................. 245 245,148
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
07/02/29 .................. 225 224,821

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
10/28/32 .................. USD 129 $ 129,160
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
10/27/32 .................. 240 239,779
998,504
Energy Equipment & Services — 0.0%
(a)(g)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.50%
,
02/26/32 .................. 220 219,561
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
10/01/32 ............ 91 90,659
310,220
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
07/22/30 ............ 156 154,928
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
10/01/31 ............ 289 288,702
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/30/31 ............ 404 404,164
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
03/24/32 ............ 408 409,049
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
10/21/32 ....... 243 242,477
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
11/13/29 ............. 249 204,282
Oak-Eagle AcquireCo, Inc., 1st Lien Term Loan
B1 , 03/23/33
(o)
.................... 500 502,565
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B7 , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
11/21/31 ....... 486 484,461
2,690,628
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
12/21/28 ....... 249 249,468
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.63%
,
05/21/31 ............ 285 286,157
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/27/32 ............ 266 252,070
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
05/16/33 .................. 395 395,393
Avolon TLB Borrower 1 US LLC, 1st Lien Term
Loan B6 , 06/22/30
(o)
................ 40 40,025
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.73%
,
05/19/31 .................. 407 405,809
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
09/13/32 ....... 252 252,683
Security
Par (000)
Par (000) Value
Financial Services (continued)
ITT Holdings LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.98%),
5.71%
,
10/11/30 .................. USD 140 $ 139,840
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.57%
,
06/06/31 .................. 89 71,175
Nexus Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23% , 07/31/31 .......... 30 28,990
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.73% , 07/31/31 .......... 125 121,794
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26%
,
10/08/32 .................. 167 167,046
Sotera Health Holdings LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
05/30/31 ............ 261 261,418
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
10/16/31 ............ 118 117,723
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
04/03/28 .................. 59 59,001
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/05/32 .................. 138 138,027
2,986,619
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
10/28/32 .................. 405 406,338
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ....... 270 268,614
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
09/30/32 ............ 130 129,076
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.23%
,
03/29/30 ............ 21 20,988
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
02/11/33 ............. 166 166,359
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.74%
,
12/31/29 .................. 30 5,375
996,750
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
12/05/30 ............ 107 106,715
EPZ T1 Financeco LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.06%
,
07/14/33 ............ 49 48,939
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
04/01/32 ....... 134 134,465
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33 ............. 84 84,157

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
04/11/33 ....... USD 133 $ 133,810
508,086
Ground Transportation — 0.1%
(a)
Carrix, Inc., 1st Lien Term Loan B , 07/18/33
(o)
. 262 261,784
Carrix, Inc., Delayed Draw 1st Lien Term Loan ,
07/18/33
(o)
...................... 77 76,496
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
04/10/31 ............ 489 487,803
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 .................. 78 42,852
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 .................. 16 8,501
Pods LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.18%
,
05/14/31 .................. 99 95,638
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
3.00%), 6.64%
,
08/20/29 ............ 42 16,608
989,682
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.39% - 7.51%
,
01/15/31 ....... 402 403,054
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
04/07/33 .................. 870 855,262
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
08/20/32 .................. 102 100,540
1,358,856
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
09/20/32 ............ 45 45,209
Charlotte Buyer, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.15%
,
06/30/31 .................. 80 80,059
CHG Healthcare Services, Inc., 1st Lien Term
Loan , 09/29/31
(o)
.................. 171 170,345
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.07%
,
11/08/32 ............. 201 201,054
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
07/28/31 ....... 242 241,475
DaVita, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
05/09/31 .................. 79 78,702
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
02/07/33 ............ 163 163,613
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.58%
,
11/30/28
(d) (e)
.......... 6 961
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.50%
,
05/19/31 ............ 465 442,738
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
McKesson Medical-Surgical Top Holdings,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
06/09/32 .................. USD 94 $ 94,000
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.50%),
5.23%
,
05/30/33 .................. 614 611,103
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/22/32 ............ 201 201,471
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
11/19/31 ....... 177 176,126
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/19/30 ....... 185 184,356
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.82%
,
06/30/28 ............ 109 108,944
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
08/01/31 .................. 56 56,106
2,856,262
Health Care Technology — 0.1%
(a)
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
05/01/31 .................. 272 255,080
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.83%
,
10/01/27 ............ 108 106,467
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.57%
,
11/03/31 ....... 100 99,704
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.08%
,
06/02/28 .................. 215 191,244
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/22/29
(g)
........... 160 159,192
811,687
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.28% , 03/11/30 ........... 39 38,254
(1-mo. CME Term SOFR at 1.00% Floor +
7.50%), 11.28% , 03/11/30 .......... 37 35,863
Allwyn Entertainment Financing (Us) LLC, 1st
Lien Term Loan B , 06/02/31
(o)
......... 40 39,275
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
05/31/30 ............ 252 252,184
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
02/06/30 ............ 465 448,045
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
02/06/31 ............ 237 225,102
Churchill Downs, Inc., Facility 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
03/17/28
(g)
........... 39 39,377

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/02/31 ............ USD 107 $ 107,461
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
03/04/32 ............ 225 224,416
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
10/31/29 ....... 110 110,069
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
07/30/32 ....... 84 84,345
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.98%
,
01/29/29 ............ 253 252,709
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48% , 12/02/30 .......... 327 323,670
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73% , 06/04/32 .......... 154 152,857
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.83%
,
03/10/31 .................. 22 20,396
Four Seasons Hotels Ltd., 1st Lien Term Loan B ,
07/08/33
(o)
...................... 61 61,013
Gaia Purchaser, Inc., 1st Lien Term Loan B ,
06/23/33
(o)
...................... 293 292,267
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
11/01/29 ....... 204 201,766
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
05/27/32 ....... 241 241,281
Hilton Grand Vacations Borrower LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
07/18/33 ....... 30 29,694
IRB Holding Corp., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.16%
,
12/16/30 ............ 177 177,750
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
04/16/29 ....... 251 250,662
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.98%
,
08/01/30 ............ 74 70,355
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
05/30/33 ............ 83 82,560
Pioneer OpCo, LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.00%
,
05/16/33 ............ 177 177,949
Scientific Games Holdings LP, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%; 3-mo. CME Term SOFR at 0.50%
Floor + 3.00% at 0.50% Floor + 3.00%),
6.75%
,
04/04/29 .................. 177 172,045
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.73%
,
12/04/31 .. 122 120,645
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
05/01/31 ....... 97 95,928
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/14/31 ............ USD 232 $ 232,505
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
12/30/32 .................. 191 189,332
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
07/01/32 ............ 124 123,751
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.23%
,
08/03/28 .................. 193 192,732
5,066,258
Household Durables — 0.0%
(a)
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
10/24/31 ....... 43 43,022
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.14%
,
12/19/29 ............ 42 41,248
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.14%
,
12/19/29 ....... 56 54,997
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.48%
,
10/01/32 ....... 171 168,894
308,161
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
12/30/32
(a)
. 213 212,504
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 2.00%), 5.67%
,
12/15/27 ....... 225 225,119
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48% , 12/15/31 .......... 80 79,449
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82% , 11/25/32 ........... 353 348,809
653,377
Industrial Conglomerates — 0.2%
(a)
ACI Rover Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/09/33 ............ 137 136,623
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
09/13/32 ............ 161 161,662
Chromalloy Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.48%
,
03/27/31 .................. 12 12,033
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............ 487 487,263
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98%
,
03/04/33 ............ 48 48,074
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan B , 12/02/31
(o)
......... 272 272,129
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
10/01/32 ............ 217 218,126

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............ USD 251 $ 251,103
Resilience Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
02/28/33 ............ 500 498,960
Sword Purchaser LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.73%
,
04/11/33 ............. 770 740,440
Tulip Holdco De LLC, 1st Lien Term Loan B ,
07/21/33
(o)
...................... 45 44,860
2,871,273
Insurance — 0.2%
(a)
Acrisure LLC, 1st Lien Term Loan B6 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
11/06/30 .................. 40 36,540
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
09/19/31 ....... 500 498,281
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.73%
,
01/30/32 .................. 363 359,244
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/29/31 ....... 166 165,335
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
05/06/31 ............ 360 353,502
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.98%
,
06/20/30 ............ 452 452,209
Hyperion Refinance SARL, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.48% , 04/18/30 .......... 45 43,191
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.48% , 02/17/31 .......... 332 318,594
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.82%
,
02/02/33 . 374 365,067
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
07/02/31 ............ 114 111,626
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
09/15/31 ............ 161 160,886
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , 05/06/32
(o)
.................. 150 143,876
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
09/27/30 .................. 254 253,412
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
11/21/29 .................. 203 202,736
3,464,499
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.17%
,
08/21/28 .................. 29 28,942
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
09/19/30 .................. 285 278,273
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
09/19/30 .................. USD 637 $ 621,191
Asurion LLC, 1st Lien Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.57%
,
02/23/33 .................. 180 168,749
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
07/06/29 .................. 289 183,700
CoreWeave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , 11/17/31
(o)
..... 82 81,736
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.48%
,
05/30/31 ............ 331 315,314
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 .................. 119 119,457
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/09/29 ....... 153 150,594
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.48%
,
10/07/32 ....... 353 278,125
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.73%
,
01/31/31 .................. 158 157,694
Mitchell International, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
06/17/31 ............ 50 48,500
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.98%
,
06/07/32 ............ 74 67,616
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
07/01/31 .................. 78 71,864
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
02/03/33
(o)
...................... 126 125,170
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
07/16/31 ....... 132 128,557
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.23%
,
07/31/31 . 400 397,407
Shift4 Payments LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
07/06/32 ............ 177 176,939
3,399,828
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
06/23/33
(a)
........... 80 79,700
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 62 62,091
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 16 15,584
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
09/27/30 .................. 375 375,938
453,613

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.2%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
07/05/33 ............ USD 460 $ 460,000
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.23%
,
02/03/33 ............ 245 245,286
CompoSecure Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/14/33 ....... 525 522,827
Engineered Machinery Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.49%
,
11/26/32 ....... 18 18,042
ESCO Technologies, Inc., 1st Lien Term Loan B ,
06/01/33
(g) (o)
..................... 71 70,823
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
10/23/28 ............ 272 272,508
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.40%
,
06/12/31 ....... 200 201,057
Indicor LLC, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
11/22/29 .................. 188 187,605
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
02/10/33 ............ 487 481,384
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
05/06/32 .................. 190 189,732
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.85%
,
10/04/28 .................. 132 133,505
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
06/01/33 .. 77 77,337
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.70%
,
04/30/30 ............ 604 606,168
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
01/27/31 ............ 379 378,550
3,844,824
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.62%
,
05/30/31 ............ 365 371,050
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.85%
,
08/23/28 ....... 66 65,549
CMG Media Corp., Facility 1st Lien Term Loan ,
06/18/29
(o)
...................... 92 84,689
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 .................. 271 169,960
DirecTV Financing LLC, 1st Lien Term Loan B ,
02/17/31
(o)
...................... 356 357,417
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
06/03/33 ....... 222 221,794
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73%
,
08/30/30 ............ 84 84,351
Security
Par (000)
Par (000) Value
Media (continued)
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(o)
...................... USD 71 $ 71,185
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.23%
,
10/17/31 .................. 225 210,601
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
03/18/33 ............ 94 93,952
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.49%
,
09/24/32 ............ 180 179,924
1,910,472
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.16%
,
03/03/32
(a)
...... 367 367,263
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.75%
,
09/29/32 ............ 143 143,205
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
11/22/32 ............. 138 138,371
Crescent Midstream Operating LLC, 1st Lien
Term Loan , (SOFR12 at 0.00% Floor +
3.75%), 7.24%
,
02/18/33 ............ 54 54,169
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.98%
,
02/11/33 ....... 362 363,126
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
02/11/30 .................. 198 198,239
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/22/32 ............ 66 66,017
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
04/07/32 .................. 78 78,828
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.98%
,
03/18/30 ....... 135 134,636
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 .. 210 208,004
1,384,595
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
04/20/28 ............ 247 246,622
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.57%
,
03/21/31 .................. 244 243,324
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 .......... 169 166,874
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67% , 05/30/33 .......... 139 137,899
AS Mileage Plan IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
05/12/33 ............ 100 99,501

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
08/27/29 ............ USD 309 $ 267,638
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
04/09/32 ............ 40 39,900
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
02/24/31 ............ 319 317,661
1,519,419
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
08/02/32 ....... 437 437,760
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
10/29/32 ............ 119 118,519
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.39% - 7.48%
,
04/23/31 ....... 248 247,771
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.19%
,
04/14/33 .. 158 157,868
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
05/05/28 ............ 247 247,823
OPAL US LLC, Facility 1st Lien Term Loan B6 ,
04/28/32
(o)
...................... 130 130,186
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
04/20/29 ............ 104 103,423
1,443,350
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan B ,
07/25/31
(o)
...................... 368 352,491
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B6 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.48%
,
11/05/32 . 164 163,485
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.23%
,
06/22/29 .................. 167 167,452
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. 113 103,819
Trans Union LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
06/24/31 .................. 382 380,468
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98%
,
11/26/31 ............. 317 311,030
Zelis Payments Buyer, Inc., 1st Lien Term Loan
B2 , 09/28/29
(o)
.................... 110 107,857
1,586,602
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.98%
,
06/13/33
(a)
. 74 73,784
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
07/06/29 .................. USD 81 $ 81,312
Qnity Electronics, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
11/01/32 ............. 407 406,617
487,929
Software — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/24/31 ............ 322 316,652
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
03/26/32 .................. 291 273,604
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.32%
,
08/15/29 ............ 120 79,631
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
07/30/31 ............ 418 380,124
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.64% - 5.73%
,
01/23/32 . 87 85,789
Cloud Software Group LLC, 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 03/21/31 .......... 310 280,302
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 08/16/32 .......... 306 273,659
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.49%
,
10/09/28 .................. 92 80,746
CoreWeave Financing DDTL V LLC Delayed
Draw Loan First Lien , 09/30/31
(o)
....... 482 482,603
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.99%
,
10/09/31 ............ 114 104,495
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.82%
,
02/04/33 .................. 310 288,188
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
06/26/31 ............ 86 81,826
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
10/09/29 ............ 235 226,747
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
09/12/29 .................. 289 285,791
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
01/30/32 ....... 255 245,606
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.07%
,
03/22/32 .................. 418 312,946
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.98%
,
12/31/31 .................. 69 61,959
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
02/04/33 ............ 216 215,546

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43%
,
11/15/32
(g)
........... USD 86 $ 84,069
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.73%
,
08/31/28 .................. 297 291,867
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/28/30 ............ 81 68,258
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.99%
,
04/24/28 .................. 239 228,329
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
05/09/31 ............ 204 204,120
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.07%
,
02/10/31 .................. 366 350,603
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.07%
,
04/14/31 .................. 262 250,983
5,554,443
Specialty Retail — 0.1%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............ 603 601,763
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
01/16/32 ............ 348 346,891
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ....... 229 227,788
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 .. 282 281,328
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
09/29/32 ............ 88 87,758
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.48%
,
12/06/32
(g)
. 60 59,899
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/16/32 ....... 178 178,944
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.23%
,
12/16/32 .. 4 4,196
1,788,567
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.75%
,
09/15/32
(a)
................. 306 293,291
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
02/19/32
(a)
........... 16 15,949
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
02/10/31 .................. USD 160 $ 160,087
Core & Main LP, 1st Lien Term Loan F , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
07/01/33 .................. 194 194,081
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
06/17/31 .................. 181 157,101
Herc Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
06/02/32 ............ 71 70,607
Hobbs & Associates LLC, 1st Lien Term Loan ,
07/23/31
(o)
...................... 130 129,675
QXO Building Products, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73% , 04/30/32 .......... 111 111,285
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73% , 07/01/33 .......... 627 625,784
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.73%
,
06/29/29 ............ 149 74,428
1,523,048
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
09/23/31 .................. 321 321,722
GB AIT Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
04/29/33 .................. 206 205,625
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.08%
,
12/15/26
(g)
................ 102 101,151
Rand Parent LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% , 03/18/30 .......... 173 173,207
, 03/18/30
(o)
..................... 129 129,143
930,848
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
08/09/32 ....... 138 138,610
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
10/06/32
(g)
........... 165 165,442
304,052
Total Floating Rate Loan Interests — 5 .3%
(Cost: $ 88,434,482 ) ............................... 86,893,319
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
...................... 217 225,394
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
...................... 200 200,226
425,620
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ........... 113 121,870

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.0%
Electricite de France SA
(a)(c)(p)
(5-Year EUR Swap Annual + 3.97%), 3.38 % EUR 200 $ 219,028
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 200 236,190
455,218
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% ,
05/16/29 ....................... 264 321,760
MVM Energetika Zrt. , 7.50% , 06/09/28 ..... USD 200 207,094
528,854
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 .................. 325 345,950
5.95% , 01/28/31 .................. 298 292,353
638,303
Morocco — 0.0%
OCP SA
5.13% , 06/23/51
(c)
................. 217 165,582
7.50% , 05/02/54
(b)
................. 232 237,895
403,477
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
...................... 200 201,380
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.25% , 05/18/31
(b)
.......... 200 197,500
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,860,728 ) ............................... 2,972,222
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 9.88% , 03/31/37
(b)
...... 200 207,442
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(k)
................. ARS 107,339 184,755
0.75% , 07/09/30
(f)
................. USD 160 139,760
4.12% , 07/09/35
(f)
................. 192 151,584
476,099
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
..... 200 207,558
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
..... 200 178,680
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
303 322,189
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
.. 400 413,756
Brazil — 0.2%
Federative Republic of Brazil
6.63% , 03/15/35 .................. 297 299,917
5.50% , 04/23/36 .................. EUR 121 137,494
Letras do Tesouro Nacional , 14.13% , 01/01/30
(q)
BRL 6 702,285
Nota Do Tesouro Nacional
10.00% , 01/01/29 ................. 7 1,240,697
6.00% , 08/15/30 .................. 1 1,167,333
3,547,726
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
USD 186 177,094
Security
Par (000)
Par (000) Value
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos ,
5.00% , 10/01/28
(b) (c)
................ CLP 3,050,000 $ 3,286,263
Republic of Chile
3.75% , 01/14/32 .................. EUR 140 159,826
4.34% , 03/07/42 .................. USD 268 226,058
3,672,147
Colombia — 0.3%
Republic of Colombia
12.50% , 02/27/30 ................. COP 1,812,900 571,915
6.13% , 01/21/31 .................. USD 200 200,400
7.00% , 03/26/31 .................. COP 1,846,000 478,502
7.00% , 06/30/32 .................. 1,352,600 336,004
13.25% , 02/09/33 ................. 3,200,400 1,055,276
6.25% , 07/09/36 .................. 921,600 196,715
7.75% , 11/07/36 .................. USD 295 315,196
6.50% , 11/26/38 .................. EUR 136 160,896
7.25% , 10/26/50 .................. COP 929,400 184,479
12.00% , 03/13/58 ................. 2,010,200 623,827
4,123,210
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
... USD 230 241,242
Czech Republic — 0.0%
Czech Republic
1.50% , 04/24/40 .................. CZK 13,080 401,793
4.00% , 04/04/44 .................. 1,730 70,414
472,207
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50% , 01/30/30 .................. USD 383 367,389
7.05% , 02/03/31 .................. 155 161,159
6.95% , 03/15/37 .................. 150 154,038
682,586
Ecuador — 0.0%
Republic of Ecuador , 9.25% , 01/29/39
(b)
..... 230 228,926
Egypt — 0.1%
Arab Republic of Egypt
7.50% , 01/31/27
(c)
................. 200 201,616
5.63% , 04/16/30
(c)
................. EUR 160 181,552
9.45% , 02/04/33
(b)
................. USD 200 217,344
7.50% , 02/16/61
(b)
................. 200 165,600
766,112
Guatemala — 0.0%
Republic of Guatemala
(b)
7.05% , 10/04/32 .................. 300 318,450
6.60% , 06/13/36 .................. 225 233,469
551,919
Hungary — 0.2%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 355 356,651
3.00% , 08/21/30 .................. HUF 396,000 1,139,644
6.75% , 07/23/31 .................. 93,290 309,861
6.00% , 09/26/35
(c)
................. USD 200 203,382
7.00% , 10/24/35 .................. HUF 57,850 200,983
5.50% , 03/26/36
(b)
................. USD 200 195,924
6.25% , 09/23/37 .................. HUF 54,260 180,834
3.00% , 10/27/38 .................. 88,630 216,790
2,804,069
Indonesia — 0.0%
Republic of Indonesia
3.88% , 01/15/33 .................. EUR 143 159,274

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.50% , 05/29/33 .................. EUR 203 $ 232,847
392,121
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88% , 10/17/31
(c)
................. 291 340,708
8.08% , 04/01/36
(b)
................. USD 200 212,650
553,358
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.50% , 01/13/29
(b)
................. 200 206,632
5.85% , 07/07/30
(c)
................. 200 199,770
406,402
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(b)
...... 200 212,148
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
...................... 200 201,694
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
. 302 299,306
Malaysia — 0.0%
Malaysia Government Bond , 4.18% , 05/16/44 . MYR 1,532 384,228
Mexico — 0.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
USD 465 464,336
Mex Bonos Desarr Fix Rt
2.75% , 11/27/31 .................. MXN 156 830,846
7.75% , 11/23/34 .................. 160 851,750
8.00% , 02/21/36 .................. 163 872,711
8.50% , 11/18/38 .................. 44 236,099
7.75% , 11/13/42 .................. 246 1,193,992
8.00% , 04/29/55 .................. 46 223,355
United Mexican States
5.38% , 03/22/33 .................. USD 245 236,425
6.13% , 02/09/38 .................. 200 191,110
5.13% , 03/19/38 .................. EUR 220 245,353
5,345,977
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
.. 191 216,157
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. USD 256 246,838
4.75% , 04/02/35
(b)
................. EUR 279 320,323
567,161
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38% , 12/09/34 ................. USD 200 238,390
9.13% , 01/13/46 .................. 200 221,200
459,590
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 182 211,974
Panama — 0.0%
Republic of Panama , 6.40% , 02/14/35 ...... USD 232 239,695
Paraguay — 0.0%
Republic of Paraguay
2.74% , 01/29/33
(c)
................. 398 347,430
8.50% , 04/04/38
(b)
................. PYG 1,165,000 187,211
534,641
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
1.86% , 12/01/32 .................. USD 203 $ 166,259
7.60% , 08/12/39
(c)
................. PEN 2,448 773,712
6.20% , 06/30/55 .................. USD 143 140,784
1,080,755
Philippines — 0.2%
Republic of Philippines
6.38% , 07/27/30 .................. PHP 78,100 1,238,742
6.00% , 08/20/30 .................. 63,580 993,698
2,232,440
Poland — 0.3%
Republic of Poland
4.75% , 07/25/29 .................. PLN 6,203 1,663,955
1.75% , 08/25/31 .................. 1,259 324,329
4.88% , 10/04/33 .................. USD 75 73,318
5.00% , 10/25/35 .................. PLN 7,840 1,993,232
2.00% , 08/25/36 .................. 705 169,416
5.50% , 04/04/53 .................. USD 235 211,002
4,435,252
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
7.13% , 02/12/32 .................. 296 298,377
6.30% , 03/14/33 .................. 200 191,720
28.08% , 09/27/34 ................. TRY 8,500 152,146
642,243
Romania — 0.3%
Romania Government Bond
5.25% , 11/25/27
(b)
................. USD 72 71,908
4.15% , 01/26/28 .................. RON 5,160 1,100,021
6.30% , 04/26/28 .................. 4,550 999,408
2.12% , 07/16/31
(c)
................. EUR 351 358,464
4.63% , 03/04/33
(b)
................. 204 225,156
6.25% , 09/10/34
(b)
................. 284 340,534
6.75% , 04/25/35 .................. RON 1,400 307,123
4.25% , 04/28/36 .................. 1,460 264,173
6.75% , 07/11/39
(b)
................. EUR 127 151,555
6.50% , 10/07/45
(b)
................. 177 200,883
4,019,225
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00% , 01/18/53
(b)
. USD 200 163,084
Serbia — 0.1%
Republic of Serbia
4.25% , 05/06/31
(b)
................. EUR 163 185,157
6.50% , 09/26/33
(c)
................. USD 200 206,978
6.00% , 06/12/34
(b)
................. 200 200,308
592,443
South Africa — 0.3%
Republic of South Africa
10.50% , 12/21/26 ................. ZAR 6,566 402,082
7.10% , 11/19/36
(b)
................. USD 200 209,152
8.50% , 01/31/37 .................. ZAR 50,548 2,974,514
5.00% , 10/12/46 .................. USD 279 210,190
5.75% , 09/30/49 .................. 252 204,556
7.95% , 11/19/54
(b)
................. 222 230,159
4,230,653
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(b)
................. 200 215,362

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.50% ,
01/28/36
(b)
...................... USD 320 $ 323,869
Ukraine — 0.0%
Ukraine Government Bond
(b)(f)
4.50% , 02/01/29 .................. 52 44,238
0.00% , 02/01/30 .................. 5 3,461
0.00% , 02/01/34 .................. 18 10,106
4.50% , 02/01/34 .................. 35 24,308
0.00% , 02/01/35 .................. 15 8,987
0.00% , 02/01/36 .................. 13 7,458
98,558
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
...................... 207 139,156
Uruguay — 0.1%
Oriental Republic of Uruguay
8.00% , 10/29/35 .................. UYU 19,493 493,095
5.25% , 09/10/60 .................. USD 249 218,124
711,219
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 165 192,096
7.85% , 10/12/28 .................. USD 200 209,770
401,866
Total Foreign Government Obligations — 2 .9%
(Cost: $ 47,547,313 ) ............................... 48,383,539
Shares
Shares
Investment Companies
(r)
BlackRock Floating Rate Income Portfolio, Class
K Shares ....................... 73,477 686,279
iShares Broad USD High Yield Corporate Bond
ETF ........................... 589,224 21,671,659
Total Investment Companies — 1 .4%
(Cost: $ 21,634,253 ) ............................... 22,357,938
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor/2.00% Cap +
1.73%), 5.13%, 11/25/46 ........... 51 42,829
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.22%, 07/25/46 ................ 111 102,031
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 04/25/47 ................ 125 114,427
Banc of America Funding Trust, Series 2006-H,
Class 5A1, (1-mo. CME Term SOFR at
0.36% Floor/10.50% Cap + 0.47%), 4.14%,
10/20/36
(a)
...................... 656 202,017
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 .......... 21 15,583
Barclays Mortgage Loan Trust, Series 2026-
NQM2, Class B1, 6.37%, 12/25/65
(a) (b)
.... 982 955,607
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BCAP LLC Trust, Series 2015-RR5, Class 2A3,
3.95%, 01/26/46
(a) (b)
................ USD 474 $ 446,037
COLT Mortgage Loan Trust, Series 2026-2,
Class B1, 6.16%, 03/25/71
(a) (b)
......... 1,000 974,039
Cross Mortgage Trust
(a)(b)
Series 2026-NQM3, Class B1, 6.92%,
03/25/71 ..................... 1,500 1,459,891
Series 2026-NQM4, Class B1, 6.91%,
04/25/71 ..................... 2,580 2,544,666
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 . 976 734,390
Series 2026-INV2, Class B1, 6.71%, 02/25/71 2,407 2,365,831
Ellington Financial Mortgage Trust
(a)(b)
Series 2026-INV2, Class B1, 6.23%, 02/25/71 1,000 973,295
Series 2026-NQM3, Class B1, 6.84%,
03/25/71 ..................... 1,000 966,753
Galton Funding Mortgage Trust, Series 2019-H1,
Class B2, 4.71%, 10/25/59
(a) (b)
......... 800 623,544
GS Mortgage-Backed Securities Trust
(a)(b)
Series 2026-DSC1, Class B1, 6.27%,
05/25/66 ..................... 500 488,627
Series 2026-NQM5, Class B1, 7.06%,
11/25/66 ..................... 400 396,267
GSMSC Resecuritization Trust, Series 2015-5R,
Class 1D, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 3.98%, 04/26/37
(a) (b)
..... 253 142,774
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 4.64%, 08/19/36
(a)
........ 50 38,663
J.P. Morgan Mortgage Trust
(a)(b)
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 972 953,244
Series 2026-VIS1, Class B2, 6.67%, 06/25/66 602 577,891
New Residential Mortgage Loan Trust
(a)(b)
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ..................... 400 394,425
Series 2026-NQM4, Class B1, 6.53%,
02/25/66 ..................... 1,000 990,814
PRPM LLC, Series 2026-RCF2, Class M2,
5.50%, 03/25/56
(a) (b)
................ 1,174 1,101,224
PRPM Trust, Series 2026-NQM1, Class B1,
7.01%, 02/25/71
(a) (b)
................ 2,000 1,973,827
SG Residential Mortgage Trust, Series 2026-2,
Class B1, 6.70%, 04/25/66
(a) (b)
......... 1,024 1,006,731
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (f)
..... 1,142 1,115,869
Verus Securitization Trust
(a)(b)
Series 2026-3, Class B1, 6.44%, 03/25/71 . 1,000 987,301
Series 2026-3, Class B2, 6.81%, 03/25/71 . 250 243,169
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA4, Class 2A, (Federal
Reserve US 12 Month Cumulative Average 1
Year CMT at 1.25% Floor + 0.80%), 4.20%,
05/25/47
(a)
...................... 199 171,174
23,102,940
Commercial Mortgage-Backed Securities — 5.2%
425 Trust, Series 2026-LEX, Class D, (1-mo.
CME Term SOFR at 3.50% Floor + 3.50%),
7.18%, 07/15/43
(a) (b)
................ 1,000 999,569
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
07/15/41 ..................... 80 80,150
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.93%,
02/15/43 ..................... 1,000 1,000,000

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
02/15/43 ..................... USD 250 $ 250,313
ARES Trust, Series 2026-TRON, Class A, (1-mo.
CME Term SOFR at 1.42% Floor + 1.42%),
5.10%, 05/15/43
(a) (b)
................ 815 816,725
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a) (b)
..................... 820 822,306
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a) (b)
..... 540 535,275
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 1,610 1,632,356
Series 2024-MAR, Class C, 7.52%, 12/10/41 470 481,370
BAMLL Commercial Mortgage Securities
Trust, Series 2026-HRHB, Class A, 5.19%,
05/05/40
(a) (b)
..................... 796 784,226
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
08/15/39 ..................... 1,304 1,308,008
Series 2025-ASHF, Class A, (1-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.53%, 02/15/42 ................ 791 791,943
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.27%, 08/05/38 100 91,103
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.60%,
03/15/37 ..................... 500 472,540
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.49%, 10/15/35
(a) (b)
................ 946 7,048
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.53%, 08/15/42
(a) (b)
1,000 1,001,264
BMP Commercial Mortgage Trust, Series 2024-
MF23, Class A, (1-mo. CME Term SOFR at
1.37% Floor + 1.37%), 5.05%, 06/15/41
(a) (b)
290 290,272
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.28%, 12/15/42
(a) (b)
210 210,393
Bridge Commercial Mortgage Trust, Series
2026-MF, Class A, (1-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.93%, 06/15/39
(a) (b)
1,000 1,001,250
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41 ..................... 556 557,889
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
08/15/41 ..................... 1,012 1,016,715
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.58%, 10/15/41 ................ 740 741,387
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................ 387 387,694
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ..................... 257 257,103
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 06/15/37 ................ 66 65,645
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.20%, 11/15/41 CAD 278 198,445
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ..................... USD 437 $ 437,524
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
03/15/41 ..................... 197 197,351
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
11/15/42 ..................... 864 866,142
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................ 799 799,552
Series 2026-AHP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.93%,
06/15/43 ..................... 1,000 999,063
Series 2026-AHP, Class B, (1-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.33%,
06/15/43 ..................... 1,000 1,000,000
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.06%,
04/15/43 ..................... 991 993,706
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
03/15/45 ..................... 1,000 997,502
BX Trust
(a)(b)
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
7.04%, 02/15/36 ................ 350 349,567
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41 ..................... 499 498,318
Series 2025-ARIA, Class A, 5.03%, 12/13/42 1,000 993,354
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,000 977,060
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ..................... 770 768,560
Series 2025-VLT7, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
07/15/44 ..................... 1,000 997,187
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
12/15/44 ..................... 1,000 997,499
Series 2026-CIP, Class A, (1-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 4.88%,
05/15/38 ..................... 952 952,280
Series 2026-PNDA, Class A, (1-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.98%, 05/15/43 ................ 890 891,669
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
..................... 281 224,672
CEDR Commercial Mortgage Trust, Series 2022-
SNAI, Class B, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.01%, 02/15/39
(a) (b)
500 496,489
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................ 440 421,824
CHI Commercial Mortgage Trust, Series 2025-
110W, Class A, 5.10%, 12/13/40
(a) (b)
..... 1,000 983,781
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.12%,
08/15/36
(a) (b)
..................... 480 479,015
COMM Mortgage Trust, Series 2025-SBX, Class
A, 5.26%, 08/10/41
(a) (b)
.............. 500 494,380
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.52%, 06/15/41
(a) (b)
..... 270 269,801

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 08/15/41 ................ USD 1,093 $ 1,087,877
Series 2024-DFW1, Class B, (1-mo. CME
Term SOFR at 2.29% Floor + 2.29%),
5.97%, 08/15/41 ................ 296 294,872
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.08%, 02/15/43
(a) (b)
.......... 1,000 1,000,312
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 11/15/42
(a) (b)
.......... 660 660,825
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
..................... 947 946,894
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.42%, 04/15/37
(a) (b)
..... 320 319,900
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 08/15/35
(a) (b)
................ 1,000 1,004,391
EQT Trust
(b)
Series 2024-EXTR, Class A, 5.33%, 07/05/41 574 576,315
Series 2026-IND1, Class A, (1-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 4.85%,
07/15/41
(a)
.................... 1,147 1,147,717
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
12/15/39
(a) (b)
..................... 1,150 1,151,437
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.93%,
02/15/41
(a) (b)
..................... 500 500,919
FS Trust, Series 2026-HULA, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.13%, 03/15/41
(a) (b)
................ 1,000 1,001,875
GGP, Series 2026-TY, Class A, 4.67%,
03/05/43
(a) (b)
..................... 1,000 978,010
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................. 500 442,895
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.37%, 05/15/41 ................ 455 455,853
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 03/15/39 ................ 73 73,091
GS Mortgage Securities Corp. Trust, Series
2025-800D, Class A, (1-mo. CME Term SOFR
at 2.65% Floor + 2.65%), 6.32%, 11/25/41
(a) (b)
1,001 997,537
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.52%, 10/15/41
(a) (b)
................ 123 123,439
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 05/15/37
(a) (b)
100 100,031
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 07/15/42
(a) (b)
.......... 1,000 1,002,500
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.38%, 04/15/41
(a) (b)
1,000 1,001,875
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 10/15/36
(a) (b)
.......... 280 277,672
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
.......... USD 680 $ 681,163
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
..... 880 888,966
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 189,000
Series 2024-OMNI, Class A, 5.80%, 10/05/39 290 291,374
Series 2026-FUN, Class A, (1-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.33%,
06/15/39 ..................... 900 901,125
KRE Commercial Mortgage Trust, Series 2025-
AIP4, Class A, (1-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.98%, 03/15/42
(a) (b)
978 976,151
LBA Trust, Series 2026-LBA6, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.85%, 07/15/43
(a) (b)
................ 1,000 1,000,000
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a) (b)
..... 940 940,583
LSTR Trust, Series 2026-HTL6, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 12/15/40
(a) (b)
................ 1,000 998,125
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 10/15/40
(a) (b)
................ 1,000 998,423
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 01/15/41
(a) (b)
................ 1,000 999,995
Manhattan West Mortgage Trust, Series 2026-
2MW, Class A, 5.32%, 06/10/48
(a) (b)
...... 1,000 987,005
MLTI Trust
(a)(b)
Series 2026-MLTI, Class A2, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 06/15/39 ................ 1,000 998,912
Series 2026-SF75, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
03/15/36 ..................... 1,000 1,000,624
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.88%, 07/15/51 160 153,985
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 183,081
MTN Commercial Mortgage Trust, Series 2026-
LPFX, Class A, 4.99%, 05/15/43
(a) (b)
..... 872 863,487
NCMF Trust, Series 2025-MFS, Class E, 7.53%,
06/10/33
(a) (b)
..................... 1,000 997,842
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
1,000 1,002,500
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ..................... 1,000 1,003,125
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ..................... 960 959,400
Series 2026-1325, Class A, 5.33%, 05/09/41 1,000 982,498
Series 2026-1PARK, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.96%, 02/15/43 ................ 1,000 1,000,000
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
5.67%, 08/15/29
(a) (b)
................ 309 309,979
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................ 910 911,137

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.57%, 06/15/39
(a) (b)
................ USD 300 $ 299,906
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.14%, 07/15/38
(a) (b)
100 19,724
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.83%, 03/15/43
(a) (b)
500 501,563
PSA Trust, Series 2026-STOR, Class A, 1.00%,
08/15/31
(a) (b)
..................... 960 960,000
RWC Commercial Mortgage Trust, Series 2026-
1, Class A, 5.62%, 07/25/41
(b) (g)
........ 1,000 999,979
SCG Mortgage Trust
(a)(b)
Series 2024-MSP, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
04/15/41 ..................... 990 992,765
Series 2026-PALM, Class A, (1-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.90%, 07/15/43 ................ 1,000 1,000,937
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 09/15/42
(a) (b)
................ 977 978,830
SHOPS Commercial Mortgage Trust, Series
2026-CSTL, Class A, 4.81%, 05/05/39
(a) (b)
. 780 767,063
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/15/41
(a) (b)
................ 400 400,625
SLG Office Trust
(a)(b)
Series 2026-OMA, Class A, 4.97%, 04/15/41 1,000 988,844
Series 2026-OMA, Class E, 6.96%, 04/15/41 1,000 987,372
Series 2026-OMA, Class F, 7.92%, 04/15/41 1,000 991,372
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/42
(a) (b)
..................... 1,000 992,525
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a) (b)
1,150 1,150,719
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 130 129,701
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2024-2, Class M5, 10.70%, 04/25/54 233 235,465
Series 2025-5, Class M2, 6.31%, 12/25/55 . 249 246,497
Series 2026-P1, Class A, 5.54%, 03/25/56 . 2,554 2,509,944
Series 2026-P1, Class M1, 5.98%, 03/25/56 222 217,379
Series 2026-P1, Class M2, 6.46%, 03/25/56 206 201,947
Series 2026-P1, Class M3, 6.94%, 03/25/56 393 382,699
Series 2026-P1, Class M4, 9.53%, 03/25/56 263 255,955
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................ 1,000 1,013,545
85,477,358
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.49%,
10/15/48
(a) (b)
..................... 2,029 28,355
Total Non-Agency Mortgage-Backed Securities — 6 .6%
(Cost: $ 110,177,266 ) .............................. 108,608,653
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.2%
Automobiles — 0.1%
Stellantis NV
(a)(c)(p)
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25% ....................... EUR 225 $ 250,765
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.08%), 8.25% .... GBP 175 228,137
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88% ....................... EUR 200 221,774
700,676
Banks — 0.3%
(a)(p)
AIB Group plc , (5-Year EURIBOR ICE Swap
Rate + 3.71%), 6.00%
(c)
............. 200 236,624
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.73%), 8.00%
(b)
........... USD 200 199,300
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... 588 600,227
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 34 34,033
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% ... 400 388,723
(USISSO05 + 5.78%), 9.63% .......... 455 501,266
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
...................... EUR 200 230,529
BPER Banca SpA , (5-Year EURIBOR ICE Swap
Rate + 3.57%), 5.88%
(c)
............. 200 233,823
CaixaBank SA , (5-Year EURIBOR ICE Swap
Rate + 3.35%), 5.88%
(c)
............. 200 230,878
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... USD 913 928,548
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 299 299,336
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 157 158,516
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 51 51,232
JPMorgan Chase & Co. , Series PP , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.08%), 6.10% ............ 137 136,433
4,229,468
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (p)
............... EUR 445 506,673
Capital Markets — 0.1%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 ............. USD 236 227,837
Deutsche Bank AG
(c)(p)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... EUR 200 249,081
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 200 247,957
Goldman Sachs Group, Inc. (The)
(p)
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... USD 202 204,440

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.18%),
6.50% ....................... USD 123 $ 122,076
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 259 255,397
UBS Group AG
(b)(p)
(USISSO05 + 3.12%), 6.60% .......... 200 201,066
(USISSO05 + 3.24%), 6.63% .......... 200 199,456
(USISSO05 + 4.16%), 7.75% .......... 400 418,445
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% ... 200 228,658
(USISSO05 + 3.18%), 7.13% .......... 200 199,976
(USISSO05 + 3.30%), 7.00% .......... 200 198,914
2,753,303
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (p)
................ 200 205,900
Consumer Finance — 0.0%
Volkswagen International Finance NV
(a)(c)(p)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ....................... EUR 100 115,750
(EUAMDB08 + 3.49%), 5.99% ......... 100 116,002
231,752
Diversified Telecommunication Services — 0.0%
(a)(c)
British Telecommunications Ltd. , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
2.28%), 6.38% , 12/03/55 ............. GBP 383 517,127
Telefonica Emisiones SA
(p)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38% ....................... EUR 100 112,964
(EUAMDB08 + 2.13%), 4.88% ......... 100 112,761
742,852
Electric Utilities — 0.2%
(a)
Electricite de France SA
(c)(p)
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ....................... 300 337,046
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 200 278,551
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ USD 313 307,712
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 260 254,071
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63% , 10/01/66 ................ 400 389,591
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (p)
................ 200 213,607
Oncor Electric Delivery Co. LLC , (5-Year
EURIBOR ICE Swap Rate + 1.53%),
4.55% , 11/26/56
(c)
................. EUR 150 172,837
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 .................. USD 195 192,965
2,146,380
Security
Par (000)
Par (000) Value
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ..... USD 74 $ 70,851
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 21 20,607
91,458
Gas Utilities — 0.0%
(a)(b)
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54 .................. 42 43,445
Promigas SA ESP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.63%), 7.75% , 06/24/56 ............. 200 203,140
246,585
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.71%), 7.63%
(a) (c) (p)
................ 298 284,590
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(b)
................. 215 224,116
AES Corp. (The)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................ 74 75,233
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................ 67 65,797
Orsted A/S , (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(c)
.......... EUR 100 116,930
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (p)
....................... USD 222 223,186
705,262
Insurance — 0.0%
(a)(c)(p)
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00% .......... EUR 300 344,231
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75% .................. 200 234,260
578,491
Multi-Utilities — 0.0%
(a)
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.87%), 6.15% , 12/15/56 ............. USD 80 79,144
Veolia Environnement SA , (5-Year EURIBOR
ICE Swap Rate + 1.84%), 4.32%
(c) (p)
..... EUR 100 112,696
191,840
Oil, Gas & Consumable Fuels — 0.3%
(a)
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(p)
...................... USD 186 185,956
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 155 162,666
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 335 342,092
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (p)
....................... 897 919,423

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Var Energi ASA
(c)
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86% , 11/15/83 ................ EUR 141 $ 175,627
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95% , 04/29/86 ................ 100 114,174
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (p)
................. USD 1,205 1,200,156
3,100,094
Paper & Forest Products — 0.0%
Stora Enso OYJ , (5-Year EURIBOR ICE Swap
Rate + 2.84%), 5.63%
(a) (c) (p)
........... EUR 175 204,062
Pharmaceuticals — 0.1%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ 200 231,409
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82 ................ 400 468,547
699,956
Real Estate Management & Development — 0.1%
(a)(c)(p)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ....................... 494 541,636
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13% ....................... 100 107,215
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63% ............. 100 113,627
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% .......... 100 102,996
865,474
Wireless Telecommunication Services — 0.0%
(a)(c)
SoftBank Group Corp. , (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50% , 10/29/62 ... 200 204,638
Telefonica Europe BV , (EUAMDB08 + 3.12%),
5.75%
(p)
........................ 100 119,632
Vodafone Group plc , Series 60NC10 , (5-Year
EUR Swap Annual + 3.48%), 3.00% , 08/27/80 300 327,962
652,232
Total Capital Trusts — 1 .2%
(Cost: $ 18,951,764 ) ............................... 19,137,048
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) .. 809 26,852
Chemicals — 0.0%
FUCHS SE (Preference) ............... 1,111 51,496
Financial Services — 0.0%
Labels Buyer LLC , 12.00% ............. 121 96,195
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 448 39,056
IT Services — 0.0%
(e)
Veritas Newco
(g)
..................... 244 4,870
Veritas Newco, Series G-1 .............. 168 3,364
8,234
Security
Shares
Shares Value
Machinery — 0.0%
Jungheinrich AG (Preference) ........... 1,124 $ 31,665
Sirva-Bgrs Holdings, Inc. , 15.25%
(g)
....... 17 3,448
35,113
Total Preferred Stocks — 0.0%
(Cost: $ 268,327 ) ................................. 256,946
Total Preferred Securities — 1 .2%
(Cost: $ 19,220,091 ) ............................... 19,393,994
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................ USD 334 314,682
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 330,663 ) ................................. 314,682
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (g)
501 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 97.3%
(Cost: $ 1,559,576,243 ) ............................ 1,594,992,440
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.3%
Brazil — 0.2%
Letras do Tesouro Nacional Treasury Bills ,
14.30% , 10/01/26
(q)
................ BRL 15 2,973,409
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills , 25.15% ,
12/01/26
(q)
...................... EGP 60,000 1,081,677
Mexico — 0.0%
Mexico Cetes , 217.66% , 03/18/27
(q)
....... MXN 1,200 664,176
Total Foreign Government Obligations — 0 .3%
(Cost: $ 4,939,468 ) ............................... 4,719,262

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 5.9%
(r)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(t)
.................. 382,424 $ 382,539
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.58% .................... 96,902,964 96,902,964
Total Money Market Funds — 5 .9%
(Cost: $ 97,285,461 ) ............................... 97,285,503
Total Short-Term Securities — 6.2%
(Cost: $ 102,224,929 ) .............................. 102,004,765
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $ 156,852 ) ................................. $ 102,045
Total Investments Before Options Written — 103 .5%
(Cost: $ 1,661,958,024 ) ............................ 1,697,099,250
Total Options Written — (0.0) %
(Premium Received — $ (127,541) ) .................... (91,876)
Total Investments Net of Options Written — 103 .5%
(Cost: $ 1,661,830,483 ) ............................ 1,697,007,374
Liabilities in Excess of Other Assets — (3.5) % ............. (57,471,729)
Net Assets — 100.0% ...............................
$ 1,639,535,645
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,820,415, representing 0.23% of its net assets as of period end, and an original cost of $3,863,526.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Perpetual security with no stated maturity date.
(q)
Rates are discount rates or a range of discount rates as of period end.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,777,943 $ — $ (26,396,957)
(a)
$ 1,510 $ 43 $ 382,539 382,424 $ 15,588
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 106,248,961 — (9,345,997)
(a)
— — 96,902,964 96,902,964 3,618,253 —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A
(c)
. — — — — — — — 1,997 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 662,179 43,894 — — (19,794) 686,279 73,477 43,897 —
iShares Broad USD High Yield
Corporate Bond ETF .... 66,100,584 — (43,999,051) 1,718,889 (2,148,763) 21,671,659 589,224 2,217,452 —
iShares Core Dividend Growth
ETF
(c)
.............. 79,521,227 65,212,427 (149,709,316) 6,079,450 (1,103,788) — — 226,730 —
iShares Core MSCI Emerging
Markets ETF
(c)
......... — 33,612,165 (40,466,024) 6,853,859 — — — 456,068 —
iShares International Dividend
Growth ETF
(c)
......... 5,885,168 — (6,155,628) 953,719 (683,259) — — 33,525 —
$ 15,607,427 $ (3,955,561) $ 119,643,441 $ 6,613,510 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl Interest Rate Put Options, Strike Price EUR 113.50 ............................ 14 08/21/26 $ 3 $ 1,105
Euro-Schatz ............................................................. 28 09/08/26 3,405 (6,791)
TOPIX Index ............................................................. 131 09/10/26 32,374 456,938
GBP Currency ............................................................ 248 09/14/26 20,897 126,547
MSCI Emerging Markets Index ................................................. 409 09/18/26 33,585 (3,053,541)
S&P 500 E-Mini Index ....................................................... 501 09/18/26 188,357 (322,143)
U.S. Treasury 10-Year Note ................................................... 1,424 09/21/26 154,104 (598,010)
U.S. Treasury Ultra Bond ..................................................... 3 09/21/26 330 (2,254)
U.S. Treasury 5-Year Note .................................................... 2,976 09/30/26 315,805 (1,471,475)
(4,869,624)
Short Contracts
Euro-Bobl Interest Rate Call Options, Strike Price EUR 114.75 ............................ 7 08/21/26 – 435
EUR Currency ............................................................ 139 09/14/26 20,068 (102,981)
EURO STOXX 50 Index ..................................................... 588 09/18/26 43,212 (652,460)
U.S. Treasury 10-Year Note ................................................... 6 09/21/26 649 8,898
U.S. Treasury 10-Year Ultra Note ............................................... 18 09/21/26 1,979 18,237
U.S. Treasury Long Bond ..................................................... 12 09/21/26 1,304 32,976
U.S. Treasury Ultra Bond ..................................................... 605 09/21/26 66,588 2,225,952
1,531,057
$ (3,338,567)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 633,016 IDR 10,846,727,277 Bank of America NA 08/03/26 $ 30,219
USD 401,351 IDR 6,936,151,266 Citibank NA 08/03/26 15,881
USD 114,842 IDR 1,958,631,948 Morgan Stanley & Co. International plc 08/03/26 5,993
USD 516,893 IDR 8,834,740,372 Societe Generale SA 08/03/26 25,910
BRL 22,249,634 USD 4,368,670 Barclays Bank plc 08/04/26 20,554
BRL 21,847,815 USD 4,180,000 Morgan Stanley & Co. International plc 08/04/26 129,956
USD 1,568,216 PLN 5,763,988 Goldman Sachs International 08/06/26 25,255
USD 517,241 PLN 1,920,820 HSBC Bank plc 08/06/26 3,056
PEN 7,044,534 USD 2,058,000 Citibank NA 08/12/26 14,211
MXN 38,180,000 USD 2,027,552 Morgan Stanley & Co. International plc 08/18/26 174,234
CLP 1,380,444,963 USD 1,464,803 Bank of America NA 08/24/26 20,143
CLP 525,826,771 USD 555,578 Citibank NA 08/24/26 10,054
CZK 13,527,550 USD 637,561 Citibank NA 08/24/26 6,621
PEN 1,324,386 USD 388,937 Barclays Bank plc 08/24/26 469
USD 2,083,045 CLP 1,927,376,450 Citibank NA 08/24/26 9,764
USD 396,935 MYR 1,618,700 Barclays Bank plc 08/24/26 482
USD 299,229 PEN 1,017,210 Citibank NA 08/24/26 141
USD 2,236,659 ZAR 36,870,208 Bank of America NA 08/24/26 8,513
AUD 1,190,000 USD 830,078 JPMorgan Chase Bank NA 08/26/26 6,886
CLP 928,117,270 USD 997,000 UBS AG 08/26/26 1,393
CNY 4,207,767 USD 622,500 UBS AG 08/26/26 1,620
COP 8,506,603,350 USD 2,597,000 Citibank NA 08/26/26 85,209
CZK 30,754,946 USD 1,451,000 Citibank NA 08/26/26 13,576
HUF 722,764,975 USD 2,263,500 UBS AG 08/26/26 18,452
KRW 830,138,445 USD 561,500 HSBC Bank plc 08/26/26 13,754
MXN 59,384,418 USD 3,402,500 JPMorgan Chase Bank NA 08/26/26 19,705
MYR 16,958,145 USD 4,150,000 Barclays Bank plc 08/26/26 3,491
PEN 1,413,988 USD 415,000 Deutsche Bank AG 08/26/26 721
PHP 25,676,050 USD 415,000 Bank of America NA 08/26/26 4,275
PLN 8,984,713 USD 2,368,000 HSBC Bank plc 08/26/26 37,010

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 35,105,160 USD 1,038,000 HSBC Bank plc 08/26/26 $ 15,148
INR 280,728,990 USD 2,907,000 Barclays Bank plc 08/27/26 29,730
BRL 19,311,513 USD 3,765,000 Barclays Bank plc 09/02/26 15,081
USD 184,992 CAD 258,000 Natwest Markets plc 09/16/26 594
USD 149,164 EUR 128,000 Natwest Markets plc 09/16/26 1,301
EGP 5,743,000 USD 109,998 Citibank NA 09/17/26 152
USD 1,637,911 BRL 8,344,502 JPMorgan Chase Bank NA 10/02/26 14,609
USD 89,387 BRL 455,498 Morgan Stanley & Co. International plc 10/02/26 776
RON 3,820,467 USD 830,000 HSBC Bank plc 10/13/26 6,157
AUD 723,000 USD 501,517 Natwest Markets plc 10/15/26 6,581
CAD 407,000 USD 288,788 Natwest Markets plc 10/15/26 2,497
CAD 88,000 USD 62,819 Standard Chartered Bank 10/15/26 162
CHF 54,000 USD 67,231 Natwest Markets plc 10/15/26 106
EUR 95,000 USD 109,085 Natwest Markets plc 10/15/26 785
EUR 134,000 USD 153,949 Standard Chartered Bank 10/15/26 1,024
GBP 32,000 USD 42,849 Natwest Markets plc 10/15/26 278
NZD 279,000 USD 161,968 Natwest Markets plc 10/15/26 2,728
SGD 22,000 USD 17,214 Standard Chartered Bank 10/15/26 32
USD 21,608 GBP 16,000 Natwest Markets plc 10/15/26 44
USD 55,376 HKD 433,000 Natwest Markets plc 10/15/26 29
USD 31,093 HKD 243,000 Standard Chartered Bank 10/15/26 32
USD 387,970 PEN 1,318,360 Citibank NA 10/23/26 1,328
USD 1,243,748 CLP 1,126,089,300 Citibank NA 11/09/26 31,430
USD 831,154 CLP 742,752,540 HSBC Bank plc 11/09/26 31,526
USD 1,320,722 CLP 1,176,102,960 Morgan Stanley & Co. International plc 11/09/26 54,560
924,238
IDR 28,576,250,863 USD 1,597,063 Barclays Bank plc 08/03/26 (8,964)
USD 3,765,000 BRL 19,175,145 Barclays Bank plc 08/04/26 (17,714)
USD 415,000 BRL 2,148,040 Citibank NA 08/04/26 (8,747)
USD 4,256,877 BRL 22,249,634 Morgan Stanley & Co. International plc 08/04/26 (132,347)
USD 357,428 CHF 290,000 Barclays Bank plc 08/17/26 (1,798)
USD 501,788 CHF 410,000 UBS AG 08/17/26 (6,083)
USD 183,072 EUR 160,000 Barclays Bank plc 08/17/26 (1,529)
USD 57,857,836 EUR 50,720,000 BNP Paribas SA 08/17/26 (660,578)
USD 251,613 EUR 220,000 Citibank NA 08/17/26 (2,213)
USD 183,734 EUR 160,000 JPMorgan Chase Bank NA 08/17/26 (867)
USD 8,214,979 GBP 6,150,000 Goldman Sachs International 08/17/26 (73,556)
USD 1,221,343 ZAR 21,194,249 Citibank NA 08/17/26 (60,218)
USD 135,371 MXN 2,376,754 Barclays Bank plc 08/18/26 (1,693)
USD 4,284,472 MXN 76,360,000 HSBC Bank plc 08/18/26 (119,100)
USD 824,786 MXN 14,478,271 Standard Chartered Bank 08/18/26 (10,155)
USD 195 CNY 1,321 Citibank NA 08/24/26 (1)
USD 804,573 COP 2,648,822,377 Barclays Bank plc 08/24/26 (31,032)
USD 889,252 CZK 18,810,119 Bank of America NA 08/24/26 (6,485)
USD 92,519 CZK 1,974,443 Citibank NA 08/24/26 (1,504)
USD 148,421 CZK 3,164,468 Deutsche Bank AG 08/24/26 (2,271)
USD 72,794 CZK 1,547,544 UBS AG 08/24/26 (900)
USD 1,981,734 HUF 630,418,551 JPMorgan Chase Bank NA 08/24/26 (8,845)
USD 1,528,623 MXN 26,692,439 JPMorgan Chase Bank NA 08/24/26 (9,880)
USD 237,499 MXN 4,146,026 UBS AG 08/24/26 (1,470)
USD 653,769 PHP 40,398,342 Morgan Stanley & Co. International plc 08/24/26 (5,969)
USD 484,993 PLN 1,838,891 HSBC Bank plc 08/24/26 (7,240)
USD 2,130,972 RON 9,797,313 HSBC Bank plc 08/24/26 (18,974)
USD 185,007 UYU 7,460,413 Citibank NA 08/24/26 (506)
CLP 382,920,500 USD 415,000 UBS AG 08/26/26 (3,085)
COP 1,307,851,750 USD 415,000 Citibank NA 08/26/26 (2,623)
COP 649,890,000 USD 207,500 Deutsche Bank AG 08/26/26 (2,584)
COP 645,771,125 USD 207,500 JPMorgan Chase Bank NA 08/26/26 (3,883)
HUF 30,823,665 EUR 84,500 UBS AG 08/26/26 (211)
JPY 65,829,582 USD 415,000 Barclays Bank plc 08/26/26 (516)
USD 404,132 AUD 575,500 Barclays Bank plc 08/26/26 (635)
USD 491,574 AUD 703,738 Deutsche Bank AG 08/26/26 (3,387)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 623,000 CAD 876,714 Deutsche Bank AG 08/26/26 $ (3,000)
USD 1,121,500 COP 3,662,650,775 Bank of America NA 08/26/26 (33,367)
USD 415,000 COP 1,363,690,000 Citibank NA 08/26/26 (14,984)
USD 87,701 EUR 76,747 JPMorgan Chase Bank NA 08/26/26 (879)
USD 415,000 JPY 67,505,460 Barclays Bank plc 08/26/26 (10,036)
USD 561,500 KRW 820,126,900 Barclays Bank plc 08/26/26 (6,817)
USD 415,000 ZAR 6,941,165 Citibank NA 08/26/26 (4,400)
ZAR 52,295,937 USD 3,178,500 Citibank NA 08/26/26 (18,670)
USD 981,701 PHP 60,643,630 Bank of America NA 09/01/26 (8,322)
USD 727,298 PHP 45,037,956 Deutsche Bank AG 09/01/26 (7,958)
USD 4,337,820 BRL 22,249,634 Barclays Bank plc 09/02/26 (17,375)
USD 2,720,455 COP 9,229,824,527 JPMorgan Chase Bank NA 09/08/26 (180,691)
IDR 44,772,690,000 USD 2,490,000 HSBC Bank plc 09/17/26 (17,249)
USD 221,271 RON 1,022,170 Citibank NA 09/29/26 (2,617)
USD 66,557 RON 306,640 HSBC Bank plc 09/29/26 (607)
USD 287,245 RON 1,327,787 Royal Bank of Canada 09/29/26 (3,582)
USD 249,000 INR 24,108,180 HSBC Bank plc 10/01/26 (2,320)
CAD 9,000 USD 6,444 Natwest Markets plc 10/15/26 (3)
CHF 52,000 USD 65,010 Natwest Markets plc 10/15/26 (166)
HKD 810,000 USD 103,595 Natwest Markets plc 10/15/26 (59)
USD 96,765 AUD 139,000 Natwest Markets plc 10/15/26 (919)
USD 31,210 CAD 44,000 Natwest Markets plc 10/15/26 (279)
USD 17,843 CAD 25,000 Standard Chartered Bank 10/15/26 (49)
USD 794,693 EUR 693,000 Natwest Markets plc 10/15/26 (6,775)
USD 25,236 EUR 22,000 Standard Chartered Bank 10/15/26 (207)
USD 53,683 GBP 40,000 Natwest Markets plc 10/15/26 (227)
USD 45,679 GBP 34,000 Standard Chartered Bank 10/15/26 (145)
USD 147,819 JPY 23,746,000 Natwest Markets plc 10/15/26 (2,306)
USD 21,579 JPY 3,505,000 Standard Chartered Bank 10/15/26 (580)
USD 26,029 KRW 39,028,000 Natwest Markets plc 10/15/26 (1,046)
USD 142,590 SGD 183,000 Natwest Markets plc 10/15/26 (862)
USD 4,835,277 EUR 4,216,177 Citibank NA 10/16/26 (41,007)
USD 236,166 PEN 813,000 Barclays Bank plc 10/23/26 (2,267)
USD 267,222 PEN 925,710 Citibank NA 10/23/26 (4,266)
(1,611,600)
$ (687,362)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch UBS AG 09/28/26 USD 1.17 USD 1.17 EUR 55 $ 18,011
Put
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 53 2
EUR Currency ................ One-Touch Barclays Bank plc 08/13/26 USD 1.13 USD 1.13 EUR 44 1,156
EUR Currency ................ Down and Out UBS AG 08/26/26 USD 1.13 USD 1.11 EUR 730 378
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 10/19/26 HUF 351.00 HUF 351.00 EUR 54 5,471
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 53 2,135
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 70 941
10,083
$ 28,094
$ –

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Morgan Stanley & Co. International plc 08/04/26 USD 0.70 AUD 1,151 $ 5,284
USD Currency ........................... JPMorgan Chase Bank NA 08/10/26 CLP 975.00 USD 623 285
USD Currency ........................... Citibank NA 08/11/26 COP 4,150.00 USD 830 —
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 830 2,541
USD Currency ........................... JPMorgan Chase Bank NA 10/01/26 KRW 1,460.00 USD 830 10,434
18,544
Put
AUD Currency ........................... Morgan Stanley & Co. International plc 08/06/26 USD 0.69 AUD 1,795 294
USD Currency ........................... HSBC Bank plc 08/06/26 ZAR 16.25 USD 830 559
USD Currency ........................... Bank of America NA 08/11/26 THB 33.50 USD 830 5,393
EUR Currency ........................... Citibank NA 08/13/26 USD 1.14 EUR 1,813 2,101
EUR Currency ........................... UBS AG 08/25/26 USD 1.13 EUR 1,093 1,194
USD Currency ........................... JPMorgan Chase Bank NA 08/27/26 HUF 315.00 USD 830 7,429
USD Currency ........................... Barclays Bank plc 09/11/26 COP 3,300.00 USD 830 36,007
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 1,660 2,430
55,407
$ 73,951
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 18 11/13/26 USD 95.94 USD 4,500 $ (7,537)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Citibank NA 08/06/26 COP 4,150.00 USD 415 $ —
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 623 (285)
USD Currency ............................. Goldman Sachs International 08/11/26 COP 4,150.00 USD 415 —
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 830 (6,153)
USD Currency ............................. UBS AG 09/04/26 TRY 49.00 USD 415 (3,400)
USD Currency ............................. Goldman Sachs International 09/08/26 INR 96.15 USD 623 (3,142)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 415 (956)
USD Currency ............................. HSBC Bank plc 09/22/26 CNH 6.74 USD 4,150 (10,539)
EUR Currency ............................. JPMorgan Chase Bank NA 09/28/26 HUF 370.00 EUR 364 (4,036)
USD Currency ............................. Barclays Bank plc 10/01/26 COP 3,500.00 USD 415 (1,460)
USD Currency ............................. JPMorgan Chase Bank NA 10/01/26 KRW 1,500.00 USD 1,245 (6,612)
USD Currency ............................. Barclays Bank plc 10/13/26 COP 3,400.00 USD 415 (3,460)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 705 (6,094)
–
(46,137)
–
Put
USD Currency ............................. Deutsche Bank AG 08/06/26 ZAR 16.25 USD 830 (559)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 623 (20,205)
USD Currency ............................. Barclays Bank plc 09/11/26 COP 3,200.00 USD 830 (17,438)
–
(38,202)
–
$ (84,339)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 28,736 $ (983) $ — $ (983)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 16,128 (1,198) — (1,198)
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 6,612 (3,456) — (3,456)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 19,836 (10,599) — (10,599)
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 39,685 4,228 — 4,228
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 3,211,480 3,119 — 3,119
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 4,493,234 12,340 — 12,340
3-mo. CD_KSDA Quarterly 3.96% Quarterly 09/16/26
(a)
09/16/28 KRW 6,748,458 16,802 — 16,802
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 45,471 (4,896) — (4,896)
3-mo. JIBAR Quarterly 7.29% Quarterly 09/16/26
(a)
09/16/28 ZAR 6,550 (1,587) — (1,587)
7.57% Annual 1-day ZARONIA Annual 09/16/26
(a)
09/16/29 ZAR 33,259 — — —
4.25% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/29 PLN 6,178 — — —
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 2,479,821 (15,324) — (15,324)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,905 3,500 — 3,500
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,911 3,365 — 3,365
3.74% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/31 PLN 4,435 30,949 — 30,949
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 6,326 (2,347) — (2,347)
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 12,843 (4,626) — (4,626)
6-mo. PRIBOR Semi-Annual 4.37% Annual N/A 06/17/31 CZK 10,024 (2,287) — (2,287)
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 22,485 (1,968) — (1,968)
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 2,233 549 — 549
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 2,233 645 — 645
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 88,310 6,029 — 6,029
4.40% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 1,722 (527) — (527)
7.66% Monthly 1-day TIIEOIS Monthly N/A 07/09/31 MXN 16,525 4,345 — 4,345
6-mo. PRIBOR Semi-Annual 4.23% Annual 09/16/26
(a)
09/16/31 CZK 19,614 (12,552) — (12,552)
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 6,975 (6,121) — (6,121)
4.57% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 9,884 (855) — (855)
3.98% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 3,462 17,367 — 17,367
1-day ZARONIA Annual 8.11% Annual 09/16/26
(a)
09/16/33 ZAR 12,685 1,809 — 1,809
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 749,340 8,775 — 8,775
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 29,292 1,462 — 1,462
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 29,165 1,615 — 1,615
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 29,744 1,987 — 1,987
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 32,677 (11,011) — (11,011)
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 8,809 (2,531) — (2,531)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 09/16/26
(a)
09/16/36 INR 112,515 (9,217) — (9,217)
$ 26,801 $ — $ 26,801
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 12/20/27 NR EUR 41 $ 2,207 $ 2,490 $ (283)
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 58 3,242 1,756 1,486
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 60 3,354 2,017 1,337
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 133 7,435 5,171 2,264
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 56 3,130 1,723 1,407
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 29 (1,698) (1,680) (18)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
Goldman Sachs
International 12/20/28 B- EUR 46 $ (6,443) $ 3,221 $ (9,664)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 102 (14,286) 7,377 (21,663)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 250 38,931 23,214 15,717
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 139 21,662 18,547 3,115
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 45 6,969 6,178 791
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 45 6,948 4,870 2,078
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 330 47,014 27,920 19,094
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 61 7,604 6,482 1,122
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 61 9,118 6,982 2,136
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 76 5,236 6,120 (884)
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 157 16,708 12,329 4,379
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 48 5,108 3,769 1,339
ION Platform Finance SARL 5 .00 Quarterly BNP Paribas SA 06/20/31 B+ EUR 47 (9,165) (10,544) 1,379
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 114 12,181 12,977 (796)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 129 19,549 13,063 6,486
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 42 7,602 7,058 544
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 42 7,602 7,003 599
$ 200,008 $ 168,043 $ 31,965
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 12.38% Quarterly
Morgan Stanley & Co.
International plc N/A 06/17/28 COP 5,521,403 $ 30,939 $ — $ 30,939
1-day CLICP Semi-Annual 4.77% Semi-Annual Barclays Bank plc 09/16/26
(a)
09/16/28 CLP 1,460,341 (3,593) — (3,593)
1-day IBR Quarterly 11.00% Quarterly Citibank NA 09/16/26
(a)
09/16/28 COP 1,175,856 (1,571) — (1,571)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 808,453 (188) — (188)
5.06% Semi-Annual 1-day CLICP Semi-Annual
Morgan Stanley & Co.
International plc N/A 06/17/31 CLP 430,616 1,985 — 1,985
11.10% Quarterly 1-day IBR Quarterly Citibank NA N/A 06/17/33 COP 1,600,518 (18,546) — (18,546)
5.41% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA N/A 06/17/36 CLP 362,129 4,347 — 4,347
$ 13,373 $ — $ 13,373
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01%
1-day IBR ........................................... Colombian Reference Banking Indicator 11 .19

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .41%
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .55
1-day ZARONIA ....................................... South African Rand Overnight Index Average 6 .86
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .95
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .98
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .55
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .95
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .74
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 118,886 $ (92,085) $ —
OTC Swaps ..................................................... 180,267 (12,224) 102,544 (57,206) —
Options Written ................................................... N/A N/A 57,352 (21,687) (91,876)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 456,938 $ 126,547 $ 2,287,603 $ — $ 2,871,088
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 924,238 — — 924,238
Options purchased
Investments at value — unaffiliated
(b)
............ — — — 102,045 — — 102,045
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 118,886 — 118,886
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 245,540 — — 37,271 — 282,811
$ — $ 245,540 $ 456,938 $ 1,152,830 $ 2,443,760 $ — $ 4,299,068
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,028,144 $ 102,981 $ 2,078,530 $ — $ 6,209,655
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,611,600 — — 1,611,600
Options written
Options written at value ..................... — — — 84,339 7,537 — 91,876
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 92,085 — 92,085
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 45,532 — — 23,898 — 69,430
$ — $ 45,532 $ 4,028,144 $ 1,798,920 $ 2,202,050 $ — $ 8,074,646
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 15,166,068 $ (3,802,126) $ (5,335,804) $ — $ 6,028,138
Forward foreign currency exchange contracts .... — — — 65,597 — — 65,597
Options purchased
(a)
..................... — — — (636,406) (4,606) — (641,012)
Options written ........................ — — (7,049) 437,975 16,860 — 447,786
Swaps .............................. — 74,631 (21,519) — 22,570 — 75,682
$ — $ 74,631 $ 15,137,500 $ (3,934,960) $ (5,300,980) $ — $ 5,976,191
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (3,598,996) $ 2,036,702 $ 903,341 $ — $ (658,953)
Forward foreign currency exchange contracts .... — — — (1,636,883) — — (1,636,883)
Options purchased
(b)
..................... — — — (54,807) — — (54,807)
Options written ........................ — — — 34,906 759 — 35,665
Swaps .............................. — (5,927) — — (78,517) — (84,444)
$ — $ (5,927) $ (3,598,996) $ 379,918 $ 825,583 $ — $ (2,399,422)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 491,397,866
Average notional value of contracts — short ................................................................................. 133,820,345
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 114,576,460
Average amounts sold — in USD ........................................................................................ 44,915,573
Options
Average value of option contracts purchased ................................................................................ 88,743
Average value of option contracts written ................................................................................... 91,054
Average notional value of swaption contracts written ........................................................................... 397,277
Credit default swaps
Average notional value — sell protection ................................................................................... 1,830,640
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 9,460,097
Average notional value — receives fixed rate ................................................................................ 12,033,641
Total return swaps
Average notional value ............................................................................................... 2,750,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,511,042 $ 2,507,624
Forward f oreign currency exchange contracts ................................................................. 924,238 1,611,600
Options
(a)
......................................................................................... 102,045 91,876
Swaps — centrally cleared .............................................................................. — 2,504
Swaps — OTC
(b)
..................................................................................... 282,811 69,430
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,820,136 $ 4,283,034
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,511,042) (2,517,665)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,309,094 $ 1,765,369
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Bank of America NA ............................... $ 117,177 $ (48,174) $ — $ — $ 69,003
Barclays Bank plc ................................ 109,105 (109,105) — — —
BNP Paribas SA ................................. 47,279 (47,279) — — —
Citibank NA ..................................... 190,468 (190,468) — — —
Deutsche Bank AG ................................ 16,330 (16,330) — — —
Goldman Sachs International ......................... 52,628 (52,628) — — —
HSBC Bank plc .................................. 109,640 (109,640) — — —
JPMorgan Chase Bank NA .......................... 176,163 (176,163) — — —
Morgan Stanley & Co. International plc .................. 407,153 (138,601) — (170,000) 98,552
Natwest Markets plc ............................... 14,943 (12,642) — — 2,301
Societe Generale SA .............................. 25,910 — — — 25,910
Standard Chartered Bank ........................... 1,250 (1,250) — — —
UBS AG ....................................... 41,048 (15,149) — — 25,899
$ 1,309,094 $ (917,429) $ — $ (170,000) $ 221,665
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA ............................... $ 48,174 $ (48,174) $ — $ — $ —
Barclays Bank plc ................................ 126,327 (109,105) — — 17,222
BNP Paribas SA ................................. 672,820 (47,279) — — 625,541
Citibank NA ..................................... 203,034 (190,468) — — 12,566
Deutsche Bank AG ................................ 20,643 (16,330) — — 4,313
Goldman Sachs International ......................... 86,645 (52,628) — — 34,017
HSBC Bank plc .................................. 176,217 (109,640) — — 66,577
JPMorgan Chase Bank NA .......................... 244,246 (176,163) — — 68,083
Morgan Stanley & Co. International plc .................. 138,601 (138,601) — — —
Natwest Markets plc ............................... 12,642 (12,642) — — —
Royal Bank of Canada ............................. 3,582 — — — 3,582
Standard Chartered Bank ........................... 17,289 (1,250) — — 16,039
UBS AG ....................................... 15,149 (15,149) — — —
$ 1,765,369 $ (917,429) $ — $ — $ 847,940
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 129,585,760 $ — $ 129,585,760
Common Stocks
Aerospace & Defense .................................... 11,300,838 8,466,812 — 19,767,650

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Air Freight & Logistics .................................... $ 1,117,707 $ 629,099 $ — $ 1,746,806
Automobile Components .................................. 47,966 593,409 — 641,375
Automobiles .......................................... — 1,036,063 — 1,036,063
Banks ............................................... 9,652,434 38,474,823 12 48,127,269
Beverages ........................................... 3,148,817 430,826 — 3,579,643
Biotechnology ......................................... 2,785,477 758,621 — 3,544,098
Broadline Retail ........................................ 10,332,877 517,298 — 10,850,175
Building Products ....................................... 1,851,672 1,463,888 — 3,315,560
Capital Markets ........................................ 5,927,605 3,765,577 — 9,693,182
Chemicals ............................................ 2,745,823 2,249,771 — 4,995,594
Commercial Services & Supplies ............................. 797,781 931,441 20,307 1,749,529
Communications Equipment ................................ 1,928,658 410,803 — 2,339,461
Construction & Engineering ................................ 966,245 2,206,774 57,120 3,230,139
Construction Materials .................................... — 641,040 — 641,040
Consumer Finance ...................................... 1,390,642 206,683 — 1,597,325
Consumer Staples Distribution & Retail ........................ 2,366,661 923,752 — 3,290,413
Containers & Packaging .................................. 1,054,150 — — 1,054,150
Diversified REITs ....................................... 1,093,696 2,245,025 — 3,338,721
Diversified Telecommunication Services ........................ 3,219,334 1,622,068 — 4,841,402
Electric Utilities ........................................ 11,476,195 2,786,005 — 14,262,200
Electrical Equipment ..................................... 2,678,860 4,530,826 — 7,209,686
Electronic Equipment, Instruments & Components ................. 1,334,828 1,340,138 — 2,674,966
Energy Equipment & Services .............................. 379,083 39,821 — 418,904
Entertainment ......................................... 417,657 171,728 — 589,385
Financial Services ...................................... 2,043,738 638,175 81,277 2,763,190
Food Products ......................................... 1,820,894 2,065,955 — 3,886,849
Gas Utilities ........................................... 831,594 482,774 — 1,314,368
Ground Transportation ................................... 2,951,435 396,604 62 3,348,101
Health Care Equipment & Supplies ........................... 4,657,842 1,324,000 — 5,981,842
Health Care Providers & Services ............................ 6,806,049 360,319 — 7,166,368
Health Care REITs ...................................... 4,653,008 581,334 — 5,234,342
Health Care Technology .................................. — 10,083 — 10,083
Hotel & Resort REITs .................................... 76,445 295,084 — 371,529
Hotels, Restaurants & Leisure .............................. 1,222,838 905,776 14,480 2,143,094
Household Durables ..................................... — 899,038 — 899,038
Household Products ..................................... 211,967 541,658 — 753,625
Independent Power and Renewable Electricity Producers ............ 178,866 749,375 — 928,241
Industrial Conglomerates .................................. 265,852 2,707,285 — 2,973,137
Industrial REITs ........................................ 3,511,107 2,998,823 — 6,509,930
Insurance ............................................ 3,211,045 5,942,565 — 9,153,610
Interactive Media & Services ............................... 18,431,898 165,444 — 18,597,342
IT Services ........................................... 2,668,510 1,519,092 18,200 4,205,802
Leisure Products ....................................... 215,968 17,382 — 233,350
Life Sciences Tools & Services .............................. 784,235 275,559 — 1,059,794
Machinery ............................................ 4,192,471 4,876,863 — 9,069,334
Marine Transportation .................................... 98,493 148,684 — 247,177
Media ............................................... 806,670 462,681 — 1,269,351
Metals & Mining ........................................ 910,375 2,930,461 — 3,840,836
Multi-Utilities .......................................... 3,848,861 1,173,042 — 5,021,903
Office REITs .......................................... 2,229,855 — — 2,229,855
Oil, Gas & Consumable Fuels ............................... 11,427,492 4,603,062 6 16,030,560
Passenger Airlines ...................................... 193,866 109,598 — 303,464
Personal Care Products .................................. — 1,331,982 — 1,331,982
Pharmaceuticals ....................................... 4,522,552 7,444,504 — 11,967,056
Professional Services .................................... 1,993,539 1,553,793 — 3,547,332
Real Estate Management & Development ....................... — 4,864,999 1 4,865,000
Residential REITs ....................................... 5,128,468 — — 5,128,468
Retail REITs .......................................... 3,984,253 572,929 — 4,557,182
Semiconductors & Semiconductor Equipment .................... 18,438,523 4,614,723 — 23,053,246
Software ............................................. 17,509,634 1,564,054 — 19,073,688
Specialized REITs ...................................... 6,665,379 — — 6,665,379
Specialty Retail ........................................ 1,002,762 1,004,402 — 2,007,164
Technology Hardware, Storage & Peripherals .................... 3,671,644 522,933 — 4,194,577
Textiles, Apparel & Luxury Goods ............................ 152,979 1,463,877 — 1,616,856
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 3,088,613 $ 2,272,588 $ — $ 5,361,201
Trading Companies & Distributors ............................ — 1,921,989 — 1,921,989
Transportation Infrastructure ............................... — 2,384,687 8,307 2,392,994
Water Utilities ......................................... 315,568 352,344 — 667,912
Wireless Telecommunication Services ......................... 35,518 1,178,087 — 1,213,605
Corporate Bonds
Aerospace & Defense .................................... — 7,400,794 — 7,400,794
Air Freight & Logistics .................................... — 159,054 — 159,054
Automobile Components .................................. — 6,586,651 — 6,586,651
Automobiles .......................................... — 2,783,569 — 2,783,569
Banks ............................................... — 309,446 — 309,446
Biotechnology ......................................... — 1,107,590 — 1,107,590
Broadline Retail ........................................ — 1,244,030 — 1,244,030
Building Products ....................................... — 3,063,996 — 3,063,996
Capital Markets ........................................ — 1,955,807 — 1,955,807
Chemicals ............................................ — 13,472,402 — 13,472,402
Commercial Services & Supplies ............................. — 16,085,596 — 16,085,596
Construction & Engineering ................................ — 1,408,587 — 1,408,587
Consumer Finance ...................................... — 4,052,841 — 4,052,841
Consumer Staples Distribution & Retail ........................ — 3,826,916 — 3,826,916
Containers & Packaging .................................. — 7,027,750 — 7,027,750
Distributors ........................................... — 939,240 — 939,240
Diversified Consumer Services .............................. — 2,266,668 — 2,266,668
Diversified REITs ....................................... — 1,099,166 — 1,099,166
Diversified Telecommunication Services ........................ — 26,209,587 — 26,209,587
Electric Utilities ........................................ — 6,976,250 — 6,976,250
Electronic Equipment, Instruments & Components ................. — 1,208,563 — 1,208,563
Energy Equipment & Services .............................. — 4,683,318 — 4,683,318
Entertainment ......................................... — 497,650 — 497,650
Financial Services ...................................... — 10,666,584 — 10,666,584
Food Products ......................................... — 4,353,604 — 4,353,604
Gas Utilities ........................................... — 193,051 — 193,051
Ground Transportation ................................... — 4,858,011 — 4,858,011
Health Care Equipment & Supplies ........................... — 1,255,932 — 1,255,932
Health Care Providers & Services ............................ — 7,327,062 — 7,327,062
Health Care REITs ...................................... — 1,523,850 — 1,523,850
Health Care Technology .................................. — 401,185 — 401,185
Hotel & Resort REITs .................................... — 3,080,006 — 3,080,006
Hotels, Restaurants & Leisure .............................. — 15,055,928 — 15,055,928
Household Durables ..................................... — 4,115,462 — 4,115,462
Independent Power and Renewable Electricity Producers ............ — 4,479,707 — 4,479,707
Insurance ............................................ — 15,441,794 — 15,441,794
Interactive Media & Services ............................... — 343,867 — 343,867
IT Services ........................................... — 10,533,961 131,200 10,665,161
Life Sciences Tools & Services .............................. — 42,768 — 42,768
Machinery ............................................ — 2,283,009 — 2,283,009
Media ............................................... — 15,464,269 — 15,464,269
Metals & Mining ........................................ — 9,906,723 — 9,906,723
Mortgage Real Estate Investment Trusts (REITs) .................. — 524,104 — 524,104
Office REITs .......................................... — 573,636 — 573,636
Oil, Gas & Consumable Fuels ............................... — 20,556,009 — 20,556,009
Paper & Forest Products .................................. — 659,234 — 659,234
Passenger Airlines ...................................... — 582,646 — 582,646
Personal Care Products .................................. — 527,786 — 527,786
Pharmaceuticals ....................................... — 5,888,107 — 5,888,107
Professional Services .................................... — 1,571,402 — 1,571,402
Real Estate Management & Development ....................... — 3,184,911 — 3,184,911
Retail REITs .......................................... — 131,212 — 131,212
Semiconductors & Semiconductor Equipment .................... — 1,043,753 — 1,043,753
Software ............................................. — 6,821,737 — 6,821,737
Specialized REITs ...................................... — 1,738,999 — 1,738,999
Specialty Retail ........................................ — 5,750,241 — 5,750,241
Technology Hardware, Storage & Peripherals .................... — 221,302 — 221,302
Textiles, Apparel & Luxury Goods ............................ — 2,467,222 — 2,467,222
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 5,841,689 $ — $ 5,841,689
Transportation Infrastructure ............................... — 710,702 6,995 717,697
Wireless Telecommunication Services ......................... — 6,627,001 — 6,627,001
Equity-Linked Notes ...................................... — 514,352,838 — 514,352,838
Fixed Rate Loan Interests ................................... — 1,230,881 — 1,230,881
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,833,734 — 2,833,734
Air Freight & Logistics .................................... — 48,022 — 48,022
Automobile Components .................................. — 2,272,312 — 2,272,312
Automobiles .......................................... — 476,504 — 476,504
Beverages ........................................... — 294,564 — 294,564
Biotechnology ......................................... — 501,961 — 501,961
Broadline Retail ........................................ — 556,828 — 556,828
Building Products ....................................... — 1,208,908 56,923 1,265,831
Capital Markets ........................................ — 3,935,520 19,948 3,955,468
Chemicals ............................................ — 4,752,090 300,973 5,053,063
Commercial Services & Supplies ............................. — 3,294,352 218,844 3,513,196
Communications Equipment ................................ — 272,845 — 272,845
Construction & Engineering ................................ — 1,510,622 — 1,510,622
Construction Materials .................................... — 1,870,376 — 1,870,376
Consumer Staples Distribution & Retail ........................ — 1,050,931 — 1,050,931
Containers & Packaging .................................. — 3,055,405 — 3,055,405
Diversified Consumer Services .............................. — 546,654 — 546,654
Diversified Telecommunication Services ........................ — 2,767,780 — 2,767,780
Electric Utilities ........................................ — 790,513 — 790,513
Electrical Equipment ..................................... — 211,767 — 211,767
Electronic Equipment, Instruments & Components ................. — 593,760 404,744 998,504
Energy Equipment & Services .............................. — — 310,220 310,220
Entertainment ......................................... — 2,690,628 — 2,690,628
Financial Services ...................................... — 2,986,619 — 2,986,619
Food Products ......................................... — 996,750 — 996,750
Gas Utilities ........................................... — 508,086 — 508,086
Ground Transportation ................................... — 989,682 — 989,682
Health Care Equipment & Supplies ........................... — 1,358,856 — 1,358,856
Health Care Providers & Services ............................ — 2,856,262 — 2,856,262
Health Care Technology .................................. — 652,495 159,192 811,687
Hotels, Restaurants & Leisure .............................. — 5,026,881 39,377 5,066,258
Household Durables ..................................... — 308,161 — 308,161
Household Products ..................................... — 212,504 — 212,504
Independent Power and Renewable Electricity Producers ............ — 653,377 — 653,377
Industrial Conglomerates .................................. — 2,871,273 — 2,871,273
Insurance ............................................ — 3,464,499 — 3,464,499
IT Services ........................................... — 3,399,828 — 3,399,828
Leisure Products ....................................... — 79,700 — 79,700
Life Sciences Tools & Services .............................. — 453,613 — 453,613
Machinery ............................................ — 3,774,001 70,823 3,844,824
Media ............................................... — 1,910,472 — 1,910,472
Multi-Utilities .......................................... — 367,263 — 367,263
Oil, Gas & Consumable Fuels ............................... — 1,384,595 — 1,384,595
Passenger Airlines ...................................... — 1,519,419 — 1,519,419
Pharmaceuticals ....................................... — 1,443,350 — 1,443,350
Professional Services .................................... — 1,586,602 — 1,586,602
Real Estate Management & Development ....................... — 73,784 — 73,784
Semiconductors & Semiconductor Equipment .................... — 487,929 — 487,929
Software ............................................. — 5,470,374 84,069 5,554,443
Specialty Retail ........................................ — 1,728,668 59,899 1,788,567
Technology Hardware, Storage & Peripherals .................... — 293,291 — 293,291
Tobacco ............................................. — 15,949 — 15,949
Trading Companies & Distributors ............................ — 1,523,048 — 1,523,048
Transportation Infrastructure ............................... — 829,697 101,151 930,848
Wireless Telecommunication Services ......................... — 138,610 165,442 304,052
Foreign Agency Obligations ................................. — 2,972,222 — 2,972,222
Foreign Government Obligations .............................. — 48,383,539 — 48,383,539
Investment Companies .................................... 22,357,938 — — 22,357,938
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Non-Agency Mortgage-Backed Securities ........................ $ — $ 107,608,674 $ 999,979 $ 108,608,653
Preferred Securities
Automobiles .......................................... — 727,528 — 727,528
Banks ............................................... — 4,229,468 — 4,229,468
Broadline Retail ........................................ — 506,673 — 506,673
Capital Markets ........................................ — 2,753,303 — 2,753,303
Chemicals ............................................ — 51,496 — 51,496
Construction Materials .................................... — 205,900 — 205,900
Consumer Finance ...................................... — 231,752 — 231,752
Diversified Telecommunication Services ........................ — 742,852 — 742,852
Electric Utilities ........................................ — 2,146,380 — 2,146,380
Financial Services ...................................... — 187,653 — 187,653
Gas Utilities ........................................... — 246,585 — 246,585
Hotels, Restaurants & Leisure .............................. — 284,590 — 284,590
Household Products ..................................... — 39,056 — 39,056
Independent Power and Renewable Electricity Producers ............ — 705,262 — 705,262
Insurance ............................................ — 578,491 — 578,491
IT Services ........................................... — 3,364 4,870 8,234
Machinery ............................................ — 31,665 3,448 35,113
Multi-Utilities .......................................... — 191,840 — 191,840
Oil, Gas & Consumable Fuels ............................... — 3,100,094 — 3,100,094
Paper & Forest Products .................................. — 204,062 — 204,062
Pharmaceuticals ....................................... — 699,956 — 699,956
Real Estate Management & Development ....................... — 865,474 — 865,474
Wireless Telecommunication Services ......................... — 652,232 — 652,232
U.S. Government Sponsored Agency Securities .................... — 314,682 — 314,682
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 4,719,262 — 4,719,262
Money Market Funds ...................................... 97,285,503 — — 97,285,503
Options Purchased
Foreign currency exchange contracts ........................... — 102,045 — 102,045
Unfunded Floating Rate Loan Interests
(a)
........................... — 240 — 240
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (11,291) (593) (11,884)
$ 342,419,253 $ 1,351,331,077 $ 3,337,276 $ 1,697,087,606
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 65,273 $ — $ 65,273
Equity contracts ........................................... — 456,938 — 456,938
Foreign currency exchange contracts ............................ 126,547 924,238 — 1,050,785
Interest rate contracts ....................................... 2,287,603 156,157 — 2,443,760
Liabilities
Credit contracts ........................................... — (33,308) — (33,308)
Equity contracts ........................................... (4,028,144) — — (4,028,144)
Foreign currency exchange contracts ............................ (102,981) (1,695,939) — (1,798,920)
Interest rate contracts ....................................... (2,086,067) (115,983) — (2,202,050)
$ (3,803,042) $ (242,624) $ — $ (4,045,666)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.95%, 04/15/38
(a) (b)
.......... USD 6,000 $ 5,997,202
720 East CLO Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.06%, 01/20/38
(a) (b)
.......... 4,060 4,065,798
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.04%, 07/20/38
(a) (b)
.......... 10,000 10,023,077
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.03%, 02/15/37
(a) (c)
................ EUR 490 572,363
Abry Liquid Credit CLO Ltd.
(a)(b)
Series 2025-2A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.06%,
01/15/38 ..................... USD 5,000 5,009,215
Series 2026-3A, Class A1, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 4.96%,
04/20/39 ..................... 4,000 4,004,580
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%, 08/18/44
(a) (b)
2,000 2,001,316
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.97%, 04/22/38
(a) (b)
.......... 2,750 2,751,925
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.09%, 07/17/37 ................ 5,000 5,007,485
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.65%, 07/17/37 ................ 1,000 1,000,474
AIMCO CLO 27 Ltd., Series 2026-27A, Class
A1, (3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 4.82%, 04/20/39
(a) (b)
.......... 2,500 2,498,347
AMSR Trust
(b)
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,922,725
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ..................... 500 474,891
Series 2026-SFR1, Class F1, 3.78%,
04/17/43 ..................... 5,769 4,949,640
Anchorage Capital CLO 11 Ltd.
(a)(b)
Series 2019-11A, Class C1R2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
6.13%, 07/22/37 ................ 700 700,000
Series 2019-11AR, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
0.00%, 07/22/39 ................ 700 700,000
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.14%, 07/20/38
(a) (b)
7,000 7,016,681
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.10%, 10/15/38
(a) (b)
3,000 3,004,989
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.03%, 10/20/38
(a) (b)
10,000 10,017,000
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A1R, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 5.01%, 07/15/39
(a) (b)
8,000 8,006,608
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.03%, 10/20/38
(a) (b)
.......... 2,000 2,004,800
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.10%, 07/15/37
(a) (b)
.......... USD 10,000 $ 10,009,515
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.06%, 10/25/38 ................ 2,000 2,002,610
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.41%,
10/25/38 ..................... 1,809 1,814,467
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.77%, 07/25/39
(a) (c)
................ EUR 530 611,169
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 07/25/43
(a) (b)
................ USD 10,000 10,032,869
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.07%, 12/17/29
(a) (b)
................ 10,060 10,067,889
Ares Loan Funding VI Ltd., Series 2024-ALF6A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.00%, 07/15/39
(a) (b)
..... 7,900 7,903,950
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.03%, 01/24/38
(a) (b)
..... 9,000 9,011,610
Ares LXX CLO Ltd., Series 2023-70A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 5.06%, 01/25/39
(a) (b)
......... 3,000 3,002,035
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.07%, 07/15/38
(a) (b)
.......... 2,000 2,004,652
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.10%, 01/15/38
(a) (b)
..... 4,000 4,007,195
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.23%, 01/15/39
(a) (c)
................ EUR 770 887,211
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
5.01%, 01/15/39
(a) (b)
................ USD 8,000 8,004,954
Arini US CLO VII Ltd., Series 7A, Class B, (3-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.30%, 07/15/39
(a) (b)
................ 1,000 999,701
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.58%, 10/15/38
(a) (c)
................ EUR 350 402,089
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.23%, 04/15/38
(a) (c)
................ 530 609,034
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.48%, 01/15/38
(a) (c)
................ 570 660,048
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.05%, 10/25/38
(a) (b)
.......... USD 8,250 8,259,607
BBAM US CLO IV Ltd., Series 2024-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.88%, 07/15/39
(a) (b)
......... 7,500 7,501,792
BBAM US CLO VII Ltd.
(a)(b)
Series 2026-7A, Class A1, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 5.01%,
07/27/39 ..................... 5,000 4,999,751
Series 2026-7A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.53%,
07/27/39 ..................... 1,500 1,501,298

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
4.99%, 01/25/35 ................ USD 165 $ 175,735
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.18%, 09/25/36 ................ 200 196,721
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 03/25/37 ................ 1,416 1,339,843
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 03/25/37 ................ 1,164 1,114,000
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 04/25/37 ................ 2,823 2,738,975
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 4.95%,
04/25/34
(a)
...................... 682 681,524
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.00%, 10/20/38
(a) (b)
5,000 5,006,225
Benefit Street Partners CLO IV Ltd., Series 2014-
IVA, Class AR5, (3-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.98%, 10/20/38
(a) (b)
2,500 2,503,250
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.91%, 04/20/38
(a) (b)
3,000 2,995,786
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1RR, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.94%,
07/20/39
(a) (b)
..................... 5,000 4,997,655
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.99%,
10/15/38
(a) (b)
..................... 10,000 10,009,000
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.99%, 01/25/38
(a) (b)
18,000 17,984,351
Benefit Street Partners CLO XXXVI Ltd., Series
2024-36A, Class B, (3-mo. CME Term SOFR
at 1.65% Floor + 1.65%), 5.46%, 01/25/38
(a) (b)
1,800 1,803,061
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.12%, 01/25/38
(a) (b)
5,100 5,111,024
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.06%, 10/23/38
(a) (b)
..... 10,000 10,021,326
Birch Grove CLO 16 Ltd., Series 2026-16A,
Class A1, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 4.91%, 04/23/39
(a) (b)
..... 4,000 3,997,996
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
4.99%, 01/19/38 ................ 2,500 2,502,672
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.33%,
01/19/38 ..................... 7,500 7,505,624
Birch Grove CLO 4 Ltd., Series 2022-4A, Class
A1R2, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 5.23%, 07/15/37
(a) (b)
..... 6,700 6,700,000
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 5.02%, 04/20/39
(a) (b)
......... 10,000 10,007,877
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.13%,
10/22/37 ..................... USD 17,000 $ 17,000,000
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.43%,
10/22/37 ..................... 2,000 2,003,320
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.95%, 04/20/38
(a) (b)
.......... 3,000 3,000,870
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.06%, 07/20/38
(a) (b)
.......... 10,000 10,016,370
Buckhorn Park CLO Ltd., Series 2019-1A, Class
CRR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 5.58%, 07/18/34
(a) (b)
......... 2,500 2,502,727
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.13%, 10/21/37 ................ 10,000 10,020,170
Series 2019-2A, Class AR2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.11%, 10/15/37 ................ 5,500 5,508,025
Series 2021-6A, Class A1R, (3-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.04%, 01/15/38 ................ 5,000 5,011,065
Series 2022-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
5.04%, 10/25/38 ................ 5,000 5,001,500
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.09%, 04/25/36
(a)
. 2,876 2,610,286
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.03%, 03/31/38
(a) (b)
.......... 6,010 6,019,212
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.43%, 10/15/39
(a) (c)
.......... EUR 710 818,842
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.14%, 10/24/37 ................ USD 7,000 7,010,892
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.74%, 01/17/35 ................ 6,000 5,999,197
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.43%,
01/18/38 ..................... 1,000 1,003,110
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.97%,
01/17/38 ..................... 2,700 2,700,761
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.50%,
01/17/38 ..................... 2,000 2,000,331
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.02%, 10/15/38 ................ 16,500 16,524,626
Series 2019-5A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 10/15/38 ................ 2,200 2,207,084
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.59%,
07/16/37 ..................... 10,000 10,006,501
Series 2020-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.05%, 01/15/40 ................ 2,500 2,505,651

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.55%,
01/15/40 ..................... USD 2,000 $ 2,002,458
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.23%, 07/25/37 ................ 2,000 2,001,150
Series 2021-1A, Class CR, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.91%,
07/25/37 ..................... 9,500 9,510,789
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.11%,
07/23/37 ..................... 9,000 9,008,210
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.99%, 10/15/38 ................ 4,500 4,502,088
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.25%,
04/22/37 ..................... 3,000 3,002,416
Series 2024-2AR, Class A1R, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
0.00%, 04/22/37 ................ 3,000 3,000,000
Series 2024-3A, Class A1R, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
5.04%, 07/21/39 ................ 7,000 7,000,000
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.07%,
10/24/38 ..................... 5,000 5,011,535
Citigroup Mortgage Loan Trust, Series 2007-
AHL3, Class A3B, (1-mo. CME Term SOFR at
0.17% Floor + 0.28%), 4.01%, 07/25/45
(a)
. 1,641 1,171,198
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 4.30%,
08/25/36
(a)
...................... 2,950 2,748,437
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 4 4,327
Series 1997-7, Class M1, 7.03%, 07/15/28 . 547 551,316
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.53%, 10/15/37
(a) (c)
................ EUR 770 879,950
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.42%, 11/20/38
(a) (c)
................ 680 779,967
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.18%,
07/25/37
(a) (b)
..................... USD 1,005 663,868
CTM CLO Ltd.
(a)(b)
Series 2025-2A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.05%,
10/20/38 ..................... 7,500 7,514,402
Series 2026-4A, Class A1, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 0.00%,
07/20/39 ..................... 5,000 5,000,000
CWABS Asset-Backed Certificates Trust, Series
2006-22, Class M1, (1-mo. CME Term SOFR
at 0.35% Floor + 0.46%), 4.18%, 05/25/47
(a)
2,243 2,169,418
Deephaven Residential Mortgage Trust, Series
2026-CES1, Class A1A, 5.31%, 03/25/61
(b) (d)
4,740 4,707,925
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.04%,
04/20/38 ..................... 9,000 9,020,222
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.63%,
04/20/38 ..................... 5,000 5,005,399
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.97%, 10/20/38
(a) (b)
..... USD 5,000 $ 5,005,628
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.08%, 01/15/38
(a) (b)
..... 5,000 5,007,053
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.99%, 01/15/39
(a) (b)
..... 2,400 2,402,616
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.03%, 04/15/39
(a) (b)
..... 10,000 10,019,990
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 3.74%, 07/20/39
(a) (b)
..... 5,000 4,999,315
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.13%, 10/20/37
(a) (b)
..... 4,810 4,818,917
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.90%, 04/20/38
(a) (b)
..... 3,000 2,995,497
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.04%, 07/18/30
(a) (b)
..... 2,000 2,007,013
Eldridge CLO Ltd.
(a)(b)
Series 2025-1A, Class A1, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.06%,
10/20/38 ..................... 6,800 6,810,193
Series 2026-4A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 0.00%,
07/23/39 ..................... 7,000 7,000,000
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.03%, 03/31/38
(a) (b)
.......... 2,500 2,503,552
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.63%, 01/15/38
(a) (c)
................ EUR 1,340 1,538,582
Elmwood CLO 14 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 5.03%, 10/20/38
(a) (b)
......... USD 3,000 3,007,187
Elmwood CLO 20 Ltd., Series 2022-7A, Class
AR2, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.93%, 01/20/39
(a) (b)
......... 3,000 3,000,000
Elmwood CLO 22 Ltd., Series 2023-1A, Class
BR, (3-mo. CME Term SOFR at 1.58% Floor
+ 1.58%), 5.33%, 04/17/38
(a) (b)
......... 1,200 1,203,528
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.45%, 01/17/38
(a) (b)
.......... 1,000 999,687
Elmwood CLO 40 Ltd., Series 2025-3A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.99%, 03/22/38
(a) (b)
.......... 5,000 5,003,516
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.43%, 10/20/37
(a) (b)
......... 2,000 2,004,620
Elmwood CLO III Ltd., Series 2019-3A, Class
A1RR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.11%, 07/18/37
(a) (b)
..... 2,500 2,500,662
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor
+ 1.80%), 5.53%, 04/20/38
(a) (b)
......... 1,500 1,501,916
Elmwood CLO XI Ltd., Series 2021-4A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.28%, 01/20/38
(a) (b)
......... 1,365 1,369,546

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
4.89%, 10/25/34 ................ USD 1,162 $ 1,074,858
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.08%, 10/25/36 ................ 2,656 1,670,323
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.16%, 10/25/36 ................ 1,557 989,159
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.99%, 12/25/36 ................ 1,617 1,397,684
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.39%, 01/25/36 ................ 2,573 2,546,130
FirstKey Homes Trust, Series 2022-SFR1, Class
E1, 5.00%, 05/19/39
(b)
.............. 6,000 5,932,448
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.25%, 07/15/36
(a) (b)
.......... 2,000 2,002,600
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,883,578
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
08/19/42 ..................... 10,740 10,750,539
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
01/19/44 ..................... 704 705,315
Garnet CLO 4 Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.97%, 01/20/39
(a) (b)
.......... 2,500 2,502,736
GoldenTree Loan Management US CLO 17 Ltd.,
Series 2023-17A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.38%,
01/20/39
(a) (b)
..................... 2,500 2,505,575
GoldenTree Loan Management US CLO 9 Ltd.,
Series 2021-9A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.96%,
04/20/37
(a) (b)
..................... 8,000 8,001,760
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.07%,
10/20/37
(a) (b)
..................... 17,000 17,025,390
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.09%,
10/25/37
(a) (b)
..................... 2,350 2,354,854
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.17%, 10/25/37
(a) (b)
2,000 2,003,043
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.21%, 07/25/37
(a) (b)
2,000 2,000,000
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.48%, 10/25/37
(a) (b)
3,000 3,001,501
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.06%, 07/20/38
(a) (b)
2,500 2,504,688
GreenPoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
......... 3,018 1,446,638
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.46%, 10/15/42
(a) (b)
7,000 7,019,972
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.54%,
12/25/35
(a)
.................... USD 1,025 $ 452,769
Series 2006-4, Class 1A1, 3.97%, 03/25/36
(a)
2,220 1,505,256
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.20%,
03/25/36
(a)
.................... 3,132 845,159
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,095 683,903
Series 2007-9, Class A3A, 7.00%, 10/25/37 3,594 1,310,660
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 11/25/36 ................ 5,592 2,484,653
Series 2006-HE5, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.29%, 08/25/36 ................ 2,127 1,756,631
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.32%, 08/25/36 ................ 1,118 963,861
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.90%, 01/30/35
(a) (b)
.......... 3,500 3,498,320
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.08%, 01/20/38
(a) (b)
......... 4,000 4,006,717
Hambridge Euro CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.78%, 10/20/38
(a) (c)
................ EUR 710 827,552
Henley CLO XI DAC, Series 11X, Class D,
(3-mo. EURIBOR at 2.60% Floor + 2.60%),
5.07%, 04/25/39
(a) (c)
................ 1,120 1,292,293
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.53%, 01/15/38
(a) (c)
................ 680 784,630
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.14%, 05/25/37
(a)
.......... USD 2,034 1,790,030
ICG US CLO Ltd., Series 2026-1A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 0.00%, 03/30/39
(a) (b)
.......... 10,000 10,000,000
Invesco CLO Ltd., Series 2022-1A, Class B,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.53%, 04/20/35
(a) (b)
.......... 3,125 3,124,625
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.04%,
07/25/36
(a)
...................... 2,975 2,668,945
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class B, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 5.58%, 07/20/37
(a) (b)
..... 4,000 4,003,999
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.13%, 10/22/37
(a) (b)
..... 10,000 10,018,720
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.98%, 04/22/36
(a) (b)
..... 4,000 4,001,102
Kennedy Lewis CLO 2 Ltd., Series 2A, Class
AR2, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.16%, 10/22/37
(a) (b)
......... 7,965 7,980,278
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
BRR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.48%, 07/20/37
(a) (b)
......... 2,750 2,755,555
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.08%, 01/20/38
(a) (b)
.......... 3,000 3,005,096

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.14%, 12/25/37
(a)
........... USD 3,979 $ 4,096,096
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.36%,
08/25/45 ..................... 1,154 1,117,381
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.14%,
05/25/36 ..................... 18,941 9,718,625
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.14%,
07/25/36 ..................... 5,359 2,121,555
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.15%,
08/25/36 ..................... 5,591 2,903,405
Series 2006-9, Class 2A2, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 4.06%,
10/25/36 ..................... 1,631 495,576
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.44%, 01/25/36 ................ 1,081 973,054
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.91%, 03/25/38
(a) (b)
2,000 1,997,304
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.10%, 08/15/37
(a) (b)
..... 5,000 5,005,745
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.36%,
06/25/36
(a) (b)
..................... 1,504 1,410,103
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.12%,
02/18/43
(a) (b)
..................... 6,536 6,543,014
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 560 108,653
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.38%,
07/20/39
(a) (b)
..................... 1,700 1,703,791
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class AR, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 5.02%,
10/16/37
(a) (b)
..................... 3,500 3,502,236
Neuberger Berman Loan Advisers CLO 44 Ltd.,
Series 2021-44A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.29%,
10/16/35
(a) (b)
..................... 2,000 2,002,580
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.06%,
10/20/38 ..................... 6,500 6,510,173
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.43%,
10/20/38 ..................... 1,000 1,002,000
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.11%, 01/20/38 ................ 6,000 6,011,478
Series 2020-1A, Class ARR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.94%, 01/15/38 ................ 10,000 9,992,500
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.30%, 01/15/38 ................ USD 3,500 $ 3,501,960
Series 2023-2A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.08%, 07/20/38 ................ 5,000 5,009,205
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.38%,
10/22/37 ..................... 4,000 4,010,040
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
129 129,348
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,087 688,626
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
243 71,941
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.71%, 01/26/38 ................ 3,700 3,707,940
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.11%, 07/26/38 ................ 5,000 5,011,072
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.10%, 07/20/37 ................ 5,000 5,005,172
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.91%, 04/20/38 ................ 6,334 6,325,343
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.68%, 10/20/37 ................ 4,500 4,505,864
Series 2021-23A, Class AR2, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.94%, 01/17/39 ................ 2,000 2,000,516
Series 2024-32A, Class A1R, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.95%, 07/23/39 ................ 3,000 2,998,751
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.24%,
04/16/38 ..................... 1,500 1,501,005
OHA Credit Funding 1 Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.18%,
04/20/37 ..................... 1,000 1,000,000
Series 2018-1AR, Class CR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
0.00%, 07/20/39 ................ 1,000 1,000,000
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.48%, 01/21/38
(a) (b)
..... 1,500 1,500,193
OHA Credit Funding 22 Ltd., Series 2025-22A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.06%, 07/20/38
(a) (b)
..... 2,000 2,000,291
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.05%, 01/20/38
(a) (b)
..... 2,000 2,003,206
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.38%, 10/20/37
(a) (b)
5,000 5,010,150
OHA Credit Funding Ltd., Series 2024-17RA,
Class A1, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.87%, 04/20/39
(a) (b)
..... 2,500 2,498,320
OHA Credit Partners XI Ltd., Series 2015-11A,
Class BR3, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.23%, 07/20/39
(a) (b)
..... 4,600 4,610,672

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.38%, 07/21/37
(a) (b)
..... USD 3,000 $ 3,006,120
OHA Credit Partners XVII Ltd., Series 2024-17A,
Class A, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.05%, 01/18/38
(a) (b)
..... 3,000 3,004,793
OHA Loan Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.10% Floor
+ 2.10%), 5.83%, 07/20/37
(a) (b)
......... 3,265 3,268,463
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.45%, 08/14/38 ................ 2,360 2,362,989
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.65%,
10/15/38 ..................... 5,000 5,002,500
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.60%,
07/15/38 ..................... 4,850 4,847,546
Series 2023-1A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.98%,
01/20/38 ..................... 5,000 5,006,380
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.08%,
07/20/37 ..................... 8,000 8,007,722
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.50%,
01/15/38 ..................... 1,000 1,000,129
Park Blue CLO Ltd.
(a)(b)
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.08%,
10/20/38 ..................... 2,000 2,003,500
Series 2026-11A, Class A1, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.89%,
07/20/39 ..................... 5,000 5,000,110
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.17%,
08/18/43
(a) (b)
..................... 1,000 1,003,002
Pikes Peak CLO 18, Series 2025-18A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.95%, 04/20/38
(a) (b)
.......... 5,000 5,001,445
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.77%, 10/25/34
(a) (b)
.......... 1,600 1,601,152
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.51%, 10/27/38
(a) (b)
.......... 3,000 3,006,000
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.59%,
10/16/37 ..................... 1,050 1,052,730
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.03%, 10/20/38 ................ 4,500 4,507,653
Series 2024-1A, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.00%, 03/30/39 ................ 5,000 5,004,032
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.31%,
03/30/39 ..................... 3,000 2,997,270
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 4,949 4,786,099
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,941,985
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 498,346
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2026-SFR1, Class E, 4.10%, 02/17/43 USD 1,000 $ 910,509
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.34%, 03/19/43
(a) (b)
.......... 2,740 2,742,542
RAD CLO 23 Ltd., Series 2024-23A, Class
A1AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.96%, 07/20/41
(a) (b)
..... 7,000 7,004,879
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.76%, 04/23/34
(a) (b)
.......... 3,750 3,762,713
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.01%, 01/15/35
(a) (b)
.......... 3,500 3,504,309
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.13%, 01/25/38
(a) (b)
.......... 5,600 5,608,759
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.63%, 10/20/38
(a) (b)
......... 1,250 1,252,697
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 5.33%, 10/20/38
(a) (b)
......... 1,320 1,324,185
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.93%, 01/15/38
(a) (b)
......... 2,250 2,247,525
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.05%, 01/20/38
(a) (b)
..... 3,000 3,007,167
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.87%, 07/25/39
(a) (b)
..... 6,500 6,500,000
Renaissance Home Equity Loan Trust, Series
2004-4, Class MF2, 5.82%, 02/25/35
(d)
... 1,097 976,987
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.64%, 04/20/34 ................ 3,500 3,502,170
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.79%,
10/20/30 ..................... 2,300 2,304,464
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 5.62%,
05/20/31 ..................... 1,000 999,430
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.79%,
10/20/31 ..................... 1,113 1,111,948
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.19%,
10/20/31 ..................... 700 702,727
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.47%, 10/25/37 EUR 970 1,105,584
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.53%, 01/15/40 1,270 1,459,081
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.13%, 04/15/36
(a) (b)
................ USD 1,500 1,500,848
RR 21 Ltd., Series 2022-21A, Class A2R, (3-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.45%, 07/15/39
(a) (b)
................ 2,000 2,004,000
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.94%, 01/30/38
(a) (b)
..... 1,250 1,255,528
Sandstone Peak III Ltd., Series 2024-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 5.11%, 04/25/37
(a) (b)
......... 2,000 2,002,079

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.10%, 07/22/38
(a) (b)
.......... USD 3,000 $ 3,005,229
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.93%, 07/15/38
(a) (c)
.......... EUR 650 749,120
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.03%, 01/22/38
(a) (b)
..... USD 5,000 5,009,960
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A1R2, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 5.04%, 04/25/37
(a) (b)
..... 5,000 5,001,060
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.15%, 10/15/37
(a) (b)
.......... 5,000 5,009,275
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.27%, 03/31/38
(a) (b)
.......... 5,000 5,016,760
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.43%, 01/15/39
(a) (c)
................ EUR 710 822,329
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.48%, 01/20/38
(a) (b)
..... USD 3,250 3,254,062
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.35%, 07/17/38 ................ 3,000 3,006,450
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.60%, 07/17/38 ................ 1,000 1,001,698
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.00%, 10/17/38
(a) (b)
..... 5,000 5,006,480
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.50%, 08/25/38
(a) (c)
................ EUR 590 682,626
Sona US CLO 1 Ltd., Series 2026-1A, Class A1,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.05%, 04/25/39
(a) (b)
.......... USD 6,000 6,010,973
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.26%, 07/15/34
(a) (b)
..... 2,250 2,252,748
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.16%, 10/25/36 ................ 4,274 2,874,060
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.30%, 01/25/37
(b)
............... 1,204 680,016
Symetra CLO Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 5.02%, 04/20/38
(a) (b)
.......... 6,310 6,322,942
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.73%, 07/24/38
(a) (b)
......... 1,500 1,500,510
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class DR, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.12%, 07/16/40
(a) (c)
..... EUR 550 632,432
TPG CLO Ltd., Series 2025-1A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor + 1.37%),
5.12%, 07/15/37
(a) (b)
................ USD 7,000 7,013,130
Trestles CLO V Ltd., Series 2021-5A, Class
A1R2, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.90%, 07/20/39
(a) (b)
..... 10,000 10,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.99%, 04/25/38
(a) (b)
......... USD 2,000 $ 1,997,245
Trestles CLO VIII Ltd., Series 2025-8A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.93%, 07/20/39
(a) (b)
......... 5,000 4,999,270
Tricon American Homes Trust, Series 2020-
SFR2, Class E2, 3.08%, 11/17/39
(b)
..... 1,000 961,764
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.17%,
07/23/37 ..................... 7,250 7,260,164
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.55%,
07/23/37 ..................... 1,000 1,001,220
Trinitas CLO XXIX Ltd.
(a)(b)
Series 2024-29A, Class A1, (3-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
07/23/37 ..................... 2,000 2,000,000
Series 2024-29AR, Class A1R, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
0.00%, 10/23/39 ................ 2,000 2,000,000
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 4.99%, 01/23/39
(a) (b)
......... 8,000 8,007,555
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.12%, 10/23/37
(a) (b)
.......... 6,000 6,009,444
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 1,240 1,727,271
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.88%, 01/15/38
(a) (c)
................ EUR 1,010 1,172,266
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.53%, 01/15/39
(a) (c)
................ 2,060 2,386,497
Vista Point Securitization Trust, Series 2026-
CES2, Class A1, 5.42%, 05/25/56
(b) (d)
.... USD 4,845 4,831,591
Voya CLO Ltd.
(a)(b)
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
6.09%, 07/14/31 ................ 500 501,750
Series 2018-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.11%, 10/15/37 ................ 2,775 2,779,019
Series 2026-2A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 4.95%,
07/15/39 ..................... 5,000 5,000,000
Warwick Capital CLO 3 Ltd., Series 2024-3A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.93%, 07/20/39
(a) (b)
..... 7,500 7,499,699
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.13%,
07/20/37 ..................... 13,500 13,500,000
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.48%,
07/20/37 ..................... 1,000 1,002,560
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.03%, 10/21/38
(a) (b)
..... 2,750 2,754,699
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
3.87%, 10/25/36
(a)
................. 10,135 7,734,301

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wellington Management CLO 2 Ltd., Series
2024-2A, Class AR, (3-mo. CME Term SOFR
at 1.29% Floor + 1.29%), 5.02%, 04/20/39
(a) (b)
USD 3,000 $ 3,002,898
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.88%, 04/18/38
(a) (b)
6,000 5,990,908
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.02%, 10/18/38
(a) (b)
3,000 3,004,756
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.01%, 07/20/39
(a) (b)
..... 8,000 8,000,190
Total Asset-Backed Securities — 11 .1%
(Cost: $ 1,175,414,810 ) ............................ 1,162,901,293
Shares
Shares
Common Stocks
Aerospace & Defense — 0.9%
Airbus SE ......................... 14,249 3,345,077
Axon Enterprise, Inc.
(e)
................ 817 431,180
BAE Systems plc .................... 212,308 6,010,298
Boeing Co. (The)
(e)
................... 33,529 7,246,958
BWX Technologies, Inc. ............... 5,252 886,012
Curtiss-Wright Corp. .................. 2,725 1,972,900
Dassault Aviation SA ................. 6,462 2,232,298
Elbit Systems Ltd. ................... 775 626,071
GE Aerospace ...................... 8,994 3,238,470
General Dynamics Corp. ............... 3,089 1,184,384
Hanwha Aerospace Co. Ltd. ............ 1,554 997,649
Hanwha Systems Co. Ltd. .............. 12,977 568,344
HEICO Corp. ...................... 4,732 1,686,295
Hensoldt AG ....................... 14,915 1,370,076
Hexcel Corp. ....................... 7,136 734,651
Honeywell Aerospace, Inc.
(e)
............ 29,907 6,182,973
Howmet Aerospace, Inc. ............... 8,397 2,370,137
Huntington Ingalls Industries, Inc. ......... 4,454 1,454,008
Kongsberg Gruppen ASA .............. 90,271 2,821,237
Korea Aerospace Industries Ltd. .......... 6,093 542,487
Kratos Defense & Security Solutions, Inc.
(e)
.. 18,138 845,231
L3Harris Technologies, Inc. ............. 14,491 4,014,876
Leonardo DRS, Inc. .................. 32,829 1,511,775
Leonardo SpA ...................... 47,970 3,057,346
Lockheed Martin Corp. ................ 10,844 6,319,233
Melrose Industries plc ................. 22,691 139,579
Moog, Inc. , Class A .................. 2,098 817,905
MTU Aero Engines AG ................ 146 61,215
Northrop Grumman Corp. .............. 11,270 6,113,750
Rheinmetall AG ..................... 2,643 3,493,912
Rolls-Royce Holdings plc .............. 200,107 3,992,066
RTX Corp. ........................ 27,433 5,904,130
Saab AB , Class B ................... 46,533 2,924,032
Safran SA ......................... 9,251 3,635,470
Singapore Technologies Engineering Ltd. .... 179,000 1,406,544
Textron, Inc. ....................... 8,335 710,642
Thales SA ......................... 14,024 3,992,360
TransDigm Group, Inc. ................ 1,681 2,108,613
Woodward, Inc. ..................... 2,565 925,324
97,875,508
Air Freight & Logistics — 0.1%
Deutsche Post AG ................... 26,618 1,778,130
DSV A/S .......................... 894 193,212
Security
Shares
Shares Value
Air Freight & Logistics (continued)
FedEx Corp. ....................... 29,611 $ 9,102,422
11,073,764
Automobile Components — 0.0%
Aisin Corp. ........................ 8,600 118,566
Bridgestone Corp. ................... 18,000 444,518
Cie Generale des Etablissements Michelin SCA 2,269 91,714
Continental AG ..................... 1,241 103,206
Denso Corp. ....................... 76,300 936,880
Sumitomo Electric Industries Ltd. ......... 56,200 743,812
Versigent plc
(e)
...................... 15,226 629,595
3,068,291
Automobiles — 0.1%
Ferrari NV ........................ 122 47,970
Honda Motor Co. Ltd. ................. 55,700 561,435
Mercedes-Benz Group AG .............. 10,394 561,995
Stellantis NV
(e)
...................... 33,779 194,485
Subaru Corp. ...................... 11,400 194,056
Suzuki Motor Corp. .................. 51,300 669,647
Toyota Motor Corp. .................. 135,900 2,571,864
4,801,452
Banks — 2.5%
ABN AMRO Bank NV , CVA
(c)
............ 63,376 2,866,973
AL Sydbank ....................... 15,955 1,536,369
ANZ Group Holdings Ltd. .............. 30,190 789,018
Banca Monte dei Paschi di Siena SpA ...... 232,407 3,112,717
Banco Bilbao Vizcaya Argentaria SA ....... 245,815 6,890,664
Banco BPM SpA .................... 138,054 2,520,617
Banco Comercial Portugues SA , Class R .... 1,683,790 2,074,609
Banco de Sabadell SA ................ 497,626 1,910,499
Banco Santander SA ................. 622,418 8,852,200
Bank Hapoalim BM .................. 25,380 616,175
Bank Leumi Le-Israel BM .............. 37,248 880,108
Bank of America Corp. ................ 254,180 15,746,451
Bank of Ireland Group plc .............. 97,338 2,044,089
Bankinter SA ....................... 115,274 2,120,457
Banque Cantonale Vaudoise (Registered) ... 10,374 1,629,659
Barclays plc ....................... 1,086,470 7,467,890
BAWAG Group AG
(b) (c)
................. 10,237 2,076,018
BNP Paribas SA .................... 55,920 7,105,683
BOC Hong Kong Holdings Ltd. ........... 18,000 119,701
BPER Banca SpA ................... 164,580 2,674,297
CaixaBank SA ...................... 310,207 4,506,175
Citigroup, Inc. ...................... 137,271 18,181,544
Citizens Financial Group, Inc. ........... 30,826 2,208,683
Commerzbank AG
(e)
.................. 63,936 2,816,402
Commonwealth Bank of Australia ......... 24,103 3,012,991
Credit Agricole SA ................... 178,399 3,986,408
Danske Bank A/S .................... 64,457 3,709,481
DBS Group Holdings Ltd. .............. 34,600 1,996,307
DNB Bank ASA ..................... 102,384 3,296,622
Erste Group Bank AG ................. 28,967 3,786,659
FinecoBank Banca Fineco SpA .......... 73,542 2,014,821
First Citizens BancShares, Inc. , Class A ..... 1,917 4,191,808
Fukuoka Financial Group, Inc. ........... 400 18,284
HSBC Holdings plc .................. 553,609 11,789,276
ING Groep NV ...................... 171,966 6,043,153
Intesa Sanpaolo SpA ................. 968,156 7,318,594
Israel Discount Bank Ltd. , Class A ........ 32,742 341,712
Japan Post Bank Co. Ltd. .............. 14,900 288,093
JPMorgan Chase & Co. ............... 58,648 20,631,780
Jyske Bank A/S (Registered) ............ 10,058 1,596,459
KBC Ancora ....................... 15,087 1,541,544
KBC Group NV ..................... 21,333 3,068,939

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Lion Finance Group plc ................ 9,444 $ 1,483,474
Lloyds Banking Group plc .............. 3,405,159 5,263,071
Mitsubishi UFJ Financial Group, Inc. ....... 195,900 4,375,720
Mizrahi Tefahot Bank Ltd. .............. 7,582 564,238
Mizuho Financial Group, Inc. ............ 31,000 1,607,170
National Australia Bank Ltd. ............. 51,339 1,486,570
NatWest Group plc ................... 487,365 4,597,134
Nordea Bank Abp ................... 188,582 3,806,180
Oversea-Chinese Banking Corp. Ltd. ...... 49,100 1,115,219
Raiffeisen Bank International AG ......... 37,595 2,581,221
Regions Financial Corp. ............... 61,552 1,905,034
Resona Holdings, Inc. ................ 16,700 226,466
Ringkjoebing Landbobank A/S ........... 5,211 1,400,240
Sberbank of Russia PJSC
(e) (f)
............ 877,548 110
Skandinaviska Enskilda Banken AB , Class A . 148,284 3,474,666
Societe Generale SA ................. 50,073 4,706,695
SpareBank 1 Sor-Norge ASA ............ 63,299 1,418,019
Standard Chartered plc ................ 144,680 4,277,842
Sumitomo Mitsui Financial Group, Inc. ...... 53,400 2,294,541
Sumitomo Mitsui Trust Group, Inc. ........ 82,400 847,293
Svenska Handelsbanken AB , Class A ...... 175,940 2,690,223
Swedbank AB , Class A ................ 68,019 2,720,758
TBC Bank Group plc ................. 17,618 1,144,072
Unicaja Banco SA
(b) (c)
................. 462,571 1,778,702
UniCredit SpA ...................... 71,408 6,734,622
United Overseas Bank Ltd. ............. 3,100 104,839
Valiant Holding AG (Registered) .......... 4,707 919,916
Wells Fargo & Co. ................... 153,669 13,284,685
Westpac Banking Corp. ............... 30,479 808,220
256,996,869
Beverages — 0.2%
Anheuser-Busch InBev SA/NV ........... 15,221 1,322,005
Coca-Cola Bottlers Japan Holdings, Inc. .... 800 19,225
Coca-Cola HBC AG .................. 2,974 200,536
Diageo plc ........................ 9,072 199,297
Heineken Holding NV ................. 1,477 124,254
Heineken NV ...................... 1,547 140,066
Keurig Dr Pepper, Inc. ................ 195,260 6,076,491
Molson Coors Beverage Co. , Class B ...... 23,171 962,987
PepsiCo, Inc. ...................... 109,159 15,234,230
Pernod Ricard SA ................... 1,615 125,862
24,404,953
Biotechnology — 0.2%
Amgen, Inc. ....................... 42,703 16,447,487
Argenx SE
(e)
....................... 861 737,444
CSL Ltd. .......................... 10,368 896,420
Genmab A/S
(e)
...................... 1,723 495,946
Grifols SA , Class A ................... 7,505 86,253
Swedish Orphan Biovitrum AB
(e)
.......... 7,087 351,205
Zealand Pharma A/S
(e)
................ 1,387 65,202
19,079,957
Broadline Retail — 0.6%
Amazon.com, Inc.
(e)
.................. 206,375 56,047,322
Next plc .......................... 2,056 411,731
Pan Pacific International Holdings Corp. .... 129,600 734,893
Prosus NV , Class N .................. 13,791 640,907
Rakuten Group, Inc.
(e)
................. 37,900 197,616
Wesfarmers Ltd. .................... 18,834 1,179,674
59,212,143
Building Products — 0.2%
AGC, Inc. ......................... 1,700 64,112
Allegion plc ........................ 3,375 531,225
Assa Abloy AB , Class B ............... 33,596 1,246,606
Security
Shares
Shares Value
Building Products (continued)
Belimo Holding AG (Registered) .......... 1,153 $ 1,202,341
Carrier Global Corp. .................. 54,501 3,368,707
Cie de Saint-Gobain SA ............... 16,094 1,512,629
Daikin Industries Ltd. ................. 4,200 608,390
Fortune Brands Innovations, Inc. ......... 109,588 5,398,305
Geberit AG (Registered) ............... 1,136 748,511
Johnson Controls International plc ........ 9,362 1,373,031
Kingspan Group plc .................. 6,786 630,717
Masco Corp. ....................... 10,969 784,064
Nibe Industrier AB , Class B ............. 229,795 921,141
ROCKWOOL A/S , Class B ............. 15,529 496,168
Trane Technologies plc ................ 3,210 1,460,389
20,346,336
Capital Markets — 0.6%
3i Group plc ....................... 12,845 494,504
ASX Ltd. ......................... 3,023 116,608
Avanza Bank Holding AB .............. 31,994 1,312,908
Banca Generali SpA .................. 21,512 1,625,170
Carlyle Group, Inc. (The) ............... 31,548 1,451,839
CBOE Global Markets, Inc. ............. 1,792 555,932
Charles Schwab Corp. (The) ............ 68,941 7,255,351
Daiwa Securities Group, Inc. ............ 27,900 312,107
Deutsche Bank AG (Registered) .......... 121,375 4,467,330
Deutsche Boerse AG ................. 4,479 1,349,152
Euronext NV
(b) (c)
..................... 311 56,865
Goldman Sachs Group, Inc. (The) ........ 9,675 9,852,827
Guotai Junan International Holdings Ltd. .... 333,000 89,622
IG Group Holdings plc ................ 6,915 136,068
Intercontinental Exchange, Inc. .......... 41,003 6,252,137
Julius Baer Group Ltd. ................ 3,423 300,952
London Stock Exchange Group plc ........ 8,722 981,160
Macquarie Group Ltd. ................. 9,516 1,689,269
Morgan Stanley ..................... 61,521 12,945,249
MSCI, Inc. , Class A .................. 1,900 1,087,256
Nomura Holdings, Inc. ................ 116,500 1,127,079
Partners Group Holding AG ............. 78 65,015
Raymond James Financial, Inc. .......... 4,902 862,654
SBI Holdings, Inc. ................... 6,500 122,709
St. James's Place plc ................. 1,072 15,232
State Street Corp. ................... 10,413 1,917,658
Swissquote Group Holding SA (Registered) .. 790 41,159
UBS Group AG (Registered) ............ 58,094 3,070,713
59,554,525
Chemicals — 0.3%
Air Liquide SA ...................... 10,180 2,005,547
Air Products & Chemicals, Inc. ........... 8,613 2,539,888
Akzo Nobel NV ..................... 9,783 685,226
Arkema SA ........................ 5,054 344,241
Asahi Kasei Corp. ................... 35,200 375,758
BASF SE ......................... 36,425 2,114,604
DSM-Firmenich AG .................. 4,571 492,789
EMS-Chemie Holding AG (Registered) ..... 46 46,581
Evonik Industries AG ................. 32,637 660,237
Givaudan SA (Registered) .............. 82 327,742
ICL Group Ltd. ...................... 7,734 39,521
International Flavors & Fragrances, Inc. ..... 30,819 2,441,481
Johnson Matthey plc ................. 2,905 78,477
Linde plc ......................... 16,229 7,763,629
Mitsui Chemicals, Inc. ................. 9,600 126,219
Mosaic Co. (The) .................... 32,968 729,252
Nissan Chemical Corp. ................ 1,000 46,483
Nitto Denko Corp. ................... 34,200 722,181
Orica Ltd. ......................... 11,605 189,575
PPG Industries, Inc. .................. 31,678 3,501,053

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Resonac Holdings Corp. ............... 2,100 $ 174,928
Sherwin-Williams Co. (The) ............. 6,602 2,250,292
Shin-Etsu Chemical Co. Ltd. ............ 32,400 1,155,064
Sika AG (Registered) ................. 6,887 1,549,510
Solstice Advanced Materials, Inc. ......... 16,451 989,857
Sumitomo Chemical Co. Ltd. ............ 218,900 708,319
Symrise AG , Class A ................. 798 81,891
Toray Industries, Inc. ................. 30,100 216,216
Tosoh Corp. ....................... 15,700 264,050
Umicore SA ....................... 621 15,500
32,636,111
Commercial Services & Supplies — 0.1%
Bilfinger SE ........................ 7,256 693,935
Brambles Ltd. ...................... 21,941 301,200
Dai Nippon Printing Co. Ltd. ............ 15,900 288,302
Rentokil Initial plc .................... 643,835 2,965,026
Rollins, Inc. ........................ 16,871 640,592
Secom Co. Ltd. ..................... 9,200 396,300
Securitas AB , Class B ................. 24,433 392,501
SPIE SA .......................... 19,262 1,035,925
TOPPAN Holdings, Inc. ................ 700 19,629
Waste Management, Inc. ............... 16,559 3,751,441
10,484,851
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................ 11,797 2,127,589
Cisco Systems, Inc. .................. 29,949 3,473,785
F5, Inc.
(e)
......................... 3,857 1,552,712
Motorola Solutions, Inc. ............... 2,870 1,250,603
Nokia OYJ ........................ 97,261 898,977
Telefonaktiebolaget LM Ericsson , Class B ... 61,978 609,658
Viasat, Inc.
(e)
....................... 28,253 2,173,503
12,086,827
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 7,328 934,107
Eiffage SA ........................ 8,140 1,156,935
EMCOR Group, Inc. .................. 1,602 1,277,483
Ferrovial NV ....................... 21,803 1,428,228
Kajima Corp. ....................... 8,900 297,387
MasTec, Inc.
(e)
...................... 4,589 1,207,366
Obayashi Corp. ..................... 32,000 628,937
Quanta Services, Inc. ................. 3,105 2,072,153
Sacyr SA ......................... 780,344 4,242,030
Shimizu Corp. ...................... 21,700 319,659
Skanska AB , Class B ................. 16,015 449,385
Strabag SE ........................ 3,068 296,117
Taisei Corp. ....................... 3,900 315,909
United Site Services
(e) (f)
................ 52,335 523,350
Vinci SA .......................... 18,104 2,556,156
Webuild SpA ....................... 195,803 508,312
18,213,514
Construction Materials — 0.0%
Buzzi SpA ......................... 9,962 472,551
Heidelberg Materials AG ............... 6,721 1,251,215
Holcim AG ........................ 21,675 1,968,614
Wienerberger AG .................... 12,607 310,289
4,002,669
Consumer Finance — 0.1%
American Express Co. ................ 12,560 4,223,300
Capital One Financial Corp. ............. 21,911 4,579,618
Cembra Money Bank AG ............... 8,538 949,249
9,752,167
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.2%
Aeon Co. Ltd. ...................... 27,700 $ 237,658
Coles Group Ltd. .................... 34,429 581,609
Costco Wholesale Corp. ............... 1,708 1,625,828
Dollar General Corp. ................. 26,844 3,410,530
J Sainsbury plc ..................... 111,464 537,514
Jeronimo Martins SGPS SA ............. 1,128 22,622
Kobe Bussan Co. Ltd. ................. 8,800 153,856
Koninklijke Ahold Delhaize NV ........... 31,725 1,257,015
Kroger Co. (The) .................... 36,131 2,086,204
Seven & i Holdings Co. Ltd. ............. 26,400 350,067
Target Corp. ....................... 48,667 7,031,895
Tesco plc ......................... 137,950 908,009
Walmart, Inc. ....................... 13,773 1,531,558
Woolworths Group Ltd. ................ 15,631 436,193
20,170,558
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 4,696 797,052
Crown Holdings, Inc. ................. 38,508 4,538,168
SIG Group AG
(e)
..................... 532 9,667
Smurfit WestRock plc ................. 61,494 2,826,879
8,171,766
Diversified Consumer Services — 0.0%
Pearson plc ....................... 2,111 35,622
Diversified REITs — 0.2%
British Land Co. plc (The) .............. 4,520 27,028
CapitaLand Integrated Commercial Trust .... 2,698,500 5,237,080
Charter Hall Group
(g)
.................. 4,611 75,397
GPT Group (The)
(g)
................... 16,661 60,011
Merlin Properties Socimi SA ............ 225,169 3,913,468
Mirvac Group
(g)
..................... 224,008 280,944
Stockland
(g)
........................ 439,652 1,316,042
United Urban Investment Corp. .......... 3,458 3,533,758
WP Carey, Inc. ..................... 93,428 6,876,301
21,320,029
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (c)
................ 7,739 240,405
Comcast Corp. , Class A ............... 597,098 14,306,468
Csquare, Inc.
(e)
..................... 220,234 4,395,871
Deutsche Telekom AG (Registered) ....... 134,617 4,154,416
Elisa OYJ ......................... 2,287 92,232
Helios Towers plc
(e)
................... 908,577 2,404,005
HKT Trust & HKT Ltd.
(g)
................ 17,000 28,778
Koninklijke KPN NV .................. 53,932 254,658
Orange SA ........................ 24,355 465,368
Singapore Telecommunications Ltd. ....... 246,300 852,173
Telefonica SA ...................... 185,421 765,547
Telenor ASA ....................... 27,227 384,381
Telia Co. AB ....................... 75,174 348,372
Telstra Group Ltd. ................... 216,265 763,496
Verizon Communications, Inc. ........... 26,729 1,251,185
30,707,355
Electric Utilities — 1.8%
Acciona SA ........................ 3,587 986,587
Alliant Energy Corp. .................. 22,812 1,614,633
American Electric Power Co., Inc. ......... 199,081 25,452,506
BKW AG ......................... 224 37,005
Chubu Electric Power Co., Inc. ........... 94,000 1,627,617
Contact Energy Ltd. .................. 2,845 15,214
Duke Energy Corp. .................. 88,112 11,051,888
Edison International .................. 50,524 3,706,946
EDP SA .......................... 182,348 938,965
Elia Group SA/NV , Class B ............. 6,982 1,000,414

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Enel SpA ......................... 215,673 $ 2,435,683
Entergy Corp. ...................... 144,352 15,535,162
Evergy, Inc. ........................ 246,577 20,468,357
Eversource Energy .................. 46,305 3,314,975
FirstEnergy Corp. ................... 139,980 6,762,434
Iberdrola SA ....................... 127,161 3,020,532
Kansai Electric Power Co., Inc. (The) ...... 32,300 489,167
Korea Electric Power Corp. ............. 57,669 1,385,808
Kyushu Electric Power Co., Inc. .......... 2,700 29,913
NextEra Energy, Inc. ................. 144,838 12,589,319
OGE Energy Corp. ................... 181,806 8,608,514
Origin Energy Ltd. ................... 33,931 255,990
PG&E Corp. ....................... 838,551 14,574,016
Pinnacle West Capital Corp. ............ 53,228 5,375,496
PPL Corp. ........................ 388,171 13,667,501
Public Power Corp. SA ................ 243,960 6,286,383
Southern Co. (The) .................. 78,571 7,428,102
SSE plc .......................... 1,388 43,852
Terna - Rete Elettrica Nazionale .......... 20,596 236,115
Tohoku Electric Power Co., Inc. .......... 540,000 3,968,067
Xcel Energy, Inc. .................... 228,280 17,851,496
190,758,657
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 67,595 6,668,851
Accelleron Industries AG ............... 947 85,738
AMETEK, Inc. ...................... 5,794 1,400,468
Eaton Corp. plc ..................... 4,173 1,732,630
Emerson Electric Co. ................. 10,685 1,600,827
Fuji Electric Co. Ltd. .................. 4,100 357,804
Fujikura Ltd. ....................... 24,300 616,646
Furukawa Electric Co. Ltd. .............. 7,600 145,023
GE Vernova, Inc. .................... 2,781 2,753,996
Generac Holdings, Inc.
(e)
............... 4,510 888,966
Hubbell, Inc. , Class B ................. 2,462 1,163,418
Legrand SA ....................... 12,155 1,847,916
Mitsubishi Electric Corp. ............... 48,800 1,757,928
Nexans SA ........................ 2,587 394,055
Nidec Corp.
(e)
...................... 12,800 205,540
NKT A/S
(e)
......................... 8,695 1,186,759
Nordex SE
(e)
....................... 22,516 1,006,008
nVent Electric plc .................... 7,028 1,081,117
Prysmian SpA ...................... 19,600 2,704,669
Schneider Electric SE ................. 10,626 3,570,183
Siemens Energy AG .................. 24,751 4,228,537
Vertiv Holdings Co. , Class A ............ 7,659 1,850,185
Vestas Wind Systems A/S .............. 54,060 1,455,158
38,702,422
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 17,363 2,790,234
CDW Corp. ........................ 40,278 5,953,491
Halma plc ......................... 10,850 518,382
Hamamatsu Photonics KK .............. 15,100 214,980
Hexagon AB , Class B ................. 60,979 601,898
Horiba Ltd. ........................ 1,600 251,122
Ibiden Co. Ltd. ...................... 3,900 390,167
Keyence Corp. ..................... 2,500 1,253,968
Keysight Technologies, Inc.
(e)
............ 1,818 580,088
Kyocera Corp. ...................... 17,100 389,996
Murata Manufacturing Co. Ltd. ........... 31,900 1,453,503
Shimadzu Corp. ..................... 600 15,260
TDK Corp. ........................ 51,400 988,343
Teledyne Technologies, Inc.
(e)
............ 1,783 1,168,881
16,570,313
Security
Shares
Shares Value
Energy Equipment & Services — 0.0%
Baker Hughes Co. , Class A ............. 22,765 $ 1,377,055
Modec, Inc. ........................ 400 25,835
Solaris Energy Infrastructure, Inc. , Class A ... 41,833 2,150,634
Tenaris SA ........................ 4,923 141,239
3,694,763
Entertainment — 0.1%
Nexon Co. Ltd. ..................... 1,800 28,210
Nintendo Co. Ltd. .................... 18,400 877,720
Walt Disney Co. (The) ................ 45,294 4,356,830
5,262,760
Financial Services — 0.2%
Adyen NV
(b) (c) (e)
..................... 346 351,957
Aimbridge Topco, Inc.
(e) (f)
............... 4,282 164,142
Banca Mediolanum SpA ............... 4,038 108,198
EXOR NV
(e)
........................ 1,787 143,104
Groupe Bruxelles Lambert NV ........... 1,636 147,562
Industrivarden AB , Class A ............. 2,544 146,695
Investor AB , Class B .................. 13,951 602,654
Labels Buyer LLC
(e)
.................. 1,029 35,109
M&G plc .......................... 42,668 206,116
Mitsubishi HC Capital, Inc. .............. 20,700 190,589
New Knoxville Local School District
(e) (f)
...... 206,919 465,287
Nexi SpA
(b) (c)
....................... 9,206 45,118
ORIX Corp. ........................ 12,200 492,384
Poste Italiane SpA
(c)
.................. 21,116 638,813
Sofina SA ......................... 145 41,091
Sony Financial Group, Inc. ............. 62,800 60,884
Visa, Inc. , Class A ................... 32,958 12,066,913
Washington H Soul Pattinson & Co. Ltd. .... 2,142 69,518
15,976,134
Food Products — 0.2%
Ajinomoto Co., Inc. ................... 11,700 360,809
Chocoladefabriken Lindt & Spruengli AG .... 20 230,842
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 117,751
Danone SA ........................ 10,369 806,564
H-Food Holdings LLC
(e)
................ 9,259 158,329
Kerry Group plc , Class A ............... 2,136 203,923
McCormick & Co., Inc. (Non-Voting) ....... 25,826 1,314,543
MEIJI Holdings Co. Ltd. ............... 1,800 42,866
Mondelez International, Inc. , Class A ....... 122,136 7,610,294
Mowi ASA ......................... 15,579 333,628
Nestle SA (Registered) ................ 49,856 4,983,161
NH Foods Ltd. ...................... 2,400 94,277
Orkla ASA ......................... 1,395 15,496
Tyson Foods, Inc. , Class A ............. 31,099 1,802,498
WH Group Ltd.
(b) (c)
................... 121,000 130,192
18,205,173
Gas Utilities — 0.1%
APA Group
(g)
....................... 44,332 317,125
Atmos Energy Corp. .................. 17,350 2,997,733
Enagas SA ........................ 8,740 170,365
Naturgy Energy Group SA .............. 17,859 595,774
Osaka Gas Co. Ltd. .................. 104,800 3,595,574
Snam SpA ........................ 62,699 425,151
Spire, Inc. ......................... 73,309 5,854,457
Tokyo Gas Co. Ltd. .................. 4,000 154,419
14,110,598
Ground Transportation — 0.6%
Aurizon Holdings Ltd. ................. 11,991 35,263
Canadian Pacific Kansas City Ltd. ........ 164,938 14,651,767
CSX Corp. ........................ 134,096 6,758,438

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
East Japan Railway Co. ............... 270,100 $ 6,214,608
Fedex Freight Holding Co., Inc.
(e)
......... 5,152 724,011
Firstgroup plc ...................... 1,587,185 3,944,553
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 12,791 889,358
Norfolk Southern Corp. ................ 17,749 5,954,434
Union Pacific Corp. .................. 88,177 25,759,147
64,931,579
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories .................. 117,371 12,406,115
Alcon AG ......................... 1,709 117,373
Asahi Intecc Co. Ltd. ................. 2,000 45,122
Baxter International, Inc. ............... 315,885 8,263,552
Cochlear Ltd. ...................... 741 62,102
EssilorLuxottica SA .................. 7,438 1,408,177
Fisher & Paykel Healthcare Corp. Ltd. ...... 7,712 184,446
Hoya Corp. ........................ 6,500 993,961
Koninklijke Philips NV ................. 29,318 772,467
Medtronic plc ...................... 116,570 9,953,912
Olympus Corp. ..................... 3,900 44,575
ResMed, Inc. ...................... 4,040 852,359
Siemens Healthineers AG
(b) (c)
............ 7,272 309,675
Smith & Nephew plc .................. 8,439 132,011
Sonova Holding AG (Registered) ......... 2,602 708,925
STERIS plc ........................ 2,960 676,064
Sysmex Corp. ...................... 43,300 437,222
Terumo Corp. ...................... 52,100 764,301
38,132,359
Health Care Providers & Services — 0.5%
Amplifon SpA ...................... 8,516 119,217
Cigna Group (The) ................... 16,675 4,653,159
CVS Health Corp. ................... 109,209 11,404,696
Elevance Health, Inc. ................. 13,639 5,126,082
Fresenius Medical Care AG ............. 9,331 478,884
Fresenius SE & Co. KGaA .............. 9,875 507,548
Sonic Healthcare Ltd. ................. 4,108 62,871
UnitedHealth Group, Inc. ............... 64,548 26,748,691
49,101,148
Health Care REITs — 0.3%
Aedifica SA ........................ 45,201 3,655,149
Alexandria Real Estate Equities, Inc. ....... 49,297 2,536,331
American Healthcare REIT, Inc. .......... 126,218 7,017,721
CareTrust REIT, Inc. .................. 150,083 6,294,481
Healthcare Realty Trust, Inc. , Class A ...... 112,042 2,354,002
Janus Living, Inc. , Class A-1 ............ 168,216 5,081,805
Welltower, Inc. ...................... 30,800 7,220,752
34,160,241
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 40,383 1,014,825
Invincible Investment Corp. ............. 4,840 1,854,813
2,869,638
Hotels, Restaurants & Leisure — 0.1%
Amadeus IT Group SA ................ 3,645 224,958
Aristocrat Leisure Ltd. ................. 27,162 1,220,798
Compass Group plc .................. 50,056 1,589,571
Darden Restaurants, Inc. .............. 9,908 2,017,071
Domino's Pizza, Inc. .................. 1,824 633,731
Entain plc ......................... 21,142 154,783
Evolution AB
(b) (c) (e)
.................... 4,336 330,929
Expedia Group, Inc. .................. 2,344 690,871
Fortrex Holdings LLC
(e) (f)
............... 7,924 126,784
Galaxy Entertainment Group Ltd. ......... 63,000 274,743
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc ......... 2,924 $ 472,832
Marriott International, Inc. , Class A ........ 5,471 2,039,753
New Topco
(e) (f)
...................... 12,872 —
Restaurant Brands International, Inc. ....... 44,571 3,299,145
Sands China Ltd. .................... 192,400 360,808
13,436,777
Household Durables — 0.0%
Bellway plc ........................ 831 22,265
Panasonic Holdings Corp. .............. 40,600 1,073,564
Sony Group Corp. ................... 137,000 3,201,536
Taylor Wimpey plc ................... 11,923 12,554
4,309,919
Household Products — 0.0%
Essity AB , Class B ................... 2,156 62,633
Henkel AG & Co. KGaA ............... 143 11,718
Procter & Gamble Co. (The) ............ 14,529 2,099,295
Reckitt Benckiser Group plc ............. 13,566 957,453
Unicharm Corp. ..................... 64,300 407,852
3,538,951
Independent Power and Renewable Electricity Producers — 0.1%
Orsted A/S
(b) (c) (e)
..................... 10,880 242,573
RWE AG ......................... 143,695 9,452,687
Vistra Corp. ....................... 29,836 4,421,397
14,116,657
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. ............. 337,500 3,162,132
DuPont de Nemours, Inc. .............. 4,079 558,823
Hitachi Ltd. ........................ 94,200 3,086,986
Honeywell International, Inc. ............ 2,336 567,765
Jardine Matheson Holdings Ltd. .......... 5,000 332,075
Keppel Ltd. ........................ 475,500 4,246,671
Lifco AB , Class B .................... 1,555 52,961
Sekisui Chemical Co. Ltd. .............. 1,100 18,308
Siemens AG (Registered) .............. 21,303 6,979,855
Smiths Group plc .................... 28,174 1,006,082
Swire Pacific Ltd. , Class A .............. 15,000 190,491
20,202,149
Industrial REITs — 0.4%
CapitaLand Ascendas REIT ............. 71,548 143,309
EastGroup Properties, Inc. ............. 33,236 6,946,656
GLP J-REIT ....................... 2,063 1,874,757
Goodman Group .................... 363,930 7,576,635
LondonMetric Property plc .............. 2,192,696 5,796,626
Prologis, Inc. ....................... 73,861 10,681,039
Rexford Industrial Realty, Inc. ........... 138,793 5,242,212
Segro plc ......................... 17,345 226,573
STAG Industrial, Inc. ................. 23,679 905,958
Tritax Big Box REIT plc ................ 1,488,521 3,422,287
42,816,052
Insurance — 0.5%
Admiral Group plc ................... 4,206 213,213
Ageas SA ......................... 5,210 431,165
AIA Group Ltd. ..................... 267,400 2,695,632
Allianz SE (Registered) ................ 8,212 4,090,417
Arthur J Gallagher & Co. ............... 27,784 6,929,885
ASR Nederland NV .................. 3,273 267,590
Aviva plc ......................... 49,380 462,157
AXA SA .......................... 66,816 3,463,049
Chubb Ltd. ........................ 13,181 4,622,313
Daiichi Life Group, Inc. ................ 62,700 755,997
Fidelity National Financial, Inc. , Class A ..... 46,506 2,399,245

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Generali .......................... 16,479 $ 835,140
Hannover Rueck SE .................. 756 217,915
Helvetia Baloise Holding AG ............ 855 229,285
Insurance Australia Group Ltd. ........... 21,060 125,480
Japan Post Holdings Co. Ltd. ............ 52,800 781,142
Legal & General Group plc ............. 66,216 268,860
Medibank Pvt Ltd. ................... 3,558 12,897
MS&AD Insurance Group Holdings, Inc. .... 3,600 110,821
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 2,952 1,773,267
NN Group NV ...................... 4,404 415,126
Progressive Corp. (The) ............... 57,373 12,129,800
Prudential plc ...................... 23,173 348,257
QBE Insurance Group Ltd. ............. 18,982 329,238
Sampo OYJ , Class A ................. 41,271 456,942
Sompo Holdings, Inc. ................. 2,200 97,673
Suncorp Group Ltd. .................. 23,050 310,132
T&D Holdings, Inc. ................... 2,800 88,244
Talanx AG ......................... 1,086 144,345
Tokio Marine Holdings, Inc. ............. 25,700 1,309,837
Tryg A/S .......................... 15,797 375,931
Unipol Assicurazioni SpA ............... 1,019 31,884
Zurich Insurance Group AG ............. 1,801 1,371,872
48,094,751
Interactive Media & Services — 0.8%
Alphabet, Inc. , Class A ................ 118,349 42,147,630
LY Corp. .......................... 184,100 512,948
Meta Platforms, Inc. , Class A ............ 79,297 44,145,433
REA Group Ltd. ..................... 1,633 184,422
Rightmove plc ...................... 6,828 42,808
Scout24 SE
(b) (c)
..................... 303 25,977
87,059,218
IT Services — 0.2%
Accenture plc , Class A ................ 58,365 9,683,921
Applied Digital Corp.
(e)
................ 34,369 941,367
Capgemini SE ...................... 2,600 309,038
Fujitsu Ltd. ........................ 55,500 1,279,235
GDS Holdings Ltd. , ADR
(e) (h)
............. 140,071 4,585,924
Indra Sistemas SA ................... 3,916 257,463
NEC Corp. ........................ 36,200 1,075,816
NEXTDC Ltd.
(e)
..................... 517,145 4,864,061
Nomura Research Institute Ltd. .......... 8,400 248,502
Travelport Technology Ltd.
(e) (f)
............ 246 165,821
VeriSign, Inc. ...................... 3,032 879,341
24,290,489
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 2,700 78,217
Hasbro, Inc. ....................... 30,745 2,888,185
2,966,402
Life Sciences Tools & Services — 0.1%
Danaher Corp. ..................... 30,892 6,023,322
Eurofins Scientific SE ................. 2,856 225,227
Insilico Medicine Cayman TopCo
(e)
........ 3,500 20,403
Lonza Group AG (Registered) ........... 1,159 807,798
QIAGEN NV ....................... 11,079 455,889
Thermo Fisher Scientific, Inc. ............ 3,451 1,981,909
9,514,548
Machinery — 0.5%
Aalberts NV ....................... 8,013 396,853
Alfa Laval AB ...................... 13,607 805,236
Alstom SA
(e)
....................... 36,867 682,996
Amada Co. Ltd. ..................... 2,500 42,890
Security
Shares
Shares Value
Machinery (continued)
Atlas Copco AB , Class A ............... 135,717 $ 2,867,677
Atlas Copco AB , Class B ............... 13,524 249,890
Caterpillar, Inc. ..................... 2,883 2,349,097
Construcciones y Auxiliar de Ferrocarriles SA . 2,425 191,773
Cummins, Inc. ...................... 6,818 4,323,976
Daifuku Co. Ltd. ..................... 3,700 136,294
Daimler Truck Holding AG .............. 2,529 143,042
Deere & Co. ....................... 9,094 5,389,741
Epiroc AB , Class B ................... 1,536 33,678
FANUC Corp. ...................... 21,000 846,205
Fincantieri SpA
(e)
.................... 44,511 699,664
GEA Group AG ..................... 21,131 1,501,178
Georg Fischer AG (Registered) .......... 18,552 1,189,564
Hyundai Rotem Co. Ltd. ............... 3,579 332,596
IDEX Corp. ........................ 2,937 676,832
IHI Corp. ......................... 11,300 197,580
IMI plc ........................... 34,808 1,383,219
Indutrade AB ....................... 17,087 429,005
Interpump Group SpA ................. 18,944 762,632
Kawasaki Heavy Industries Ltd. .......... 1,200 20,502
KION Group AG ..................... 22,263 1,007,456
Knorr-Bremse AG ................... 10,291 1,223,968
Komatsu Ltd. ...................... 3,200 138,849
Kone OYJ , Class B .................. 7,621 439,708
Kongsberg Maritime A/S
(e)
.............. 77,351 435,010
Kubota Corp. ...................... 3,100 52,593
Kurita Water Industries Ltd. ............. 63,900 3,433,816
Metso OYJ ........................ 2,918 54,620
MinebeaMitsumi, Inc. ................. 3,800 86,542
Mitsubishi Heavy Industries Ltd. .......... 88,400 2,065,231
NGK Corp. ........................ 10,600 362,673
Nordson Corp. ...................... 1,806 537,791
NSK Ltd. ......................... 14,700 104,707
Oshkosh Corp. ..................... 4,009 570,922
Otis Worldwide Corp. ................. 22,626 1,627,941
PACCAR, Inc. ...................... 42,299 5,612,231
Parker-Hannifin Corp. ................. 1,551 1,514,598
Rational AG ....................... 243 189,189
RENK Group AG .................... 16,057 891,108
Sandvik AB ........................ 37,564 1,404,696
Schindler Holding AG ................. 1,737 546,773
Schindler Holding AG (Registered) ........ 509 155,690
Seatrium Ltd. ...................... 27,900 46,741
SKF AB , Class B .................... 10,418 281,987
SMC Corp. ........................ 600 259,236
Snap-on, Inc. ...................... 3,431 1,408,117
Stadler Rail AG ..................... 8,126 246,755
Sumitomo Heavy Industries Ltd. .......... 1,300 42,025
Techtronic Industries Co. Ltd. ............ 48,000 806,398
Trelleborg AB , Class B ................ 988 43,921
VAT Group AG
(b) (c)
................... 591 442,351
Volvo AB , Class B ................... 19,289 737,838
Vossloh AG ........................ 2,026 136,551
Wartsila OYJ Abp .................... 12,127 411,254
Weir Group plc (The) ................. 4,726 168,611
Westinghouse Air Brake Technologies Corp. .. 1,650 479,919
Yangzijiang Shipbuilding Holdings Ltd. ...... 32,800 100,122
Yaskawa Electric Corp. ................ 800 23,822
53,743,880
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A .......... 53 138,183
AP Moller - Maersk A/S , Class B .......... 121 324,900
Kuehne + Nagel International AG (Registered) 460 117,144
Nippon Yusen KK .................... 4,600 176,629

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
SITC International Holdings Co. Ltd. ....... 43,000 $ 216,797
973,653
Media — 0.1%
CyberAgent, Inc. .................... 45,600 416,615
Dentsu Group, Inc.
(e)
.................. 11,200 248,514
EchoStar Corp. , Class A
(e)
.............. 8,835 742,935
Informa plc ........................ 19,382 232,189
Omnicom Group, Inc. ................. 25,503 2,007,086
Publicis Groupe SA .................. 8,210 876,258
SES SA , ADR, Class A ................ 1,036,856 6,880,969
Versant Media Group, Inc. .............. 12,323 443,505
11,848,071
Metals & Mining — 0.2%
Alrosa PJSC
(e) (f)
..................... 607,124 76
Anglo American plc .................. 26,544 1,343,697
Antofagasta plc ..................... 16,067 800,792
ArcelorMittal SA ..................... 18,174 1,283,764
Aurubis AG ........................ 3,205 674,403
Barrick Mining Corp. .................. 32,652 1,199,308
BHP Group Ltd. ..................... 88,240 3,719,365
BlueScope Steel Ltd. ................. 4,638 106,378
Boliden AB ........................ 9,846 495,427
Endeavour Mining plc ................. 4,335 206,803
Evolution Mining Ltd. ................. 37,267 295,502
Fortescue Ltd. ...................... 53,145 689,623
Freeport-McMoRan, Inc. ............... 41,081 2,572,903
Glencore plc ....................... 198,769 1,464,003
JX Advanced Metals Corp. ............. 3,200 74,138
Mineral Resources Ltd.
(e)
............... 452 18,370
Mitsui Kinzoku Co. Ltd. ................ 500 94,137
Norsk Hydro ASA .................... 5,915 54,560
Northern Star Resources Ltd. ............ 18,260 253,062
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Perseus Mining Ltd. .................. 12,399 42,445
PLS Group Ltd.
(e)
.................... 26,475 76,927
Ramelius Resources Ltd. .............. 8,420 18,108
Regis Resources Ltd. ................. 28,870 123,714
Rio Tinto Ltd. ...................... 4,780 569,689
Rio Tinto plc ....................... 13,593 1,320,827
Sandfire Resources Ltd.
(e)
.............. 4,337 57,411
South32 Ltd. ....................... 17,616 56,162
Southern Copper Corp. ................ 7,403 1,352,602
Steel Dynamics, Inc. .................. 4,216 1,059,312
Sumitomo Metal Mining Co. Ltd. .......... 2,900 145,770
Westgold Resources Ltd. .............. 20,119 67,064
20,236,342
Multi-Utilities — 0.5%
AGL Energy Ltd. .................... 42,849 249,331
Algonquin Power & Utilities Corp. ......... 803,302 4,698,845
Ameren Corp. ...................... 19,491 2,136,409
CenterPoint Energy, Inc. ............... 35,413 1,488,763
Centrica plc ....................... 33,052 69,046
Dominion Energy, Inc. ................. 116,928 8,087,910
DTE Energy Co. .................... 38,745 5,496,753
E.ON SE ......................... 88,397 1,904,361
Engie SA ......................... 24,680 769,303
National Grid plc .................... 523,637 8,381,257
NiSource, Inc. ...................... 302,618 13,445,318
Public Service Enterprise Group, Inc. ...... 16,468 1,262,766
Sempra .......................... 15,785 1,397,762
Veolia Environnement SA .............. 12,422 494,313
WEC Energy Group, Inc. ............... 42,170 4,614,241
54,496,378
Security
Shares
Shares Value
Office REITs — 0.1%
BXP, Inc. ......................... 103,774 $ 7,276,633
Cousins Properties, Inc. ............... 213,688 6,741,856
14,018,489
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA ....................... 11,930 425,357
Ampol Ltd. ........................ 2,512 70,874
Antero Resources Corp.
(e)
.............. 24,066 869,745
APA Corp. ........................ 26,954 1,005,923
BP plc ........................... 1,071,826 8,052,806
Cheniere Energy, Inc. ................. 62,628 16,506,862
Chevron Corp. ...................... 41,850 8,237,335
ConocoPhillips ..................... 93,178 11,226,085
Devon Energy Corp. .................. 65,376 2,950,419
DT Midstream, Inc. ................... 70,582 9,740,316
Enbridge, Inc. ...................... 21,444 1,166,850
ENEOS Holdings, Inc. ................ 121,900 1,006,715
Energy Transfer LP .................. 236,163 4,808,279
Eni SpA .......................... 45,508 1,265,882
Enterprise Products Partners LP .......... 127,183 4,839,313
EOG Resources, Inc. ................. 44,833 6,666,219
EQT Corp. ........................ 65,651 3,498,542
Equinor ASA ....................... 17,844 732,513
Expand Energy Corp. ................. 9,594 902,124
Gibson Energy, Inc. .................. 43,730 1,001,031
Keyera Corp. ...................... 129,510 5,502,454
Kinder Morgan, Inc. .................. 88,799 2,857,552
Kinetik Holdings, Inc. , Class A ........... 137,954 6,976,334
LUKOIL PJSC
(e) (f)
.................... 417,114 52
Marathon Petroleum Corp. ............. 6,822 2,158,958
MPLX LP ......................... 91,246 5,333,329
Neste OYJ ........................ 799 28,315
Novatek PJSC
(e) (f)
.................... 690 —
OMV AG ......................... 791 57,842
ONEOK, Inc. ....................... 9,880 897,203
Pembina Pipeline Corp. ............... 28,124 1,375,054
Phillips 66 ......................... 31,190 6,602,299
Plains All American Pipeline LP .......... 220,018 5,405,842
Plains GP Holdings LP , Class A .......... 39,110 1,029,766
Range Resources Corp. ............... 20,317 815,524
Repsol SA ........................ 27,981 854,009
Santos Ltd. ........................ 71,927 399,465
Shell plc .......................... 114,700 5,250,015
South Bow Corp. .................... 45,718 1,695,750
Sunoco LP ........................ 16,653 1,277,119
Targa Resources Corp. ................ 15,354 4,151,261
TC Energy Corp. .................... 320,703 21,600,525
TotalEnergies SE .................... 27,574 2,430,938
Tourmaline Oil Corp. .................. 99,878 4,410,919
Western Midstream Partners LP .......... 65,487 3,049,730
Williams Cos., Inc. (The) ............... 154,150 11,027,891
Woodside Energy Group Ltd. ............ 27,683 647,919
180,809,255
Paper & Forest Products — 0.0%
Mondi plc ......................... 1,109 13,371
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA . 21,277 124,289
Qantas Airways Ltd. .................. 5,224 36,354
Singapore Airlines Ltd. ................ 3,200 19,196
Southwest Airlines Co. ................ 25,447 1,144,352
1,324,191
Personal Care Products — 0.0%
Kao Corp. ......................... 24,000 493,346
L'Oreal SA ........................ 3,972 1,769,111

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Shiseido Co. Ltd. .................... 11,900 $ 235,068
Unilever plc ........................ 31,033 1,974,555
4,472,080
Pharmaceuticals — 0.6%
Astellas Pharma, Inc. ................. 44,300 608,452
AstraZeneca plc .................... 24,020 4,086,050
Bayer AG (Registered) ................ 12,758 708,015
Chugai Pharmaceutical Co. Ltd. .......... 10,400 451,270
Daiichi Sankyo Co. Ltd. ................ 39,700 641,613
Eisai Co. Ltd. ...................... 7,700 231,484
Eli Lilly & Co. ...................... 14,553 16,719,068
Galderma Group AG .................. 1,476 321,195
GSK plc .......................... 41,119 1,069,212
Haleon plc ........................ 14,593 71,441
Ipsen SA ......................... 2,521 487,122
Johnson & Johnson .................. 35,382 9,070,176
Merck & Co., Inc. .................... 54,949 7,154,360
Merck KGaA ....................... 2,742 453,165
Novartis AG (Registered) .............. 32,624 5,102,129
Novo Nordisk A/S , Class B ............. 52,726 2,494,023
Ono Pharmaceutical Co. Ltd. ............ 39,000 582,855
Orion OYJ , Class B .................. 777 72,639
Otsuka Holdings Co. Ltd. .............. 9,400 651,791
Roche Holding AG ................... 12,900 5,642,705
Sandoz Group AG ................... 423 34,482
Sanofi SA ......................... 30,461 2,623,048
Shionogi & Co. Ltd. .................. 3,900 70,517
Takeda Pharmaceutical Co. Ltd. .......... 25,700 882,426
UCB SA .......................... 3,033 778,522
Zoetis, Inc. , Class A .................. 20,461 1,581,431
62,589,191
Professional Services — 0.2%
ALS Ltd. .......................... 1,318 19,893
Automatic Data Processing, Inc. .......... 37,913 10,102,298
Broadridge Financial Solutions, Inc. ....... 7,724 1,189,110
Bureau Veritas SA ................... 10,364 331,545
Computershare Ltd. .................. 23,021 661,464
Experian plc ....................... 13,469 508,182
Recruit Holdings Co. Ltd. .............. 25,400 2,008,653
RELX plc ......................... 24,190 850,810
SGS SA (Registered) ................. 4,088 484,413
Wolters Kluwer NV ................... 15,596 1,224,421
17,380,789
Real Estate Management & Development — 0.3%
ADLER Group SA
(e) (f)
................. 664,216 8
CapitaLand Investment Ltd. ............. 21,400 44,348
CK Asset Holdings Ltd. ................ 615,000 3,745,978
CTP NV
(b) (c)
........................ 64,422 1,164,079
Daiwa House Industry Co. Ltd. ........... 16,900 496,295
Hongkong Land Holdings Ltd. ........... 28,200 228,667
LEG Immobilien SE .................. 1,510 90,658
Mitsubishi Estate Co. Ltd. .............. 95,900 2,328,182
Mitsui Fudosan Co. Ltd. ............... 915,400 8,917,293
Sagax AB , Class B ................... 486 8,543
Sumitomo Realty & Development Co. Ltd. ... 11,100 248,799
Sun Hung Kai Properties Ltd. ............ 2,500 39,237
TAG Immobilien AG .................. 233,379 3,729,250
Tokyu Fudosan Holdings Corp. ........... 258,600 2,149,336
VGP NV .......................... 12,464 1,214,477
Vonovia SE ........................ 18,936 459,400
Wharf Real Estate Investment Co. Ltd. ..... 1,247,000 4,217,335
29,081,885
Security
Shares
Shares Value
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 283,373 $ 9,470,326
AvalonBay Communities, Inc. ........... 12,993 2,411,631
Equity Residential ................... 102,682 6,823,219
Essex Property Trust, Inc. .............. 24,047 6,832,714
Sun Communities, Inc. ................ 74,514 9,200,989
34,738,879
Retail REITs — 0.3%
Agree Realty Corp. .................. 89,498 6,962,944
Federal Realty Investment Trust .......... 38,643 4,795,210
InvenTrust Properties Corp. ............. 133,009 4,709,849
Klepierre SA ....................... 6,748 306,501
Link REIT ......................... 71,200 354,896
Macerich Co. (The) .................. 182,574 4,717,712
Primaris REIT ...................... 236,356 3,862,693
Scentre Group ...................... 58,258 159,948
Unibail-Rodamco-Westfield
(g)
............ 23,470 2,859,549
28,729,302
Semiconductors & Semiconductor Equipment — 1.1%
Advantest Corp. ..................... 12,200 2,410,500
Applied Materials, Inc. ................ 4,841 2,457,631
ASM International NV ................. 1,270 1,176,209
ASML Holding NV ................... 6,931 11,421,910
ASMPT Ltd. ....................... 4,500 86,353
BE Semiconductor Industries NV ......... 1,141 261,653
Broadcom, Inc. ..................... 107,594 41,884,192
Disco Corp. ........................ 1,500 536,152
Infineon Technologies AG .............. 19,978 1,433,693
Intel Corp.
(e)
....................... 39,857 3,595,101
Kioxia Holdings Corp.
(e)
................ 5,400 1,505,177
KLA Corp. ......................... 15,296 2,796,415
Lasertec Corp. ..................... 600 137,839
Microchip Technology, Inc. .............. 37,356 2,775,177
Monolithic Power Systems, Inc. .......... 607 865,600
Nova Ltd.
(e)
........................ 830 329,818
NVIDIA Corp. ...................... 134,543 27,009,507
NXP Semiconductors NV .............. 13,797 3,161,721
Renesas Electronics Corp. ............. 32,800 657,435
Rohm Co. Ltd. ...................... 1,600 42,427
SCREEN Holdings Co. Ltd. ............. 900 68,656
STMicroelectronics NV ................ 7,405 395,563
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 4,060 1,641,255
Tokyo Electron Ltd. .................. 8,300 2,775,000
Tower Semiconductor Ltd.
(e)
............. 1,442 315,894
109,740,878
Software — 1.0%
Check Point Software Technologies Ltd.
(e)
... 2,410 306,383
CyberArk Software, Inc.
(e)
.............. 608 27,360
Dassault Systemes SE ................ 12,777 297,257
Fortinet, Inc.
(e)
...................... 13,003 2,105,836
Gen Digital, Inc. ..................... 19,948 547,573
Hut 8 Corp.
(e)
....................... 4,439 477,769
Intuit, Inc. ......................... 9,257 2,925,860
Microsoft Corp. ..................... 166,655 77,447,912
Nemetschek SE ..................... 3,867 260,654
Octave Intelligence plc , SDR
(e)
........... 5,681 101,841
Oracle Corp. ....................... 74,784 9,712,198
Palo Alto Networks, Inc.
(e)
.............. 11,361 3,769,921
Sage Group plc (The) ................. 72,789 958,847
SAP SE .......................... 19,361 3,548,778
Technology One Ltd. ................. 2,062 44,973
Terawulf, Inc.
(e)
..................... 53,945 952,669
Trend Micro, Inc. .................... 6,800 273,985

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
WiseTech Global Ltd. ................. 865 $ 22,295
Xero Ltd.
(e)
........................ 1,851 92,411
Zscaler, Inc.
(e)
...................... 3,492 527,990
104,402,512
Specialized REITs — 0.5%
American Tower Corp. ................ 14,096 2,443,683
Blackstone Digital Infrastructure Trust, Inc.
(e)
.. 171,628 3,571,579
Crown Castle, Inc. ................... 168,244 12,837,017
Digital Realty Trust, Inc. ............... 54,447 10,264,348
Equinix, Inc. ....................... 10,486 10,688,170
Iron Mountain, Inc. ................... 16,348 1,999,687
Public Storage ...................... 14,646 4,747,794
SBA Communications Corp. , Class A ....... 22,493 4,070,783
50,623,061
Specialty Retail — 0.1%
AutoZone, Inc.
(e)
.................... 1,130 3,408,362
Avolta AG ......................... 894 53,671
Fast Retailing Co. Ltd. ................ 2,500 1,224,173
H & M Hennes & Mauritz AB , Class B ...... 16,840 308,403
Home Depot, Inc. (The) ............... 6,340 2,104,626
Industria de Diseno Textil SA ............ 20,289 1,324,134
JB Hi-Fi Ltd. ....................... 4,391 252,602
Kingfisher plc ...................... 66,441 277,188
Ross Stores, Inc. .................... 6,560 1,647,019
Williams-Sonoma, Inc. ................ 4,586 1,048,635
Zalando SE
(b) (c) (e)
.................... 2,249 73,352
11,722,165
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ........................ 66,812 20,638,895
Canon, Inc. ........................ 15,700 437,011
Dell Technologies, Inc. , Class C .......... 21,239 8,609,653
Everpure, Inc. , Class A
(e)
............... 10,799 833,359
FUJIFILM Holdings Corp. .............. 600 14,124
Hewlett Packard Enterprise Co. .......... 105,829 5,069,209
Logitech International SA (Registered) ...... 7,374 753,109
Ricoh Co. Ltd. ...................... 7,000 68,691
Seiko Epson Corp. ................... 1,000 18,317
Western Digital Corp. ................. 1,640 893,538
37,335,906
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ........................ 1,629 301,403
Burberry Group plc
(e)
................. 3,679 59,300
Cie Financiere Richemont SA (Registered) ... 8,481 2,004,416
Hermes International SCA .............. 359 636,103
LVMH Moet Hennessy Louis Vuitton SE ..... 11,187 6,143,176
Pandora A/S ....................... 2,687 336,489
Tapestry, Inc. ....................... 5,930 903,554
10,384,441
Tobacco — 0.3%
British American Tobacco plc ............ 151,237 9,174,179
Imperial Brands plc .................. 26,071 989,417
Japan Tobacco, Inc. .................. 17,700 789,188
Philip Morris International, Inc. ........... 95,574 18,237,431
29,190,215
Trading Companies & Distributors — 0.1%
AddTech AB , Class B ................. 25,203 917,039
Diploma plc ........................ 2,826 279,867
ITOCHU Corp. ..................... 139,700 1,753,181
Marubeni Corp. ..................... 5,000 161,603
Mitsubishi Corp. ..................... 58,100 1,736,771
Mitsui & Co. Ltd. .................... 46,300 1,420,682
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Rexel SA ......................... 28,348 $ 1,176,321
RS GROUP plc ..................... 105,069 1,000,454
SGH Ltd. ......................... 550 17,009
Sumitomo Corp. .................... 33,900 351,881
Sunbelt Rentals Holdings, Inc. ........... 5,499 393,983
9,208,791
Transportation Infrastructure — 0.5%
Aena SME SA
(b) (c)
.................... 691,985 21,332,425
Aeroports de Paris SA ................ 16,366 2,268,420
Auckland International Airport Ltd. ........ 1,015,193 5,205,108
Enav SpA
(b) (c)
....................... 377,835 2,206,572
Flughafen Zurich AG (Registered) ......... 11,037 3,244,350
Fraport AG Frankfurt Airport Services Worldwide 61,313 4,789,906
Transurban Group
(g)
.................. 1,585,007 16,459,917
55,506,698
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 13,892 1,863,890
Guangdong Investment Ltd. ............. 3,360,000 3,626,057
United Utilities Group plc ............... 278,752 5,191,577
10,681,524
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b) (c)
................... 18,591 83,918
Altice France Lux 3
(e)
................. 44,357 848,481
KDDI Corp. ........................ 34,000 626,406
Mobile TeleSystems PJSC
(e) (f)
............ 26,804 3
SoftBank Corp. ..................... 454,100 637,365
SoftBank Group Corp. ................ 56,000 1,744,260
Tele2 AB , Class B ................... 35,860 621,242
Vodafone Group plc .................. 776,158 1,231,755
5,793,430
Total Common Stocks — 23 .3%
(Cost: $ 2,072,032,791 ) ............................ 2,435,862,342
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,490 1,522,132
ATI, Inc.
4.88% , 10/01/29 .................. 614 604,099
7.25% , 08/15/30 .................. 188 193,837
5.13% , 10/01/31 .................. 1,064 1,038,935
5.88% , 06/15/33 .................. 200 201,228
Boeing Co. (The)
6.26% , 05/01/27 .................. 128 129,498
3.25% , 02/01/28 .................. 291 284,911
3.25% , 03/01/28 .................. 475 465,014
6.30% , 05/01/29 .................. 204 211,297
5.15% , 05/01/30 .................. 1,242 1,248,186
3.63% , 02/01/31 .................. 4,080 3,845,226
3.60% , 05/01/34 .................. 3,081 2,727,241
6.53% , 05/01/34 .................. 200 214,190
Bombardier, Inc.
(b)
8.75% , 11/15/30 .................. 675 711,261
7.25% , 07/01/31 .................. 111 115,614
6.75% , 06/15/33 .................. 2,164 2,228,851
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 130 126,787
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
933 919,819
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
. EUR 1,001 1,171,618
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................ USD 5,713 5,776,723

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
GE Capital Funding LLC, 4.55%, 05/15/32 .. USD 213 $ 209,524
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 187,691
General Dynamics Corp., 2.25%, 06/01/31 .. 198 176,564
General Electric Co., 4.90%, 01/29/36 ..... 100 97,675
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 642 652,294
Honeywell Aerospace, Inc.
(b)
3.90% , 03/16/28 .................. 653 645,561
4.30% , 03/16/31 .................. 136 132,321
4.60% , 03/16/33 .................. 6,553 6,335,421
4.95% , 03/16/36 .................. 375 361,495
Howmet Aerospace, Inc.
3.75% , 03/03/28 .................. 127 125,342
4.85% , 10/15/31 .................. 100 99,243
4.55% , 11/15/32 .................. 100 96,963
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 .................. 475 467,355
2.04% , 08/16/28 .................. 200 189,535
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 181 180,033
2.90% , 12/15/29 .................. 159 149,543
1.80% , 01/15/31 .................. 105 91,933
5.35% , 06/01/34 .................. 295 294,615
Leidos, Inc.
4.10% , 03/15/29 .................. 3,795 3,719,148
2.30% , 02/15/31 .................. 60 53,006
5.40% , 03/15/32 .................. 135 135,754
5.75% , 03/15/33 .................. 100 101,510
5.00% , 03/15/36 .................. 124 117,115
Lockheed Martin Corp.
4.15% , 08/15/28 .................. 317 314,923
4.75% , 02/15/34 .................. 365 356,820
4.80% , 08/15/34 .................. 104 101,765
4.50% , 05/15/36 .................. 100 94,482
Moog, Inc., 5.50%, 10/15/34
(b)
.......... 336 325,055
Northrop Grumman Corp.
4.65% , 07/15/30 .................. 100 99,236
4.70% , 03/15/33 .................. 202 197,080
5.25% , 07/15/35 .................. 100 99,503
RTX Corp.
7.50% , 09/15/29 .................. 155 167,056
2.25% , 07/01/30 .................. 282 256,415
1.90% , 09/01/31 .................. 368 318,859
5.15% , 02/27/33 .................. 322 322,590
6.10% , 03/15/34 .................. 100 105,434
Textron, Inc., 4.95%, 03/15/36 .......... 1,285 1,227,795
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 517 520,237
6.38% , 03/01/29 .................. 300 303,609
6.63% , 03/01/32 .................. 3,622 3,682,596
6.00% , 01/15/33 .................. 6,152 6,151,351
6.38% , 05/31/33 .................. 9,317 9,314,640
6.25% , 01/31/34 .................. 286 288,811
6.75% , 01/31/34 .................. 4,800 4,878,110
6.13% , 07/31/34 .................. 3,158 3,122,530
70,605,005
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 .................. 237 225,386
4.90% , 01/15/34 .................. 100 97,646
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 269 275,763
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
129 132,967
United Parcel Service, Inc.
2.50% , 09/01/29 .................. 137 128,654
4.45% , 04/01/30 .................. 100 99,275
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
4.88% , 03/03/33 .................. USD 100 $ 99,883
5.15% , 05/22/34 .................. 100 100,496
5.25% , 05/14/35 .................. 100 100,199
1,260,269
Automobile Components — 0.4%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
. 892 878,903
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 .................. 629 625,642
7.75% , 10/15/33 .................. 652 642,039
BorgWarner, Inc., 5.40%, 08/15/34 ....... 100 99,468
Clarios Global LP
6.75% , 05/15/28
(b)
................. 546 552,849
6.75% , 02/15/30
(b)
................. 3,610 3,701,676
4.75% , 06/15/31
(b)
................. EUR 300 346,583
4.75% , 06/15/31
(c)
................. 1,302 1,504,172
6.75% , 09/15/32
(b)
................. USD 3,549 3,575,657
Cyprium Corp., 6.13%, 04/15/31
(b)
........ 664 658,110
Dana, Inc.
4.25% , 09/01/30 .................. 51 50,896
4.50% , 02/15/32 .................. 83 82,815
Dometic Group AB, 5.00%, 09/11/30
(c)
..... EUR 712 803,305
Dorman Products, Inc., 6.25%, 06/15/34
(b)
... USD 102 102,291
Forvia SE
5.50% , 06/15/31
(c)
................. EUR 588 691,884
6.75% , 09/15/33
(b)
................. USD 950 945,302
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 138,246
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 699 669,671
6.63% , 07/15/30 .................. 549 530,858
8.88% , 07/15/32 .................. 782 802,615
Grupo Antolin Irausa SA, 10.38%, 01/30/30
(c) (e) (i)
EUR 508 275,702
Icahn Enterprises LP
5.25% , 05/15/27 .................. USD 1,948 1,935,548
9.75% , 01/15/29 .................. 173 172,283
4.38% , 02/01/29 .................. 1,158 1,008,062
10.00% , 11/15/29
(b)
................ 944 945,553
IHO Verwaltungs GmbH
(j)
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29
(c)
.................... EUR 550 661,090
7.37% , ( 7.37 % Cash or 8.13 % PIK),
05/15/33
(b)
.................... USD 903 935,977
Lear Corp., 2.60%, 01/15/32 ........... 107 93,529
Magna International, Inc.
2.45% , 06/15/30 .................. 131 119,359
5.50% , 03/21/33 .................. 100 100,973
Mahle GmbH
(c)
6.50% , 05/02/31 .................. EUR 864 1,033,542
7.13% , 07/15/32 .................. 1,040 1,259,019
Schaeffler AG
(c)
4.25% , 04/01/28 .................. 800 926,857
5.38% , 04/01/31 .................. 400 476,021
5.00% , 05/13/33 .................. 1,300 1,499,259
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 1,372 1,375,443
Valeo SE, 4.88%, 02/03/33
(c)
........... EUR 1,300 1,486,227
ZF Europe Finance BV
(c)
7.00% , 06/12/30 .................. 2,000 2,448,370
5.50% , 02/17/32 .................. 1,400 1,599,701
ZF Finance GmbH, 2.25%, 05/03/28
(c)
..... 1,700 1,905,693
ZF North America Capital, Inc., 7.50%,
03/24/31
(c)
..................... USD 343 345,392
38,006,582
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.38% , 03/31/29
(c)
................ GBP 987 714,201

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
Ford Motor Co., 3.25%, 02/12/32 ........ USD 464 $ 405,729
General Motors Co.
5.35% , 04/15/28 .................. 1,917 1,933,562
5.00% , 10/01/28 .................. 382 383,053
6.60% , 04/01/36 .................. 234 246,589
Honda Motor Co. Ltd.
4.44% , 07/08/28 .................. 380 377,794
4.69% , 07/08/30 .................. 100 98,664
2.97% , 03/10/32 .................. 100 89,097
5.34% , 07/08/35 .................. 100 98,251
Hyundai Capital America, 5.00%, 06/18/31
(b)
. 77 76,135
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31 ................. 100 113,436
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
..................... 1,310 1,279,355
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
................. EUR 1,703 1,993,059
7.75% , 07/17/32
(b)
................. USD 543 560,906
6.38% , 07/17/33
(b)
................. EUR 225 265,276
6.38% , 07/17/33
(c)
................. 400 471,603
8.13% , 07/17/35
(b)
................. USD 3,235 3,413,440
RCI Banque SA
(c)
4.25% , 05/23/34 .................. EUR 1,200 1,357,744
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
............... 1,800 2,129,748
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
............... 1,300 1,489,759
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
... USD 360 361,457
Toyota Motor Corp.
5.12% , 07/13/28 .................. 386 390,678
2.76% , 07/02/29 .................. 100 95,380
18,344,916
Banks — 1.4%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 2,000 2,046,791
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
.................... EUR 1,373 1,599,465
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03% ,
03/13/35
(a)
.................... USD 200 204,776
5.13% , 03/03/36 .................. 200 190,828
Banco Espirito Santo SA
(c)(e)(i)
2.63% , 05/08/17 .................. EUR 800 202,954
4.75% , 01/15/18 .................. 1,500 380,540
4.00% , 01/21/25 .................. 5,400 1,369,942
Banco Santander SA
3.80% , 02/23/28 .................. USD 200 197,154
4.38% , 04/12/28 .................. 511 507,700
5.59% , 08/08/28 .................. 600 609,164
3.31% , 06/27/29 .................. 200 192,107
5.57% , 01/17/30 .................. 200 203,251
4.55% , 11/06/30 .................. 400 390,878
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
.................... 400 359,949
6.92% , 08/08/33 .................. 400 426,581
5.44% , 04/15/36 .................. 400 392,499
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 606 611,857
Bank of America Corp.
Series L , 4.18% , 11/25/27 ............ 475 472,364
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(a)
1,400 1,427,095
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(a)
.................... 1,150 1,139,348
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(a)
USD 547 $ 558,027
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(a)
.................... 654 623,191
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30
(a)
.................... 923 866,694
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(a)
.................... 584 536,486
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(a)
1,122 988,445
(1-day SOFR + 0.87%), 4.46% , 02/06/32
(a)
400 389,179
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(a)
.................... 1,867 1,676,441
(1-day SOFR + 1.04%), 4.70% , 04/23/32
(a)
5,695 5,588,177
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(a)
161 140,892
(1-day SOFR + 1.21%), 2.57% , 10/20/32
(a)
346 305,031
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(a)
2,095 1,869,758
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(a)
113 112,699
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(a)
149 149,595
(1-day SOFR + 1.91%), 5.43% , 08/15/35
(a)
1,093 1,074,728
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(a)
100 100,044
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(a)
100 100,063
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(a)
.................... 225 194,184
(1-day SOFR + 1.13%), 5.05% , 02/06/37
(a)
992 955,273
(1-day SOFR + 1.57%), 5.49% , 04/23/37
(a)
117 113,986
Bank of Montreal
(SOFR Index + 0.75%), 4.06% , 09/22/28
(a)
736 731,385
5.51% , 06/04/31 .................. 100 102,117
Bank of Nova Scotia (The)
5.45% , 08/01/29 .................. 275 280,735
(1-day SOFR + 1.05%), 4.81% , 02/02/34
(a)
19 18,388
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37
(a)
.................... 100 95,168
Barclays plc
(a)
(1-day SOFR + 2.22%), 6.49% , 09/13/29 . 358 368,974
(1-day SOFR + 1.08%), 4.48% , 11/11/29 .. 200 197,928
(1-day SOFR + 0.91%), 4.91% , 06/26/30 . 300 298,403
(1-day SOFR + 1.56%), 4.94% , 09/10/30 . 700 696,412
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67% ,
03/10/32 ..................... 1,012 905,651
(1-day SOFR + 2.98%), 6.22% , 05/09/34 . 823 851,659
(1-day SOFR + 1.51%), 5.21% , 02/24/37 . 313 297,837
(1-day SOFR + 1.51%), 5.59% , 06/26/37 . 500 487,885
Capital One NA, 4.65%, 09/13/28 ........ 1,261 1,261,244
Citibank NA
5.80% , 09/29/28 .................. 600 615,503
4.91% , 05/29/30 .................. 250 250,374
5.57% , 04/30/34 .................. 500 508,106
Citigroup, Inc.
4.13% , 07/25/28 .................. 446 440,535
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
573 566,173
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
300 281,682
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
1,397 1,289,982
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
100 97,869
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
100 89,111
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(a)
320 280,455
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(a)
389 348,794
5.88% , 02/22/33 .................. 1,489 1,521,912
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
176 163,662
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
180 177,143
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(a)
203 213,576
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
4,842 4,969,363

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(a)
.................... USD 162 $ 163,230
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(a)
361 355,889
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
191 186,096
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(a)
.................... 420 407,154
Citizens Financial Group, Inc.
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(a)
273 277,462
2.64% , 09/30/32 .................. 100 85,230
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(a)
100 105,686
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36
(a)
.................... 116 113,564
Cooperatieve Rabobank UA, 4.35%, 06/09/28 685 683,067
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................ EUR 325 371,581
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................ 2,112 2,367,932
Fifth Third Bancorp
3.95% , 03/14/28 .................. USD 297 293,728
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(a)
100 102,794
(1-day SOFR + 2.16%), 5.98% , 01/30/30
(a) (b)
100 102,348
(1-day SOFR + 1.49%), 4.90% , 09/06/30
(a)
276 275,187
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(a)
100 101,689
(1-day SOFR + 0.95%), 4.57% , 04/29/32
(a)
4,850 4,712,890
(1-day SOFR + 1.24%), 5.14% , 01/29/37
(a)
2,091 2,009,016
First Citizens BancShares, Inc.
(a)
(1-day SOFR + 1.41%), 5.23% , 03/12/31 . 100 98,859
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.60% ,
09/05/35 ..................... 100 97,746
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ..................... 100 96,939
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 299 299,433
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29 ..................... 295 293,680
(1-day SOFR + 1.29%), 2.21% , 08/17/29 . 800 758,826
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30 ..................... 646 627,826
(1-day SOFR + 1.29%), 5.13% , 03/03/31 . 2,176 2,172,809
(1-day SOFR + 1.19%), 2.80% , 05/24/32 . 1,222 1,092,808
(1-day SOFR + 2.39%), 6.25% , 03/09/34 . 282 294,051
(1-day SOFR + 3.02%), 7.40% , 11/13/34 . 829 905,211
(1-day SOFR + 1.78%), 5.72% , 03/04/35 . 200 201,614
(1-day SOFR + 1.90%), 5.87% , 11/18/35 . 620 621,115
(1-day SOFR + 1.56%), 5.45% , 03/03/36 . 635 626,080
(1-day SOFR + 1.43%), 5.13% , 11/06/36 . 419 402,910
Huntington Bancshares, Inc.
(a)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 . 303 310,892
(SOFR Index + 1.87%), 5.71% , 02/02/35 . 225 225,790
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36 ..................... 100 85,541
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39 ..................... 114 114,167
Huntington National Bank (The), (1-day SOFR +
0.72%), 4.87%, 04/12/28
(a)
........... 250 250,341
ING Groep NV
(1-day SOFR + 1.01%), 4.86% , 03/25/29
(a)
200 200,326
Security
Par (000)
Par (000) Value
Banks (continued)
4.05% , 04/09/29 .................. USD 212 $ 207,907
(1-day SOFR + 2.07%), 4.25% , 03/28/33
(a)
400 381,496
(1-day SOFR + 1.77%), 5.55% , 03/19/35
(a)
400 400,942
(SOFR Index + 1.61%), 5.42% , 03/23/37
(a)
240 235,516
Intercorp Peru Ltd., 5.60%, 07/16/33
(b)
..... 1,055 1,048,143
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.80%), 4.92% , 01/24/29 . 236 236,860
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 1,291 1,275,719
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 100 101,031
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 605 615,085
(1-day SOFR + 0.82%), 4.41% , 04/23/30 . 1,190 1,173,927
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 1,919 1,922,406
(1-day SOFR + 0.85%), 4.86% , 07/23/30 . 27 26,942
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 1,800 1,683,821
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ..................... 226 209,512
(1-day SOFR + 0.84%), 4.35% , 01/22/32 . 442 428,432
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 1,244 1,087,480
(1-day SOFR + 1.02%), 5.04% , 07/23/32 . 280 278,778
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 187 167,168
(1-day SOFR + 1.80%), 4.59% , 04/26/33 . 168 163,288
(1-day SOFR + 2.58%), 5.72% , 09/14/33 . 313 318,772
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 22 22,032
(1-day SOFR + 1.81%), 6.25% , 10/23/34 . 1,274 1,337,339
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 364 362,911
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 982 973,652
(1-day SOFR + 1.68%), 5.57% , 04/22/36 . 1,292 1,298,094
(1-day SOFR + 1.64%), 5.58% , 07/23/36 . 333 329,877
(1-day SOFR + 1.19%), 4.81% , 10/22/36 . 119 112,988
(1-day SOFR + 1.30%), 5.19% , 02/05/37 . 168 161,334
(1-day SOFR + 1.26%), 5.15% , 04/23/37 . 295 286,051
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.80% ,
07/23/41 ..................... 283 280,141
Keybank National Association, 4.90%, 08/08/32 830 805,149
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . 613 594,291
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 3,298 3,442,885
Lloyds Banking Group plc
4.55% , 08/16/28 .................. 296 295,393
3.57% , 11/07/28
(a)
................. 475 468,522
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(a)
.................... 200 200,099
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72% ,
06/05/30
(a)
.................... 200 204,062
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31
(a)
.................... 325 316,264
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98% ,
08/11/33
(a)
.................... 298 293,275
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(a)
.................... 240 242,448
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94% ,
11/04/36
(a)
.................... 208 197,598
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 1,066 1,122,709
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 1,094 1,094,988
(1-day SOFR + 2.26%), 6.08% , 03/13/32 . 677 699,642
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 230 224,193

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . USD 232 $ 227,213
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.30% ,
04/18/36 ..................... 139 136,529
Mitsubishi UFJ Financial Group, Inc.
4.05% , 09/11/28 .................. 900 889,086
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(a)
.................... 200 201,886
2.05% , 07/17/30 .................. 200 178,932
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31
(a)
......... 467 473,002
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.53% ,
09/12/31
(a)
.................... 200 195,509
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(a)
.................... 889 883,107
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06% ,
01/14/37
(a)
.................... 600 576,181
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.02%), 5.33% ,
04/21/37
(a)
.................... 406 396,469
Mizuho Financial Group, Inc.
3.17% , 09/11/27 .................. 1,044 1,029,178
4.02% , 03/05/28 .................. 200 198,252
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30
(a)
.................... 632 593,328
(3-mo. CME Term SOFR + 1.33%), 2.59% ,
05/25/31
(a)
.................... 200 182,738
(3-mo. CME Term SOFR + 1.53%), 1.98% ,
09/08/31
(a)
.................... 385 340,328
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.70%), 4.44% ,
05/12/32
(a)
.................... 393 380,353
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32% ,
07/08/36
(a)
.................... 200 196,798
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.05% ,
05/12/37
(a)
.................... 300 287,158
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.78%), 4.45% , 11/17/28 . 769 771,430
(1-day SOFR + 0.76%), 4.21% , 02/08/30 . 300 294,944
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 616 608,045
National Australia Bank Ltd.
4.31% , 06/13/28 .................. 250 249,178
Series B , 4.43% , 06/04/29 ............ 250 248,857
4.53% , 06/13/30 .................. 250 248,635
National Bank of Canada, 4.50%, 10/10/29 .. 250 247,667
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 524 637,449
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81% ,
09/13/29 ..................... USD 200 203,874
5.08% , 01/27/30 .................. 200 200,628
4.45% , 05/08/30 .................. 251 247,631
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96% ,
08/15/30 ..................... 200 199,863
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 400 406,907
Security
Par (000)
Par (000) Value
Banks (continued)
Pinnacle Financial Partners, Inc., (1-day SOFR +
1.70%), 5.60%, 05/19/32
(a)
........... USD 5,780 $ 5,730,380
PNC Bank NA
4.05% , 07/26/28 .................. 250 246,793
2.70% , 10/22/29 .................. 250 233,253
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.61%), 4.08% , 01/26/29 . 342 338,747
(1-day SOFR + 0.68%), 4.62% , 10/26/29 . 500 498,393
(1-day SOFR + 1.20%), 5.49% , 05/14/30 . 144 146,146
(1-day SOFR + 0.80%), 4.83% , 07/19/30 . 138 137,740
(1-day SOFR + 1.33%), 4.90% , 05/13/31 . 100 99,624
(1-day SOFR + 0.98%), 2.31% , 04/23/32 . 149 131,520
(1-day SOFR + 1.26%), 4.81% , 10/21/32 . 434 427,189
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 547 552,604
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 129 128,132
(1-day SOFR + 1.42%), 5.37% , 07/21/36 . 238 235,227
(1-day SOFR + 1.27%), 5.46% , 07/21/37 . 138 136,581
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41 ..................... 167 160,069
Regions Financial Corp.
(a)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 . 100 102,046
(1-day SOFR + 2.06%), 5.50% , 09/06/35 . 100 98,821
Royal Bank of Canada
(a)
(SOFR Index + 0.86%), 4.52% , 10/18/28 . 539 538,146
(1-day SOFR + 0.84%), 4.40% , 04/17/30 . 400 394,788
(SOFR Index + 1.08%), 4.65% , 10/18/30 . 23 22,807
(1-day SOFR + 1.06%), 4.70% , 08/06/31 . 405 399,811
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 1.61%), 5.47% , 03/20/29 . 356 358,820
(1-day SOFR + 1.10%), 5.04% , 06/05/30 . 100 99,504
(1-day SOFR + 1.94%), 5.35% , 09/06/30 . 367 368,907
(1-day SOFR + 2.14%), 6.34% , 05/31/35 . 199 206,259
Santander UK Group Holdings plc, (1-day SOFR
+ 1.48%), 2.90%, 03/15/32
(a)
......... 1,740 1,570,519
Sumitomo Mitsui Financial Group, Inc.
3.54% , 01/17/28 .................. 577 568,621
1.90% , 09/17/28 .................. 800 754,986
4.31% , 10/16/28 .................. 100 99,202
5.32% , 07/09/29 .................. 717 726,420
2.22% , 09/17/31 .................. 888 771,578
5.77% , 01/13/33 .................. 201 205,985
(1-day SOFR + 1.38%), 4.95% , 07/08/33
(a)
313 307,385
(1-day SOFR + 1.22%), 5.05% , 01/15/37
(a)
300 288,010
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33% ,
03/03/41
(a)
.................... 104 99,256
Toronto-Dominion Bank (The)
4.57% , 06/02/28 .................. 549 548,141
5.52% , 07/17/28 .................. 160 162,553
2.00% , 09/10/31 .................. 224 195,955
3.20% , 03/10/32 .................. 100 90,978
4.93% , 10/15/35 .................. 140 134,317
Truist Bank
(a)
(1-day SOFR + 0.77%), 4.42% , 07/24/28 . 250 249,405
(1-day SOFR + 0.91%), 4.14% , 10/23/29 . 476 468,950
Truist Financial Corp.
(a)
(1-day SOFR + 0.86%), 1.89% , 06/07/29 . 256 242,835
Series I. , (1-day SOFR + 0.97%), 4.60% ,
01/27/32 ..................... 748 730,249
Series I , (1-day SOFR + 1.09%), 4.68% ,
04/23/32 ..................... 13 12,700
(1-day SOFR + 2.24%), 4.92% , 07/28/33 . 100 96,890
(1-day SOFR + 1.92%), 5.71% , 01/24/35 . 387 390,920
(1-day SOFR + 1.40%), 4.96% , 10/23/36 . 250 237,904

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp
3.90% , 04/26/28 .................. USD 200 $ 198,015
(1-day SOFR + 1.23%), 4.65% , 02/01/29
(a)
208 207,858
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(a)
100 101,834
3.00% , 07/30/29 .................. 233 221,488
(1-day SOFR + 1.25%), 5.10% , 07/23/30
(a)
200 201,422
(1-day SOFR + 0.87%), 4.48% , 01/26/32
(a)
492 479,551
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(a)
147 150,633
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(a)
600 608,330
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49% ,
11/03/36
(a)
.................... 306 264,162
(1-day SOFR + 1.10%), 5.03% , 01/26/37
(a)
295 284,127
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.72% ,
05/20/41
(a)
.................... 118 115,286
Wells Fargo & Co.
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(a)
475 475,644
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(a)
1,144 1,161,270
Series B , 7.95% , 11/15/29 ............ 221 240,036
(1-day SOFR + 0.74%), 4.18% , 01/23/30
(a)
3,075 3,025,481
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(a)
68 68,528
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(a)
.................... 1,300 1,219,983
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(a)
1,078 1,082,468
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(a)
216 217,722
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
150 159,242
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
2,014 2,018,069
(1-day SOFR + 1.10%), 4.96% , 01/23/37
(a)
1,130 1,078,147
Westpac Banking Corp.
4.15% , 05/11/28 .................. 1,200 1,194,161
2.65% , 01/16/30 .................. 373 349,229
2.15% , 06/03/31 .................. 325 288,475
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(a)
.................... 120 118,810
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36
(a)
.................... 282 249,550
Zions Bancorp NA, (1-day SOFR + 1.16%),
4.70%, 08/18/28
(a)
................ 250 249,132
146,202,705
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 330 313,900
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 424 403,314
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 304 301,339
Coca-Cola Co. (The)
2.00% , 03/05/31 .................. 500 445,404
5.00% , 05/13/34 .................. 233 234,803
4.65% , 08/14/34 .................. 100 98,498
Constellation Brands, Inc.
2.25% , 08/01/31 .................. 300 262,459
4.90% , 05/01/33 .................. 157 152,951
4.95% , 11/01/35 .................. 100 95,473
PepsiCo, Inc.
2.63% , 07/29/29 .................. 500 473,846
1.63% , 05/01/30 .................. 273 244,521
1.95% , 10/21/31 .................. 481 418,913
4.80% , 07/17/34 .................. 237 234,320
5.00% , 02/07/35 .................. 115 113,627
3,793,368
Security
Par (000)
Par (000) Value
Biotechnology — 0.2%
AbbVie, Inc.
3.20% , 11/21/29 .................. USD 1,548 $ 1,475,596
4.13% , 03/15/31 .................. 421 408,123
4.40% , 03/15/33 .................. 300 289,116
5.05% , 03/15/34 .................. 409 405,928
4.55% , 03/15/35 .................. 69 65,504
5.20% , 03/15/35 .................. 500 498,107
4.30% , 05/14/36 .................. 220 203,309
Amgen, Inc.
5.15% , 03/02/28 .................. 177 178,363
2.45% , 02/21/30 .................. 331 305,203
5.25% , 03/02/30 .................. 872 882,429
4.20% , 02/19/31 .................. 4,340 4,213,244
5.25% , 03/02/33 .................. 772 773,716
4.85% , 02/19/36 .................. 1,320 1,265,125
Biogen, Inc., 5.05%, 01/15/31 .......... 147 147,767
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(b)
..................... 2,171 2,117,967
Genmab A/S
(b)
6.25% , 12/15/32 .................. 769 776,039
7.25% , 12/15/33 .................. 1,454 1,499,225
Gilead Sciences, Inc.
4.80% , 11/15/29 .................. 500 501,768
5.25% , 10/15/33 .................. 146 147,373
4.90% , 05/20/34 .................. 100 98,009
5.10% , 06/15/35 .................. 100 98,959
Grifols SA
(c)
7.13% , 05/01/30 .................. EUR 1,130 1,356,521
7.50% , 05/01/30 .................. 223 268,148
17,975,539
Broadline Retail — 0.2%
Amazon.com, Inc.
3.85% , 03/13/28 .................. USD 100 99,060
1.65% , 05/12/28 .................. 633 602,583
4.65% , 12/01/29 .................. 498 497,692
4.10% , 11/20/30 .................. 808 782,760
4.25% , 03/13/31 .................. 455 441,361
4.80% , 07/09/31 .................. 365 361,538
4.55% , 03/13/33 .................. 3,151 3,044,265
4.35% , 03/20/33 .................. 492 469,806
4.80% , 12/05/34 .................. 20 19,480
4.65% , 11/20/35 .................. 344 324,133
4.88% , 03/13/36 .................. 1,555 1,488,221
5.30% , 07/09/36 .................. 365 358,629
B&M European Value Retail plc
6.50% , 11/27/31
(c)
................. GBP 2,065 2,757,769
eBay, Inc.
2.60% , 05/10/31 .................. USD 200 178,848
5.13% , 11/06/35 .................. 100 96,719
Match Group Holdings II LLC
(b)
3.63% , 10/01/31 .................. 830 741,065
6.13% , 09/15/33 .................. 1,558 1,516,936
MercadoLibre, Inc., 4.90%, 01/15/33 ...... 634 609,293
Prosus NV
(b)
4.19% , 01/19/32 .................. 654 614,884
5.87% , 07/13/36 .................. 952 936,678
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 200 205,628
9.75% , 04/15/29 .................. 806 875,131
Wayfair LLC, 7.13%, 05/31/34
(b)
......... 324 332,842
17,355,321

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
..................... USD 341 $ 351,083
Builders FirstSource, Inc., 6.75%, 05/15/35
(b)
. 1,058 1,047,483
Carlisle Cos., Inc.
2.20% , 03/01/32 .................. 100 85,482
5.25% , 09/15/35 .................. 100 97,594
Carrier Global Corp.
2.72% , 02/15/30 .................. 148 137,544
5.90% , 03/15/34 .................. 200 206,796
EMRLD Borrower LP
(b)
6.63% , 12/15/30 .................. 3,462 3,518,767
6.75% , 07/15/31 .................. 1,262 1,294,350
Fortune Brands Innovations, Inc.
3.25% , 09/15/29 .................. 123 117,086
5.88% , 06/01/33 .................. 100 102,863
HT Troplast GmbH, 7.63%, 07/15/31
(c)
..... EUR 427 497,364
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
...... USD 831 668,782
Johnson Controls International plc
2.00% , 09/16/31 .................. 148 128,485
6.00% , 01/15/36 .................. 100 104,512
Masco Corp., 2.00%, 10/01/30 .......... 202 178,979
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 214 212,672
9.75% , 07/15/28 .................. 399 400,096
Owens Corning, 5.70%, 06/15/34 ........ 200 202,735
Quikrete Holdings, Inc., 6.38%, 03/01/32
(b)
.. 3,685 3,729,972
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 .................. 5,522 5,532,563
6.25% , 08/01/33 .................. 712 704,220
5.88% , 03/15/34 .................. 760 729,719
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 194 192,818
4.38% , 07/15/30 .................. 269 253,959
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 100 100,598
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 251,663
20,848,185
Capital Markets — 0.6%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................ 1,116 1,118,790
Ameriprise Financial, Inc.
5.70% , 12/15/28 .................. 103 105,400
4.80% , 06/15/31 .................. 100 99,175
5.15% , 05/15/33 .................. 101 100,751
5.20% , 04/15/35 .................. 50 49,071
5.35% , 06/15/36 .................. 100 97,883
Antares Holdings LP, 6.63%, 06/10/31
(b)
.... 331 329,724
Apollo Debt Solutions BDC
5.88% , 08/30/30 .................. 152 149,383
6.55% , 03/15/32 .................. 106 106,330
Ares Capital Corp.
5.95% , 07/15/29 .................. 148 149,197
5.55% , 01/15/30 .................. 232 229,593
5.10% , 01/15/31 .................. 194 186,459
3.20% , 11/15/31 .................. 187 162,764
5.80% , 03/08/32 .................. 54 53,142
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 1,414 1,414,289
5.80% , 09/09/30 .................. 290 284,128
5.55% , 04/15/31 .................. 100 96,295
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 75 72,658
Banco Nacional de Mexico SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.68%), 6.70%, 08/07/36
(a) (b)
... 630 623,070
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(a)
........... USD 725 $ 726,488
Bank of New York Mellon Corp. (The)
(1-day SOFR + 1.09%), 4.98% , 03/14/30
(a)
473 475,171
1.80% , 07/28/31 .................. 559 483,611
(1-day SOFR + 1.51%), 4.71% , 02/01/34
(a)
196 190,168
(1-day SOFR + 1.85%), 6.47% , 10/25/34
(a)
337 360,316
(1-day SOFR + 1.35%), 5.32% , 06/06/36
(a)
202 200,868
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 1,440 1,424,627
4.00% , 01/15/29 .................. 100 95,820
5.95% , 07/16/29 .................. 100 99,908
5.05% , 09/10/30 .................. 133 127,144
5.35% , 03/12/31 .................. 222 212,227
6.00% , 11/22/34 .................. 100 95,040
Blackstone Reg Finance Co. LLC, 4.95%,
02/15/36 ...................... 234 222,812
Blackstone Secured Lending Fund
5.35% , 04/13/28 .................. 100 99,476
5.25% , 09/04/29 .................. 100 98,379
5.13% , 01/31/31 .................. 100 94,958
5.90% , 05/21/31 .................. 565 549,461
Blue Owl Capital Corp.
2.88% , 06/11/28 .................. 100 94,891
5.95% , 03/15/29 .................. 143 142,693
6.20% , 07/15/30 .................. 177 175,159
6.30% , 08/15/31 .................. 350 345,523
Blue Owl Credit Income Corp.
7.95% , 06/13/28 .................. 100 103,031
6.60% , 09/15/29 .................. 100 100,322
5.80% , 03/15/30 .................. 280 272,050
6.55% , 10/15/31
(b)
................. 100 98,726
Blue Owl Finance LLC
3.13% , 06/10/31 .................. 100 87,347
6.25% , 04/18/34 .................. 142 137,509
Brookfield Asset Management Ltd.
4.83% , 04/15/31 .................. 100 98,011
5.30% , 01/15/36 .................. 200 191,667
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 266 230,324
Brookfield Finance, Inc.
4.35% , 04/15/30 .................. 113 110,396
2.72% , 04/15/31 .................. 152 136,923
5.33% , 01/15/36 .................. 136 131,174
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 100 95,110
Cboe Global Markets, Inc., 1.63%, 12/15/30 . 100 86,409
Charles Schwab Corp. (The)
(1-day SOFR + 2.21%), 5.64% , 05/19/29
(a)
100 101,703
2.75% , 10/01/29 .................. 510 479,777
(1-day SOFR + 0.78%), 4.74% , 05/21/30
(a)
200 199,534
2.30% , 05/13/31 .................. 338 300,546
1.95% , 12/01/31 .................. 100 86,209
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(a)
333 342,626
(1-day SOFR + 1.28%), 5.49% , 05/21/37
(a)
290 288,135
CME Group, Inc.
3.75% , 06/15/28 .................. 111 109,694
4.40% , 03/15/30 .................. 185 182,939
2.65% , 03/15/32 .................. 227 202,693
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 374 355,814
Deutsche Bank AG
5.41% , 05/10/29 .................. 150 152,495
(1-day SOFR + 1.70%), 5.00% , 09/11/30
(a)
300 298,958
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
508 501,730
(1-day SOFR + 1.14%), 4.73% , 02/06/32
(a)
150 146,168
(1-day SOFR + 1.72%), 3.04% , 05/28/32
(a)
150 135,099

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(a)
.................... USD 261 $ 259,086
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(a)
400 364,213
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
258 274,483
First Eagle Holdings, Inc., 7.25%, 08/15/32
(b)
. 239 241,790
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
1,922 1,909,987
FS KKR Capital Corp., 2.63%, 01/15/27 .... 160 157,434
Gaci First Investment Co., 5.25%, 05/14/33
(c)
. 1,272 1,246,929
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 1,120 1,101,269
(1-day SOFR + 0.90%), 4.15% , 10/21/29
(a)
200 196,825
2.60% , 02/07/30 .................. 800 738,819
3.80% , 03/15/30 .................. 1,000 961,665
(1-day SOFR + 0.99%), 4.59% , 04/20/30
(a)
700 692,467
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(a)
1,031 1,019,276
(1-day SOFR + 1.06%), 4.37% , 10/21/31
(a)
10 9,680
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(a)
219 212,558
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
100 87,173
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
49 42,808
(1-day SOFR + 1.17%), 5.24% , 07/21/32
(a)
318 317,375
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
475 417,316
(1-day SOFR + 1.34%), 5.09% , 04/20/34
(a)
719 703,818
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(a)
638 676,771
6.45% , 05/01/36 .................. 200 208,459
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(a)
1,393 1,326,767
(1-day SOFR + 1.31%), 5.43% , 06/03/37
(a)
215 210,039
(1-day SOFR + 1.45%), 5.66% , 07/21/37
(a)
718 714,730
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41
(a)
.................... 215 203,659
GS Finance Corp., Series O, 0.00%, 05/21/29
(b) (k)
(l)
.......................... 681 740,928
Intercontinental Exchange, Inc.
3.63% , 09/01/28 .................. 358 350,624
4.35% , 06/15/29 .................. 100 98,941
5.25% , 06/15/31 .................. 308 311,500
1.85% , 09/15/32 .................. 449 374,097
Jane Street Group
(b)
6.13% , 11/01/32 .................. 242 240,790
6.75% , 05/01/33 .................. 428 436,183
Jefferies Financial Group, Inc.
5.88% , 07/21/28 .................. 102 103,822
4.15% , 01/23/30 .................. 273 261,977
2.63% , 10/15/31 .................. 200 173,262
6.20% , 04/14/34 .................. 164 165,484
6.25% , 01/15/36 .................. 207 207,994
KKR & Co., Inc., 5.10%, 08/07/35 ........ 100 95,110
LPL Holdings, Inc.
4.90% , 04/03/28 .................. 300 299,856
5.15% , 06/15/30 .................. 189 188,230
5.65% , 03/15/35 .................. 137 133,666
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 666 623,609
Moody's Corp., 4.25%, 08/08/32 ......... 100 95,984
Morgan Stanley
(a)
(1-day SOFR + 1.38%), 4.99% , 04/12/29 . 2,870 2,879,260
(1-day SOFR + 0.80%), 4.24% , 01/09/30 . 1,190 1,170,223
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 1,232 1,234,768
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 1,420 1,404,430
Series I , (1-day SOFR + 1.07%), 4.36% ,
10/22/31 ..................... 491 475,662
(SOFR Index + 1.18%), 4.81% , 04/16/32 . 2,035 1,995,993
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 741 638,539
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 456 405,501
(1-day SOFR + 1.87%), 5.25% , 04/21/34 . 722 714,988
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.88%), 5.42% , 07/21/34 . USD 846 $ 844,376
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 650 692,305
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 75 74,766
(1-day SOFR + 1.76%), 5.66% , 04/17/36 . 613 615,075
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 334 286,662
(1-day SOFR + 1.18%), 5.07% , 01/30/37 . 1,381 1,324,982
(SOFR Index + 1.41%), 5.30% , 04/10/37 . 415 402,745
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95% ,
01/19/38 ..................... 100 101,412
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ..................... 383 385,828
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.31% ,
01/18/41 ..................... 186 176,279
MSCI, Inc.
5.25% , 09/01/35 .................. 599 574,800
5.15% , 03/15/36 .................. 1,330 1,262,001
Nasdaq, Inc.
5.35% , 06/28/28 .................. 203 205,442
5.55% , 02/15/34 .................. 200 202,187
Nomura Holdings, Inc.
6.07% , 07/12/28 .................. 200 204,561
5.00% , 06/29/29 .................. 230 229,941
2.61% , 07/14/31 .................. 268 236,668
5.17% , 07/14/31 .................. 200 198,379
6.09% , 07/12/33 .................. 200 207,565
5.49% , 06/29/35 .................. 200 199,081
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04% ,
06/10/36
(a)
.................... 200 193,872
Northern Trust Corp.
1.95% , 05/01/30 .................. 16 14,460
6.13% , 11/02/32 .................. 100 105,707
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
11/19/40
(a)
.................... 106 101,522
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 .................. 1,087 1,090,886
8.00% , 08/01/33 .................. 2,634 2,672,728
Raymond James Financial, Inc., 4.90%, 09/11/35 100 95,409
S&P Global, Inc.
2.50% , 12/01/29 .................. 297 276,244
5.25% , 09/15/33 .................. 100 100,807
4.80% , 12/04/35
(b)
................. 100 95,465
State Street Bank & Trust Co.
4.78% , 11/23/29 .................. 250 250,807
5.22% , 07/23/34 .................. 1,175 1,173,280
State Street Corp.
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(a)
100 102,147
2.40% , 01/24/30 .................. 162 150,452
4.73% , 02/28/30 .................. 80 79,968
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(a)
504 445,226
(1-day SOFR + 1.89%), 5.16% , 05/18/34
(a)
158 157,162
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(a)
100 93,466
(1-day SOFR + 1.22%), 5.15% , 02/28/36
(a)
133 130,569
(1-day SOFR + 1.20%), 5.09% , 04/24/37
(a)
200 193,913
TPG Operating Group II LP
4.88% , 05/15/31 .................. 100 97,734
5.88% , 03/05/34 .................. 100 100,545
UBS AG, 5.65%, 09/11/28 ............ 434 443,311
UBS Americas, Inc., 7.13%, 07/15/32 ...... 80 88,043

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG, (1-day SOFR + 1.06%), 4.40%,
09/23/31
(a) (b)
.................... USD 200 $ 193,980
64,495,536
Chemicals — 0.9%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(a) (b) (j)
......... 619 495,215
Air Products & Chemicals, Inc.
4.90% , 10/11/32 .................. 177 176,638
4.85% , 02/08/34 .................. 157 154,155
Avient Corp., 6.25%, 11/01/31
(b)
......... 164 165,207
Bond US Bidco 1, Inc.
6.50% , 06/15/33
(b)
................. EUR 1,635 1,896,493
6.50% , 06/15/33
(c)
................. 2,174 2,521,697
7.13% , 06/15/33
(b)
................. USD 1,072 1,078,626
Celanese US Holdings LLC
7.00% , 02/15/31 .................. 303 310,664
6.75% , 04/15/33 .................. 204 207,951
7.38% , 02/15/34 .................. 855 879,492
CF Industries, Inc., 5.30%, 11/26/35 ...... 120 117,308
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 1,455 1,447,779
4.63% , 11/15/29 .................. 2,211 2,086,482
7.88% , 03/15/34 .................. 375 364,911
Consolidated Energy Finance SA, 5.63%,
10/15/28
(b)
..................... 150 144,873
Dow Chemical Co. (The)
4.80% , 11/30/28 .................. 667 666,832
7.38% , 11/01/29 .................. 2,380 2,558,369
6.30% , 03/15/33 .................. 1,730 1,801,090
5.65% , 03/15/36 .................. 2,746 2,699,970
Eastman Chemical Co.
4.50% , 02/20/31 .................. 131 127,310
5.63% , 02/20/34 .................. 149 149,400
Ecolab, Inc.
4.30% , 06/15/28 .................. 475 473,419
1.30% , 01/30/31 .................. 100 85,665
5.15% , 06/15/33 .................. 200 199,668
5.00% , 09/01/35 .................. 100 97,962
5.35% , 06/15/36 .................. 200 199,576
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 210 206,516
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.40%, 02/05/31
(a) (c)
.. EUR 611 709,454
FMC Corp.
3.45% , 10/01/29 .................. USD 1,423 1,307,700
8.00% , 06/01/31
(b)
................. 6,102 6,309,645
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 777 693,835
INEOS Finance plc
(c)
6.38% , 04/15/29 .................. EUR 1,996 2,259,600
7.25% , 03/31/31 .................. 619 670,170
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
492 487,233
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 317,198
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 196,756
Italmatch Chemicals SpA, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 6.42%, 02/05/31
(a) (c)
. EUR 569 660,527
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
544 637,679
K+S AG, 0.63%, 06/16/31
(c) (k)
........... 300 357,342
Kronos International, Inc.
9.50% , 03/15/29
(c)
................. 2,396 2,659,247
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... USD 100 108,892
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... EUR 990 571
LYB International Finance III LLC
2.25% , 10/01/30 .................. USD 1,626 1,448,979
5.13% , 01/15/31 .................. 1,597 1,585,002
5.63% , 05/15/33 .................. 1,623 1,619,083
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.50% , 03/01/34 .................. USD 100 $ 98,252
6.15% , 05/15/35 .................. 178 180,676
5.88% , 01/15/36 .................. 2,730 2,709,943
Maxam Prill SARL, 6.00%, 07/15/30
(c)
..... EUR 2,765 3,253,976
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 885 872,831
Monitchem HoldCo 3 SA, 8.00%, 07/15/31
(c)
. EUR 2,637 2,982,805
Mosaic Co. (The), 5.45%, 11/15/33 ....... USD 100 99,543
Nouryon Finance BV, 6.13%, 07/15/31
(c)
.... EUR 467 546,057
Nutrien Ltd.
4.85% , 05/29/31 .................. USD 100 99,212
5.25% , 03/12/32 .................. 100 100,452
5.40% , 06/21/34 .................. 109 109,041
5.35% , 05/29/36 .................. 100 97,863
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
................. EUR 1,072 1,208,325
6.25% , 10/01/29
(b)
................. USD 2,030 2,004,389
7.25% , 06/15/31
(b)
................. 1,160 1,172,216
6.75% , 08/01/32
(b)
................. 3,169 3,084,239
6.13% , 02/15/33
(c)
................. EUR 974 1,120,519
7.25% , 02/15/33
(b)
................. USD 8,137 7,970,755
Orbia Advance Corp. SAB de CV, 6.75%,
09/19/42
(b)
..................... 722 639,151
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 2,429 2,384,558
PPG Industries, Inc., 2.80%, 08/15/29 ..... 100 94,407
Sasol Financing USA LLC, 8.75%, 04/10/33
(b)
. 621 645,523
SCIL IV LLC, 9.50%, 07/15/28
(c)
......... EUR 982 1,167,143
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 .................. USD 749 696,032
4.38% , 02/01/32 .................. 79 73,061
Sherwin-Williams Co. (The)
4.55% , 03/01/28 .................. 588 587,007
4.80% , 09/01/31 .................. 100 99,013
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 2,798 2,732,250
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
..................... 1,175 1,148,955
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(c)
..................... EUR 608 701,927
Westlake Corp., 5.55%, 11/15/35 ........ USD 100 97,054
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. 6,649 6,104,532
7.38% , 03/01/31 .................. 2,024 2,006,851
6.63% , 08/15/32 .................. 2,546 2,423,837
7.00% , 08/01/33 .................. 1,276 1,222,209
93,876,785
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 .................. 309 289,093
5.88% , 10/15/33 .................. 2,139 2,074,023
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 3,520 3,468,874
4.88% , 06/01/28
(c)
................. GBP 1,633 2,177,496
6.00% , 06/01/29
(b)
................. USD 6,284 6,228,690
6.88% , 06/15/30
(b)
................. 3,673 3,753,094
7.88% , 02/15/31
(b)
................. 9,984 10,365,908
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 1,127 1,341,066
APCOA GmbH, 6.00%, 04/15/31
(c)
....... 1,755 2,031,431
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 234 224,615
4.75% , 10/15/29 .................. 141 137,680
5.75% , 06/01/34 .................. 449 439,489
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 248 247,192
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.65%,
05/01/30
(a) (c)
.................... EUR 463 536,533

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
USD 252 $ 253,575
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 .................. EUR 922 1,055,928
7.38% , 06/15/31 .................. GBP 875 1,186,179
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. USD 173 176,127
6.75% , 06/15/32 .................. 1,674 1,704,703
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 64 64,657
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 133 137,726
doValue SpA, 5.38%, 11/15/31
(c)
......... EUR 1,202 1,397,757
Garda World Security Corp.
(b)
7.75% , 02/15/28 .................. USD 430 435,932
6.00% , 06/01/29 .................. 104 102,493
8.25% , 08/01/32 .................. 2,403 2,436,834
8.38% , 11/15/32 .................. 8,517 8,653,204
GFL Environmental Holdings US, Inc.
(b)
5.63% , 07/01/31 .................. 405 393,481
5.50% , 02/01/34 .................. 3,064 2,834,374
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 100 97,516
4.38% , 08/15/29 .................. 550 528,804
6.75% , 01/15/31 .................. 144 145,742
Luna 1.5 SARL
10.50% , 07/01/32
(b)
................ EUR 174 213,111
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(c) (j)
................... 786 960,938
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
....... 438 508,437
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 2,309 2,309,058
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(a) (b) (j)
............... 618 533,264
Paprec Holding SA
(c)
4.13% , 07/15/30 .................. EUR 1,350 1,546,197
4.50% , 07/15/32 .................. 997 1,139,509
Republic Services, Inc.
1.45% , 02/15/31 .................. USD 254 218,892
4.75% , 07/15/31 .................. 100 99,321
5.00% , 12/15/33 .................. 351 348,690
5.20% , 11/15/34 .................. 134 133,636
Reworld Holding Corp., 4.88%, 12/01/29
(b)
... 313 297,050
RR Donnelley & Sons Co.
(b)
9.50% , 08/01/29 .................. 2,421 2,509,212
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(j)
..................... 326 306,847
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
..................... 2,906 3,057,475
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 .................. EUR 400 459,678
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.45% , 07/15/32
(a)
............... 206 237,729
Waste Connections, Inc.
4.20% , 01/15/33 .................. USD 111 105,346
5.00% , 03/01/34 .................. 218 214,682
Waste Management, Inc.
4.95% , 07/03/31 .................. 350 351,088
4.80% , 03/15/32 .................. 141 140,340
4.88% , 02/15/34 .................. 382 377,418
4.95% , 03/15/35 .................. 100 97,971
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
.... 5,473 5,547,050
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 .................. 812 825,719
6.63% , 04/15/30 .................. 1,188 1,214,720
7.38% , 10/01/31 .................. 759 782,559
79,456,153
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
Cisco Systems, Inc.
4.75% , 02/24/30 .................. USD 141 $ 141,046
4.95% , 02/24/32 .................. 200 199,990
5.05% , 02/26/34 .................. 369 365,624
5.10% , 02/24/35 .................. 146 144,390
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 75 74,571
2.75% , 05/24/31 .................. 255 229,284
5.20% , 08/15/32 .................. 293 291,391
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 174 164,162
1,610,458
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
........... 157 156,104
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 838 818,823
6.88% , 08/15/32 .................. 1,140 1,175,457
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 1,726 1,494,755
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (i)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 308,673
Egis SA, 5.13%, 05/15/31
(c)
............ EUR 964 1,128,542
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34
(b)
..................... USD 644 648,399
Heathrow Finance plc
(c)
3.88% , 03/01/27
(d)
................. GBP 1,745 2,325,353
6.63% , 03/01/31 .................. 641 862,560
Weekley Homes LLC, 6.75%, 01/15/34
(b)
.... USD 304 303,974
9,222,640
Construction Materials — 0.0%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 .................. 200 175,986
5.15% , 12/01/34 .................. 107 104,699
Vulcan Materials Co.
4.95% , 12/01/29 .................. 286 287,176
3.50% , 06/01/30 .................. 100 94,841
662,702
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
4.88% , 04/01/28 .................. 185 185,340
5.75% , 06/06/28 .................. 259 263,185
4.63% , 09/10/29 .................. 775 768,146
5.38% , 12/15/31 .................. 150 150,583
5.30% , 01/19/34 .................. 627 617,312
4.95% , 09/10/34 .................. 253 242,173
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
257 259,897
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(a)
100 103,373
(SOFR Index + 1.73%), 5.54% , 01/17/31
(a)
181 181,333
8.00% , 11/01/31 .................. 143 157,808
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(a)
122 120,200
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 100 100,457
(1-day SOFR + 1.26%), 4.73% , 04/25/29 . 408 408,278
(1-day SOFR + 0.81%), 4.35% , 07/20/29 . 499 496,105
(SOFR Index + 1.28%), 5.28% , 07/27/29 . 430 434,519
(1-day SOFR + 0.81%), 4.44% , 05/03/30 . 300 297,026
(1-day SOFR + 1.94%), 6.49% , 10/30/31 . 106 111,978
(1-day SOFR + 1.22%), 4.92% , 07/20/33 . 513 505,921
(1-day SOFR + 1.63%), 5.92% , 04/25/35 . 231 235,945
(1-day SOFR + 1.24%), 4.80% , 10/24/36 . 701 664,330
American Honda Finance Corp.
2.00% , 03/24/28 .................. 575 550,597
5.13% , 07/07/28 .................. 100 100,700

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.25% , 09/01/28 .................. USD 265 $ 262,667
4.40% , 09/05/29 .................. 437 430,697
1.80% , 01/13/31 .................. 434 376,760
4.85% , 10/23/31 .................. 100 98,381
4.90% , 01/10/34 .................. 149 143,923
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 .................. 506 523,598
7.25% , 01/15/31 .................. 585 602,507
6.25% , 02/15/34 .................. 397 389,070
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 316 323,830
(1-day SOFR + 2.60%), 5.25% , 07/26/30 . 200 201,314
(1-day SOFR + 1.56%), 5.46% , 07/26/30 . 100 101,260
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 455 494,800
(1-day SOFR + 1.34%), 2.36% , 07/29/32 . 134 115,199
(SOFR Index + 3.37%), 7.96% , 11/02/34 . 317 358,601
(1-day SOFR + 2.26%), 6.05% , 02/01/35 . 446 455,764
(1-day SOFR + 1.99%), 5.88% , 07/26/35 . 100 101,056
(1-day SOFR + 2.04%), 6.18% , 01/30/36 . 77 77,223
(1-day SOFR + 1.63%), 5.20% , 09/11/36 . 237 226,870
(1-day SOFR + 1.51%), 5.40% , 01/30/37 . 100 96,759
Caterpillar Financial Services Corp.
Series L , 4.20% , 05/15/28 ............ 214 213,085
4.85% , 02/27/29 .................. 100 100,834
4.38% , 08/16/29 .................. 266 264,136
4.70% , 11/15/29 .................. 570 571,618
Series L , 4.50% , 05/15/31 ............ 299 294,785
Encore Capital Group, Inc.
(c)
4.25% , 06/01/28 .................. GBP 400 526,760
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.68% , 07/15/33
(a)
............... EUR 430 501,482
Ford Motor Credit Co. LLC
7.35% , 11/04/27 .................. USD 364 373,367
6.80% , 05/12/28 .................. 3,582 3,674,222
6.80% , 11/07/28 .................. 926 953,400
5.30% , 09/06/29 .................. 2,315 2,300,684
5.88% , 11/07/29 .................. 670 675,545
7.35% , 03/06/30 .................. 1,200 1,262,247
7.20% , 06/10/30 .................. 700 732,464
6.05% , 03/05/31 .................. 369 372,100
3.63% , 06/17/31 .................. 600 544,486
7.12% , 11/07/33 .................. 212 223,281
6.13% , 03/08/34 .................. 242 241,229
5.87% , 10/31/35 .................. 288 277,936
General Motors Financial Co., Inc.
5.80% , 06/23/28 .................. 238 242,131
5.65% , 01/17/29 .................. 130 132,058
4.75% , 04/06/29 .................. 4,080 4,062,687
5.55% , 07/15/29 .................. 100 101,620
5.35% , 01/07/30 .................. 713 719,234
5.75% , 02/08/31 .................. 181 184,724
2.70% , 06/10/31 .................. 806 718,751
6.10% , 01/07/34 .................. 169 173,822
5.95% , 04/04/34 .................. 319 324,893
6.15% , 07/15/35 .................. 245 250,662
GGAM Finance Ltd.
(b)
6.88% , 04/15/29 .................. 1,175 1,194,097
5.88% , 03/15/30 .................. 293 291,517
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 712 721,285
John Deere Capital Corp.
Series I , 4.25% , 06/05/28 ............ 242 241,317
4.95% , 07/14/28 .................. 300 303,005
4.85% , 06/11/29 .................. 500 503,816
2.80% , 07/18/29 .................. 346 329,177
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Series I , 4.20% , 03/10/31 ............ USD 50 $ 48,729
2.00% , 06/17/31 .................. 812 712,469
Series I , 5.15% , 09/08/33 ............ 332 333,926
5.10% , 04/11/34 .................. 100 99,743
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
........ 699 692,339
Navient Corp.
9.38% , 10/15/31 .................. 620 619,352
7.88% , 06/15/32 .................. 398 372,877
OneMain Finance Corp.
6.63% , 05/15/29 .................. 1,475 1,493,044
5.38% , 11/15/29 .................. 280 273,639
7.88% , 03/15/30 .................. 188 194,616
6.13% , 05/15/30 .................. 503 499,979
4.00% , 09/15/30 .................. 319 292,476
7.50% , 05/15/31 .................. 49 50,225
7.13% , 11/15/31 .................. 89 90,191
6.75% , 03/15/32 .................. 3,933 3,913,942
7.13% , 09/15/32 .................. 176 177,843
6.50% , 03/15/33 .................. 648 632,610
6.75% , 09/15/33 .................. 1,995 1,962,842
PACCAR Financial Corp.
4.00% , 08/08/28 .................. 202 199,981
Series R , 3.90% , 02/05/29 ........... 118 116,230
5.00% , 03/22/34 .................. 100 98,993
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
3,431 3,552,207
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(a)
..................... 340 338,782
Synchrony Financial
5.15% , 03/19/29 .................. 359 358,057
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
396 394,877
Toyota Motor Credit Corp.
4.05% , 09/05/28 .................. 1,400 1,386,537
4.55% , 08/09/29 .................. 256 254,910
4.95% , 01/09/30 .................. 171 171,725
3.38% , 04/01/30 .................. 180 171,135
Series B , 4.55% , 05/14/31 ............ 298 293,196
1.90% , 09/12/31 .................. 216 186,472
4.60% , 10/10/31 .................. 150 147,715
4.80% , 01/05/34 .................. 251 244,918
5.35% , 01/09/35 .................. 192 192,375
57,502,894
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 .................. 296 284,418
5.63% , 03/31/32 .................. 260 247,312
6.25% , 03/15/33 .................. 2,105 2,038,842
5.75% , 03/31/34 .................. 2,093 1,945,950
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 2,583 3,261,962
Boots Group Finco LP
5.38% , 08/31/32
(b)
................. EUR 668 785,731
5.38% , 08/31/32
(c)
................. 566 665,755
7.38% , 08/31/32
(b)
................. GBP 245 337,664
7.38% , 08/31/32
(c)
................. 282 388,659
Cencosud SA
(b)
5.95% , 05/28/31 .................. USD 600 611,448
5.75% , 04/15/36 .................. 540 533,542
Co-Operative Group Ltd., 8.25%, 12/15/31
(c)
. GBP 594 826,626
Costco Wholesale Corp., 1.60%, 04/20/30 ... USD 411 369,117
Dollar General Corp.
4.13% , 05/01/28 .................. 109 107,928
5.20% , 07/05/28 .................. 333 335,802
5.45% , 07/05/33 .................. 156 156,358
Dollar Tree, Inc.
4.20% , 05/15/28 .................. 130 128,833
2.65% , 12/01/31 .................. 100 88,426

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
FR Midco SAS, (3-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.48%, 07/21/32
(a) (c)
........ EUR 1,134 $ 1,320,766
KeHE Distributors LLC
(b)
9.00% , 02/15/29 .................. USD 179 186,431
7.13% , 04/30/33 .................. 775 787,981
Kroger Co. (The)
1.70% , 01/15/31 .................. 252 219,501
5.00% , 09/15/34 .................. 225 218,067
Market Bidco Finco plc
(c)
6.75% , 01/31/31 .................. EUR 725 823,272
8.75% , 01/31/31 .................. GBP 200 265,510
New Immo Holding SA
(c)
5.88% , 04/17/28 .................. EUR 300 352,768
4.88% , 12/08/28 .................. 700 809,904
4.95% , 11/14/30 .................. 300 343,966
5.50% , 04/23/31 .................. 300 347,476
Ocado Group plc, 6.25%, 08/06/29
(c) (k)
..... GBP 900 1,162,916
Performance Food Group, Inc.
(b)
6.13% , 09/15/32 .................. USD 2,031 2,036,738
5.63% , 03/01/34 .................. 1,637 1,587,885
Sysco Corp.
4.40% , 07/25/31 .................. 177 170,961
5.40% , 03/23/35 .................. 167 164,858
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
207 207,000
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 135 133,021
7.25% , 01/15/32 .................. 54 55,795
Walmart, Inc.
7.55% , 02/15/30 .................. 249 273,528
4.15% , 04/30/31 .................. 358 350,689
4.45% , 04/30/33 .................. 590 576,565
4.90% , 04/28/35 .................. 263 260,553
5.25% , 09/01/35 .................. 183 185,288
4.75% , 04/30/36 .................. 100 97,339
26,053,151
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ...................... 794 791,837
Ardagh Group SA
9.50% , 12/01/30
(b)
................. 1,662 1,761,400
9.50% , 12/01/30
(c)
................. 1,998 2,117,379
11.00% , ( 11.00 % Cash or 6.50 % PIK),
12/01/30
(a) (b) (j)
.................. 364 334,391
11.00% , ( 11.00 % Cash or 7.50 % PIK),
12/01/30
(c) (j)
................... EUR 1,719 1,822,956
Ardagh Metal Packaging Finance USA LLC
3.25% , 09/01/28
(b)
................. USD 200 192,264
3.00% , 09/01/29
(c)
................. EUR 1,182 1,318,395
4.00% , 09/01/29
(b)
................. USD 5,723 5,433,160
6.25% , 01/30/31
(b)
................. 1,206 1,214,131
Avery Dennison Corp.
4.88% , 12/06/28 .................. 100 100,198
2.25% , 02/15/32 .................. 100 86,280
Ball Corp.
4.25% , 07/01/32 .................. EUR 225 260,100
5.50% , 09/15/33 .................. USD 116 115,249
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 309 307,136
6.88% , 01/15/30 .................. 1,289 1,277,917
6.75% , 04/15/32 .................. 709 675,182
Crown Americas LLC, 5.88%, 06/01/33 .... 1,674 1,670,592
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (j)
........... EUR 272 296,523
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... USD 665 596,106
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Kleopatra Finco SARL, (1-mo. EURIBOR +
2.00%), 6.00%, 01/30/31
(a)
........... EUR 2,177 $ 2,184,143
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 .................. USD 10,709 10,922,109
9.25% , 04/15/30 .................. 1,269 1,257,774
OI European Group BV
(c)
6.25% , 05/15/28 .................. EUR 928 1,080,452
5.25% , 06/01/29 .................. 866 998,730
Packaging Corp. of America, 3.00%, 12/15/29 USD 200 188,454
Silgan Holdings, Inc.
4.25% , 02/15/31
(b)
................. EUR 663 757,574
Smurfit Kappa Treasury ULC
5.20% , 01/15/30 .................. USD 300 301,948
5.44% , 04/03/34 .................. 255 254,308
Sonoco Products Co.
4.60% , 09/01/29 .................. 100 98,868
2.85% , 02/01/32 .................. 108 96,063
5.00% , 09/01/34 .................. 107 103,277
Sword Purchaser LLC, 7.25%, 04/15/33
(c)
... EUR 1,247 1,483,034
Trivium Packaging Finance BV
(b)
6.63% , 07/15/30 .................. 130 155,912
8.25% , 07/15/30 .................. USD 1,503 1,588,802
12.25% , 01/15/31 ................. 612 677,223
WestRock MWV LLC, 7.95%, 02/15/31 ..... 100 110,962
WRKCo, Inc., 3.90%, 06/01/28 .......... 326 321,269
42,952,098
Distributors — 0.1%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............. 30 28,467
Core & Main LP, 6.00%, 07/01/34
(b)
........ 2,746 2,730,658
Dealer Tire Financial LLC, 10.38%, 10/01/31
(b)
252 244,753
Gates Corp., 6.88%, 07/01/29
(b)
......... 327 333,581
LKQ Corp., 5.75%, 06/15/28 ........... 225 227,661
Resideo Funding II LLC
(b)
4.00% , 09/01/29 .................. 190 179,912
6.50% , 07/15/32 .................. 1,469 1,469,495
5,214,527
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
... 1,179 1,178,627
Multiversity SpA
(c)
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
6.69% , 10/30/28
(a)
............... EUR 600 694,660
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.69% , 05/17/31
(a)
............... 1,315 1,521,923
7.13% , 05/17/31 .................. 819 968,748
Service Corp. International
4.00% , 05/15/31 .................. USD 419 391,740
5.75% , 10/15/32 .................. 1,805 1,790,236
Sotheby's
(b)
5.88% , 06/01/29 .................. 647 624,112
8.25% , 04/15/31 .................. 663 661,355
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 1,821 1,869,601
9,701,002
Diversified REITs — 0.1%
Digital Realty Trust LP
4.45% , 07/15/28 .................. 322 319,981
3.60% , 07/01/29 .................. 229 221,191
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ...................... 95 91,639
Equinix Europe 2 Financing Corp. LLC
4.70% , 03/15/33 .................. 124 118,216
5.50% , 06/15/34 .................. 100 98,689
GLP Capital LP
5.30% , 01/15/29 .................. 100 100,099

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
3.25% , 01/15/32 .................. USD 354 $ 313,106
5.25% , 02/15/33 .................. 100 96,511
5.63% , 03/01/36 .................. 131 125,608
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 331 314,513
Simon Property Group LP, 4.38%, 10/01/30 .. 1,696 1,665,696
Trust Fibra Uno, 7.70%, 01/23/32
(c)
....... 580 610,734
Uniti Group LP
(b)
6.50% , 02/15/29 .................. 1,231 1,214,089
6.00% , 01/15/30 .................. 271 258,580
8.63% , 06/15/32 .................. 2,397 2,447,965
VICI Properties LP
4.13% , 08/15/30
(b)
................. 844 802,162
5.75% , 04/01/34 .................. 100 99,409
WP Carey, Inc.
2.40% , 02/01/31 .................. 194 173,096
5.38% , 06/30/34 .................. 130 129,035
9,200,319
Diversified Telecommunication Services — 1.4%
Altice France SA
7.25% , 11/01/29
(c)
................. EUR 723 839,732
4.75% , 10/15/30
(c)
................. 1,765 1,975,367
6.88% , 10/15/30
(b)
................. USD 1,270 1,239,798
5.50% , 10/15/31
(c)
................. EUR 264 298,253
6.50% , 10/15/31
(b)
................. USD 579 558,800
6.50% , 04/15/32
(b)
................. 5,124 4,959,861
5.63% , 07/15/32
(c)
................. EUR 977 1,106,466
6.88% , 07/15/32
(b)
................. USD 1,879 1,824,551
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 681 665,683
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(b)
. 2,726 2,658,600
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 808 858,707
AT&T, Inc.
4.30% , 02/15/30 .................. 672 657,451
4.40% , 04/30/31 .................. 100 97,177
2.75% , 06/01/31 .................. 569 512,183
2.55% , 12/01/33 .................. 1,363 1,122,645
4.50% , 05/15/35 .................. 470 431,383
5.38% , 08/15/35 .................. 116 113,540
5.13% , 04/30/36 .................. 100 95,293
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (i)
1,000 5,000
Bell Telephone Co. of Canada or Bell Canada
5.10% , 05/11/33 .................. 132 129,528
5.45% , 11/15/36 .................. 71 68,573
Big Sky Funding LLC, 5.75%, 07/20/31
(b)
... 323 322,276
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
. 85 84,858
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. 693 673,017
6.38% , 09/01/29 .................. 187 185,817
4.75% , 03/01/30 .................. 4,601 4,298,832
4.25% , 02/01/31 .................. 3,443 3,047,500
4.75% , 02/01/32 .................. 896 782,919
7.00% , 02/01/33 .................. 591 566,373
7.38% , 02/01/36 .................. 3,518 3,344,526
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 1,019 1,039,391
Comcast Corp.
4.25% , 10/15/30 .................. 384 371,755
1.95% , 01/15/31 .................. 240 209,551
1.50% , 02/15/31 .................. 399 340,515
4.25% , 01/15/33 .................. 168 157,171
4.65% , 02/15/33 .................. 391 373,745
5.30% , 06/01/34 .................. 274 269,168
4.20% , 08/15/34 .................. 494 448,089
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
1,384 1,355,248
Deutsche Telekom International Finance BV,
8.25%, 06/15/30
(a) (d)
............... 442 492,051
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
eircom Finance DAC, 5.00%, 04/30/31
(c)
.... EUR 1,869 $ 2,178,494
Fibercop SpA
4.75% , 06/30/30
(c)
................. 1,181 1,376,584
5.38% , 04/15/31
(c)
................. 2,667 3,161,768
5.13% , 06/30/32
(c)
................. 643 755,944
Series 2033 , 6.38% , 11/15/33
(b)
........ USD 462 453,818
Series 2034 , 6.00% , 09/30/34
(b)
........ 719 692,877
Series 2036 , 7.20% , 07/18/36
(b)
........ 699 709,436
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 2,257 2,279,169
Galaxy Helios Data Centers II LLC, 9.88%,
08/01/31
(b)
..................... 1,205 1,208,278
Grupo Televisa SAB, 6.63%, 01/15/40 ..... 723 629,010
Iliad SA, 4.25%, 01/09/32
(c)
............ EUR 1,100 1,269,683
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 .................. USD 9,242 9,352,641
7.00% , 03/31/34 .................. 6,621 6,735,001
8.50% , 01/15/36 .................. 7,403 7,702,241
7.50% , 02/15/37 .................. 2,466 2,449,221
Maya SAS, 7.00%, 04/15/32
(b)
.......... 2,956 2,981,552
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 15,651 15,037,994
Orange SA, 9.00%, 03/01/31
(a) (d)
......... 240 276,747
Polardc Finance No1 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a) (b) (c)
EUR 2,200 2,350,306
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... USD 4,438 4,178,906
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... 1,843 1,816,948
SE Cosmos LLC, 8.88%, 05/01/31
(b)
...... 4,181 4,123,654
Sopaipilla Investor LLC, 7.53%, 11/30/48
(b) (d)
. 2,941 3,048,299
Space Exploration Technologies Corp., 5.35%,
07/15/31
(b)
..................... 1,484 1,444,421
Sprint Capital Corp., 6.88%, 11/15/28 ...... 624 651,308
Stingray Compute LLC, 6.00%, 06/15/31
(b)
.. 600 585,346
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
..................... 5,301 4,922,486
Telecom Argentina SA, 9.25%, 05/28/33
(b)
... 609 653,108
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 691 772,976
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 261 281,099
TELUS Corp., 3.40%, 05/13/32 ......... 111 100,009
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 528,008
Uniti Services LLC, 7.50%, 10/15/33
(b)
..... 921 941,156
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 200 198,592
4.02% , 12/03/29 .................. 995 971,126
1.50% , 09/18/30 .................. 201 175,398
1.68% , 10/30/30 .................. 182 159,262
1.75% , 01/20/31 .................. 800 696,853
2.55% , 03/21/31 .................. 344 309,279
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 438,985
5.50% , 05/15/29
(b)
................. USD 400 359,105
4.25% , 01/15/30
(c)
................. GBP 410 471,552
4.13% , 08/15/30
(c)
................. 1,133 1,285,118
4.50% , 08/15/30
(b)
................. USD 258 212,042
Windstream Services LLC, 8.25%, 10/01/31
(b)
8,021 8,350,094
Yondr JK 1 LLC, 6.88%, 06/30/31
(b)
....... 512 487,636
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 2,947 2,937,938
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 2,197 2,138,782
143,421,643
Electric Utilities — 0.9%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 575 540,679
Alabama Power Co.
Series C , 4.30% , 03/15/31 ........... 178 173,570

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.85% , 11/15/33 .................. USD 190 $ 196,334
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 309 311,694
Arizona Public Service Co.
5.70% , 08/15/34 .................. 1,310 1,328,942
5.10% , 03/15/36 .................. 2,420 2,333,025
California Buyer Ltd.
5.63% , 02/15/32
(c)
................. EUR 1,032 1,205,026
6.38% , 02/15/32
(b)
................. USD 1,445 1,424,811
CenterPoint Energy Houston Electric LLC
5.20% , 10/01/28 .................. 179 181,003
Series AE , 2.35% , 04/01/31 ........... 100 89,408
5.15% , 03/01/34 .................. 209 207,147
5.05% , 03/01/35 .................. 298 290,488
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
................. EUR 875 1,017,043
6.75% , 02/28/30
(b)
................. USD 1,085 1,101,915
4.38% , 07/31/31
(c)
................. EUR 1,043 1,168,192
DTE Electric Co.
Series A , 1.90% , 04/01/28 ............ USD 100 95,925
Series C , 2.63% , 03/01/31 ........... 100 90,806
5.20% , 03/01/34 .................. 208 207,525
Series A , 4.85% , 03/01/36 ............ 55 52,537
Series A , 6.63% , 06/01/36 ............ 115 124,557
Duke Energy Carolinas LLC
4.85% , 03/15/30 .................. 79 79,046
2.55% , 04/15/31 .................. 100 90,174
Duke Energy Corp.
5.45% , 06/15/34 .................. 192 192,668
4.95% , 09/15/35 .................. 112 107,319
Duke Energy Florida LLC, 2.40%, 12/15/31 .. 63 55,482
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 6.01%, 09/15/35
(f) (m)
.... 2,980 2,939,174
Duke Energy Progress LLC, 5.70%, 04/01/35 . 30 30,288
Edison International, 6.95%, 11/15/29 ..... 253 263,057
Enel Finance International NV, 4.88%, 06/14/29
(b)
710 709,465
Entergy Arkansas LLC, 5.45%, 06/01/34 .... 100 100,946
Entergy Corp., 2.40%, 06/15/31 ......... 198 174,970
Entergy Louisiana LLC, 4.00%, 03/15/33 ... 127 118,447
Entergy Mississippi LLC, 5.05%, 04/15/36 ... 147 141,311
Entergy Texas, Inc., 5.20%, 06/15/36 ...... 62 60,240
Evergy Metro, Inc.
4.95% , 04/15/33 .................. 100 98,224
5.13% , 08/15/35 .................. 100 97,401
Evergy, Inc., 2.90%, 09/15/29 .......... 210 197,798
Exelon Corp., 4.05%, 04/15/30 .......... 35 33,890
FirstEnergy Corp., 2.65%, 03/01/30 ....... 1,933 1,782,284
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,382 1,336,556
Florida Power & Light Co., 4.95%, 06/01/35 .. 140 135,952
Georgia Power Co.
Series B , 2.65% , 09/15/29 ............ 161 151,359
4.55% , 03/15/30 .................. 265 262,699
5.25% , 03/15/34 .................. 220 219,514
Interstate Power & Light Co., 4.95%, 09/30/34 435 419,800
Liberty Utilities Co., 5.65%, 05/15/36
(b)
..... 73 70,859
Minejesa Capital BV, 5.63%, 08/10/37
(b)
.... 511 476,324
Neoen Finco plc, 5.50%, 06/15/31
(c)
....... EUR 993 1,166,536
Nevada Power Co., Series CC, 3.70%, 05/01/29 USD 100 97,350
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ...................... 174 171,540
Northern States Power Co.
2.25% , 04/01/31 .................. 100 89,193
4.85% , 05/15/36 .................. 110 105,589
NRG Energy, Inc.
(b)
2.70% , 12/02/27 .................. 634 614,708
5.75% , 07/15/29 .................. 764 763,561
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.00% , 02/01/33 .................. USD 3,685 $ 3,673,922
5.75% , 01/15/34 .................. 1,775 1,728,678
5.88% , 05/15/34 .................. 617 605,709
6.25% , 11/01/34 .................. 985 982,404
6.00% , 01/15/36 .................. 6,100 5,968,087
6.13% , 05/15/36 .................. 2,071 2,044,295
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 563 487,590
5.00% , 06/01/33 .................. 660 647,205
Series F , 5.85% , 10/01/35 ............ 129 130,769
Oncor Electric Delivery Co. LLC
4.65% , 11/01/29 .................. 401 399,065
4.50% , 03/15/31
(b)
................. 25 24,494
5.65% , 11/15/33 .................. 286 292,800
Pacific Gas & Electric Co.
3.00% , 06/15/28 .................. 308 298,089
3.75% , 07/01/28 .................. 100 98,134
5.55% , 05/15/29 .................. 1,124 1,140,678
4.55% , 07/01/30 .................. 4,065 3,974,755
2.50% , 02/01/31 .................. 12,200 10,884,079
3.25% , 06/01/31 .................. 1,054 965,204
6.95% , 03/15/34 .................. 1,227 1,320,151
5.80% , 05/15/34 .................. 2,532 2,551,361
6.00% , 08/15/35 .................. 100 101,453
5.20% , 05/01/36 .................. 204 194,112
6.75% , 01/15/53 .................. 479 484,757
6.00% , 05/01/56 .................. 898 826,672
Pacific Gas and Electric Co., 5.05%, 11/15/31 200 197,903
PacifiCorp
3.50% , 06/15/29 .................. 126 121,304
7.70% , 11/15/31 .................. 100 110,891
5.45% , 04/15/33 .................. 100 99,991
5.45% , 02/15/34 .................. 100 99,504
5.80% , 04/15/36 .................. 100 100,293
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 86,910
PECO Energy Co., 5.95%, 10/01/36 ...... 197 203,973
Pinnacle West Capital Corp.
4.65% , 06/01/29 .................. 1,970 1,961,292
5.15% , 05/15/30 .................. 1,807 1,814,288
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 334 329,505
Public Service Co. of Colorado
3.70% , 06/15/28 .................. 123 121,300
Series 35 , 1.90% , 01/15/31 ........... 124 108,889
5.05% , 06/15/36 .................. 130 125,434
Public Service Electric & Gas Co.
4.90% , 12/15/32 .................. 353 350,389
Series Q , 5.05% , 03/01/35 ........... 517 507,459
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
646 638,732
Southern California Edison Co.
5.65% , 10/01/28 .................. 504 512,210
2.85% , 08/01/29 .................. 100 94,242
Series G , 2.50% , 06/01/31 ........... 219 193,732
2.75% , 02/01/32 .................. 598 528,850
5.45% , 03/01/35 .................. 100 98,199
5.63% , 02/01/36 .................. 100 98,260
Southern Co. (The)
5.20% , 06/15/33 .................. 321 318,508
4.25% , 07/01/36 .................. 136 122,548
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 192 188,214
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
..................... 1,156 1,152,378
Union Electric Co., 4.80%, 03/15/36 ...... 62 59,054
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 .................. 6,733 6,569,703

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.30% , 07/15/29 .................. USD 1,399 $ 1,365,006
4.70% , 01/31/31 .................. 1,004 977,319
5.25% , 04/30/33 .................. 100 97,773
5.70% , 12/30/34 .................. 2,001 1,974,488
5.55% , 04/30/36 .................. 254 247,189
VoltaGrid LLC, 7.38%, 11/01/30
(b)
........ 3,855 3,874,162
Wisconsin Electric Power Co., 4.60%, 10/01/34 1,003 965,202
Xcel Energy, Inc.
4.75% , 03/21/28 .................. 190 190,218
2.35% , 11/15/31 .................. 173 150,913
5.50% , 03/15/34 .................. 238 237,575
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 .................. 2,396 2,546,534
8.63% , 03/15/33 .................. 1,587 1,695,527
7.75% , 04/15/34 .................. 1,607 1,682,900
98,237,575
Electrical Equipment — 0.1%
Eaton Corp.
4.20% , 03/06/31 .................. 2,205 2,138,489
4.50% , 03/06/33 .................. 400 386,270
4.80% , 03/06/36 .................. 200 191,690
Emerson Electric Co., 2.20%, 12/21/31 .... 200 175,387
GE Vernova, Inc.
4.25% , 02/04/31 .................. 1,385 1,350,451
4.88% , 02/04/36 .................. 1,411 1,355,778
Hubbell, Inc.
4.90% , 06/15/33 .................. 200 195,242
5.15% , 06/15/36 .................. 100 97,193
LG Energy Solution Ltd., 5.25%, 04/02/31
(b)
.. 1,250 1,236,700
Rockwell Automation, Inc., 1.75%, 08/15/31 .. 100 85,858
Vertiv Holdings Co., 4.85%, 03/15/36 ...... 3,645 3,432,547
10,645,605
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
4.38% , 06/12/28 .................. 475 473,627
2.20% , 09/15/31 .................. 275 242,358
5.25% , 04/05/34 .................. 226 226,446
4.63% , 02/15/36 .................. 237 223,385
Arrow Electronics, Inc.
5.15% , 08/21/29 .................. 118 118,379
5.88% , 04/10/34 .................. 100 101,079
Avnet, Inc., 3.00%, 05/15/31 ........... 100 89,907
CDW LLC
3.25% , 02/15/29 .................. 100 95,270
5.10% , 03/01/30 .................. 100 98,969
3.57% , 12/01/31 .................. 159 144,155
Coherent Corp., 5.00%, 12/15/29
(b)
....... 525 513,706
Flex Ltd.
5.25% , 01/15/32 .................. 114 112,102
5.38% , 11/13/35 .................. 100 95,538
Jabil, Inc.
4.20% , 02/01/29 .................. 100 98,180
4.75% , 02/01/33 .................. 101 96,942
Keysight Technologies, Inc., 5.35%, 07/30/30 . 100 101,296
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 694 669,233
3.75% , 02/15/31 .................. 2,026 1,885,336
6.63% , 07/15/32 .................. 2,963 3,033,365
Teledyne Technologies, Inc., 2.75%, 04/01/31 100 90,428
Tyco Electronics Group SA
4.50% , 02/09/31 .................. 100 98,505
5.00% , 05/09/35 .................. 119 115,677
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 128 129,443
8,853,326
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.3%
Archrock Partners LP, 6.63%, 09/01/32
(b)
.... USD 2,653 $ 2,690,988
Archrock Services LP, 6.00%, 02/01/34
(b)
... 1,306 1,278,130
Baker Hughes Holdings LLC
4.05% , 03/11/29 .................. 95 93,370
4.35% , 06/15/31 .................. 174 168,997
4.65% , 06/15/33 .................. 76 73,283
5.00% , 06/15/36 .................. 200 191,976
Borr IHC Ltd.
(b)
8.75% , 01/15/32 .................. 352 343,843
9.00% , 01/15/34 .................. 548 533,478
Deepocean Ltd., 6.00%, 04/08/31
(c)
....... EUR 1,478 1,751,373
Enerflex, Inc., 6.88%, 01/15/31
(b)
........ USD 68 69,115
Halliburton Co., 4.85%, 11/15/35 ........ 100 94,888
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 .................. 1,221 1,207,278
6.50% , 10/01/33 .................. 1,714 1,711,783
6.75% , 10/01/35 .................. 1,635 1,647,418
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
... 308 314,150
Noble Finance II LLC
(b)
8.00% , 04/15/30 .................. 178 184,014
6.25% , 06/15/34 .................. 446 433,097
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 2,141 2,563,842
Schlumberger Investment SA
4.55% , 05/07/31 .................. USD 187 184,284
5.15% , 05/07/36 .................. 100 97,848
Seadrill Finance Ltd., 6.75%, 07/15/34
(b)
.... 353 338,417
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 272 277,777
Tidewater, Inc., 9.13%, 07/15/30
(b)
........ 320 341,993
Transocean International Ltd.
(b)
8.25% , 05/15/29 .................. 773 797,087
8.75% , 02/15/30 .................. 20 20,358
8.50% , 05/15/31 .................. 781 814,489
7.88% , 10/15/32 .................. 661 688,473
USA Compression Partners LP
(b)
7.13% , 03/15/29 .................. 766 782,505
6.25% , 10/01/33 .................. 3,381 3,327,212
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 271 280,567
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 957 999,262
Weatherford International Ltd., 6.75%, 10/15/33
(b)
2,195 2,221,957
26,523,252
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 83 85,087
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 32 31,835
Netflix, Inc.
5.38% , 11/15/29
(b)
................. 388 394,749
4.90% , 08/15/34 .................. 170 166,615
Pinewood Finco plc, 6.00%, 03/27/30
(c)
..... GBP 1,928 2,595,333
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 139,928
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(a) (
b) (d)
......................... 648 624,445
Walt Disney Co. (The)
2.00% , 09/01/29 .................. 517 478,542
4.00% , 03/14/31 .................. 589 570,424
6.55% , 03/15/33 .................. 39 42,371
4.63% , 03/14/36 .................. 313 296,969
5,426,298
Financial Services — 0.8%
Apollo Global Management, Inc.
6.38% , 11/15/33 .................. 100 104,900
5.15% , 08/12/35 .................. 160 153,011
5.70% , 03/30/36 .................. 100 98,669
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
... 2,941 2,837,077

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Block, Inc.
5.63% , 08/15/30
(b)
................. USD 528 $ 525,299
6.50% , 05/15/32 .................. 3,336 3,370,374
6.00% , 08/15/33
(b)
................. 2,078 2,060,729
Corebridge Financial, Inc.
5.75% , 01/15/34 .................. 104 105,102
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(a)
.................... 100 101,149
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 .................. 136 131,521
6.75% , 12/01/32 .................. 238 227,107
Equitable Holdings, Inc., 4.35%, 04/20/28 ... 473 469,568
Fidelity National Information Services, Inc.
4.45% , 03/10/28 .................. 1,070 1,064,223
4.55% , 03/10/29 .................. 2,630 2,606,337
4.80% , 03/10/31 .................. 100 98,234
Fiserv, Inc.
4.20% , 10/01/28 .................. 500 492,569
3.50% , 07/01/29 .................. 341 327,079
5.35% , 03/15/31 .................. 151 150,891
5.63% , 08/21/33 .................. 178 176,650
5.45% , 03/15/34 .................. 191 186,166
5.25% , 08/11/35 .................. 124 118,403
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 .................. 286 275,700
9.13% , 05/15/31 .................. 660 676,590
8.00% , 02/01/32 .................. 382 379,011
8.38% , 04/01/32 .................. 209 209,919
7.88% , 04/01/33 .................. 117 112,838
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
. EUR 1,865 2,146,357
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c) (e) (i) (j)
.... 200 —
Global Payments, Inc.
4.45% , 06/01/28 .................. USD 640 633,772
3.20% , 08/15/29 .................. 343 323,656
5.30% , 08/15/29 .................. 579 579,810
4.88% , 11/15/30 .................. 4,023 3,913,217
2.90% , 11/15/31 .................. 654 571,320
5.40% , 03/15/33 .................. 225 218,778
5.55% , 11/15/35 .................. 153 145,713
ION Platform Finance SARL
(c)
7.88% , 05/01/29 .................. EUR 2,694 2,906,905
6.50% , 09/30/30 .................. 729 714,970
6.88% , 09/30/32 .................. 562 522,844
Jerrold Finco plc, 7.88%, 04/15/30
(c)
...... GBP 1,489 2,035,307
Mastercard, Inc.
4.55% , 03/15/28 .................. USD 119 119,138
4.35% , 01/15/32 .................. 142 138,241
4.95% , 03/15/32 .................. 233 233,311
4.88% , 05/09/34 .................. 274 270,116
5.00% , 06/08/36 .................. 300 292,572
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 .................. 1,088 1,087,282
5.63% , 01/15/30 .................. 600 588,030
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
5.17%, 08/22/26
(a) (c) (f)
.............. EUR 5,156 5,945,672
National Rural Utilities Cooperative Finance
Corp.
Series D , 4.15% , 08/25/28 ........... USD 200 198,098
5.05% , 09/15/28 .................. 191 192,369
5.00% , 02/07/31 .................. 158 158,658
1.35% , 03/15/31 .................. 79 67,575
4.15% , 12/15/32 .................. 123 117,018
5.00% , 08/15/34 .................. 180 177,085
Security
Par (000)
Par (000) Value
Financial Services (continued)
PayPal Holdings, Inc.
2.85% , 10/01/29 .................. USD 437 $ 411,871
4.95% , 06/01/31 .................. 73 72,277
5.15% , 06/01/34 .................. 200 195,942
5.55% , 06/01/36 .................. 73 71,839
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 796 817,280
7..13% , 11/15/30 .................. 81 80,747
6.88% , 05/15/32 .................. 608 581,185
6.75% , 02/15/34 .................. 839 778,193
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
..................... EUR 1,839 2,090,206
Progroup AG
(c)
5.13% , 04/15/29 .................. 668 784,258
5.38% , 04/15/31 .................. 1,026 1,206,083
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 .................. USD 78 79,025
6.13% , 08/01/30 .................. 4,839 4,878,230
6.13% , 08/01/31 .................. 1,396 1,402,361
7.13% , 02/01/32 .................. 2,953 3,026,666
6.38% , 08/01/33 .................. 1,199 1,206,125
6.50% , 06/15/34 .................. 797 803,299
Rocket Mortgage LLC, 4.00%, 10/15/33
(b)
... 700 618,214
Shift4 Payments LLC
6.75% , 08/15/32
(b)
................. 3,864 3,869,471
5.50% , 05/15/33
(b)
................. EUR 556 628,366
5.50% , 05/15/33
(c)
................. 1,944 2,197,017
Stena International SA
7.25% , 01/15/31
(b)
................. USD 868 883,474
7.25% , 01/15/31
(c)
................. 738 751,156
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $4,480,539), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (f) (m)
....... EUR 4,030 4,617,201
TER Finance Jersey Ltd., 4.50%, 03/31/32
(c)
. 2,122 2,438,959
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
........... 2,952 468,925
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... USD 160 149,429
UWM Holdings LLC
(b)
6.63% , 02/01/30 .................. 1,490 1,382,193
6.25% , 03/15/31 .................. 2,329 2,078,046
Visa, Inc.
4.10% , 02/12/31 .................. 105 102,980
4.40% , 02/12/33 .................. 273 265,152
4.15% , 12/14/35 .................. 100 93,468
4.70% , 02/12/36 .................. 105 101,605
Voya Financial, Inc., 5.05%, 03/02/36 ..... 100 95,021
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
... 162 162,224
WEX, Inc., 6.50%, 03/15/33
(b)
.......... 1,501 1,491,413
Worldline SA
(c)
0.88% , 06/30/27 .................. EUR 700 767,060
4.13% , 09/12/28 .................. 200 213,601
WS Escrow LLC, 7.75%, 06/01/33
(b)
...... USD 211 218,313
83,435,805
Food Products — 0.3%
Archer-Daniels-Midland Co.
2.90% , 03/01/32 .................. 169 152,292
4.50% , 08/15/33 .................. 84 81,828
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... 99 96,785
Bunge Ltd. Finance Corp.
4.20% , 09/17/29 .................. 100 98,242
2.75% , 05/14/31 .................. 247 223,583
4.80% , 03/19/33 .................. 100 97,655
5.15% , 03/19/36 .................. 207 201,397

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 1,050 $ 1,037,604
7.63% , 07/01/29 .................. 1,109 1,143,624
6.38% , 04/15/34 .................. 5,407 5,420,853
Darling Global Finance BV, 4.50%, 07/15/32
(b)
EUR 185 214,961
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. USD 333 334,494
Flowers Foods, Inc., 2.40%, 03/15/31 ..... 133 114,361
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
. EUR 2,545 2,846,614
Hershey Co. (The)
1.70% , 06/01/30 .................. USD 100 89,400
4.95% , 02/24/32 .................. 108 108,407
Hormel Foods Corp., 1.70%, 06/03/28 ..... 157 149,263
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.15%, 12/15/29
(a) (c)
.......... EUR 1,150 1,332,239
J M Smucker Co. (The)
2.13% , 03/15/32 .................. USD 111 94,683
6.20% , 11/15/33 .................. 143 150,192
JBS NV
5.95% , 04/20/35 .................. 2,530 2,556,104
5.50% , 01/15/36 .................. 1,410 1,375,588
Kellanova, Series B, 7.45%, 04/01/31 ..... 158 174,301
Kraft Heinz Foods Co.
4.25% , 03/01/31 .................. 100 96,874
5.20% , 03/15/32 .................. 84 84,119
5.40% , 03/15/35 .................. 43 42,540
5.00% , 07/15/35 .................. 105 100,290
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 283,723
McCormick & Co., Inc.
1.85% , 02/15/31 .................. 100 87,382
4.95% , 04/15/33 .................. 125 122,625
Minerva Luxembourg SA, 7.50%, 04/22/36
(b)
. 635 605,758
Mondelez International, Inc.
4.25% , 05/06/28 .................. 131 130,199
2.75% , 04/13/30 .................. 227 210,725
3.00% , 03/17/32 .................. 143 128,716
4.75% , 08/28/34 .................. 104 100,187
Nomad Foods Bondco plc, 5.25%, 07/15/33
(c)
. EUR 1,035 1,191,166
Pilgrim's Pride Corp.
4.25% , 04/15/31 .................. USD 108 102,687
6.88% , 05/15/34 .................. 183 194,835
Post Holdings, Inc.
(b)
4.63% , 04/15/30 .................. 50 48,163
4.50% , 09/15/31 .................. 1,252 1,160,338
6.25% , 02/15/32 .................. 343 344,386
6.38% , 03/01/33 .................. 671 660,805
6.25% , 10/15/34 .................. 949 922,681
6.50% , 03/15/36 .................. 1,792 1,747,907
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 345 333,484
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 276,275
7.25% , 04/15/28 .................. 850 987,899
Tyson Foods, Inc., 4.95%, 02/20/36 ....... USD 82 78,200
28,136,434
Gas Utilities — 0.1%
AmeriGas Partners LP
(b)
9.50% , 06/01/30 .................. 192 205,858
6.88% , 06/01/31 .................. 733 744,353
Atmos Energy Corp.
2.63% , 09/15/29 .................. 100 94,354
4.75% , 01/15/32 .................. 142 140,206
5.90% , 11/15/33 .................. 87 90,675
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ...................... 100 96,385
Ferrellgas LP, 9.25%, 01/15/31
(b)
........ 309 325,000
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
National Fuel Gas Co.
4.75% , 09/01/28 .................. USD 100 $ 99,618
2.95% , 03/01/31 .................. 156 141,372
5.50% , 05/15/36 .................. 100 97,002
Southern California Gas Co.
Series XX , 2.55% , 02/01/30 ........... 228 211,621
5.20% , 06/01/33 .................. 159 158,979
5.45% , 06/15/35 .................. 116 116,413
Spire Missouri, Inc., 4.80%, 02/15/33 ...... 100 97,995
Spire, Inc., 4.60%, 09/01/31 ........... 3,650 3,553,828
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 239 225,192
6,398,851
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
................. EUR 692 819,814
7.00% , 05/21/30
(b)
................. USD 3,269 3,330,042
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. EUR 926 1,001,155
6.13% , 11/30/28 .................. GBP 794 999,210
6.50% , 07/10/31 .................. EUR 2,035 1,967,429
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
..................... 822 602,926
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. 1,209 1,420,247
5.75% , 05/15/30 .................. 681 799,678
Canadian National Railway Co.
4.20% , 03/12/31 .................. USD 128 124,316
3.85% , 08/05/32 .................. 155 146,080
4.75% , 11/12/35 .................. 100 96,420
4.95% , 05/12/36 .................. 100 97,678
Canadian Pacific Railway Co.
7.13% , 10/15/31 .................. 177 193,525
2.45% , 12/02/31 .................. 200 176,263
4.80% , 09/15/35 .................. 100 96,140
CSX Corp.
4.10% , 11/15/32 .................. 35 33,510
5.20% , 11/15/33 .................. 146 146,797
5.05% , 06/15/35 .................. 100 98,497
EC Finance plc, 3.25%, 10/15/26
(c) (d)
...... EUR 1,086 1,246,417
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 2,640 3,689,369
Fedex Freight Holding Co., Inc.
(b)
4.95% , 03/15/33 .................. USD 137 132,247
5.25% , 03/15/36 .................. 136 129,762
GB AIT Buyer, Inc., 8.75%, 04/30/34
(b)
..... 489 485,326
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
990 995,674
Kapla Holding SAS
(c)
5.00% , 04/30/31 .................. EUR 1,851 2,139,300
5.13% , 04/30/32 .................. 212 244,905
Loxam SAS
(c)
6.38% , 05/31/29 .................. 496 587,414
4.25% , 02/15/30 .................. 558 641,376
4.25% , 02/15/31 .................. 894 1,019,647
5.00% , 01/22/33 .................. 1,404 1,612,928
Mobico Group plc, 4.88%, 09/26/31
(c)
...... 437 428,145
Norfolk Southern Corp.
3.80% , 08/01/28 .................. USD 268 264,170
2.55% , 11/01/29 .................. 100 93,433
4.45% , 03/01/33 .................. 208 200,833
Penske Truck Leasing Co. LP, 5.35%, 03/30/29
(b)
952 960,348
PODS LLC, 8.75%, 05/15/31
(b)
.......... 732 697,199
Ryder System, Inc.
4.90% , 12/01/29 .................. 100 100,128
6.60% , 12/01/33 .................. 223 239,175

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.24%, 04/22/30
(a)
...... EUR 1,773 $ 2,022,236
Triton Container International Ltd., 5.15%,
02/15/33 ...................... USD 655 632,645
Uber Technologies, Inc.
4.15% , 01/15/31 .................. 39 37,615
4.80% , 09/15/34 .................. 260 248,899
4.80% , 09/15/35 .................. 258 244,480
Union Pacific Corp.
2.38% , 05/20/31 .................. 100 89,462
4.50% , 01/20/33 .................. 258 252,490
3.38% , 02/01/35 .................. 257 224,244
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 295 302,314
32,111,908
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.00% , 03/15/31 .................. 1,512 1,461,230
4.30% , 03/15/33 .................. 4,153 3,979,418
4.65% , 03/15/36 .................. 470 446,477
Augusta SpinCo Corp., 5.25%, 03/23/36 .... 79 77,557
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 1,038 1,023,742
3.88% , 11/01/29 .................. 741 706,897
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 2,448 2,509,200
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 6.31%,
01/15/31
(a) (c)
.................... EUR 544 632,269
Baxter International, Inc.
3.95% , 04/01/30 .................. USD 108 103,363
1.73% , 04/01/31 .................. 200 169,301
2.54% , 02/01/32 .................. 202 172,810
5.65% , 12/15/35 .................. 103 100,667
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 28 25,945
1.96% , 02/11/31 .................. 161 141,207
5.11% , 02/08/34 .................. 117 115,564
DH Europe Finance II SARL, 2.60%, 11/15/29 100 93,468
GE HealthCare Technologies, Inc.
5.86% , 03/15/30 .................. 500 513,885
4.80% , 01/15/31 .................. 164 162,760
5.91% , 11/22/32 .................. 100 103,839
4.95% , 12/15/35 .................. 86 82,293
Insulet Corp., 6.50%, 04/01/33
(b)
......... 948 960,446
Medline Borrower LP, 5.25%, 10/01/29
(b)
.... 1,884 1,866,382
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ...................... 176 169,940
Medtronic, Inc., 4.38%, 03/15/35 ........ 123 115,961
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
177 185,267
Solventum Corp.
5.40% , 03/01/29 .................. 100 101,248
5.45% , 03/13/31 .................. 128 129,762
5.60% , 03/23/34 .................. 152 152,927
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
1,407 1,457,171
Stryker Corp.
3.65% , 03/07/28 .................. 266 262,128
4.25% , 09/11/29 .................. 215 212,267
4.85% , 02/10/30 .................. 200 199,982
4.63% , 09/11/34 .................. 100 95,829
Zimmer Biomet Holdings, Inc.
2.60% , 11/24/31 .................. 200 177,444
5.20% , 09/15/34 .................. 100 98,203
18,806,849
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
USD 138 $ 142,312
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 1,529 1,508,581
Banner Health
2.34% , 01/01/30 .................. 87 80,104
1.90% , 01/01/31 .................. 821 723,601
Cardinal Health, Inc.
5.00% , 11/15/29 .................. 200 200,813
4.50% , 09/15/30 .................. 100 98,346
5.15% , 09/15/35 .................. 158 154,335
Cencora, Inc.
4.85% , 12/15/29 .................. 208 208,238
2.70% , 03/15/31 .................. 202 183,036
5.13% , 02/15/34 .................. 100 98,647
5.15% , 02/15/35 .................. 100 98,309
4.90% , 02/13/36 .................. 100 95,719
Centene Corp.
2.45% , 07/15/28 .................. 429 407,195
4.63% , 12/15/29 .................. 2,576 2,499,074
3.38% , 02/15/30 .................. 547 505,914
2.63% , 08/01/31 .................. 239 207,071
Cigna Group (The)
4.38% , 10/15/28 .................. 365 362,550
5.13% , 05/15/31 .................. 494 497,648
5.25% , 02/15/34 .................. 405 402,011
5.25% , 01/15/36 .................. 160 156,893
Clariane SE
(c)
0.88% , 03/06/27
(k)
................. EUR 1,231 853,766
7.88% , 06/27/30 .................. 1,100 1,338,720
6.88% , 04/15/31 .................. 509 597,700
CommonSpirit Health, 5.21%, 12/01/31 .... USD 1,116 1,116,750
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 .................. 2,248 2,075,830
4.75% , 02/15/31 .................. 926 825,987
10.88% , 01/15/32 ................. 254 267,918
9.75% , 01/15/34 .................. 7,070 7,162,348
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
..................... 711 731,119
CVS Health Corp.
4.30% , 03/25/28 .................. 777 772,285
3.25% , 08/15/29 .................. 349 333,269
3.75% , 04/01/30 .................. 2,100 2,016,656
DaVita, Inc.
(b)
6.88% , 09/01/32 .................. 24 24,664
6.75% , 07/15/33 .................. 183 187,609
Elevance Health, Inc.
4.00% , 09/15/28 .................. 600 591,962
2.88% , 09/15/29 .................. 266 251,039
4.95% , 11/01/31 .................. 393 390,718
4.10% , 05/15/32 .................. 111 105,338
5.38% , 06/15/34 .................. 194 193,657
5.00% , 01/15/36 .................. 100 96,162
5.85% , 01/15/36 .................. 100 101,486
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 814 984,142
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
. 341 384,746
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 156,997
HCA, Inc.
5.88% , 02/01/29 .................. 584 595,328
4.13% , 06/15/29 .................. 100 98,086
5.25% , 03/01/30 .................. 3,474 3,500,194
3.50% , 09/01/30 .................. 2,518 2,373,470
2.38% , 07/15/31 .................. 777 683,112
5.60% , 04/01/34 .................. 606 609,329
5.45% , 09/15/34 .................. 286 284,065
5.75% , 03/01/35 .................. 100 100,828
5.30% , 05/15/36 .................. 200 193,956

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... USD 3,127 $ 3,030,895
HomeVi SASU, 6.63%, 10/31/31
(c)
........ EUR 617 717,639
Humana, Inc.
3.13% , 08/15/29 .................. USD 908 862,719
2.15% , 02/03/32 .................. 210 179,852
Laboratory Corp. of America Holdings
2.95% , 12/01/29 .................. 100 94,266
2.70% , 06/01/31 .................. 100 89,971
4.80% , 10/01/34 .................. 100 95,871
LifePoint Health, Inc.
(b)
10.00% , 06/01/32 ................. 902 865,982
7.00% , 05/01/34 .................. 2,452 2,290,267
McKesson Corp.
5.10% , 07/15/33 .................. 100 100,017
5.25% , 05/30/35 .................. 100 99,689
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 .................. EUR 1,211 1,402,955
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.67% , 06/30/32
(a)
............... 221 256,549
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 .................. USD 317 293,134
6.50% , 02/15/31 .................. 1,277 1,288,742
6.25% , 01/15/33 .................. 878 868,226
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 901 865,073
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 125 130,333
Quest Diagnostics, Inc.
4.63% , 12/15/29 .................. 100 99,406
2.95% , 06/30/30 .................. 100 93,054
6.40% , 11/30/33 .................. 100 106,703
5.00% , 06/30/36 .................. 100 96,436
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 2,608 2,738,700
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
3,202 3,211,972
Sutter Health
Series 20A , 2.29% , 08/15/30 .......... 728 659,060
5.16% , 08/15/33 .................. 485 483,102
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 141 141,714
6.75% , 05/15/31 .................. 1,000 1,019,828
5.50% , 11/15/32
(b)
................. 1,069 1,052,525
6.00% , 11/15/33
(b)
................. 541 542,730
UnitedHealth Group, Inc.
4.40% , 06/15/28 .................. 235 234,357
5.30% , 02/15/30 .................. 2,836 2,878,756
4.65% , 01/15/31 .................. 2,622 2,598,607
4.90% , 04/15/31 .................. 1,102 1,102,590
2.30% , 05/15/31 .................. 100 88,826
4.95% , 01/15/32 .................. 1,707 1,704,639
5.00% , 04/15/34 .................. 373 366,451
5.15% , 07/15/34 .................. 350 347,174
5.30% , 06/15/35 .................. 259 259,138
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
1,546 1,440,933
73,428,514
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38% , 08/15/31 .................. 205 187,134
2.95% , 03/15/34 .................. 238 198,180
5.50% , 10/01/35 .................. 100 97,755
5.25% , 03/15/36 .................. 167 160,184
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
243 249,046
Healthcare Realty Holdings LP, 3.10%, 02/15/30 100 93,506
Healthpeak OP LLC
3.50% , 07/15/29 .................. 113 108,821
3.00% , 01/15/30 .................. 114 106,690
2.88% , 01/15/31 .................. 128 116,797
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
5.25% , 12/15/32 .................. USD 160 $ 159,310
MPT Operating Partnership LP
0.99% , 10/15/26 .................. EUR 598 682,201
7.00% , 02/15/32
(b)
................. 305 353,808
7.00% , 02/15/32
(c)
................. 1,148 1,331,710
8.50% , 02/15/32
(b)
................. USD 3,884 3,947,348
Omega Healthcare Investors, Inc.
3.63% , 10/01/29 .................. 100 95,490
3.38% , 02/01/31 .................. 153 140,660
Sabra Health Care LP, 3.20%, 12/01/31 .... 100 89,800
Ventas Realty LP, 5.00%, 01/15/35 ....... 1,023 987,055
Welltower OP LLC, 4.50%, 07/01/30 ...... 774 763,101
9,868,596
Health Care Technology — 0.0%
IQVIA, Inc.
6.25% , 06/01/32
(b)
................. 1,518 1,537,523
4.63% , 06/15/33
(c)
................. EUR 979 1,130,233
2,667,756
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
4.25% , 12/15/28 .................. USD 153 150,682
Series H , 3.38% , 12/15/29 ........... 200 189,626
Series I , 3.50% , 09/15/30 ............ 100 93,764
Series J , 2.90% , 12/15/31 ............ 100 88,438
5.50% , 04/15/35 .................. 100 98,364
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 862 875,933
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 129 130,201
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 .................. 77 75,221
6.50% , 04/01/32 .................. 2,911 2,960,274
6.50% , 06/15/33 .................. 1,603 1,630,984
5.75% , 03/15/34 .................. 804 787,341
Service Properties Trust
0.00% , 09/30/27
(b) (l)
................ 1,372 1,281,192
8.63% , 11/15/31
(b)
................. 5,360 5,632,738
8.88% , 06/15/32 .................. 302 310,313
XHR LP, 6.63%, 05/15/30
(b)
............ 122 124,603
14,429,674
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC
(b)
4.38% , 01/15/28 .................. 409 403,247
4.00% , 10/15/30 .................. 353 331,679
888 Acquisitions Ltd., 8.00%, 09/30/31
(c)
.... EUR 1,034 1,228,873
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(b)
..................... USD 1,220 1,214,143
Acushnet Co., 5.63%, 12/01/33
(b)
........ 192 188,254
Airbnb, Inc.
4.65% , 03/16/31 .................. 78 76,898
5.25% , 03/16/36 .................. 170 165,647
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 .................. EUR 2,239 2,675,736
4.63% , 08/15/31 .................. 1,052 1,201,629
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
..................... 885 996,722
Arcos Dorados BV, 6.38%, 01/29/32
(c)
..... USD 604 623,201
Banijay Gaming SAS, 5.13%, 12/10/31
(c)
.... EUR 494 576,103
Big Sky Funding LLC, Class A, 5.75%, (5.75%
Cash or 5.75% PIK), 10/20/35
(f) (j)
....... USD 8,117 8,116,517
Booking Holdings, Inc., 5.38%, 05/07/36 .... 100 98,475
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 313 304,172
Brightstar Lottery plc, 5.75%, 01/15/33
(b)
.... 859 828,902
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 519 520,717

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.50% , 02/15/32 .................. USD 827 $ 790,256
Carnival Corp. Ltd., 5.75%, 08/01/32
(b)
..... 1,500 1,486,176
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 1,102 1,091,210
5.75% , 04/01/30 .................. 1,339 1,335,039
6.75% , 05/01/31 .................. 208 210,474
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 .................. EUR 339 395,643
4.63% , 07/20/32 .................. 2,011 2,313,182
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.................... 497 576,638
Deuce Finco plc
(c)
7.00% , 11/20/31 .................. GBP 826 1,130,543
(3-mo. EURIBOR + 3.50%), 5.90% ,
11/20/32
(a)
.................... EUR 562 653,517
Elior Group SA, 5.63%, 03/15/30
(c)
....... 2,185 2,468,540
Entain plc, 4.88%, 11/30/31
(c)
........... 1,988 2,308,359
Essendi SA
(c)
5.38% , 05/15/30 .................. 659 770,689
5.50% , 11/15/31 .................. 472 549,660
5.63% , 05/15/32 .................. 855 997,354
(3-mo. EURIBOR + 3.75%), 6.03% ,
05/15/32
(a)
.................... 389 452,677
Expedia Group, Inc.
3.25% , 02/15/30 .................. USD 100 94,302
2.95% , 03/15/31 .................. 100 90,867
5.40% , 02/15/35 .................. 149 145,018
5.50% , 04/15/36 .................. 100 96,999
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 1,548 1,505,151
6.75% , 01/15/30 .................. 674 661,878
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
.... EUR 898 1,015,955
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
.... 490 546,555
Gaia Purchaser, Inc., 7.63%, 07/15/33
(b)
.... USD 1,774 1,779,454
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
..................... CHF 2,455 3,038,117
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 636 642,092
Hilton Domestic Operating Co., Inc.
(b)
5.50% , 09/15/31 .................. 1,637 1,621,936
5.88% , 03/15/33 .................. 822 821,765
5.50% , 03/31/34 .................. 1,676 1,641,804
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 183 185,995
7.50% , 09/01/31 .................. 575 592,285
6.25% , 10/01/33 .................. 323 317,348
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 1,841 1,895,203
Lottomatica Group SpA
(c)
4.88% , 01/31/31 .................. EUR 862 1,011,436
4.63% , 04/30/32 .................. 320 366,403
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 300,926
Marriott International, Inc.
5.55% , 10/15/28 .................. 600 610,251
4.88% , 05/15/29 .................. 100 100,286
Series HH , 2.85% , 04/15/31 .......... 106 96,489
4.50% , 10/15/31 .................. 200 195,280
4.50% , 05/01/33 .................. 83 79,192
5.30% , 05/15/34 .................. 333 329,341
5.25% , 10/15/35 .................. 77 75,343
McDonald's Corp.
4.80% , 08/14/28 .................. 200 200,804
2.63% , 09/01/29 .................. 252 237,539
5.20% , 05/17/34 .................. 239 239,648
4.95% , 03/03/35 .................. 146 142,299
5.00% , 02/13/36 .................. 200 195,681
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd.
(b)
5.75% , 07/21/28 .................. USD 200 $ 197,900
5.38% , 12/04/29 .................. 1,767 1,714,149
7.63% , 04/17/32 .................. 2,268 2,304,855
6.50% , 09/24/33 .................. 686 661,716
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 600 469,955
MGM China Holdings Ltd., 6.25%, 05/15/33
(b)
. 653 628,695
MGM Resorts International, 6.13%, 09/15/29 . 625 628,847
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 901 874,994
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
..................... 316 328,698
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 615 583,788
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 471 449,949
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 .................. USD 92 87,926
6.75% , 02/01/32 .................. 833 816,476
6.25% , 09/15/33 .................. 1,474 1,401,111
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 446,607
10.00% , 10/11/28 ................. GBP 1,379 1,923,595
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
..... USD 666 672,435
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 270 190,887
5.88% , 09/01/31 .................. 342 226,644
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 .................. 256 257,134
6.63% , 02/01/33 .................. 188 189,168
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 238,965
Six Flags Entertainment Corp., 8.63%,
01/15/32
(b)
..................... 206 208,351
Starbucks Corp.
3.55% , 08/15/29 .................. 256 247,805
4.90% , 02/15/31 .................. 279 279,285
4.80% , 02/15/33 .................. 220 215,487
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 859 844,660
4.63% , 12/01/31 .................. 68 63,939
6.63% , 03/15/32 .................. 893 902,350
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.91% ,
07/31/29
(a)
.................... EUR 924 1,071,769
10.75% , 07/31/29 ................. GBP 485 664,188
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 558 658,906
TUI Cruises GmbH
(c)
6.25% , 04/15/29 .................. 1,261 1,497,773
5.00% , 05/15/30 .................. 714 830,961
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 .................. USD 290 288,733
6.50% , 05/15/32 .................. 985 997,313
Viking Cruises Ltd.
(b)
9.13% , 07/15/31 .................. 1,267 1,326,589
5.88% , 10/15/33 .................. 1,121 1,109,998
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 76 75,935
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... 925 982,792
Wyndham Hotels & Resorts, Inc.
(b)
4.38% , 08/15/28 .................. 279 273,167
5.63% , 03/01/33 .................. 487 473,962
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 3,486 3,439,636
5.13% , 12/15/29 .................. 744 717,997
6.75% , 02/15/34 .................. 847 829,637

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. USD 1,017 $ 1,006,435
7.13% , 02/15/31 .................. 2,152 2,254,977
6.25% , 03/15/33 .................. 1,562 1,548,323
96,059,976
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 634 608,780
4.63% , 04/01/30 .................. 126 119,632
6.88% , 08/01/33 .................. 1,035 1,032,588
Beazer Homes USA, Inc., 8.00%, 01/15/32
(b)
. 286 291,647
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 2,868 2,720,922
4.88% , 02/15/30 .................. 969 902,905
Century Communities, Inc., 6.63%, 09/15/33
(b)
316 317,037
DR Horton, Inc.
4.85% , 10/15/30 .................. 117 116,438
5.50% , 10/15/35 .................. 123 122,776
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
115 117,285
Empire Communities Corp., 9.75%, 05/01/29
(b)
56 57,546
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 512 494,233
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 .................. 1,929 1,966,286
8.38% , 10/01/33 .................. 1,417 1,439,968
Leggett & Platt, Inc., 4.40%, 03/15/29 ..... 100 97,225
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 310 318,272
7.00% , 11/15/32 .................. 513 500,037
Maison Finco plc, 7.25%, 04/30/32
(c)
...... GBP 576 733,167
Mattamy Group Corp.
(b)
4.63% , 03/01/30 .................. USD 1,107 1,060,909
6.00% , 12/15/33 .................. 363 345,530
Meritage Homes Corp.
1.75% , 05/15/28
(k)
................. 1,245 1,230,682
5.65% , 03/15/35 .................. 100 99,253
Mohawk Industries, Inc., 5.85%, 09/18/28 ... 403 411,271
Newell Brands, Inc.
8.50% , 06/01/28
(b)
................. 1,168 1,219,082
6.63% , 09/15/29 .................. 118 119,419
6.38% , 05/15/30 .................. 484 489,315
6.63% , 05/15/32 .................. 824 833,660
PulteGroup, Inc.
4.25% , 03/01/31 .................. 34 32,929
4.90% , 03/01/36 .................. 121 115,631
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 .................. 399 404,426
8.50% , 11/01/30 .................. 434 442,686
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 .................. 298 286,435
3.88% , 10/15/31 .................. 108 98,451
Sony Group Corp.
4.66% , 06/30/31 .................. 65 64,227
5.09% , 06/30/36 .................. 70 68,326
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 204,353
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
..................... 188 192,436
Toll Brothers Finance Corp., 5.60%, 06/15/35 . 104 103,653
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 363 362,605
Whirlpool Corp.
(b)
7.50% , 07/01/31 .................. 1,384 1,375,359
7.88% , 07/01/34 .................. 1,076 1,017,249
22,534,631
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Church & Dwight Co., Inc., 2.30%, 12/15/31 .. USD 133 $ 116,307
Clorox Co. (The)
3.90% , 05/15/28 .................. 131 129,068
4.95% , 05/15/33 .................. 178 174,015
5.25% , 05/15/36 .................. 100 97,442
Colgate-Palmolive Co., 4.20%, 05/01/30 .... 135 133,719
Procter & Gamble Co. (The)
1.20% , 10/29/30 .................. 568 493,919
1.95% , 04/23/31 .................. 100 88,678
4.10% , 11/03/32 .................. 495 478,314
4.35% , 11/03/35 .................. 100 94,916
1,806,378
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 483 491,216
AES Corp. (The)
3.95% , 07/15/30
(b)
................. 268 255,240
2.45% , 01/15/31 .................. 1,325 1,172,115
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 729 719,459
3.75% , 01/15/32 .................. 979 878,813
Constellation Energy Generation LLC
4.40% , 01/15/31 .................. 100 97,359
4.80% , 01/15/32 .................. 235 230,405
6.13% , 01/15/34 .................. 100 104,312
5.30% , 06/01/36 .................. 110 106,883
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
.... 611 606,529
Talen Energy Supply LLC
(b)(m)
(Acquired 04/24/26 , cost $ 7,496,000 ) 6.13% ,
05/01/31 ..................... 7,496 7,451,348
(Acquired 04/30/26 , cost $ 11,870,890 ) 6.38% ,
05/01/33 ..................... 11,878 11,697,523
TransAlta Corp., 5.88%, 02/01/34 ........ 162 157,925
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (n)
.................... 2,714 2,726,446
26,695,573
Industrial Conglomerates — 0.0%
3M Co.
3.63% , 09/14/28 .................. 233 228,864
2.38% , 08/26/29 .................. 444 415,063
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
. 1,028 1,025,299
Honeywell International, Inc.
2.70% , 08/15/29 .................. 332 313,294
1.95% , 06/01/30 .................. 220 198,112
1.75% , 09/01/31 .................. 100 85,962
4.50% , 01/15/34 .................. 100 96,017
Pentair Finance SARL, 5.90%, 07/15/32 .... 139 141,702
2,504,313
Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31 ..... 200 176,128
Prologis LP
2.88% , 11/15/29 .................. 246 231,655
4.25% , 06/15/31 .................. 370 359,308
5.00% , 03/15/34 .................. 346 338,482
5.00% , 01/31/35 .................. 167 162,438
4.90% , 06/15/36 .................. 100 95,631
1,363,642
Insurance — 0.8%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
.. 1,173 1,179,475
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (n)
.................... EUR 567 665,670

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Aflac, Inc., 5.15%, 05/14/36 ........... USD 100 $ 98,008
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 3,795 3,751,730
6.75% , 04/15/28 .................. 337 338,520
5.88% , 11/01/29 .................. 2,164 2,130,422
7.00% , 01/15/31 .................. 2,937 2,980,321
6.50% , 10/01/31 .................. 465 464,607
7.38% , 10/01/32 .................. 1,677 1,686,408
Allstate Corp. (The)
5.05% , 06/24/29 .................. 200 201,655
5.25% , 03/30/33 .................. 100 100,359
5.55% , 05/09/35 .................. 100 100,899
American International Group, Inc.
3.40% , 06/30/30 .................. 183 172,884
5.13% , 03/27/33 .................. 107 106,209
5.45% , 05/07/35 .................. 100 100,071
American National Group, Inc.
5.00% , 06/15/27 .................. 200 200,308
5.75% , 10/01/29 .................. 123 124,574
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 560 562,264
4.88% , 06/30/29 .................. 1,360 1,309,087
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
..................... 945 923,596
Aon Corp.
2.80% , 05/15/30 .................. 385 356,609
2.05% , 08/23/31 .................. 100 86,761
5.00% , 09/12/32 .................. 181 179,522
Aon North America, Inc., 5.45%, 03/01/34 ... 114 114,161
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 1,463 1,481,843
Arch Capital Group Ltd., 5.25%, 06/15/36 ... 100 97,708
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 3,617 4,206,964
7.75% , 02/15/31
(b)
................. USD 4,175 4,239,015
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
7,653 7,614,521
Arthur J Gallagher & Co.
4.85% , 12/15/29 .................. 200 199,996
5.50% , 03/02/33 .................. 118 118,760
5.15% , 02/15/35 .................. 212 206,283
Assurant, Inc., 3.70%, 02/22/30 ......... 100 95,130
Asurion LLC, 8.00%, 12/31/32
(b)
......... 4,132 4,180,039
Athene Holding Ltd.
3.50% , 01/15/31 .................. 162 150,286
5.88% , 01/15/34 .................. 61 60,812
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63% ,
10/15/54
(a)
.................... 100 94,247
AXIS Specialty Finance LLC, 3.90%, 07/15/29 135 131,264
Brown & Brown, Inc.
4.70% , 06/23/28 .................. 175 174,664
2.38% , 03/15/31 .................. 193 170,105
4.20% , 03/17/32 .................. 137 128,695
5.55% , 06/23/35 .................. 126 123,552
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 307 306,352
5.00% , 03/15/34 .................. 200 197,139
4.90% , 08/15/35 .................. 125 120,742
5.30% , 05/20/36 .................. 123 121,773
Cincinnati Financial Corp., 6.92%, 05/15/28 .. 100 103,839
CNA Financial Corp.
5.13% , 02/15/34 .................. 100 97,377
5.20% , 08/15/35 .................. 100 96,375
CNO Financial Group, Inc., 5.25%, 05/30/29 . 271 271,228
CRC Insurance Group LLC, 7.13%, 06/01/31
(b)
4,520 4,511,488
Security
Par (000)
Par (000) Value
Insurance (continued)
F&G Annuities & Life, Inc., 6.25%, 10/04/34 .. USD 100 $ 96,769
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 100 92,659
6.00% , 12/07/33 .................. 163 167,527
5.75% , 05/20/35 .................. 102 102,402
Hanover Insurance Group, Inc. (The), 2.50%,
09/01/30 ...................... 100 90,400
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 3,422 3,389,312
8.13% , 02/15/32 .................. 1,644 1,528,482
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 7,983 8,219,848
7.38% , 01/31/32 .................. 11,452 11,712,533
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 .................. 1,055 1,089,204
6.88% , 10/01/33 .................. 1,036 975,719
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.05%), 6.50%,
09/30/37
(a) (c)
.................... GBP 175 233,915
Lincoln National Corp.
5.85% , 03/15/34 .................. USD 100 100,499
5.35% , 11/15/35 .................. 100 96,600
Loews Corp., 4.94%, 04/01/36 .......... 55 52,570
Manulife Financial Corp., 4.99%, 12/11/35 ... 131 126,228
Marsh & McLennan Cos., Inc.
4.85% , 11/15/31 .................. 285 282,706
2.38% , 12/15/31 .................. 108 94,789
5.88% , 08/01/33 .................. 270 279,739
4.95% , 03/15/36 .................. 233 224,449
MetLife, Inc.
5.38% , 07/15/33 .................. 100 101,431
5.70% , 06/15/35 .................. 160 163,207
Metropolitan Life Global Funding I
(b)
3.05% , 06/17/29 .................. 300 286,329
2.95% , 04/09/30 .................. 487 454,695
Primerica, Inc., 2.80%, 11/19/31 ......... 100 89,026
Principal Financial Group, Inc.
5.38% , 03/15/33 .................. 100 100,441
5.30% , 01/15/37 .................. 45 43,642
Progressive Corp. (The)
4.60% , 03/26/31 .................. 155 152,754
4.95% , 06/15/33 .................. 169 167,576
5.15% , 03/26/36 .................. 45 44,055
Prudential Financial, Inc.
5.20% , 03/14/35 .................. 44 43,392
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(a)
.................... 131 127,282
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75% ,
03/01/53
(a)
.................... 257 266,098
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 106 102,347
5.88% , 08/01/32 .................. 685 675,578
Travelers Cos., Inc. (The), 5.05%, 07/24/35 .. 100 97,722
USI, Inc., 7.50%, 01/15/32
(b)
........... 2,506 2,557,601
Willis North America, Inc.
2.95% , 09/15/29 .................. 174 164,047
4.55% , 03/15/31 .................. 100 97,247
81,925,137
Interactive Media & Services — 0.1%
Alphabet, Inc.
4.00% , 05/15/30 .................. 262 255,454
4.10% , 11/15/30 .................. 209 203,154
4.10% , 02/15/31 .................. 200 193,880

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
4.38% , 11/15/32 .................. USD 582 $ 562,349
4.50% , 05/15/35 .................. 126 119,983
4.70% , 11/15/35 .................. 315 299,921
4.80% , 02/15/36 .................. 2,695 2,585,801
Snap, Inc.
(b)
6.88% , 03/01/33 .................. 1,258 1,228,845
6.88% , 03/15/34 .................. 635 615,117
6,064,504
IT Services — 0.7%
Accenture Capital, Inc., 5.00%, 07/10/31 .... 64 63,719
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
..................... EUR 1,600 1,802,420
Atos Group, 8.13%, 05/21/31
(c)
.......... 1,155 1,287,246
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... USD 51,565 49,990,378
Booz Allen Hamilton, Inc.
5.38% , 01/30/30 .................. 2,025 2,024,882
5.95% , 04/15/35 .................. 109 107,091
CDKnet LLC
(f)
7.25% , 06/15/29 .................. 1,082 692,480
8.00% , 06/15/29 .................. 60 38,400
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.91% , 05/15/28 ................ EUR 865 982,661
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.78% , 05/15/28 ................ 1,876 2,130,526
CoreWeave, Inc.
9.25% , 06/01/30
(b)
................. USD 305 285,039
9.00% , 02/01/31
(b)
................. 990 893,667
9.75% , 10/01/31
(b)
................. 1,294 1,174,128
8.50% , 07/15/32
(c)
................. EUR 3,775 3,901,122
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... 197 236,299
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 2,682 2,728,887
Gartner, Inc.
4.50% , 07/01/28
(b)
................. 1,880 1,848,543
4.95% , 03/20/31 .................. 100 96,694
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 .................. 697 651,187
5.00% , 05/01/28 .................. 1,178 1,104,184
5.75% , 05/15/28 .................. 1,299 1,228,647
8.75% , 05/01/29 .................. 319 297,201
7.88% , 09/30/32 .................. 959 759,540
Kyndryl Holdings, Inc.
2.70% , 10/15/28 .................. 100 94,415
6.35% , 02/20/34 .................. 100 94,302
United Group BV, 5.25%, 02/01/30
(c)
...... EUR 810 934,402
VeriSign, Inc., 2.70%, 06/15/31 ......... USD 100 89,373
75,537,433
Leisure Products — 0.0%
Brunswick Corp.
5.85% , 03/18/29 .................. 126 128,421
2.40% , 08/18/31 .................. 100 86,626
Hasbro, Inc.
3.90% , 11/19/29 .................. 100 96,815
6.05% , 05/14/34 .................. 100 102,980
Mattel, Inc., 5.00%, 11/17/30 ........... 100 99,170
514,012
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75% , 09/15/29 .................. 200 188,257
2.30% , 03/12/31 .................. 100 89,020
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 383 390,005
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 .................. 241 226,257
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.98% , 08/10/30 .................. USD 105 $ 105,645
4.20% , 03/01/31 .................. 337 327,561
4.55% , 06/15/33 .................. 100 96,797
5.09% , 08/10/33 .................. 262 261,247
4.90% , 02/12/36 .................. 152 146,953
1,831,742
Machinery — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.. 1,009 1,017,633
ATS Corp., 4.13%, 12/15/28
(b)
.......... 314 305,868
Caterpillar, Inc., 5.20%, 05/15/35 ........ 165 165,183
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
758 763,685
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
1,861 1,788,808
Cummins, Inc.
4.70% , 02/15/31 .................. 100 99,453
5.15% , 02/20/34 .................. 200 199,532
5.30% , 05/09/35 .................. 102 101,787
Deere & Co., 5.45%, 01/16/35 .......... 124 126,107
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 890 956,990
Enpro, Inc., 6.13%, 06/01/33
(b)
.......... USD 249 249,450
Esab Corp.
(b)
6.25% , 04/15/29 .................. 693 700,335
5.63% , 04/01/31 .................. 1,511 1,492,732
Flowserve Corp.
2.80% , 01/15/32 .................. 100 87,581
5.70% , 05/15/36 .................. 100 97,757
Fortive Corp., 5.25%, 05/15/36 .......... 100 97,230
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 272 190,362
IDEX Corp., 3.00%, 05/01/30 ........... 105 97,648
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.18%,
04/15/29
(a) (c)
.................... EUR 1,757 2,043,734
Ingersoll Rand, Inc.
5.40% , 08/14/28 .................. USD 113 114,526
5.70% , 08/14/33 .................. 248 253,649
Kennametal, Inc., 2.80%, 03/01/31 ....... 100 89,956
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.68%, 12/01/32
(a) (c)
..... EUR 601 699,926
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.. USD 2,049 2,006,050
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 143 151,457
Otis Worldwide Corp.
5.25% , 08/16/28 .................. 582 588,026
5.13% , 11/19/31 .................. 85 85,406
Parker-Hannifin Corp.
4.25% , 09/15/27 .................. 113 112,738
3.25% , 06/14/29 .................. 100 96,053
4.50% , 09/15/29 .................. 129 128,140
Stanley Black & Decker, Inc., 3.00%, 05/15/32 100 89,251
Terex Corp., 6.25%, 10/15/32
(b)
......... 323 324,159
Timken Co. (The), 4.13%, 04/01/32 ....... 116 109,415
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 254 292,481
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 326 325,959
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(a) (d)
............... 540 539,244
Xylem, Inc.
5.20% , 06/01/33 .................. 100 100,130
5.45% , 06/01/36 .................. 100 100,027
16,788,468
Media — 0.8%
AppLovin Corp.
5.13% , 12/01/29 .................. 470 470,555
5.50% , 12/01/34 .................. 4,303 4,238,111
Block Communications, Inc., 10.25%, 03/01/31
(b)
150 130,331

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Cable One, Inc., 1.13%, 03/15/28
(k)
....... USD 85 $ 37,400
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 318 311,252
4.20% , 03/15/28 .................. 138 135,863
2.25% , 01/15/29 .................. 141 130,493
5.05% , 03/30/29 .................. 108 106,812
2.80% , 04/01/31 .................. 2,008 1,757,803
2.30% , 02/01/32 .................. 3,917 3,257,371
6.65% , 02/01/34 .................. 471 468,206
6.55% , 06/01/34 .................. 74 73,169
6.38% , 10/23/35 .................. 300 290,312
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 .................. 352 352,548
7.50% , 06/01/29 .................. 1,061 1,062,690
7.88% , 04/01/30 .................. 3,562 3,699,219
7.13% , 02/15/31 .................. 1,184 1,221,302
7.50% , 03/15/33 .................. 5,269 5,522,940
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 483 349,454
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 2,570 1,591,501
5.38% , 02/01/28 .................. 800 463,668
11.25% , 05/15/28 ................. 400 232,319
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 140 139,669
8.88% , 02/01/30 .................. 1,193 1,214,628
10.00% , 02/15/31 ................. 4,078 4,261,245
9.25% , 06/01/32 .................. 2,206 2,257,367
Discovery Communications LLC
3.95% , 03/20/28 .................. 747 733,924
4.13% , 05/15/29 .................. 234 229,905
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 988 970,423
4.28% , 03/15/32 .................. 2,840 2,523,539
5.05% , 03/15/42 .................. 1,804 1,253,780
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,473 1,465,635
5.75% , 12/01/28 .................. 3,852 3,717,180
EchoStar Corp.
10.75% , 11/30/29 ................. 4,941 5,344,331
6.75% , 11/30/30 .................. 2,455 2,489,425
Gray Media, Inc.
(b)
9.63% , 07/15/32 .................. 2,159 2,182,203
7.25% , 08/15/33 .................. 1,550 1,533,044
Lamar Media Corp., 5.38%, 11/01/33
(b)
..... 494 480,052
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 377,893
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 1,300 1,104,006
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 .................. 847 862,961
10.38% , 05/15/31 ................. 1,891 1,979,771
9.50% , 02/15/33 .................. 1,006 1,024,786
Omnicom Group, Inc.
4.65% , 10/01/28 .................. 289 287,757
2.40% , 03/01/31 .................. 347 308,950
5.00% , 06/02/33 .................. 100 96,648
5.30% , 06/02/36 .................. 118 112,034
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 804 781,105
4.63% , 03/15/30 .................. 920 888,534
7.38% , 02/15/31 .................. 145 150,002
6.00% , 06/15/34 .................. 1,570 1,550,378
SES SA, 4.88%, 06/24/33
(c)
............ EUR 877 1,010,325
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 2,496 2,559,583
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
.... 254 247,062
Security
Par (000)
Par (000) Value
Media (continued)
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... USD 1,114 $ 1,083,314
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 .................. EUR 743 727,836
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.53% , 02/15/30
(a)
............... 189 184,391
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
................. USD 822 770,659
4.63% , 05/15/32
(c)
................. EUR 1,055 1,198,078
Sunrise HoldCo IV BV, 5.00%, 07/31/33
(c)
... 1,036 1,182,145
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 600 591,907
Univision Communications, Inc.
(b)
8.50% , 07/31/31 .................. 1,094 1,091,578
9.38% , 08/01/32 .................. 2,127 2,124,520
8.88% , 04/15/33 .................. 1,405 1,360,356
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
210 216,476
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................ GBP 659 599,011
VZ Secured Financing BV
5.00% , 01/15/32
(b)
................. USD 816 669,123
5.25% , 01/15/33
(c)
................. EUR 2,972 3,125,951
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
200 216,834
Ziggo Bond Co. BV
3.38% , 02/28/30
(c)
................. 507 492,940
5.13% , 02/28/30
(b)
................. USD 632 513,499
6.13% , 11/15/32
(c)
................. EUR 1,009 976,441
Ziggo BV
2.88% , 01/15/30
(c)
................. 276 296,211
4.88% , 01/15/30
(b)
................. USD 395 355,713
87,818,447
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 599 563,959
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 602,381
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 1,338 1,390,089
11.50% , 10/01/31 ................. 949 1,009,722
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
.... 1,560 1,576,637
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
..... 1,682 1,718,398
Commercial Metals Co.
(b)
5.75% , 11/15/33 .................. 876 860,383
6.00% , 12/15/35 .................. 789 775,351
Constellium SE
(b)
5.63% , 06/15/28 .................. 250 249,081
3.75% , 04/15/29 .................. 2,205 2,107,415
6.38% , 08/15/32 .................. 1,104 1,112,954
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
..................... 675 649,148
CSN Resources SA, 4.63%, 06/10/31
(c)
.... 388 238,620
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 2,035 2,034,695
First Quantum Minerals Ltd.
(b)
8.00% , 03/01/33 .................. 221 229,162
7.25% , 02/15/34 .................. 1,892 1,923,336
6.38% , 02/15/36 .................. 2,139 2,061,568
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
... 1,221 1,188,949
Freeport-McMoRan, Inc.
5.00% , 09/01/27 .................. 91 91,012
5.40% , 11/14/34 .................. 191 190,346
Glencore Funding LLC, 6.50%, 10/06/33
(b)
... 1,787 1,893,457
Hybar LLC, 7.38%, 07/01/34
(b)
.......... 1,253 1,257,704
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 .................. 4,005 3,785,860
5.88% , 03/01/34 .................. 1,884 1,838,675
Marcobre SAC, 5.75%, 01/22/36
(b)
....... 576 564,204
Mineral Resources Ltd.
(b)
6.00% , 05/01/32 .................. 336 329,829

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.25% , 05/01/34 .................. USD 490 $ 477,583
Navoi Mining & Metallurgical Co., 6.70%,
10/17/28
(b)
..................... 411 419,356
Newmont Corp., 5.35%, 03/15/34 ........ 217 219,255
Novelis Corp.
(b)
4.75% , 01/30/30 .................. 439 421,297
6.88% , 01/30/30 .................. 958 982,931
3.88% , 08/15/31 .................. 4,117 3,736,970
6.38% , 08/15/33 .................. 2,471 2,466,485
Nucor Corp.
3.95% , 05/01/28 .................. 202 199,915
3.13% , 04/01/32 .................. 101 91,928
Rio Tinto Alcan, Inc.
7.25% , 03/15/31 .................. 100 109,035
5.75% , 06/01/35 .................. 142 145,819
Rio Tinto Finance USA plc
5.00% , 03/14/32 .................. 452 451,615
5.25% , 03/14/35 .................. 100 99,439
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (j)
............ 1,336 1,335,731
Sibanye-Stillwater UK Financing plc, 6.25%,
11/15/31
(b)
..................... 449 442,337
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
.. 118 123,200
Steel Dynamics, Inc.
3.25% , 01/15/31 .................. 61 56,648
5.38% , 08/15/34 .................. 135 134,497
United States Steel Corp., 5.20%, 08/01/31
(b)
. 4,290 4,241,730
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,572 1,492,378
6.13% , 06/12/33 .................. 2,190 2,267,745
6.40% , 06/28/54 .................. 287 284,489
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
................... 632 628,966
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 .................. 298 297,821
9.85% , 04/24/33 .................. 384 384,480
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
.. 649 669,697
Windfall Mining Group, Inc., 5.85%, 05/13/32
(b)
617 626,557
53,050,839
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... 376 371,916
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 86 88,615
5.88% , 08/15/29 .................. 427 427,715
6.00% , 04/15/30 .................. 94 94,242
6.50% , 07/01/30 .................. 7 7,109
6.50% , 10/15/30 .................. 1,616 1,638,264
6.13% , 06/01/31 .................. 1,001 998,630
3,626,491
Multi-Utilities — 0.1%
Ameren Corp.
1.75% , 03/15/28 .................. 104 99,231
3.50% , 01/15/31 .................. 100 94,025
5.38% , 03/15/35 .................. 162 160,413
Ameren Illinois Co.
3.80% , 05/15/28 .................. 677 668,626
4.95% , 06/01/33 .................. 100 98,527
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 113 110,559
1.65% , 05/15/31 .................. 490 421,313
6.13% , 04/01/36 .................. 149 155,374
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Black Hills Corp.
4.55% , 01/31/31 .................. USD 100 $ 97,453
6.15% , 05/15/34 .................. 100 103,276
CMS Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.90%), 3.75%, 12/01/50
(a)
........... 100 92,135
Consolidated Edison Co. of New York, Inc.
2.40% , 06/15/31 .................. 100 89,250
5.20% , 03/01/33 .................. 105 105,197
5.38% , 05/15/34 .................. 136 136,492
5.15% , 06/15/36 .................. 200 195,007
Consumers Energy Co.
4.70% , 01/15/30 .................. 258 257,118
4.63% , 05/15/33 .................. 172 166,645
5.13% , 05/01/36 .................. 100 97,955
DTE Energy Co.
4.88% , 06/01/28 .................. 100 100,266
2.95% , 03/01/30 .................. 107 100,250
5.85% , 06/01/34 .................. 100 102,655
5.05% , 10/01/35 .................. 148 142,266
National Grid plc
5.60% , 06/12/28 .................. 166 168,716
5.81% , 06/12/33 .................. 100 102,423
5.41% , 06/09/36 .................. 100 97,488
NiSource, Inc.
5.25% , 03/30/28 .................. 475 479,106
1.70% , 02/15/31 .................. 183 158,471
4.75% , 05/18/31 .................. 73 72,157
5.40% , 06/30/33 .................. 197 198,504
5.30% , 05/18/36 .................. 130 127,199
Puget Energy, Inc.
2.38% , 06/15/28 .................. 100 95,707
5.73% , 03/15/35 .................. 100 98,702
San Diego Gas & Electric Co., Series DDDD,
5.20%, 03/15/36 ................. 98 95,712
Sempra
3.70% , 04/01/29 .................. 108 105,064
5.50% , 08/01/33 .................. 101 101,903
5,495,185
Office REITs — 0.0%
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31
(c)
..................... EUR 584 683,699
alstria SARL
(c)
4.25% , 10/15/29 .................. 400 450,834
5.50% , 03/20/31 .................. 100 114,619
Boston Properties LP
3.40% , 06/21/29 .................. USD 168 161,110
3.25% , 01/30/31 .................. 213 196,307
2.45% , 10/01/33 .................. 390 316,940
5.75% , 01/15/35 .................. 100 99,266
Cousins Properties LP, 4.88%, 03/01/33 .... 54 51,756
Highwoods Realty LP
2.60% , 02/01/31 .................. 100 88,844
5.35% , 01/15/33 .................. 100 98,027
Piedmont Operating Partnership LP
3.15% , 08/15/30 .................. 121 110,559
5.63% , 01/15/33 .................. 101 99,254
2,471,215
Oil, Gas & Consumable Fuels — 1.9%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 504 522,902
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 302,283
Antero Resources Corp., 5.40%, 02/01/36 ... 1,240 1,193,090
APA Corp., 6.10%, 02/15/35 ........... 2,800 2,842,600

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. USD 179 $ 189,784
5.88% , 06/30/29 .................. 435 433,468
6.63% , 07/15/33 .................. 879 882,859
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
. 862 874,283
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 349 358,026
7.25% , 07/15/32 .................. 198 203,409
Boardwalk Pipelines LP
5.63% , 08/01/34 .................. 200 200,368
5.38% , 02/15/36 .................. 51 49,721
BP Capital Markets America, Inc.
3.94% , 09/21/28 .................. 200 197,313
4.97% , 10/17/29 .................. 100 100,672
4.87% , 11/25/29 .................. 200 200,715
1.75% , 08/10/30 .................. 405 360,129
2.72% , 01/12/32 .................. 200 178,260
4.81% , 02/13/33 .................. 603 590,545
4.89% , 09/11/33 .................. 105 103,021
5.23% , 11/17/34 .................. 99 98,968
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(b)
................. 1,382 1,459,308
9.25% , 11/15/30
(c)
................. 952 1,005,254
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 22 22,500
6.75% , 02/01/30
(b)
................. 98 100,402
5.60% , 10/15/44 .................. 148 128,140
California Resources Corp.
(b)
7.00% , 01/15/34 .................. 409 400,588
7.25% , 01/15/35 .................. 779 769,713
Canadian Natural Resources Ltd.
5.00% , 12/15/29 .................. 100 100,563
6.45% , 06/30/33 .................. 100 106,426
5.40% , 12/15/34 .................. 131 130,217
Caturus Energy LLC
(b)
8.50% , 02/15/30 .................. 2,952 3,057,522
7.13% , 05/15/31 .................. 1,786 1,770,493
Cenovus Energy, Inc.
4.65% , 03/20/31 .................. 100 98,098
5.40% , 03/20/36 .................. 100 97,424
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 ...................... 270 260,397
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 138 136,499
4.00% , 03/01/31 .................. 2,446 2,334,619
3.25% , 01/31/32 .................. 300 271,423
5.95% , 06/30/33 .................. 402 413,944
5.75% , 08/15/34 .................. 851 861,313
5.55% , 10/30/35 .................. 385 382,470
5.35% , 11/30/36
(b)
................. 1,070 1,040,956
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 2,757 2,783,930
Chevron USA, Inc.
4.69% , 04/15/30 .................. 221 220,929
4.82% , 04/15/32 .................. 311 310,558
4.98% , 04/15/35 .................. 155 153,342
4.85% , 10/15/35 .................. 197 192,648
Chord Energy Corp., 6.75%, 03/15/33
(b)
.... 124 126,297
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 1,298 1,333,358
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
930 891,473
CNX Resources Corp.
(b)
7.25% , 03/01/32 .................. 715 735,300
5.88% , 03/01/34 .................. 701 679,160
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 2,022 1,989,669
5.88% , 01/15/30 .................. 883 831,885
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co.
4.70% , 01/15/30 .................. USD 100 $ 99,710
4.85% , 01/15/32 .................. 367 366,256
5.05% , 09/15/33 .................. 116 115,908
5.00% , 01/15/35 .................. 100 97,937
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 3,573 3,478,812
Crescent Energy Finance LLC
(b)
9.75% , 10/15/30 .................. 74 78,008
7.63% , 04/01/32 .................. 1,756 1,774,522
7.88% , 04/15/32 .................. 271 275,980
7.38% , 01/15/33 .................. 168 168,759
8.38% , 01/15/34 .................. 192 198,106
CVR Energy, Inc.
(b)
7.50% , 02/15/31 .................. 564 571,372
7.88% , 02/15/34 .................. 622 632,055
Dangote Petroleum Refinery And Petrochemicals
Fze, Series 4A2, 7.50%, 07/16/31
(b)
..... 622 621,354
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
. 315 317,706
DCP Midstream Operating LP, 5.13%, 05/15/29 100 100,559
Delek Logistics Partners LP
(b)
7.38% , 06/30/33 .................. 920 940,839
6.88% , 06/01/34 .................. 329 330,583
Devon Energy Corp.
5.60% , 03/15/34
(b)
................. 239 241,820
5.20% , 09/15/34 .................. 141 138,704
Diamondback Energy, Inc.
5.15% , 01/30/30 .................. 494 497,725
3.13% , 03/24/31 .................. 1,671 1,540,798
6.25% , 03/15/33 .................. 3,010 3,155,756
5.40% , 04/18/34 .................. 1,720 1,714,612
5.55% , 04/01/35 .................. 3,445 3,461,546
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ...................... 200 203,108
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 438 389,508
4.39% , 11/30/46 .................. 1,166 907,778
Enbridge, Inc.
4.60% , 06/20/28 .................. 356 355,336
3.13% , 11/15/29 .................. 242 229,657
4.85% , 03/27/31 .................. 236 233,705
5.70% , 03/08/33 .................. 379 386,537
5.20% , 11/20/35 .................. 140 136,607
Series 20-A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75% , 07/15/80
(a)
............... 2,921 2,915,915
Energean plc, 5.63%, 05/12/31
(c)
........ EUR 1,793 2,050,708
Energy Transfer LP
4.95% , 06/15/28 .................. USD 100 100,362
5.25% , 07/01/29 .................. 150 151,741
4.15% , 09/15/29 .................. 134 131,168
3.75% , 05/15/30 .................. 83 79,460
4.55% , 01/15/31 .................. 204 199,658
5.55% , 05/15/34 .................. 246 245,721
5.60% , 09/01/34 .................. 2,978 2,984,378
5.35% , 01/15/36 .................. 376 367,372
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.34%), 6.55% ,
01/15/57
(a)
.................... 1,899 1,874,899
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 6.70% ,
01/15/57
(a)
.................... 2,665 2,625,600
Enterprise Products Operating LLC
4.30% , 06/20/28 .................. 235 233,797
4.15% , 10/16/28 .................. 466 461,726
3.13% , 07/31/29 .................. 190 182,042

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.60% , 01/15/31 .................. USD 100 $ 98,909
5.35% , 01/31/33 .................. 186 188,487
4.85% , 01/31/34 .................. 100 97,579
4.95% , 02/15/35 .................. 100 97,493
5.20% , 01/15/36 .................. 169 166,234
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(a)
............... 2,351 2,345,365
EOG Resources, Inc.
5.00% , 07/15/32 .................. 200 199,372
5.35% , 01/15/36 .................. 200 198,429
EQT Corp.
5.00% , 01/15/29 .................. 165 165,440
7.50% , 06/01/30 .................. 100 107,188
4.75% , 01/15/31 .................. 4,273 4,200,975
3.63% , 05/15/31
(b)
................. 1,323 1,227,972
5.75% , 02/01/34 .................. 3,934 3,970,134
Expand Energy Corp.
5.38% , 02/01/29 .................. 3,954 3,948,901
5.38% , 03/15/30 .................. 6,969 6,989,122
4.75% , 02/01/32 .................. 126 122,114
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 590 478,419
Genesis Energy LP
8.00% , 05/15/33 .................. 415 431,732
6.75% , 03/15/34
(b)
................. 1,915 1,909,983
Global Partners LP, 7.13%, 07/01/33
(b)
..... 194 196,459
Greensaif Pipelines Bidco SARL, 6.13%,
02/23/38
(b)
..................... 620 621,463
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 197 199,417
Harvest Midstream I LP
(b)
7.50% , 05/15/32 .................. 891 913,530
6.75% , 05/15/34 .................. 2,265 2,274,017
Hess Corp.
7.88% , 10/01/29 .................. 256 278,758
7.30% , 08/15/31 .................. 100 110,139
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 .................. 212 215,597
4.25% , 02/15/30 .................. 174 166,607
HF Sinclair Corp.
5.75% , 01/15/31 .................. 225 228,640
6.25% , 01/15/35 .................. 100 102,591
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 143 143,423
5.75% , 02/01/29 .................. 621 619,785
6.25% , 04/15/32 .................. 44 42,713
8.38% , 11/01/33 .................. 1,228 1,288,375
6.88% , 05/15/34 .................. 1,198 1,173,392
7.25% , 02/15/35 .................. 84 83,314
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 .................. 87 89,929
6.63% , 01/15/34 .................. 1,732 1,751,321
6.63% , 01/15/35 .................. 388 387,787
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
..................... 669 667,395
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 918,441
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... USD 2,532 2,503,549
Kinder Morgan, Inc.
5.10% , 08/01/29 .................. 212 214,014
7.80% , 08/01/31 .................. 100 112,180
7.75% , 01/15/32 .................. 247 277,284
5.20% , 06/01/33 .................. 100 99,745
5.40% , 02/01/34 .................. 487 488,445
5.30% , 12/01/34 .................. 166 163,915
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. USD 116 $ 117,920
5.88% , 06/15/30 .................. 62 62,069
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(b)
..................... 215 212,031
Magnolia Oil & Gas Operating LLC
(b)
6.88% , 12/01/32 .................. 155 157,619
6.63% , 08/15/34 .................. 663 663,224
Marathon Petroleum Corp.
5.15% , 03/01/30 .................. 146 146,979
5.70% , 03/01/35 .................. 107 108,084
Matador Resources Co.
(b)
6.50% , 04/15/32 .................. 1,525 1,522,147
6.00% , 04/15/34 .................. 715 691,538
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 258,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 398,889
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 271 271,628
MPLX LP
4.00% , 03/15/28 .................. 1,176 1,163,117
4.80% , 02/15/31 .................. 131 129,322
5.00% , 01/15/33 .................. 297 290,683
5.50% , 06/01/34 .................. 200 199,192
5.40% , 09/15/35 .................. 100 98,015
5.30% , 04/01/36 .................. 214 207,163
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 58 50,317
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 674 690,906
8.38% , 02/15/32 .................. 2,759 2,869,045
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
.. 1,191 1,191,853
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 191,469
Occidental Petroleum Corp.
7.50% , 05/01/31 .................. 100 109,397
5.38% , 01/01/32 .................. 369 370,898
5.55% , 10/01/34 .................. 171 171,466
ONEOK, Inc.
4.00% , 07/13/27 .................. 99 98,584
5.65% , 11/01/28 .................. 600 610,241
5.38% , 06/01/29 .................. 215 217,488
4.40% , 10/15/29 .................. 100 98,579
5.80% , 11/01/30 .................. 116 119,007
6.35% , 01/15/31 .................. 100 104,545
4.75% , 10/15/31 .................. 100 97,903
6.05% , 09/01/33 .................. 215 221,669
5.65% , 09/01/34 .................. 115 115,227
5.05% , 11/01/34 .................. 114 109,887
5.40% , 10/15/35 .................. 100 97,911
Ovintiv, Inc.
8.13% , 09/15/30 .................. 100 110,433
7.20% , 11/01/31 .................. 100 108,328
6.25% , 07/15/33 .................. 123 128,289
Par Petroleum LLC, 7.38%, 06/01/34
(b)
..... 943 975,776
PBF Holding Co. LLC
(b)
7.88% , 09/15/30 .................. 361 374,653
7.25% , 06/01/34 .................. 219 222,406
Permian Resources Operating LLC, 6.25%,
02/01/33
(b)
..................... 4,485 4,565,471
Pertamina Persero PT, 6.45%, 05/30/44
(b)
... 598 581,555
Petrobras Global Finance BV, 6.75%, 01/27/41 630 614,565
Phillips 66
3.90% , 03/15/28 .................. 443 437,681
4.65% , 11/15/34 .................. 101 96,075
Phillips 66 Co.
5.25% , 06/15/31 .................. 264 266,778

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30% , 06/30/33 .................. USD 173 $ 173,129
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 58 51,753
2.15% , 01/15/31 .................. 200 178,202
Plains All American Pipeline LP
3.55% , 12/15/29 .................. 100 95,960
3.80% , 09/15/30 .................. 128 122,153
4.70% , 01/15/31 .................. 100 98,308
5.70% , 09/15/34 .................. 100 100,651
5.95% , 06/15/35 .................. 200 202,398
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 605 621,075
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 309,456
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
..................... 646 636,794
Raizen Fuels Finance SA
(b)(e)(i)
6.45% , 03/05/34 .................. 839 442,573
6.95% , 03/05/54 .................. 341 178,302
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
.. 695 619,370
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
..................... 655 654,519
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 162 159,792
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 269 264,497
SM Energy Co.
(b)
8.75% , 07/01/31 .................. 333 348,168
6.63% , 04/15/34 .................. 2,232 2,218,220
Suncor Energy, Inc., 5.95%, 12/01/34 ..... 110 112,754
Sunoco LP
(b)
5.63% , 03/15/31 .................. 225 222,077
6.63% , 08/15/32 .................. 503 507,783
6.25% , 07/01/33 .................. 203 203,463
5.88% , 03/15/34 .................. 767 750,702
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 283 282,666
7.38% , 02/15/29 .................. 657 671,935
6.00% , 09/01/31 .................. 912 897,392
Targa Resources Corp.
4.35% , 01/15/29 .................. 241 238,413
4.35% , 04/15/31 .................. 346 335,005
4.20% , 02/01/33 .................. 252 235,125
6.13% , 03/15/33 .................. 136 141,239
6.50% , 03/30/34 .................. 27 28,589
5.50% , 02/15/35 .................. 256 253,380
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 1,298 1,269,957
TotalEnergies Capital International SA, 2.83%,
01/10/30 ...................... 100 94,111
TotalEnergies Capital SA, 5.15%, 04/05/34 .. 200 199,784
TotalEnergies Capital USA LLC
4.25% , 01/13/31 .................. 362 353,541
4.86% , 01/13/36 .................. 174 167,228
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 321 318,746
4.63% , 03/01/34 .................. 126 119,700
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
..................... 2,637 2,636,056
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ...................... 905 876,273
TransMontaigne Partners LLC, 8.50%,
06/15/30
(b)
..................... 64 65,297
Valero Energy Corp.
2.80% , 12/01/31 .................. 200 178,730
5.15% , 03/10/36 .................. 170 164,261
Validus Energy II Midcon LLC, 8.00%, 08/01/31
(b)
219 218,010
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. USD 7,295 $ 7,808,714
6.38% , 12/15/34 .................. 3,801 3,701,863
6.63% , 06/15/36 .................. 3,403 3,335,155
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 1,660 1,686,299
7.50% , 05/01/33 .................. 696 755,173
6.50% , 01/15/34 .................. 2,779 2,867,542
7.75% , 05/01/35 .................. 540 598,456
6.75% , 01/15/36 .................. 4,783 5,006,347
Viper Energy Partners LLC, 4.90%, 08/01/30 . 7,861 7,758,807
Western Midstream Operating LP
4.75% , 08/15/28 .................. 150 149,860
4.80% , 03/01/31 .................. 100 98,102
6.15% , 04/01/33 .................. 100 102,855
5.50% , 12/15/35 .................. 128 124,574
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 2,205 2,271,587
Williams Cos., Inc. (The)
5.15% , 03/15/34 .................. 100 98,112
5.60% , 03/15/35 .................. 100 100,122
5.15% , 03/15/36 .................. 100 96,159
195,015,553
Paper & Forest Products — 0.0%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.29% , 01/15/30
(a)
............... EUR 367 423,648
6.13% , 06/15/31 .................. 1,011 1,155,514
Georgia-Pacific LLC, 7.75%, 11/15/29 ..... USD 109 118,475
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 570 593,171
Sappi Papier Holding GmbH
(c)
3.63% , 03/15/28 .................. EUR 300 326,717
4.50% , 03/15/32 .................. 1,760 1,699,086
4,316,611
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series
2026-2, Class A, 5.70%, 02/20/39 ...... USD 3,322 3,324,290
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
.. 581 563,392
Grupo Aeromexico SAB de CV, 8.63%,
11/15/31
(b)
..................... 608 610,858
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 1,230 1,070,277
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 618 631,905
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 253 265,986
United Airlines Holdings, Inc., 5.38%, 03/01/31 679 670,104
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. —
(o)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 1,331 1,317,161
WestJet An Alberta Partnership, 8.00%,
02/14/31
(b)
..................... 696 685,565
9,139,539
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
2.38% , 12/01/29 .................. 200 185,045
1.95% , 03/15/31 .................. 108 94,622
4.65% , 05/15/33 .................. 165 159,786
Haleon US Capital LLC, 3.63%, 03/24/32 ... 250 231,842
Kenvue, Inc.
5.00% , 03/22/30 .................. 105 105,496
4.90% , 03/22/33 .................. 208 205,526
Opal Bidco SAS
5.50% , 03/31/32
(c)
................. EUR 535 630,209
6.50% , 03/31/32
(b)
................. USD 1,960 1,971,264

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
Perrigo Finance Unlimited Co.
5.15% , 06/15/30
(d)
................. USD 606 $ 572,975
5.38% , 09/30/32 .................. EUR 713 798,360
6.13% , 09/30/32 .................. USD 441 418,982
5,374,107
Pharmaceuticals — 0.8%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
..... 17,691 18,084,589
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
308 316,468
Astrazeneca Finance LLC
4.00% , 03/02/31 .................. 521 503,367
2.25% , 05/28/31 .................. 100 88,847
4.30% , 03/02/33 .................. 313 300,061
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 .................. 389 361,780
11.00% , 09/30/28 ................. 2,651 2,708,553
Bayer Corp., 6.65%, 02/15/28
(b)
......... 826 848,199
Bayer US Finance LLC
(b)
6.13% , 11/21/26 .................. 5,163 5,181,467
5.13% , 07/20/31 .................. 4,292 4,254,920
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
.... EUR 1,148 1,328,481
Eli Lilly & Co.
4.20% , 08/14/29 .................. USD 657 650,541
4.75% , 02/12/30 .................. 200 200,547
4.25% , 03/15/31 .................. 169 165,536
4.38% , 05/20/31 .................. 6,225 6,114,630
4.90% , 02/12/32 .................. 200 200,714
4.55% , 10/15/32 .................. 100 98,320
4.65% , 05/20/33 .................. 3,720 3,644,386
4.70% , 02/09/34 .................. 201 196,660
4.60% , 08/14/34 .................. 152 147,132
4.85% , 05/20/36 .................. 418 404,758
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
..... EUR 840 972,438
Johnson & Johnson
4.85% , 03/01/32 .................. USD 232 234,346
4.95% , 06/01/34 .................. 141 142,377
3.55% , 03/01/36 .................. 527 467,990
Neopharmed Gentili SpA, (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.54%, 06/29/33
(a) (c)
. EUR 886 1,023,780
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. 2,253 2,663,971
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.53% , 10/15/32
(a)
............... 2,001 2,304,674
Novartis Capital Corp.
3.80% , 09/18/29 .................. USD 100 97,687
4.10% , 11/05/30 .................. 139 135,353
4.00% , 09/18/31 .................. 579 559,876
4.30% , 11/05/32 .................. 228 220,352
4.60% , 03/18/33 .................. 29 28,305
4.90% , 03/18/36 .................. 485 471,291
Organon & Co., 4.13%, 04/30/28
(b)
....... 600 590,469
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 423 421,962
4.65% , 05/19/30 .................. 100 99,411
4.75% , 05/19/33 .................. 470 458,797
Pfizer, Inc.
1.75% , 08/18/31 .................. 580 500,992
4.50% , 11/15/32 .................. 37 36,023
4.88% , 11/15/35 .................. 200 193,732
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.17% , 12/31/29
(a)
............... EUR 366 425,439
6.75% , 12/31/29 .................. 530 632,639
Royalty Pharma plc
5.15% , 09/02/29 .................. USD 119 120,069
2.20% , 09/02/30 .................. 207 185,881
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.20% , 09/25/35 .................. USD 100 $ 97,369
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... 817 821,248
Takeda US Financing, Inc., 5.20%, 07/07/35 . 290 284,140
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 .................. EUR 685 797,673
4.13% , 06/01/31 .................. 541 622,295
7.88% , 09/15/31 .................. 1,452 1,949,992
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 .................. USD 592 589,218
8.13% , 09/15/31 .................. 11,019 12,257,425
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 ................. 6,569 6,641,916
Wyeth LLC
6.50% , 02/01/34 .................. 209 224,669
6.00% , 02/15/36 .................. 118 123,156
Zoetis, Inc.
4.15% , 08/17/28 .................. 446 442,298
5.00% , 08/17/35 .................. 100 96,881
83,736,090
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
.. 93 95,548
Automatic Data Processing, Inc.
1.25% , 09/01/30 .................. 262 229,165
4.75% , 05/08/32 .................. 100 99,101
5.00% , 05/07/36 .................. 100 97,436
CACI International, Inc., 6.38%, 06/15/33
(b)
.. 1,579 1,591,219
CoreLogic, Inc.
(b)
9.00% , 08/01/31 .................. 3,961 3,905,629
12.00% , 02/01/32 ................. 939 879,709
Equifax, Inc.
5.10% , 06/01/28 .................. 238 239,302
2.35% , 09/15/31 .................. 100 87,164
KBR, Inc., 4.75%, 09/30/28
(b)
........... 49 48,229
Science Applications International Corp.
(b)
4.88% , 04/01/28 .................. 694 683,982
5.88% , 11/01/33 .................. 860 841,768
Verisk Analytics, Inc.
4.45% , 03/15/31 .................. 40 38,846
5.25% , 06/05/34 .................. 154 150,634
5.13% , 03/15/36 .................. 61 58,168
9,045,900
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
............. EUR 2,932 3,467,118
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
..................... 1,002 1,164,326
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
. USD 740 722,055
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 423 426,205
9.75% , 04/15/30
(b)
................. 210 225,002
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... EUR 900 503,558
Citycon Treasury BV
(c)
1.63% , 03/12/28 .................. 571 621,031
5.38% , 07/08/31 .................. 125 137,264
CPI Property Group SA
(c)
1.75% , 01/14/30 .................. 217 215,674
5.88% , 07/07/32 .................. 1,470 1,591,015
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
............... 1,233 1,276,167
Fantasia Holdings Group Co. Ltd.
(c)(e)(i)
15.00% , 12/18/21 ................. USD 1,735 19,519
11.88% , 06/01/24 ................. 1,500 16,875
7.95% , 07/05/24 .................. 1,650 18,150

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.25% , 07/28/24 .................. USD 3,540 $ 39,825
12.25% , 10/18/24 ................. 3,269 35,959
9.88% , 10/19/24 .................. 2,640 23,760
10.88% , 01/09/25 ................. 1,345 15,131
11.75% , 04/17/25 ................. 2,039 22,429
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 156,810
Heimstaden AB
(c)
8.38% , 01/29/30 .................. EUR 337 406,811
7.36% , 01/24/31 .................. 250 292,655
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 479 461,711
4.38% , 02/01/31 .................. 346 323,344
5.88% , 03/01/32 .................. 503 491,333
6.13% , 03/01/34 .................. 915 891,968
Kennedy-Wilson, Inc., 7.25%, 06/01/33
(b)
... 256 259,159
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (j)
....... 1,091 291,609
NE Property BV, 3.88%, 09/30/33
(c)
....... EUR 550 618,083
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(j)
..................... 1,894 2,178,665
5.63% , 06/08/30 .................. 461 509,571
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (k)
.. 500 536,382
17,959,164
Residential REITs — 0.0%
American Homes 4 Rent LP
2.38% , 07/15/31 .................. USD 192 168,372
5.50% , 02/01/34 .................. 100 99,490
5.50% , 07/15/34 .................. 66 65,592
AvalonBay Communities, Inc.
4.35% , 12/01/30 .................. 100 98,046
5.00% , 02/15/33 .................. 493 489,455
Camden Property Trust
3.15% , 07/01/29 .................. 200 191,553
4.90% , 02/28/36 .................. 109 104,137
ERP Operating LP
3.00% , 07/01/29 .................. 131 124,747
1.85% , 08/01/31 .................. 213 184,729
4.95% , 06/15/32 .................. 129 128,167
Essex Portfolio LP
3.00% , 01/15/30 .................. 154 144,461
2.55% , 06/15/31 .................. 200 177,949
2.65% , 03/15/32 .................. 100 87,765
4.88% , 02/15/36 .................. 100 94,996
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 860 862,343
4.88% , 02/01/35 .................. 116 110,509
Mid-America Apartments LP
5.30% , 02/15/32 .................. 280 282,993
4.65% , 01/15/33 .................. 100 96,715
UDR, Inc.
3.00% , 08/15/31 .................. 200 181,703
1.90% , 03/15/33 .................. 124 100,823
3.10% , 11/01/34 .................. 100 84,543
3,879,088
Retail REITs — 0.0%
Agree LP
2.00% , 06/15/28 .................. 130 123,729
2.60% , 06/15/33 .................. 100 84,005
Brixmor Operating Partnership LP
2.25% , 04/01/28 .................. 100 96,232
2.50% , 08/16/31 .................. 120 105,924
5.50% , 02/15/34 .................. 135 135,033
5.38% , 06/15/36 .................. 100 97,530
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 709 $ 699,471
Kimco Realty OP LLC
1.90% , 03/01/28 .................. 157 150,604
2.25% , 12/01/31 .................. 123 107,492
4.60% , 02/01/33 .................. 162 156,841
4.85% , 03/01/35 .................. 100 96,217
Kite Realty Group LP, 5.50%, 03/01/34 ..... 100 99,829
NNN REIT, Inc.
4.30% , 10/15/28 .................. 261 258,571
5.50% , 06/15/34 .................. 113 113,148
Realty Income Corp.
2.20% , 06/15/28 .................. 259 247,887
3.10% , 12/15/29 .................. 312 295,750
3.20% , 02/15/31 .................. 130 120,702
5.13% , 02/15/34 .................. 459 453,651
5.13% , 04/15/35 .................. 110 107,449
Regency Centers LP
2.95% , 09/15/29 .................. 107 101,123
4.50% , 03/15/33 .................. 125 119,882
3,771,070
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.. 139 135,207
ams-OSRAM AG
(c)
10.50% , 03/30/29 ................. EUR 791 963,624
7.25% , 05/31/32 .................. 1,111 1,292,255
Analog Devices, Inc.
1.70% , 10/01/28 .................. USD 100 94,117
2.10% , 10/01/31 .................. 247 215,473
Applied Materials, Inc., 4.00%, 01/15/31 .... 195 188,458
Broadcom, Inc.
4.35% , 02/15/30 .................. 100 97,581
4.60% , 07/15/30 .................. 1,116 1,096,100
4.15% , 11/15/30 .................. 1,556 1,495,828
4.30% , 01/15/31 .................. 1,085 1,048,894
4.15% , 04/15/32 .................. 1,188 1,117,820
4.60% , 01/15/33 .................. 2,025 1,930,526
3.42% , 04/15/33 .................. 3,326 2,936,044
3.47% , 04/15/34 .................. 300 259,164
4.80% , 10/15/34 .................. 151 142,445
5.20% , 07/15/35 .................. 100 96,003
3.14% , 11/15/35 .................. 19 15,444
4.95% , 01/15/36 .................. 911 855,139
4.80% , 02/15/36 .................. 1,265 1,169,111
Foundry JV Holdco LLC
(b)
5.50% , 01/25/31 .................. 4,465 4,503,862
6.20% , 01/25/37 .................. 478 488,852
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
... 221 228,396
KLA Corp., 4.65%, 07/15/32 ........... 100 97,995
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (k) (l)
275 293,013
Micron Technology, Inc., 2.70%, 04/15/32 ... 85 75,232
MKS, Inc., 4.25%, 02/15/34
(c)
........... EUR 1,472 1,640,371
NVIDIA Corp.
4.25% , 06/15/28 .................. USD 342 340,424
2.85% , 04/01/30 .................. 272 254,948
2.00% , 06/15/31 .................. 700 615,291
4.75% , 06/15/33 .................. 400 387,817
4.95% , 06/15/36 .................. 3,040 2,908,729
NXP BV
4.30% , 08/19/28 .................. 100 99,036
4.30% , 06/18/29 .................. 120 117,873
2.50% , 05/11/31 .................. 230 203,789
2.65% , 02/15/32 .................. 100 87,200
5.00% , 01/15/33 .................. 36 35,010
5.25% , 08/19/35 .................. 100 97,239

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(k)
0.50% , 03/01/29 .................. USD 846 $ 955,557
0.00% , 05/01/31
(b) (l)
................ 177 164,610
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 .................. 824 818,139
6.25% , 08/15/33 .................. 1,225 1,230,706
QUALCOMM, Inc., 5.00%, 05/20/35 ...... 697 677,148
STMicroelectronics NV
(c)(k)
Series A , 0.00% , 06/23/31
(l)
........... 400 364,183
Series B , 0.63% , 06/23/33 ............ 400 357,099
Texas Instruments, Inc.
2.25% , 09/04/29 .................. 200 186,270
1.90% , 09/15/31 .................. 100 86,678
4.85% , 02/08/34 .................. 160 157,411
32,622,111
Software — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 6,584 6,350,779
Autodesk, Inc., 5.30%, 06/15/35 ......... 100 98,152
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 654 636,265
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 261 252,165
4.88% , 07/01/29 .................. 2,042 1,880,304
Cloud Software Group LLC
(b)
6.50% , 03/31/29 .................. 5,056 4,940,537
9.00% , 09/30/29 .................. 6,244 6,117,569
8.25% , 06/30/32 .................. 256 242,173
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 1,673 1,608,762
Fair Isaac Corp.
(b)
4.00% , 06/15/28 .................. 681 658,108
6.00% , 05/15/33 .................. 1,595 1,543,732
IPD 3 BV
5.50% , 06/15/31
(c)
................. EUR 1,662 1,844,078
McAfee Corp., 7.38%, 02/15/30
(b)
........ USD 365 309,474
Microsoft Corp., 4.20%, 11/03/35 ........ 200 187,714
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(c)
................. EUR 1,624 1,957,419
7.25% , 07/01/33
(b)
................. USD 3,838 3,976,832
8.75% , 07/01/34
(b)
................. 3,657 3,852,602
Oracle Corp.
4.80% , 08/03/28 .................. 548 543,015
4.20% , 09/27/29 .................. 554 530,794
2.95% , 04/01/30 .................. 2,692 2,421,788
4.45% , 09/26/30 .................. 1,585 1,496,174
4.95% , 02/04/31 .................. 6,210 5,931,587
4.80% , 09/26/32 .................. 894 822,837
4.30% , 07/08/34 .................. 503 431,091
5.50% , 08/03/35 .................. 171 156,970
5.20% , 09/26/35 .................. 985 883,761
5.70% , 02/04/36 .................. 4,694 4,345,555
Roper Technologies, Inc.
4.25% , 09/15/28 .................. 300 297,102
4.50% , 10/15/29 .................. 300 296,686
5.10% , 09/15/35 .................. 218 207,960
Salesforce, Inc.
1.50% , 07/15/28 .................. 400 377,409
4.65% , 03/15/29 .................. 206 205,086
1.95% , 07/15/31 .................. 100 86,207
4.90% , 09/15/31 .................. 604 595,205
5.20% , 03/15/33 .................. 297 293,351
5.55% , 03/15/36 .................. 497 484,640
ServiceNow, Inc., 5.40%, 05/15/36 ....... 185 180,699
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f) (m)
....... 3,500 3,441,640
Synopsys, Inc.
4.65% , 04/01/28 .................. 182 181,746
Security
Par (000)
Par (000) Value
Software (continued)
4.85% , 04/01/30 .................. USD 304 $ 302,331
5.00% , 04/01/32 .................. 159 157,218
5.15% , 04/01/35 .................. 134 130,030
TeamSystem SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.93% , 07/31/31
(a)
............... EUR 718 821,433
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.68% , 07/01/32
(a)
............... 214 242,438
6.50% , 07/01/32 .................. 804 920,210
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 1,313 1,286,429
VMware LLC, 2.20%, 08/15/31 .......... 2,699 2,346,706
66,874,763
Specialized REITs — 0.2%
American Tower Corp.
3.60% , 01/15/28 .................. 375 369,280
5.00% , 01/31/30 .................. 200 200,115
2.70% , 04/15/31 .................. 100 90,088
5.55% , 07/15/33 .................. 1,090 1,098,261
Crown Castle, Inc.
4.80% , 09/01/28 .................. 41 41,005
5.60% , 06/01/29 .................. 201 204,379
3.10% , 11/15/29 .................. 404 380,534
2.50% , 07/15/31 .................. 257 226,099
5.10% , 05/01/33 .................. 259 252,059
CubeSmart LP
2.00% , 02/15/31 .................. 120 105,093
2.50% , 02/15/32 .................. 100 87,349
5.13% , 11/01/35 .................. 100 96,521
Equinix, Inc.
3.20% , 11/18/29 .................. 423 399,815
2.50% , 05/15/31 .................. 232 205,242
Extra Space Storage LP
2.55% , 06/01/31 .................. 244 216,860
4.95% , 01/15/33 .................. 424 414,427
5.40% , 02/01/34 .................. 100 99,205
5.40% , 06/15/35 .................. 100 98,598
Iron Mountain, Inc.
5.63% , 07/15/32
(b)
................. 3,392 3,319,622
6.25% , 01/15/33
(b)
................. 174 174,669
4.75% , 01/15/34
(c)
................. EUR 1,000 1,122,033
4.75% , 01/15/34
(b)
................. 1,092 1,225,260
6.25% , 01/15/35
(b)
................. USD 2,564 2,531,729
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 .................. 1,921 1,935,202
6.25% , 09/15/32 .................. 2,365 2,363,000
Public Storage Operating Co.
2.30% , 05/01/31 .................. 228 202,963
2.25% , 11/09/31 .................. 125 109,467
5.00% , 07/01/35 .................. 100 97,267
5.00% , 12/15/35 .................. 100 97,202
Weyerhaeuser Co.
4.00% , 11/15/29 .................. 104 101,096
4.00% , 04/15/30 .................. 100 96,568
3.38% , 03/09/33 .................. 124 110,387
18,071,395
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
. 258 264,356
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 123 121,648
4.75% , 03/01/30 .................. 89 86,324
AutoNation, Inc.
4.45% , 01/15/29 .................. 215 212,220
4.75% , 06/01/30 .................. 60 59,097
2.40% , 08/01/31 .................. 100 87,313

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
AutoZone, Inc.
6.25% , 11/01/28 .................. USD 300 $ 309,446
3.75% , 04/18/29 .................. 100 97,366
1.65% , 01/15/31 .................. 178 154,105
4.75% , 02/01/33 .................. 172 167,174
5.40% , 07/15/34 .................. 100 99,727
Carvana Co.
(b)(j)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 2,153 2,219,634
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 5,520 6,072,087
CD&R Firefly Bidco plc
8.63% , 04/30/29
(c)
................. GBP 2,680 3,720,042
Cesar SpA
(c)
6.50% , 09/30/31 .................. EUR 609 720,400
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.54% , 09/30/31
(a)
............... 686 799,783
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 221 231,147
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
200 210,277
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.15% , 02/01/30
(a)
............... EUR 396 460,209
6.75% , 02/01/30 .................. 1,269 1,492,224
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 144 144,663
Home Depot, Inc. (The)
4.75% , 06/25/29 .................. 328 329,606
1.38% , 03/15/31 .................. 576 495,049
4.95% , 06/25/34 .................. 566 558,167
4.65% , 09/15/35 .................. 139 133,002
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
212 209,715
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.68%, 01/15/32
(a) (c)
.......... EUR 783 908,782
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. USD 467 455,534
8.25% , 08/01/31 .................. 927 965,782
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
...... 317 312,461
Lowe's Cos., Inc.
1.70% , 09/15/28 .................. 700 658,514
4.00% , 10/15/28 .................. 297 292,787
3.65% , 04/05/29 .................. 215 209,055
4.25% , 03/15/31 .................. 203 196,891
2.63% , 04/01/31 .................. 448 404,558
5.00% , 04/15/33 .................. 136 134,187
5.15% , 07/01/33 .................. 239 237,288
4.85% , 10/15/35 .................. 56 53,504
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
. 1,618 1,602,833
O'Reilly Automotive, Inc.
4.35% , 06/01/28 .................. 194 192,692
1.75% , 03/15/31 .................. 92 79,871
5.00% , 08/19/34 .................. 173 168,078
Staples, Inc., 10.75%, 09/01/29
(b)
........ 199 190,414
TJX Cos., Inc. (The), 1.15%, 05/15/28 ..... 134 126,498
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
..................... 8,093 8,153,301
34,797,811
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc., 4.75%, 05/12/35 ........... 1,068 1,056,980
Dell International LLC
4.75% , 04/01/28 .................. 146 146,148
4.15% , 02/15/29 .................. 100 98,495
5.30% , 10/01/29 .................. 100 101,116
5.00% , 04/01/30 .................. 100 99,981
4.50% , 02/15/31 .................. 162 157,897
4.75% , 07/15/31 .................. 300 294,977
4.75% , 10/06/32 .................. 452 439,115
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.40% , 04/15/34 .................. USD 100 $ 99,231
5.50% , 04/01/35 .................. 314 311,895
Hewlett Packard Enterprise Co.
5.25% , 07/01/28 .................. 349 352,318
4.60% , 03/23/29 .................. 100 99,414
4.55% , 10/15/29 .................. 300 296,752
4.40% , 10/15/30 .................. 196 191,065
5.25% , 04/01/33 .................. 59 58,414
5.00% , 10/15/34 .................. 259 248,158
NetApp, Inc., 5.70%, 03/17/35 .......... 100 100,651
Seagate Data Storage Technology Pte. Ltd.
5.88% , 07/15/30
(b)
................. 208 211,314
5.75% , 12/01/34 .................. 626 618,300
4,982,221
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
................. EUR 849 984,613
5.25% , 07/15/32
(c)
................. 777 901,113
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (j)
................... USD 2,873 3,083,747
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. 971 933,970
4.13% , 08/15/31 .................. 280 257,363
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (i) (k)
.................. EUR 1,300 1,554,481
Levi Strauss & Co., 4.00%, 08/15/30
(b)
..... 190 219,520
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.18% , 07/01/29
(a) (c)
.............. 1,838 2,144,471
VF Corp.
4.25% , 03/07/29 .................. 896 1,033,891
0.63% , 02/25/32 .................. 453 426,634
11,539,803
Tobacco — 0.2%
Altria Group, Inc.
6.20% , 11/01/28 .................. USD 600 618,514
4.50% , 08/06/30 .................. 115 113,154
2.45% , 02/04/32 .................. 4,409 3,839,637
6.88% , 11/01/33 .................. 700 763,319
5.25% , 08/06/35 .................. 58 56,867
BAT Capital Corp.
2.26% , 03/25/28 .................. 738 710,100
3.46% , 09/06/29 .................. 419 402,832
4.91% , 04/02/30 .................. 195 194,454
6.34% , 08/02/30 .................. 416 436,174
5.83% , 02/20/31 .................. 575 593,077
2.73% , 03/25/31 .................. 200 181,188
6.42% , 08/02/33 .................. 1,095 1,164,474
6.00% , 02/20/34 .................. 439 455,818
BAT International Finance plc, 5.93%, 02/02/29 1,200 1,231,656
Philip Morris International, Inc.
5.25% , 09/07/28 .................. 318 321,803
4.63% , 11/01/29 .................. 100 99,586
5.63% , 11/17/29 .................. 100 102,425
5.13% , 02/15/30 .................. 819 825,283
4.38% , 04/30/30 .................. 1,528 1,501,246
4.75% , 11/01/31 .................. 3,216 3,192,148
4.25% , 10/29/32 .................. 458 438,488
5.38% , 02/15/33 .................. 144 145,629
5.63% , 09/07/33 .................. 563 576,558
4.88% , 04/30/35 .................. 307 295,957
4.88% , 04/29/36 .................. 4,340 4,156,484
Reynolds American, Inc., 5.70%, 08/15/35 ... 125 126,526
22,543,397

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC, 4.80%, 10/24/30
(b)
USD 4,345 $ 4,268,007
EquipmentShare.com, Inc., 7.13%, 07/01/34
(b)
641 612,236
FTAI Aviation Investors LLC
(b)
5.50% , 05/01/28 .................. 570 568,106
7.88% , 12/01/30 .................. 265 276,110
7.00% , 05/01/31 .................. 4,218 4,335,210
7.00% , 06/15/32 .................. 3,377 3,447,998
5.88% , 04/15/33 .................. 3,781 3,730,378
Herc Holdings, Inc.
(b)
7.00% , 06/15/30 .................. 126 129,940
5.75% , 03/15/31 .................. 269 266,331
7.25% , 06/15/33 .................. 2,487 2,566,238
6.00% , 03/15/34 .................. 1,310 1,284,364
QXO Building Products, Inc.
(b)
6.50% , 07/15/31 .................. 2,482 2,492,064
6.75% , 04/30/32 .................. 3,197 3,264,969
6.88% , 07/15/34 .................. 3,205 3,209,788
Sumisho Air Lease Corp.
5.85% , 12/15/27 .................. 765 775,514
3.25% , 10/01/29 .................. 100 94,691
5.20% , 07/15/31 .................. 132 131,092
Sunbelt Rentals Holdings, Inc., 5.65%,
08/12/36
(b)
..................... 35 34,434
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 1,242 1,255,214
5.38% , 11/15/33 .................. 1,797 1,749,749
WESCO Distribution, Inc.
(b)
5.25% , 04/15/31 .................. 569 559,523
5.50% , 04/15/34 .................. 532 516,816
35,568,772
Transportation Infrastructure — 0.0%
Carrix, Inc., 6.13%, 08/01/33
(b)
.......... 3,153 3,138,437
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
..................... 618 633,450
3,771,887
Water Utilities — 0.0%
American Water Capital Corp.
2.30% , 06/01/31 .................. 143 126,608
4.45% , 06/01/32 .................. 100 97,204
5.15% , 03/01/34 .................. 100 99,281
5.20% , 04/01/36 .................. 100 97,707
420,800
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 .. 1,257 1,212,477
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
..................... 727 686,615
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 428 448,963
Digicel International Finance Ltd.
8.63% , 08/01/32
(b)
................. 4,387 4,515,868
8.63% , 08/01/32
(c)
................. 592 609,390
Maya SAS
7.00% , 10/15/28
(b)
................. 369 369,893
6.88% , 04/15/31
(c)
................. EUR 689 831,953
8.50% , 04/15/31
(b)
................. USD 476 500,705
NJJ Continental SA, 2.50%, 07/15/31
(c)
..... CHF 2,537 3,126,206
Rogers Communications, Inc., 5.30%, 02/15/34 USD 321 311,619
SoftBank Group Corp.
(c)
5.00% , 04/15/28 .................. EUR 247 286,452
5.38% , 01/08/29 .................. 1,327 1,541,473
5.25% , 10/10/29 .................. 613 702,180
6.38% , 04/22/30 .................. 867 1,004,798
5.88% , 07/10/31 .................. 1,107 1,260,954
7.00% , 04/22/32 .................. 535 622,093
5.75% , 07/08/32 .................. 1,990 2,194,540
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
6.38% , 07/10/33 .................. EUR 889 $ 1,001,700
7.38% , 04/22/34 .................. 1,452 1,689,294
TDC Brands A/S, 8.00%, 04/30/31
(c)
...... 1,133 1,298,424
Telefonica Europe BV, 8.25%, 09/15/30 .... USD 100 110,968
T-Mobile USA, Inc.
4.80% , 07/15/28 .................. 855 856,932
4.20% , 10/01/29 .................. 631 619,074
3.88% , 04/15/30 .................. 576 553,199
2.55% , 02/15/31 .................. 314 281,572
2.88% , 02/15/31 .................. 100 90,936
3.50% , 04/15/31 .................. 100 93,283
2.25% , 11/15/31 .................. 200 173,461
4.63% , 01/15/33 .................. 324 311,380
5.05% , 07/15/33 .................. 300 293,374
6.70% , 12/15/33 .................. 943 1,011,550
4.95% , 11/15/35 .................. 298 282,383
5.00% , 02/15/36 .................. 100 94,763
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 500 606,600
4.25% , 01/31/31
(b)
................. USD 1,614 1,284,145
4.50% , 07/15/31
(c)
................. GBP 2,777 3,066,202
4.75% , 07/15/31
(b)
................. USD 800 632,438
5.63% , 04/15/32
(c)
................. EUR 1,201 1,201,079
5.63% , 04/15/32
(c)
................. 100 100,006
6.75% , 01/15/33
(b)
................. USD 909 727,722
Vodafone Group plc
4.80% , 06/18/31 .................. 125 122,772
5.35% , 06/18/36 .................. 190 183,855
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (k)
.......... 525 462,612
WOM Mobile SA, 11.75%, (11.75% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
.......... 37 37,480
Zegona Finance plc, 4.25%, 01/15/32
(c)
.... EUR 1,062 1,215,827
38,629,210
Total Corporate Bonds — 22 .9%
(Cost: $ 2,427,509,379 ) ............................ 2,384,879,519
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
19.04% , 08/17/26 ................. 5 1,086,786
Barclays Bank plc ( Safran SA ) ,
18.32% , 08/07/26 ................. 12 4,219,120
BMO Capital Markets Corp. ( Boeing Co. (The) ) ,
27.06% , 09/17/26 ................. USD 25 5,224,460
BMO Capital Markets Corp. ( L3Harris
Technologies, Inc. ) , 16.18% , 08/27/26 .... 10 2,831,164
BNP Paribas SA ( Rolls-Royce Holdings plc ) ,
28.73% , 08/14/26 ................. GBP 264 4,801,282
Morgan Stanley & Co. LLC ( Lockheed Martin
Corp. ) , 21.72% , 08/24/26 ............ USD 3 1,536,213
UBS AG ( Rolls-Royce Holdings plc ) ,
26.94% , 08/07/26 ................. GBP 264 4,842,048
24,541,073
Air Freight & Logistics — 0.1%
Royal Bank of Canada ( FedEx Corp. ) ,
24.40% , 08/06/26
(b) (c)
............... USD 24 7,343,065
Automobile Components — 0.1%
(b)(c)
Barclays Bank plc ( Autoliv, Inc. ) , 7.30% , 08/14/26 EUR 12 5,476,085
Citigroup, Inc. ( Autoliv, Inc. ) , 10.52% , 08/07/26 12 5,508,724
10,984,809

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
(b)(c)
BNP Paribas SA ( Toyota Motor Corp. ) ,
16.34% , 09/02/26 ................. USD 29 $ 5,335,445
Royal Bank of Canada ( Toyota Motor Corp. ) ,
14.23% , 09/15/26 ................. 28 5,281,602
10,617,047
Banks — 1.0%
(b)(c)
Barclays Bank plc ( Berkshire Hathaway, Inc. ) ,
7.39% , 09/16/26 .................. 6 3,105,559
Barclays Bank plc (HSBC Holdings plc)
18.74% , 08/28/26 ................. 74 7,566,446
30.98% , 09/04/26 ................. 74 7,554,861
Barclays Bank plc ( Novartis AG ) ,
14.05% , 09/16/26 ................. 54 8,427,728
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
22.38% , 08/05/26 ................. 70 9,204,833
BMO Capital Markets Corp. (Sumitomo Mitsui
Financial Group, Inc.)
18.45% , 08/05/26 ................. 117 3,007,692
17.69% , 08/12/26 ................. 120 3,031,844
BNP Paribas SA (Bank of America Corp.)
10.72% , 08/19/26 ................. 54 3,302,497
13.15% , 08/26/26 ................. 55 3,364,160
Canadian Imperial Bank of Commerce
( First Citizens BancShares, Inc. ) ,
17.65% , 08/24/26
(a)
................ 2 4,967,850
Canadian Imperial Bank of Commerce ( HSBC
Holdings plc ) , 16.15% , 09/16/26
(a)
....... 73 7,720,665
Citigroup, Inc. ( Mitsubishi UFJ Financial Group,
Inc. ) , 18.14% , 09/04/26 .............. 204 4,578,506
Nomura Holdings, Inc. ( Mitsubishi UFJ Financial
Group, Inc. ) , 14.07% , 08/28/26 ........ 154 3,420,631
Royal Bank of Canada (Banco Santander SA)
20.43% , 08/28/26 ................. 456 6,403,940
20.82% , 09/11/26 ................. 438 6,160,359
Royal Bank of Canada ( HSBC Holdings plc ) ,
12.47% , 08/04/26 ................. 71 7,083,231
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 17.91% , 09/11/26 ......... 156 3,527,106
Royal Bank of Canada ( Sumitomo Mitsui
Financial Group, Inc. ) , 17.11% , 09/11/26 .. 119 3,090,795
Societe Generale SA ( Citigroup, Inc. ) ,
19.58% , 08/19/26 ................. 71 9,404,323
Societe Generale SA ( Citizens Financial Group,
Inc. ) , 29.40% , 09/10/26 .............. 23 1,630,331
106,553,357
Beverages — 0.1%
(b)(c)
BNP Paribas SA ( Keurig Dr Pepper, Inc. ) ,
20.66% , 08/20/26 ................. 120 3,715,312
Societe Generale SA ( PepsiCo, Inc. ) ,
24.44% , 09/03/26 ................. 13 1,808,857
5,524,169
Broadline Retail — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Amazon.com, Inc. ) ,
17.06% , 09/15/26 ................. 49 12,388,810
JPMorgan Structured Products BV (Amazon.
com, Inc.)
18.70% , 08/31/26 ................. 108 28,748,202
18.94% , 09/09/26 ................. 49 12,918,917
Societe Generale SA ( Amazon.com, Inc. ) ,
21.44% , 08/11/26 ................. 37 9,634,299
63,690,228
Security
Par (000)
Par (000) Value
Building Products — 0.0%
Societe Generale SA ( Fortune Brands
Innovations, Inc. ) , 38.07% , 09/21/26
(b) (c)
... USD 59 $ 2,916,382
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc ( Carlyle Group, Inc. (The) ) ,
27.75% , 08/24/26 ................. 40 1,783,243
Barclays Bank plc ( Intercontinental Exchange,
Inc. ) , 22.73% , 09/24/26 .............. 30 4,607,782
Barclays Bank plc (Moelis & Co.)
19.55% , 08/07/26 ................. EUR 8 4,440,517
18.02% , 08/14/26 ................. 8 4,236,858
BMO Capital Markets Corp. (MSCI, Inc.)
14.91% , 08/11/26 ................. USD 5 3,152,830
20.63% , 09/09/26 ................. 6 3,114,358
BMO Capital Markets Corp. ( State Street Corp. ) ,
15.18% , 09/11/26 ................. 29 5,378,959
Mizuho Markets Cayman LP ( Raymond James
Financial, Inc. ) , 17.27% , 08/05/26 ....... 13 2,130,964
Mizuho Markets Cayman LP (UBS Group AG)
18.17% , 08/05/26 ................. 99 5,085,319
19.92% , 09/15/26 ................. 99 5,256,845
Morgan Stanley & Co. LLC ( Charles Schwab
Corp. (The) ) , 31.77% , 08/06/26 ........ 83 7,499,572
Morgan Stanley & Co. LLC ( State Street Corp. ) ,
16.31% , 09/02/26 ................. 29 5,417,338
Royal Bank of Canada ( Raymond James
Financial, Inc. ) , 15.33% , 09/11/26 ....... 13 2,277,373
54,381,958
Chemicals — 0.3%
(b)(c)
Barclays Bank plc ( Linde plc ) , 17.13% , 09/04/26 14 6,709,569
Barclays Bank plc ( PPG Industries, Inc. ) ,
36.18% , 09/03/26 ................. 40 4,447,600
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
19.66% , 08/05/26 ................. 9 2,619,032
BMO Capital Markets Corp. ( International
Flavors & Fragrances, Inc. ) , 25.51% , 09/28/26 23 1,804,196
Nomura Holdings, Inc. ( Linde plc ) ,
14.68% , 08/28/26 ................. 14 6,725,706
Royal Bank of Canada ( Air Products &
Chemicals, Inc. ) , 17.63% , 09/08/26 ...... 6 1,872,810
Societe Generale SA ( Ecolab, Inc. ) ,
15.17% , 08/21/26 ................. 10 2,703,090
26,882,003
Commercial Services & Supplies — 0.2%
(b)(c)
Barclays Bank plc ( Rentokil Initial plc ) ,
23.87% , 08/24/26 ................. GBP 761 3,569,079
BMO Capital Markets Corp. ( Cintas Corp. ) ,
22.14% , 08/12/26 ................. USD 6 1,096,377
BMO Capital Markets Corp. ( Rollins, Inc. ) ,
22.22% , 09/04/26 ................. 137 5,312,847
Citigroup, Inc. ( Rollins, Inc. ) , 23.24% , 08/21/26 139 5,332,115
Mizuho Markets Cayman LP ( Cintas Corp. ) ,
22.57% , 08/05/26 ................. 6 1,139,261
16,449,679
Communications Equipment — 0.1%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
32.58% , 09/02/26 ................. 8 1,489,569
Barclays Bank plc ( Cisco Systems, Inc. ) ,
24.02% , 09/16/26 ................. 21 2,439,966
BMO Capital Markets Corp. ( Arista Networks,
Inc. ) , 35.38% , 09/15/26 .............. 9 1,428,839
BMO Capital Markets Corp. ( Cisco Systems,
Inc. ) , 24.06% , 08/11/26 .............. 22 2,568,696

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Morgan Stanley & Co. LLC ( Cisco Systems,
Inc. ) , 28.43% , 08/04/26 .............. USD 22 $ 2,548,346
10,475,416
Construction & Engineering — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Quanta Services,
Inc. ) , 30.60% , 08/12/26 .............. 2 1,550,367
Morgan Stanley & Co. LLC ( Quanta Services,
Inc. ) , 35.72% , 08/05/26 .............. 2 1,512,568
3,062,935
Consumer Finance — 0.2%
(b)(c)
BMO Capital Markets Corp. (Capital One
Financial Corp.)
23.83% , 08/05/26 ................. 52 10,601,634
21.91% , 08/27/26 ................. 8 1,562,738
Nomura Holdings, Inc. ( Capital One Financial
Corp. ) , 19.26% , 09/04/26 ............ 54 11,244,382
23,408,754
Consumer Staples Distribution & Retail — 0.4%
(b)(c)
BNP Paribas SA (Walmart, Inc.)
14.78% , 08/18/26 ................. 74 8,297,906
17.32% , 09/02/26 ................. 74 8,185,567
JPMorgan Structured Products BV ( Walmart,
Inc. ) , 14.31% , 08/26/26 .............. 78 8,566,188
Morgan Stanley & Co. LLC ( Costco Wholesale
Corp. ) , 12.60% , 08/25/26 ............ 9 8,464,437
Morgan Stanley & Co. LLC ( Dollar General
Corp. ) , 48.06% , 09/03/26 ............ 33 3,923,328
Nomura Holdings, Inc. ( Costco Wholesale
Corp. ) , 12.64% , 08/18/26 ............ 9 8,579,924
46,017,350
Containers & Packaging — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Crown Holdings,
Inc. ) , 22.24% , 08/27/26 .............. 48 5,582,370
BMO Capital Markets Corp. ( Packaging Corp. of
America ) , 30.52% , 08/05/26 .......... 10 2,493,677
BNP Paribas SA ( Packaging Corp. of America ) ,
22.17% , 08/12/26 ................. 10 2,511,673
Canadian Imperial Bank of Commerce ( Avery
Dennison Corp. ) , 18.72% , 08/18/26
(a)
.... 24 4,072,606
Royal Bank of Canada ( Avery Dennison Corp. ) ,
15.02% , 09/02/26 ................. 24 3,862,921
18,523,247
Diversified Telecommunication Services — 0.2%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 23.93% , 08/21/26 .............. 162 7,535,570
Morgan Stanley & Co. LLC ( Comcast Corp. ) ,
30.12% , 09/10/26 ................. 61 1,467,192
Morgan Stanley & Co. LLC ( Verizon
Communications, Inc. ) , 27.97% , 08/13/26 . 34 1,584,857
Nomura Holdings, Inc. ( Verizon Communications,
Inc. ) , 11.96% , 09/15/26 .............. 153 7,187,604
17,775,223
Electric Utilities — 0.4%
(b)(c)
Barclays Bank plc ( Iberdrola SA ) ,
21.40% , 08/14/26 ................. EUR 185 4,343,374
BMO Capital Markets Corp. ( Duke Energy
Corp. ) , 18.91% , 09/04/26 ............ USD 77 9,720,678
Nomura Holdings, Inc. ( American Electric Power
Co., Inc. ) , 19.27% , 08/13/26 .......... 35 4,431,353
Nomura Holdings, Inc. ( Duke Energy Corp. ) ,
9.33% , 08/11/26 .................. 79 9,903,050
Royal Bank of Canada ( Iberdrola SA ) ,
23.56% , 08/07/26 ................. EUR 208 4,708,399
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Societe Generale SA ( Evergy, Inc. ) ,
13.47% , 09/21/26 ................. USD 56 $ 4,670,343
37,777,197
Electrical Equipment — 0.2%
(b)(c)
Barclays Bank plc ( ABB Ltd. ) , 15.93% , 08/07/26 CHF 51 4,992,681
BMO Capital Markets Corp. ( AMETEK, Inc. ) ,
19.96% , 09/02/26 ................. USD 15 3,635,225
BNP Paribas SA ( ABB Ltd. ) , 15.32% , 08/14/26 CHF 52 5,095,269
BNP Paribas SA ( AMETEK, Inc. ) ,
19.48% , 08/12/26 ................. USD 15 3,618,174
17,341,349
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Amphenol
Corp. ) , 34.71% , 08/21/26 ............ 9 1,537,093
Morgan Stanley & Co. LLC ( Corning, Inc. ) ,
24.99% , 09/02/26 ................. 5 743,098
Royal Bank of Canada ( CDW Corp. ) ,
26.37% , 09/08/26 ................. 30 4,241,154
Societe Generale SA ( Amphenol Corp. ) ,
29.71% , 09/01/26 ................. 9 1,524,001
Societe Generale SA ( Corning, Inc. ) ,
41.97% , 08/18/26 ................. 6 804,230
8,849,576
Energy Equipment & Services — 0.3%
(b)(c)
Barclays Bank plc (Baker Hughes Co.)
26.24% , 08/04/26 ................. 153 9,299,720
20.98% , 09/15/26 ................. 149 9,005,691
JPMorgan Structured Products BV ( SLB Ltd. ) ,
26.67% , 09/09/26 ................. 48 2,342,474
Mizuho Markets Cayman LP ( SLB Ltd. ) ,
18.78% , 09/01/26 ................. 48 2,376,826
UBS AG ( Baker Hughes Co. ) , 21.50% , 08/12/26 161 9,593,626
32,618,337
Entertainment — 0.1%
Royal Bank of Canada ( Walt Disney Co. (The) ) ,
21.56% , 08/24/26
(b) (c)
............... 56 5,441,015
Financial Services — 0.2%
(b)(c)
Barclays Bank plc (Berkshire Hathaway, Inc.)
6.64% , 08/04/26 .................. 6 3,145,311
6.41% , 08/12/26 .................. 6 3,150,953
BNP Paribas SA (Visa, Inc.)
15.90% , 08/28/26 ................. 12 4,463,129
14.91% , 09/04/26 ................. 12 4,548,781
Nomura Holdings, Inc. (Mastercard, Inc.)
15.89% , 08/19/26 ................. 6 3,241,058
16.92% , 08/26/26 ................. 6 3,408,384
21,957,616
Food Products — 0.2%
(b)(c)
Barclays Bank plc ( Nestle SA ) , 10.75% , 08/14/26 CHF 79 7,943,811
Royal Bank of Canada ( Nestle SA ) ,
11.82% , 08/07/26 ................. 85 8,368,325
16,312,136
Ground Transportation — 0.0%
(b)(c)
Barclays Bank plc ( Union Pacific Corp. ) ,
16.77% , 09/21/26 ................. USD 2 613,555
BMO Capital Markets Corp. (Uber Technologies,
Inc.)
24.50% , 09/09/26 ................. 16 1,126,818
20.71% , 09/15/26 ................. 16 1,140,624
BNP Paribas SA ( CSX Corp. ) , 24.34% , 09/03/26 14 680,467

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Goldman Sachs International ( Knight-
Swift Transportation Holdings, Inc. ) ,
21.15% , 09/14/26 ................. USD 9 $ 668,438
4,229,902
Health Care Equipment & Supplies — 0.1%
(b)(c)
BNP Paribas SA ( Baxter International, Inc. ) ,
27.80% , 08/13/26 ................. 267 5,763,260
Goldman Sachs International ( Becton Dickinson
& Co. ) , 17.78% , 09/03/26 ............ 11 1,756,375
Morgan Stanley & Co. LLC ( Medtronic plc ) ,
21.07% , 08/20/26 ................. 59 4,913,892
12,433,527
Health Care Providers & Services — 1.1%
(b)(c)
Barclays Bank plc ( UnitedHealth Group, Inc. ) ,
18.74% , 08/28/26 ................. 15 6,195,451
BMO Capital Markets Corp. ( Cencora, Inc. ) ,
18.11% , 08/04/26 ................. 35 10,185,182
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 21.87% , 09/11/26 ....... 26 4,338,831
BNP Paribas SA ( Cencora, Inc. ) ,
20.76% , 09/16/26 ................. 34 10,598,325
BNP Paribas SA ( CVS Health Corp. ) ,
22.31% , 08/20/26 ................. 115 11,966,791
BNP Paribas SA ( McKesson Corp. ) ,
17.19% , 08/19/26 ................. 9 7,401,634
Canadian Imperial Bank of Commerce
( UnitedHealth Group, Inc. ) ,
16.10% , 09/08/26
(a)
................ 20 8,563,436
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
20.24% , 09/04/26 ................. 16 3,681,983
Citigroup, Inc. ( Cencora, Inc. ) , 20.08% , 08/21/26 34 10,492,538
Morgan Stanley & Co. LLC ( Cardinal Health,
Inc. ) , 18.94% , 08/21/26 .............. 16 3,795,110
Morgan Stanley & Co. LLC ( HCA Healthcare,
Inc. ) , 20.00% , 08/21/26 .............. 20 8,205,050
Nomura Holdings, Inc. ( HCA Healthcare, Inc. ) ,
25.90% , 08/28/26 ................. 21 8,303,119
Nomura Holdings, Inc. ( UnitedHealth Group,
Inc. ) , 16.24% , 09/15/26 .............. 15 6,327,283
Societe Generale SA ( McKesson Corp. ) ,
17.97% , 08/26/26 ................. 9 7,728,214
Societe Generale SA ( Universal Health Services,
Inc. ) , 26.54% , 08/21/26 .............. 28 4,623,146
112,406,093
Health Care REITs — 0.0%
Societe Generale SA ( Healthcare Realty Trust,
Inc. ) , 20.57% , 09/21/26
(b) (c)
........... 83 1,814,198
Hotel & Resort REITs — 0.0%
Societe Generale SA ( Host Hotels & Resorts,
Inc. ) , 22.12% , 09/17/26
(b) (c)
........... 30 733,973
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Domino's Pizza,
Inc. ) , 25.78% , 08/04/26 .............. 6 2,160,369
BMO Capital Markets Corp. ( Restaurant Brands
International, Inc. ) , 16.85% , 08/27/26 .... 56 4,115,512
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
17.05% , 09/16/26 ................. 4 1,260,165
7,536,046
Household Products — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Procter & Gamble
Co. (The) ) , 18.15% , 08/27/26 .......... 18 2,689,066
Citigroup, Inc. (Energizer Holdings, Inc.)
22.66% , 08/07/26 ................. EUR 24 4,039,566
Security
Par (000)
Par (000) Value
Household Products (continued)
26.98% , 08/14/26 ................. EUR 24 $ 4,088,593
10,817,225
Industrial Conglomerates — 0.1%
(b)(c)
BNP Paribas SA ( Siemens AG ) ,
16.06% , 08/14/26 ................. 24 7,723,284
UBS AG ( Siemens AG ) , 13.77% , 08/07/26 ... 24 7,907,903
15,631,187
Industrial REITs — 0.0%
(b)(c)
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
25.54% , 08/24/26 ................. USD 51 1,982,954
Societe Generale SA ( Rexford Industrial Realty,
Inc. ) , 19.72% , 09/21/26 .............. 53 2,046,343
4,029,297
Insurance — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Hartford Insurance
Group, Inc. (The) ) , 11.39% , 08/11/26 ..... 71 9,557,087
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 21.29% , 08/06/26 .............. 45 2,189,049
JPMorgan Structured Products BV
( Hartford Insurance Group, Inc. (The) ) ,
11.01% , 08/21/26 ................. 71 9,996,698
Nomura Holdings, Inc. ( Arthur J Gallagher &
Co. ) , 18.37% , 09/03/26 .............. 9 2,330,193
Royal Bank of Canada ( Chubb Ltd. ) ,
22.56% , 09/10/26 ................. 10 3,370,959
Societe Generale SA ( Fidelity National Financial,
Inc. ) , 24.99% , 09/21/26 .............. 14 735,696
28,179,682
Interactive Media & Services — 1.0%
(b)(c)
Barclays Bank plc ( Meta Platforms, Inc. ) ,
20.78% , 08/18/26 ................. 17 9,321,031
BMO Capital Markets Corp. (Meta Platforms,
Inc.)
23.19% , 08/03/26 ................. 12 6,529,120
25.18% , 08/25/26 ................. 16 8,806,110
11.35% , 09/28/26 ................. 9 5,066,882
BNP Paribas SA ( Alphabet, Inc. ) ,
17.32% , 09/16/26 ................. 37 13,216,340
Morgan Stanley & Co. LLC (Alphabet, Inc.)
16.02% , 08/04/26 ................. 39 14,056,492
20.25% , 09/03/26 ................. 41 14,551,097
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.36% , 08/11/26 ................. 40 14,153,939
Societe Generale SA ( Alphabet, Inc. ) ,
18.28% , 08/19/26 ................. 39 13,911,013
99,612,024
IT Services — 0.0%
(b)(c)
Canadian Imperial Bank of Commerce
( International Business Machines Corp. ) ,
28.35% , 08/19/26
(a)
................ 6 1,254,404
Citigroup, Inc. ( International Business Machines
Corp. ) , 29.54% , 08/11/26 ............ 6 1,272,059
JPMorgan Structured Products BV ( Accenture
plc ) , 24.99% , 08/21/26 .............. 5 702,231
Morgan Stanley & Co. LLC ( Accenture plc ) ,
21.71% , 09/01/26 ................. 5 716,074
3,944,768
Leisure Products — 0.0%
BNP Paribas SA ( Hasbro, Inc. ) ,
29.36% , 09/10/26
(b) (c)
............... 23 1,918,292

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
Societe Generale SA ( Danaher Corp. ) ,
20.17% , 09/17/26
(b) (c)
............... USD 23 $ 4,425,571
Machinery — 0.4%
(b)(c)
BMO Capital Markets Corp. ( PACCAR, Inc. ) ,
18.82% , 09/28/26 ................. 20 2,726,868
Canadian Imperial Bank of Commerce
( PACCAR, Inc. ) , 24.60% , 08/03/26
(a)
..... 28 3,423,215
Citigroup, Inc. ( Otis Worldwide Corp. ) ,
19.17% , 08/31/26 ................. 113 8,146,406
Morgan Stanley & Co. LLC ( Nordson Corp. ) ,
14.41% , 09/02/26 ................. 22 6,393,691
Nomura Holdings, Inc. ( Nordson Corp. ) ,
17.77% , 08/19/26 ................. 22 6,538,731
Royal Bank of Canada ( Caterpillar, Inc. ) ,
21.48% , 08/24/26 ................. 3 2,487,870
Societe Generale SA ( Middleby Corp. (The) ) ,
43.40% , 09/03/26 ................. 10 1,357,880
Societe Generale SA ( Nordson Corp. ) ,
17.62% , 08/26/26 ................. 22 6,442,622
Societe Generale SA ( Otis Worldwide Corp. ) ,
20.31% , 08/19/26 ................. 114 8,214,056
45,731,339
Media — 0.1%
(b)(c)
Barclays Bank plc ( AppLovin Corp. ) ,
23.31% , 09/02/26 ................. 2 626,190
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 31.81% , 09/09/26 . 18 2,472,602
Societe Generale SA ( Charter Communications,
Inc. ) , 53.47% , 09/01/26 .............. 18 2,549,999
5,648,791
Metals & Mining — 0.2%
(b)(c)
Goldman Sachs International ( Barrick Mining
Corp. ) , 25.23% , 09/17/26 ............ 36 1,293,088
Mizuho Markets Cayman LP ( BHP Group Ltd. ) ,
36.82% , 09/11/26 ................. 86 7,222,831
Royal Bank of Canada ( BHP Group Ltd. ) ,
19.64% , 08/26/26 ................. 85 7,119,783
15,635,702
Multi-Utilities — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce ( DTE
Energy Co. ) , 11.85% , 09/21/26 ........ 29 4,093,569
UBS AG ( DTE Energy Co. ) , 10.38% , 08/07/26 EUR 121 3,739,430
7,832,999
Oil, Gas & Consumable Fuels — 0.5%
(b)(c)
Barclays Bank plc ( Chevron Corp. ) ,
22.93% , 08/27/26 ................. USD 52 9,084,239
BNP Paribas SA ( EQT Corp. ) , 27.14% , 08/06/26 57 2,985,985
BNP Paribas SA ( Shell plc ) , 20.86% , 09/01/26 87 7,680,789
BNP Paribas SA ( TotalEnergies SE ) ,
19.39% , 08/14/26 ................. EUR 60 5,283,726
Citigroup, Inc. ( ExxonMobil Holdings Corp. ) ,
23.10% , 08/21/26 ................. USD 24 3,408,402
Citigroup, Inc. ( Shell plc ) , 23.96% , 09/09/26 .. 85 7,742,608
Royal Bank of Canada ( TotalEnergies SE ) ,
19.42% , 08/07/26 ................. EUR 65 5,762,576
Societe Generale SA ( ExxonMobil Holdings
Corp. ) , 21.30% , 08/28/26 ............ USD 24 3,543,151
Societe Generale SA ( Marathon Petroleum
Corp. ) , 32.20% , 09/10/26 ............ 5 1,557,536
UBS AG ( Suncor Energy, Inc. ) , 16.34% , 08/07/26 EUR 18 5,966,264
53,015,276
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
(b)(c)
BMO Capital Markets Corp. ( AstraZeneca plc ) ,
27.60% , 08/25/26 ................. USD 46 $ 7,816,059
BNP Paribas SA ( AstraZeneca plc ) ,
22.71% , 09/02/26 ................. 45 7,600,280
BNP Paribas SA ( Johnson & Johnson ) ,
24.14% , 09/10/26 ................. 27 6,834,315
BNP Paribas SA ( Novartis AG ) ,
14.19% , 08/28/26 ................. 54 8,356,936
Canadian Imperial Bank of Commerce ( Merck &
Co., Inc. ) , 14.35% , 09/08/26
(a)
......... 70 9,132,836
Morgan Stanley & Co. LLC ( Novo Nordisk A/S ) ,
20.87% , 08/05/26 ................. 99 4,618,126
Nomura Holdings, Inc. ( Novartis AG ) ,
12.24% , 08/04/26 ................. 61 9,487,029
Royal Bank of Canada ( Novo Nordisk A/S ) ,
37.86% , 09/11/26 ................. 98 4,690,215
58,535,796
Residential REITs — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Essex Property
Trust, Inc. ) , 8.37% , 09/09/26 .......... 29 8,265,687
Citigroup, Inc. ( Essex Property Trust, Inc. ) ,
18.52% , 08/11/26 ................. 19 5,503,827
Royal Bank of Canada ( AvalonBay Communities,
Inc. ) , 8.30% , 09/08/26 .............. 10 1,777,409
15,546,923
Semiconductors & Semiconductor Equipment — 2.1%
(b)(c)
Barclays Bank plc ( Advanced Micro Devices,
Inc. ) , 35.51% , 09/22/26 .............. 10 4,394,578
Barclays Bank plc ( Analog Devices, Inc. ) ,
29.55% , 08/12/26 ................. 4 1,301,496
Barclays Bank plc ( ASML Holding NV ) ,
29.00% , 09/15/26 ................. 6 9,842,418
Barclays Bank plc ( Intel Corp. ) ,
48.42% , 08/18/26 ................. 34 3,155,658
Barclays Bank plc (KLA Corp.)
29.22% , 08/04/26 ................. 1 1,932,975
36.14% , 09/16/26 ................. 8 1,511,373
Barclays Bank plc ( NVIDIA Corp. ) ,
20.38% , 08/28/26 ................. 88 17,744,287
Barclays Bank plc ( Texas Instruments, Inc. ) ,
37.71% , 08/12/26 ................. 6 1,793,676
BMO Capital Markets Corp. ( ASML Holding NV ) ,
29.76% , 09/09/26 ................. 6 10,391,025
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
29.62% , 08/04/26 ................. 25 9,913,453
BMO Capital Markets Corp. ( Intel Corp. ) ,
36.17% , 09/28/26 ................. 29 2,670,109
BMO Capital Markets Corp. ( KLA Corp. ) ,
58.68% , 09/04/26 ................. 9 1,664,247
BMO Capital Markets Corp. ( QUALCOMM, Inc. ) ,
31.14% , 09/22/26 ................. 7 1,029,979
BNP Paribas SA ( Broadcom, Inc. ) ,
24.66% , 08/28/26 ................. 25 9,716,763
BNP Paribas SA ( Intel Corp. ) , 54.08% , 08/25/26 33 3,138,772
BNP Paribas SA ( Micron Technology, Inc. ) ,
46.03% , 09/01/26 ................. 5 4,594,861
Canadian Imperial Bank of Commerce
( Broadcom, Inc. ) , 22.15% , 09/15/26
(a)
.... 25 9,558,770
Citigroup, Inc. ( Texas Instruments, Inc. ) ,
37.89% , 09/09/26 ................. 6 1,823,172
JPMorgan Structured Products BV ( Advanced
Micro Devices, Inc. ) , 44.12% , 09/11/26 ... 10 4,694,413
Morgan Stanley & Co. LLC ( Applied Materials,
Inc. ) , 51.65% , 08/14/26 .............. 6 2,952,895

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Morgan Stanley & Co. LLC ( ASML Holding NV ) ,
27.34% , 09/01/26 ................. USD 6 $ 10,183,930
Morgan Stanley & Co. LLC ( Intel Corp. ) ,
22.20% , 08/03/26 ................. 34 3,138,791
Morgan Stanley & Co. LLC ( Micron Technology,
Inc. ) , 47.55% , 09/09/26 .............. 5 3,964,326
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
22.60% , 09/04/26 ................. 86 17,280,066
Morgan Stanley & Co. LLC ( QUALCOMM, Inc. ) ,
38.01% , 09/11/26 ................. 7 1,007,839
Morgan Stanley & Co. LLC ( Texas Instruments,
Inc. ) , 24.78% , 08/27/26 .............. 28 7,712,432
Nomura Holdings, Inc. ( Analog Devices, Inc. ) ,
34.76% , 09/11/26 ................. 4 1,329,999
Royal Bank of Canada ( ASML Holding NV ) ,
23.21% , 08/04/26 ................. 6 9,883,352
Royal Bank of Canada (NVIDIA Corp.)
19.66% , 08/13/26 ................. 7 1,413,065
25.65% , 09/11/26 ................. 91 18,108,886
Royal Bank of Canada ( Taiwan Semiconductor
Manufacturing Co. Ltd. ) , 18.78% , 09/08/26 3 1,221,893
Societe Generale SA ( ASML Holding NV ) ,
31.29% , 08/25/26 ................. 6 10,188,228
Societe Generale SA ( Broadcom, Inc. ) ,
31.05% , 08/21/26 ................. 23 9,193,216
Societe Generale SA (Lam Research Corp.)
51.66% , 08/25/26 ................. 8 2,351,671
49.33% , 09/01/26 ................. 8 2,329,602
Societe Generale SA ( NVIDIA Corp. ) ,
21.97% , 08/05/26 ................. 86 17,289,039
UBS AG ( Applied Materials, Inc. ) ,
51.30% , 08/28/26 ................. 5 2,739,815
223,161,070
Software — 1.1%
(b)(c)
Barclays Bank plc ( Intuit, Inc. ) , 24.54% , 08/18/26 3 776,431
Barclays Bank plc ( Roper Technologies, Inc. ) ,
10.74% , 08/14/26 ................. CHF 20 8,564,500
Barclays Bank plc ( Salesforce, Inc. ) ,
21.56% , 08/18/26 ................. USD 6 1,091,478
BMO Capital Markets Corp. ( Adobe, Inc. ) ,
18.95% , 09/09/26 ................. 3 677,758
BMO Capital Markets Corp. (Crowdstrike
Holdings, Inc.)
24.99% , 09/09/26 ................. 5 929,693
23.61% , 09/15/26 ................. 5 891,160
BMO Capital Markets Corp. (Microsoft Corp.)
20.39% , 08/11/26 ................. 26 11,305,867
27.60% , 08/25/26 ................. 26 11,092,523
19.11% , 09/22/26 ................. 26 11,180,534
BMO Capital Markets Corp. ( Oracle Corp. ) ,
29.59% , 08/26/26 ................. 9 1,248,140
BMO Capital Markets Corp. ( Palantir
Technologies, Inc. ) , 29.98% , 08/25/26 .... 17 2,138,955
BMO Capital Markets Corp. ( SAP SE ) ,
24.36% , 09/15/26 ................. 31 5,839,342
BMO Capital Markets Corp. ( Workday, Inc. ) ,
31.87% , 08/27/26 ................. 15 2,174,795
BNP Paribas SA ( Adobe, Inc. ) , 24.99% , 08/26/26 3 683,831
Citigroup, Inc. ( Microsoft Corp. ) ,
21.18% , 09/14/26 ................. 41 18,226,677
Citigroup, Inc. ( Palo Alto Networks, Inc. ) ,
26.92% , 08/11/26 ................. 4 1,195,316
Citigroup, Inc. ( Salesforce, Inc. ) ,
30.32% , 09/04/26 ................. 7 1,178,054
Security
Par (000)
Par (000) Value
Software (continued)
JPMorgan Structured Products BV ( Oracle
Corp. ) , 33.15% , 08/19/26 ............ USD 10 $ 1,252,072
JPMorgan Structured Products BV (ServiceNow,
Inc.)
24.99% , 08/11/26 ................. 6 644,651
24.24% , 09/04/26 ................. 6 691,177
Mizuho Markets Cayman LP ( Synopsys, Inc. ) ,
24.99% , 08/05/26 ................. 1 569,832
Morgan Stanley & Co. LLC ( Microsoft Corp. ) ,
25.15% , 09/01/26 ................. 27 11,734,877
Nomura Holdings, Inc. (Intuit, Inc.)
24.99% , 08/11/26 ................. 3 797,561
16.44% , 08/25/26 ................. 3 833,076
Nomura Holdings, Inc. ( Synopsys, Inc. ) ,
23.51% , 08/12/26 ................. 1 564,543
Royal Bank of Canada ( Roper Technologies,
Inc. ) , 10.68% , 08/07/26 .............. CHF 23 9,271,345
Societe Generale SA ( Palantir Technologies,
Inc. ) , 32.72% , 09/01/26 .............. USD 17 2,166,625
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
33.22% , 08/19/26 ................. 4 1,214,697
UBS AG ( SAP SE ) , 26.72% , 09/01/26 ...... 32 5,498,203
114,433,713
Specialty Retail — 0.5%
(b)(c)
Barclays Bank plc (Home Depot, Inc. (The))
14.94% , 08/18/26 ................. 35 11,780,059
31.67% , 09/03/26 ................. 18 5,849,688
BMO Capital Markets Corp. ( AutoZone, Inc. ) ,
23.43% , 09/02/26 ................. 2 4,546,167
BNP Paribas SA ( O'Reilly Automotive, Inc. ) ,
12.38% , 08/25/26 ................. 90 8,076,142
JPMorgan Structured Products BV ( Home Depot,
Inc. (The) ) , 12.52% , 08/25/26 ......... 24 8,161,537
Morgan Stanley & Co. LLC ( AutoZone, Inc. ) ,
21.22% , 08/12/26 ................. 1 4,488,404
UBS AG ( O'Reilly Automotive, Inc. ) ,
15.20% , 08/18/26 ................. 91 8,126,758
51,028,755
Technology Hardware, Storage & Peripherals — 1.0%
(b)(c)
Barclays Bank plc ( Western Digital Corp. ) ,
52.21% , 08/18/26 ................. 2 1,198,946
BMO Capital Markets Corp. (Hewlett Packard
Enterprise Co.)
25.64% , 08/03/26 ................. 106 5,007,022
41.21% , 09/28/26 ................. 57 2,682,266
Canadian Imperial Bank of Commerce ( Seagate
Technology Holdings plc ) , 43.00% , 09/16/26
(a)
8 7,016,841
Citigroup, Inc. ( Apple, Inc. ) , 12.36% , 09/02/26 47 14,472,094
JPMorgan Structured Products BV ( Western
Digital Corp. ) , 51.18% , 08/31/26 ........ 2 1,045,486
Morgan Stanley & Co. LLC ( Apple, Inc. ) ,
13.68% , 08/26/26 ................. 46 14,119,620
Royal Bank of Canada (Apple, Inc.)
15.12% , 08/12/26 ................. 47 14,398,487
12.69% , 09/17/26 ................. 19 6,015,944
Societe Generale SA (Apple, Inc.)
14.26% , 08/19/26 ................. 49 14,434,710
17.53% , 09/24/26 ................. 30 9,442,423
Societe Generale SA ( Seagate Technology
Holdings plc ) , 48.63% , 08/04/26 ........ 8 7,144,414
Societe Generale SA ( Western Digital Corp. ) ,
46.64% , 08/25/26 ................. 2 1,098,066

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
UBS AG ( Seagate Technology Holdings plc ) ,
54.62% , 09/01/26 ................. USD 9 $ 8,072,690
106,149,009
Tobacco — 0.1%
Barclays Bank plc ( British American Tobacco
plc ) , 18.40% , 08/17/26
(b) (c)
............ GBP 149 9,029,041
Trading Companies & Distributors — 0.2%
(b)(c)
Mizuho Markets Cayman LP ( WESCO
International, Inc. ) , 27.37% , 08/13/26 .... USD 23 7,979,366
Morgan Stanley & Co. LLC ( Fastenal Co. ) ,
18.16% , 08/26/26 ................. 156 7,504,836
Societe Generale SA ( Fastenal Co. ) ,
21.88% , 08/19/26 ................. 157 7,515,249
22,999,451
Total Equity-Linked Notes — 15 .6%
(Cost: $ 1,621,733,358 ) ............................ 1,625,903,571
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, Delayed Draw
1st Lien Term Loan , 5.75%
,
05/09/30 .... 17,889 16,443,296
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27 .................. 13,200 13,222,470
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32
(p)
................. 25,237 3
29,665,769
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 3,495 3,291,274
IT Services — 0.0%
Indigo, Delayed Draw 1st Lien Term Loan ,
03/18/32
(f) (q)
...................... 2,423 2,423,000
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 .................. 3,852 3,659,268
Total Fixed Rate Loan Interests — 0 .4%
(Cost: $ 39,435,577 ) ............................... 39,039,311
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.60%
,
06/24/30 ............ 1,578 1,581,923
Atlas CC Acquisition Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43% 05/25/29 ............. 4,632 269,482
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.25%), 5.18% 05/25/29 ............. 637 36,753
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
10/31/30 ............ 1,622 1,623,432
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 .. 1,287 1,290,992
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
10/31/31 ............ 1,900 1,904,728
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
10/31/31 ............ USD 723 $ 724,370
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
02/26/32 .................. 675 674,189
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 .................. 1,495 1,358,321
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
12/01/32 ............ 1,019 1,022,249
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/06/28 ....... 417 417,425
Signia Aerospace LLC, 1st Lien Term Loan ,
12/11/31
(q)
...................... 606 605,474
Signia Aerospace LLC, Delayed Draw 1st Lien
Term Loan , 12/11/31
(q)
.............. 21 21,137
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
02/28/31 .................. 3,902 3,907,088
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
01/19/32 .................. 1,192 1,193,179
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
02/14/33 .................. 1,357 1,357,889
17,988,631
Air Freight & Logistics — 0.0%
Clue Opco LLC, 1st Lien Term Loan B ,
12/19/30
(a) (q)
..................... 300 288,135
Automobile Components — 0.1%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
01/03/33 ............ 1,485 1,486,510
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23% , 05/06/30 .......... 2,380 2,381,990
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23% , 01/28/32 .......... 2,990 2,993,712
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.57%
,
01/30/32 ....... 852 850,083
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
06/04/31 .................. 1,291 1,289,077
Gates Global LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
11/16/29 ............. 515 514,442
RealTruck Group, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.65%
,
01/31/31 ............ 316 186,848
RealTruck Group, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.90%
,
01/31/31 ............ 715 423,135
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
11/17/28 ............. 1,572 1,570,774
11,696,571

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
01/22/31 ....... USD 885 $ 885,617
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
07/02/31 ............ 1,780 1,747,043
2,632,660
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.08% , 01/24/29 .......... 237 158,836
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.23% , 01/24/29 .......... 799 810,724
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.83% , 01/24/30 .......... 539 199,322
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
07/09/32 .................. 746 744,670
1,913,552
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
04/27/33 ............ 1,301 1,299,218
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.23%
,
12/12/31 ....... 1,948 1,950,572
3,249,790
Broadline Retail — 0.0%
(a)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............ 2,269 2,274,271
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.48%
,
03/15/30 ............ 1,309 1,308,457
3,582,728
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
05/14/29 .................. 202 202,670
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
09/08/32 .................. 2,843 2,844,680
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.98%
,
07/08/30 ............ 437 378,055
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
10/27/32 .................. 1,570 1,507,320
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% - 5.93%
,
02/02/33
(f)
...... 375 374,615
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
08/05/31 .................. 3,081 2,784,893
8,092,233
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 .................. USD 936 $ 938,913
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 3.00%), 6.73% - 6.83%
,
02/18/31 ..... 1,664 1,639,246
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73%
,
08/09/30 ............ 700 701,578
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
11/25/32 ............. 1,027 1,004,955
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
12/20/29 .................. 1,802 1,802,036
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
11/25/31 ............. 1,213 1,188,069
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
10/29/32 ............ 1,614 1,610,186
Citadel Securities LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
06/10/33 .................. 2,932 2,927,769
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.35%
,
09/01/28 ............ 322 290,984
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
09/15/31 ....... 2,971 2,929,193
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan , (1-mo. EURIBOR + 6.25%),
8.43%
,
11/19/30
(f)
................. EUR 4,365 5,030,723
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
09/05/31 ....... USD 753 751,947
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
03/18/30 ............ 3,179 3,172,727
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............. 3,767 3,749,964
Jump Financial LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
02/26/32
(f)
............ 158 157,591
Jupiter Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
06/30/33 ............ 605 608,025
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.23%
,
11/17/31 ... 500 486,815
Osaic Holdings, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.17%
,
07/30/32 ............ 1,617 1,605,969
30,596,690

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
11/24/27 ....... USD 552 $ 515,760
BASF Coatings, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
7.24%
,
04/06/33 .................. 1,431 1,436,624
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
10/15/32 ............ 1,744 1,737,031
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.43%
,
11/01/30 .................. 1,054 1,056,965
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.48%
,
10/04/29 ............ 1,913 1,903,733
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
06/12/31 ....... 1,123 1,119,771
Element Solutions, Inc., 1st Lien Term Loan
B3 , (1-mo. CME Term SOFR at 0.00%
Floor/0.75% Cap + 1.75%), 5.48%
,
12/18/30 1,053 1,053,760
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
03/29/32 .................. 1,250 1,247,507
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
02/15/30 .................. 1,775 1,776,059
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
07/03/28 ............ 2,012 1,910,415
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
11/26/31
(f)
............ 1,253 1,250,263
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.98%
,
11/03/32 ....... 3,196 3,194,729
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.60%
,
04/08/31
(f)
1,630 1,060,979
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
10/09/31 ............ 677 677,547
SCIH Salt Holdings, Inc., 1st Lien Term
Loan , (SOFR12 at 0.00% Floor + 2.75%),
6.72%
,
07/30/31 .................. 4,173 4,146,919
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.57%
,
10/29/32 ....... 2,067 2,066,820
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............ 1,273 1,270,230
Stonepeak Motion Finco LLC, 1st Lien Term
Loan B , 06/24/33
(q)
................. 437 437,092
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
08/19/32 ............ 2,461 2,457,825
30,320,029
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
10/24/30 ....... USD 953 $ 942,849
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98%
,
08/20/32 ............ 3,937 3,947,016
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (12-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.68%
,
11/17/31 ........... 765 766,738
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
06/24/30 ............ 1,531 1,531,339
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
05/30/33 ............ 600 599,194
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
04/01/32 ....... 1,030 1,009,063
Citrin Cooperman Advisors LLC, Delayed Draw
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.73%
,
04/01/32
(f)
214 206,479
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.23%
,
10/11/32 .................. 1,141 1,143,411
EnergySolutions LLC, 1st Lien Term Loan B ,
07/25/33
(q)
...................... 656 656,820
Garda World Security Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.51%
,
02/01/29 ............ 1,077 1,075,667
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
06/02/31 ....... 1,823 1,713,500
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , 11/03/31
(q)
.......... 1,360 1,349,800
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
10/17/30
(f)
...... 734 733,787
Medical Solutions Holdings, Inc., 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.42% , 11/01/30 ........... 488 56,137
(3-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.17% , 11/01/30 ........... 507 341,307
(3-mo. CME Term SOFR at 2.00% Floor +
7.00%), 10.80% , 11/03/31 .......... 355 48,528
MX Holdings US, Inc., Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
03/17/32
(f)
...... 540 542,025
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/11/32 .................. 2,103 2,095,661
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 .. 270 269,634
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 .. 1,365 1,351,156
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.99%
,
01/15/31 ............ 612 611,160
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
11/30/28 ............. 1,746 1,745,950

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
02/15/29 .. USD 431 $ 356,113
23,093,334
Communications Equipment — 0.0%
QTS Thunder Managing Issuer LLC, 1st Lien
Term Loan B , 07/22/33
(a) (q)
............ 1,754 1,727,690
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
04/25/33 ............ 2,994 2,981,511
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ....... 1,814 1,440,804
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.75%
,
11/03/31 ............. 1,214 1,214,301
DG Investment Intermediate Holdings 2, Inc., 1st
Lien Term Loan , (SOFR1M at 0.00% Floor +
3.00%), 6.73%
,
07/09/32 ............ 658 659,287
Dycom Industries, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............ 1,156 1,156,358
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 5.73%
,
12/16/31 ............ 2,097 2,090,060
9,542,321
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
01/31/31 .................. 1,557 1,556,971
Knife River Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/08/32 .................. 180 179,177
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 .................. 1,162 1,164,412
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.73%
,
03/08/29 .................. 303 274,711
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
03/19/29 ............ 2,021 2,023,276
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/10/32 ............ 1,171 1,171,750
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/28 ............ 550 550,329
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
10/19/29 .. 4,959 4,950,143
11,870,769
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan
, 12/11/30
(q)
...................... 330 325,565
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23% , 12/29/32 .......... 1,925 1,900,940
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 .................. 2,266 2,272,367
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
10/03/31 .................. USD 782 $ 787,300
5,286,172
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.17%
,
11/29/30 ....... 2,149 2,151,035
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.91% , 04/13/29 .......... 310 302,405
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 04/01/32 .......... 1,352 1,290,230
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.37%
,
01/31/33 .................. 3,250 3,234,543
Graham Packaging Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
01/26/33 ....... 1,586 1,585,724
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.15%
,
04/15/30 .. 1,856 1,840,986
Multi-Color Corp., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.38%), 8.52%
( 6.02 % Cash or 2.50 % PIK), 05/11/33
(j)
... 1,420 1,184,152
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.48%
,
02/01/29 .................. 1,209 1,212,610
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67% - 7.82%
,
03/07/33 . 1,547 1,512,023
Reynolds Consumer Products LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
03/04/32 ....... 402 402,458
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.23%
,
09/15/32 .. 1,050 1,051,100
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.48%
,
09/15/28 ............ 1,007 943,571
16,710,837
Diversified Consumer Services — 0.0%
(a)
Rosen International SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/26/31 ............ 1,923 1,920,303
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
01/30/31 .................. 1,606 1,609,588
3,529,891
Diversified Telecommunication Services — 0.2%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B6 , 10/15/29
(q)
.................... 390 385,063
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , 02/02/32
(q)
.................... 769 750,736
Level 3 Financing, Inc., 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
03/29/32 ............ 6,372 6,389,905
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.35% 09/25/29 ................... 2,217 1,968,005

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.34%
,
02/16/32 .. USD 731 $ 717,396
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ....... 795 713,799
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.85% 03/11/30 ............. 5,651 5,654,769
16,579,673
Electric Utilities — 0.1%
(a)
Alpha Generation LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
09/30/31 ............ 1,088 1,081,835
NRG Energy, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.49% , 04/16/31 .......... 2,613 2,610,117
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48% , 04/28/33 .......... 259 258,782
Pathfinder Power LLC, 1st Lien Term Loan B ,
06/22/33
(q)
...................... 1,142 1,139,145
5,089,879
Electrical Equipment — 0.0%
(a)(q)
Dwyer Instruments LLC, 1st Lien Term Loan B ,
07/25/33 ....................... 1,140 1,138,782
Dwyer Instruments LLC, Delayed Draw 1st Lien
Term Loan , 07/18/33 ............... 78 77,644
1,216,426
Electronic Equipment, Instruments & Components — 0.1%
(a)
Belden, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
07/01/33
(f)
................. 1,030 1,033,862
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
06/20/31
(f)
................. 1,579 1,582,697
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
07/02/29 .................. 1,456 1,456,372
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
10/28/32 .................. 844 847,050
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
10/27/32 .................. 1,553 1,554,599
6,474,580
Energy Equipment & Services — 0.0%
(a)(f)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.50%
,
02/26/32 .................. 1,426 1,424,157
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
10/01/32 ............ 604 603,729
2,027,886
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
07/22/30 ............ 993 989,459
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
10/01/31 ............ 1,878 1,875,376
Security
Par (000)
Par (000) Value
Entertainment (continued)
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/30/31 ............ USD 2,627 $ 2,625,954
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
03/24/32 ............ 2,633 2,637,478
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
10/21/32 ....... 1,583 1,581,066
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
11/13/29 ............. 1,592 1,305,688
Oak-Eagle AcquireCo, Inc., 1st Lien Term Loan
B1 , 03/23/33
(q)
.................... 3,240 3,256,621
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B7 , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
11/21/31 ....... 3,155 3,148,324
17,419,966
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
12/21/28 ....... 1,616 1,618,021
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.63%
,
05/21/31 ............ 1,844 1,850,253
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/27/32 ............ 1,704 1,617,518
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
05/16/33 .................. 2,577 2,580,578
Avolon TLB Borrower 1 US LLC, 1st Lien Term
Loan B6 , (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.42%
,
06/22/30 ....... 270 270,170
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.73%
,
05/19/31 .................. 2,648 2,642,400
CTP-02 Propco LLC , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.90%
,
12/06/29
(f)
.. 6,025 5,873,796
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
09/13/32 ....... 1,585 1,587,009
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
6.93%
,
05/31/29
(f)
................. 7,581 7,402,127
ITT Holdings LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.98%),
5.71%
,
10/11/30 .................. 899 898,942
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.57%
,
06/06/31 .................. 586 466,518
Macerich Crabtree LP, Term Loan , (1-mo. CME
Term SOFR + 2.50%), 6.11%
,
08/06/29
(f)
.. 4,161 4,150,233
Nexus Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23% , 07/31/31 .......... 170 164,283
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.73% , 07/31/31 .......... 812 793,125
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26%
,
10/08/32 .................. 1,069 1,072,293

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Sotera Health Holdings LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
05/30/31 ............ USD 1,695 $ 1,698,339
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
10/16/31 ............ 650 650,230
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
04/03/28 .................. 428 427,756
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/05/32 .................. 894 892,249
36,655,840
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
10/28/32 .................. 2,626 2,634,707
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ....... 1,774 1,763,057
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
09/30/32 ............ 822 817,581
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.23%
,
03/29/30 ............ 182 182,892
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
02/11/33 ............. 1,070 1,072,311
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.74%
,
12/31/29 .................. 182 32,762
6,503,310
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
12/05/30 ............ 708 706,983
EPZ T1 Financeco LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.06%
,
07/14/33 ............ 305 304,619
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
04/01/32 ....... 864 866,354
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33 ............. 548 550,026
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
04/11/33 ....... 843 848,134
3,276,116
Ground Transportation — 0.2%
(a)
Carrix, Inc., 1st Lien Term Loan B , 07/18/33
(q)
. 1,544 1,539,835
Carrix, Inc., Delayed Draw 1st Lien Term Loan ,
07/18/33
(q)
...................... 434 433,053
CML Project Cold, 1st Lien Term Loan , (3-mo.
GBP SONIA + 3.15%), 6.88%
,
09/01/31
(f)
.. GBP 2,003 2,697,084
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
04/10/31 ............ USD 3,158 3,148,778
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 .................. 530 290,400
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 .................. USD 105 $ 57,610
One Frio HoldCo BV, Term Loan , (3-mo.
EURIBOR + 3.15%), 5.44%
,
09/01/31
(f)
... EUR 6,594 7,597,733
Pods LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.18%
,
05/14/31 .................. USD 630 608,605
16,373,098
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.48%
,
01/15/31 ............ 2,590 2,596,571
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
04/07/33 .................. 5,431 5,338,999
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
08/20/32 .................. 674 667,782
8,603,352
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
09/20/32 ............ 290 290,378
Charlotte Buyer, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.15%
,
06/30/31 .................. 539 539,399
CHG Healthcare Services, Inc., 1st Lien Term
Loan , 09/29/31
(q)
.................. 1,127 1,125,669
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.07%
,
11/08/32 ............. 1,295 1,297,502
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
07/28/31 ....... 995 993,936
DaVita, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
05/09/31 .................. 506 505,091
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
02/07/33 ............ 1,069 1,071,854
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.58%
,
11/30/28
(e) (i)
.......... 59 9,532
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.50%
,
05/19/31 ............ 2,739 2,608,869
McKesson Medical-Surgical Top Holdings,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
06/09/32 .................. 614 614,000
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.50%),
5.23%
,
05/30/33 .................. 4,016 4,000,250
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/22/32 ............ 1,326 1,326,590
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
11/19/31 ....... 996 989,292

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/19/30 ....... USD 1,184 $ 1,181,647
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.82%
,
06/30/28 ............ 721 721,012
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
08/01/31 .................. 416 415,723
17,690,744
Health Care Technology — 0.1%
(a)
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
05/01/31 .................. 1,788 1,675,286
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.83%
,
10/01/27 ............ 686 679,353
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.57%
,
11/03/31 ....... 649 645,277
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.08%
,
06/02/28 .................. 1,423 1,266,222
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/22/29
(f)
............ 1,020 1,017,888
5,284,026
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.28% , 03/11/30 ........... 291 284,858
(1-mo. CME Term SOFR at 1.00% Floor +
7.50%), 11.28% , 03/11/30 .......... 275 267,050
Allwyn Entertainment Financing (Us) LLC, 1st
Lien Term Loan B , 06/02/31
(q)
......... 270 265,108
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
05/31/30 ............ 1,562 1,560,888
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
02/06/30 ............ 1,445 1,391,715
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
02/06/31 ............ 1,535 1,459,667
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/02/31 ............ 692 693,553
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
03/04/32 ............ 1,449 1,444,873
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
10/31/29 ....... 700 700,441
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
07/30/32 ....... 545 544,771
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.98%
,
01/29/29 ............ 1,624 1,623,996
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48% , 12/02/30 .......... 2,127 2,105,863
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73% , 06/04/32 .......... USD 988 $ 981,778
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.83%
,
03/10/31 .................. 119 112,087
Four Seasons Hotels Ltd., 1st Lien Term Loan B ,
07/08/33
(q)
...................... 370 370,078
Gaia Purchaser, Inc., 1st Lien Term Loan B ,
06/23/33
(q)
...................... 644 642,390
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
11/01/29 ....... 1,318 1,303,167
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
05/27/32 ....... 1,560 1,563,866
Hilton Grand Vacations Borrower LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
07/18/33 ....... 156 154,407
IRB Holding Corp., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.16%
,
12/16/30 ............ 1,148 1,150,272
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
04/16/29 ....... 1,625 1,624,801
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.98%
,
08/01/30 ............ 457 436,477
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
05/30/33 ............ 524 522,156
Pioneer OpCo, LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.00%
,
05/16/33 ............ 1,154 1,160,185
Scientific Games Holdings LP, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%; 3-mo. CME Term SOFR at 0.50%
Floor + 3.00% at 0.50% Floor + 3.00%),
6.75%
,
04/04/29 .................. 1,143 1,109,401
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.73%
,
12/04/31 .. 816 808,906
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
05/01/31 ....... 621 615,007
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 6.63%
,
10/25/26
(f)
............ 6,402 6,073,875
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/14/31 ............ 1,482 1,483,526
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
12/30/32 .................. 1,219 1,211,327
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
07/01/32 ............ 793 793,960
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.23%
,
08/03/28 .................. 1,240 1,240,372
35,700,821

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
(a)
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
10/24/31 ....... USD 308 $ 308,968
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.14%
,
12/19/29 ............ 311 308,325
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.14%
,
12/19/29 ....... 415 411,099
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.48%
,
10/01/32 ....... 1,106 1,095,342
2,123,734
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
12/30/32
(a)
. 1,376 1,373,333
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 2.00%), 5.67%
,
12/15/27 ....... 1,474 1,471,911
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48% , 12/15/31 .......... 549 546,210
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82% , 11/25/32 ........... 2,317 2,288,388
4,306,509
Industrial Conglomerates — 0.1%
(a)
ACI Rover Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/09/33 ............ 868 865,613
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
09/13/32 ............ 1,038 1,040,822
Chromalloy Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.48%
,
03/27/31 .................. 71 71,197
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............ 3,163 3,161,253
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98%
,
03/04/33 ............ 313 314,487
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan B , 12/02/31
(q)
......... 1,613 1,614,309
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
10/01/32 ............ 1,410 1,414,435
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............ 1,630 1,629,685
Resilience Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
02/28/33 ............ 2,022 2,017,794
Sword Purchaser LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.73%
,
04/11/33 ............. 2,974 2,859,828
Tulip Holdco De LLC, 1st Lien Term Loan B ,
07/21/33
(q)
...................... 265 264,173
15,253,596
Security
Par (000)
Par (000) Value
Insurance — 0.2%
(a)
Acrisure LLC, 1st Lien Term Loan B6 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
11/06/30 .................. USD 240 $ 219,240
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
09/19/31 ....... 3,276 3,261,842
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.73%
,
01/30/32 .................. 2,324 2,303,097
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/29/31 ....... 1,082 1,075,111
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
05/06/31 ............ 2,316 2,275,605
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.98%
,
06/20/30 ............ 2,960 2,961,410
Hyperion Refinance SARL, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.48% , 04/18/30 .......... 284 273,545
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.48% , 02/17/31 .......... 2,160 2,071,009
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.82%
,
02/02/33 . 2,276 2,223,447
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
07/02/31 ............ 383 375,191
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
09/15/31 ............ 1,074 1,072,644
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , 05/06/32
(q)
.................. 788 755,826
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
09/27/30 .................. 1,625 1,622,023
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
11/21/29 .................. 1,320 1,318,183
21,808,173
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.17%
,
08/21/28 .................. 189 188,738
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
09/19/30 .................. 1,221 1,190,629
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
09/19/30 .................. 2,242 2,185,710
Asurion LLC, 1st Lien Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.57%
,
02/23/33 .................. 961 899,433
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
07/06/29 .................. 1,880 1,196,823
CoreWeave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , 11/17/31
(q)
..... 525 524,147
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.48%
,
05/30/31 ............ 2,165 2,063,916

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 .................. USD 779 $ 781,991
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/09/29 ....... 1,078 1,061,895
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.48%
,
10/07/32 ....... 2,287 1,802,513
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.73%
,
01/31/31 .................. 1,058 1,054,619
Mitchell International, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
06/17/31 ............ 340 329,800
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.98%
,
06/07/32 ............ 479 435,226
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
07/01/31 .................. 531 490,612
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
02/03/33
(q)
...................... 665 660,618
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
07/16/31 ....... 820 801,212
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.23%
,
07/31/31 . 2,592 2,572,800
Shift4 Payments LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
07/06/32 ............ 1,157 1,155,162
19,395,844
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
06/23/33
(a)
........... 552 551,695
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 562 562,233
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 140 140,081
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
09/27/30 .................. 1,192 1,195,862
1,898,176
Machinery — 0.2%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
07/05/33 ............ 2,998 2,998,000
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.23%
,
02/03/33 ............ 1,579 1,581,414
CompoSecure Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/14/33 ....... 2,291 2,281,515
Engineered Machinery Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.49%
,
11/26/32 ....... 117 117,276
Security
Par (000)
Par (000) Value
Machinery (continued)
ESCO Technologies, Inc., 1st Lien Term Loan B ,
06/01/33
(f) (q)
...................... USD 475 $ 473,813
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
10/23/28 ............ 1,746 1,746,743
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.40%
,
06/12/31 ....... 799 804,355
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00%
Floor + 6.00%), 9.81%
,
12/21/29 ....... 197 189,549
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , (3-mo. CME Term SOFR
at 2.00% Floor + 6.00%), 9.73%
,
12/21/29 . 113 108,314
Indicor LLC, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
11/22/29 .................. 1,213 1,212,717
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
02/10/33 ............ 2,950 2,915,025
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
05/06/32 .................. 1,220 1,218,280
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.85%
,
10/04/28 .................. 950 957,723
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
06/01/33 .. 511 513,238
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.70%
,
04/30/30 ............ 3,882 3,895,538
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
01/27/31 ............ 2,437 2,433,477
23,446,977
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.62%
,
05/30/31 ............ 2,354 2,393,119
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.85%
,
08/23/28 ....... 656 656,159
CMG Media Corp., Facility 1st Lien Term Loan ,
06/18/29
(q)
...................... 450 415,943
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 .................. 1,739 1,091,828
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
06/03/33 ....... 1,443 1,443,620
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73%
,
08/30/30 ............ 835 835,578
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(q)
...................... 375 375,975
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.23%
,
10/17/31 .................. 1,445 1,350,272
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
03/18/33 ............ 621 620,260

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.49%
,
09/24/32 ............ USD 1,172 $ 1,171,508
10,354,262
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.16%
,
03/03/32
(a)
...... 2,348 2,348,538
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.75%
,
09/29/32 ............ 912 912,804
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
11/22/32 ............. 998 1,000,107
Crescent Midstream Operating LLC, 1st Lien
Term Loan , (SOFR12 at 0.00% Floor +
3.75%), 7.24%
,
02/18/33 ............ 338 339,058
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.98%
,
02/11/33 ....... 2,337 2,343,815
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
02/11/30 .................. 1,283 1,281,159
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/22/32 ............ 431 431,108
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
04/07/32 .................. 507 509,886
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.98%
,
03/18/30 ....... 868 868,434
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 .. 1,369 1,356,997
9,043,368
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
04/20/28 ............ 1,672 1,671,563
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.57%
,
03/21/31 .................. 1,583 1,579,087
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 .......... 1,096 1,085,258
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67% , 05/30/33 .......... 887 879,975
AS Mileage Plan IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
05/12/33 ............ 675 673,619
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
08/27/29 ............ 1,848 1,602,886
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
04/09/32 ............ 270 269,325
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
02/24/31 ............ USD 2,054 $ 2,046,780
9,808,493
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
08/02/32 ....... 1,740 1,744,008
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
10/29/32 ............ 764 763,606
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.48%
,
04/23/31 ............ 1,458 1,458,955
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.19%
,
04/14/33 .. 1,026 1,028,142
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
05/05/28 ............ 1,609 1,612,909
OPAL US LLC, Facility 1st Lien Term Loan B6 ,
04/28/32
(q)
...................... 810 811,158
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
04/20/29 ............ 671 669,955
8,088,733
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan B ,
07/25/31
(q)
...................... 2,336 2,239,267
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B6 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.48%
,
11/05/32 . 1,076 1,074,364
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.23%
,
06/22/29 .................. 1,167 1,169,651
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. 833 762,337
Trans Union LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
06/24/31 .................. 1,979 1,973,199
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98%
,
11/26/31 ............. 2,032 1,992,934
Zelis Payments Buyer, Inc., 1st Lien Term Loan
B2 , 09/28/29
(q)
.................... 690 676,559
9,888,311
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.98%
,
06/13/33
(a)
. 602 602,039
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
07/06/29 .................. 536 538,098
Qnity Electronics, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
11/01/32 ............. 2,619 2,616,667
3,154,765

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/24/31 ............ USD 2,075 $ 2,038,098
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
03/26/32 .................. 1,905 1,792,027
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.32%
,
08/15/29 ............ 799 530,861
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
07/30/31 ............ 2,685 2,442,831
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.64%
,
01/23/32 ....... 538 532,335
Cloud Software Group LLC, 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 03/21/31 .......... 1,999 1,808,424
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 08/16/32 .......... 1,965 1,755,913
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.49%
,
10/09/28 .................. 597 526,609
CoreWeave Financing DDTL V LLC Delayed
Draw Loan First Lien , 09/30/31
(q)
....... 2,615 2,618,269
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.99%
,
10/09/31 ............ 765 698,957
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.82%
,
02/04/33 .................. 2,030 1,887,169
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
06/26/31 ............ 569 540,815
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
10/09/29 ............ 1,497 1,441,550
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.48%
,
09/12/29 .................. 1,900 1,880,145
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
01/30/32 ....... 1,656 1,593,775
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.07%
,
03/22/32 .................. 2,680 2,003,851
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.98%
,
12/31/31 .................. 422 376,064
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
02/04/33 ............ 1,408 1,405,928
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43%
,
11/15/32
(f)
............ 544 532,765
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.73%
,
08/31/28 .................. 1,938 1,903,147
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/28/30 ............ 513 431,852
Security
Par (000)
Par (000) Value
Software (continued)
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.99%
,
04/24/28 .................. USD 1,521 $ 1,453,483
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
05/09/31 ............ 1,338 1,335,855
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.07%
,
02/10/31 .................. 2,396 2,298,025
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.07%
,
04/14/31 .................. 1,675 1,606,655
35,435,403
Specialty Retail — 0.1%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............ 3,877 3,869,342
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
01/16/32 ............ 2,193 2,188,408
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ....... 1,492 1,485,678
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 .. 1,827 1,822,241
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
09/29/32 ............ 563 562,450
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.48%
,
12/06/32
(f)
.. 386 387,346
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/16/32 ....... 1,149 1,153,097
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.23%
,
12/16/32 .. 27 27,038
11,495,600
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.75%
,
09/15/32
(a)
................. 2,007 1,923,393
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
02/19/32
(a)
........... 99 99,683
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
02/10/31 .................. 1,044 1,044,095
Core & Main LP, 1st Lien Term Loan F , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
07/01/33 .................. 1,238 1,238,520
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
06/17/31 .................. 1,115 966,999
Herc Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
06/02/32 ............ 452 451,486

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Hobbs & Associates LLC, 1st Lien Term Loan ,
07/23/31
(q)
...................... USD 820 $ 817,950
QXO Building Products, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73% , 04/30/32 .......... 720 719,015
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73% , 07/01/33 .......... 2,979 2,973,221
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.73%
,
06/29/29 ............ 1,113 556,420
8,767,706
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
09/23/31 .................. 2,091 2,095,283
GB AIT Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
04/29/33 .................. 1,204 1,201,809
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.08%
,
12/15/26
(f)
................ 1,226 1,220,298
Rand Parent LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% , 03/18/30 .......... 1,129 1,129,794
, 03/18/30
(q)
..................... 803 803,891
6,451,075
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
08/09/32 ....... 896 900,969
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
10/06/32
(f)
............ 1,077 1,077,026
1,977,995
Total Floating Rate Loan Interests — 5 .5%
(Cost: $ 581,132,355 ) .............................. 570,615,151
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 500 491,000
3.75% , 01/15/31
(b)
................. 491 457,892
6.44% , 01/26/36
(c)
................. 394 409,240
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 .................. 656 670,334
5.95% , 07/30/34 .................. 430 430,486
2,458,952
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ........... 341 367,768
France — 0.1%
Electricite de France SA
(BPISDS15 + 3.32%), 5.88%
(a) (c) (n)
....... GBP 1,400 1,872,623
(5-Year EUR Swap Annual + 3.97%), 3.38%
(a) (
c) (n)
......................... EUR 5,200 5,694,719
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63%
(a) (c) (n)
.................... 200 236,191
5.25% , 04/22/36
(b)
................. USD 102 98,272
7,901,805
Security
Par (000)
Par (000) Value
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27
(b)
...................... USD 1,201 $ 1,214,067
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 .................. 529 547,764
6.50% , 03/13/31 .................. 935 972,054
2,733,885
Mexico — 0.0%
Petroleos Mexicanos
8.75% , 06/02/29 .................. 1,255 1,335,458
5.95% , 01/28/31 .................. 882 865,286
2,200,744
Morocco — 0.0%
OCP SA , 7.50% , 05/02/54
(b)
............. 1,221 1,252,026
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
.... 1,203 1,210,062
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
...................... 595 599,105
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. 466 482,543
5.75% , 07/09/34 .................. 1,140 1,160,121
1,642,664
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
...................... 429 443,479
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.88% , 07/17/64
(b)
.... 798 706,469
SRC Sukuk Ltd. , 4.88% , 10/02/35
(c)
........ 835 789,526
1,495,995
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.25% , 05/18/31
(b)
.......... 790 780,125
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 22,435,656 ) ............................... 23,086,610
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 9.88% , 03/31/37
(b)
...... 508 526,903
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(l)
................. ARS 551,075 948,525
0.75% , 07/09/30
(d)
................. USD 384 335,424
4.12% , 07/09/35
(d)
................. 574 453,173
1,737,122
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
..... 519 538,613
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 572 566,280
5.45% , 09/16/32 .................. 480 428,832
995,112
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
815 866,614
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
.. 649 671,319

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil — 0.2%
Federative Republic of Brazil
6.63% , 03/15/35 .................. USD 614 $ 620,029
5.50% , 04/23/36 .................. EUR 522 593,156
6.25% , 05/22/36 .................. USD 652 631,625
Letras do Tesouro Nacional , 0.00% , 01/01/30 . BRL 28 3,561,590
Nota Do Tesouro Nacional
10.00% , 01/01/29 ................. 36 6,495,412
6.00% , 08/15/30 .................. 7 5,897,107
17,798,919
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
USD 732 696,952
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos ,
5.00% , 10/01/28
(b) (c)
................ CLP 15,710,000 16,926,947
Republic of Chile
3.75% , 01/14/32 .................. EUR 558 637,023
3.10% , 05/07/41 .................. USD 561 410,091
17,974,061
Colombia — 0.2%
Republic of Colombia
12.50% , 02/27/30 ................. COP 9,309,900 2,936,989
7.00% , 03/26/31 .................. 9,484,000 2,458,347
7.00% , 06/30/32 .................. 6,946,000 1,725,481
13.25% , 02/09/33 ................. 16,434,700 5,419,054
6.25% , 07/09/36 .................. 4,732,500 1,010,150
7.75% , 11/07/36 .................. USD 1,182 1,262,920
6.50% , 11/26/38 .................. EUR 553 654,234
7.25% , 10/26/50 .................. COP 4,772,600 947,328
12.00% , 03/13/58 ................. 10,321,700 3,203,142
19,617,645
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
... USD 553 580,031
Czech Republic — 0.0%
Czech Republic
1.50% , 04/24/40 .................. CZK 67,120 2,061,798
4.00% , 04/04/44 .................. 8,860 360,620
2,422,418
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50% , 02/22/29
(b)
................. USD 557 554,299
5.50% , 02/22/29
(c)
................. 150 149,272
7.05% , 02/03/31
(b)
................. 1,301 1,352,695
6.95% , 03/15/37
(b)
................. 596 612,047
5.88% , 01/30/60
(c)
................. 690 583,050
3,251,363
Ecuador — 0.0%
Republic of Ecuador , 9.25% , 01/29/39
(b)
..... 470 467,805
Egypt — 0.0%
Arab Republic of Egypt
7.50% , 01/31/27
(c)
................. 601 605,856
5.63% , 04/16/30
(c)
................. EUR 649 736,420
6.38% , 04/11/31
(b)
................. 479 553,436
9.45% , 02/04/33
(b)
................. USD 590 641,165
2,536,877
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(b)
................. 767 759,614
5.25% , 08/10/29
(c)
................. 511 506,079
7.05% , 10/04/32
(b)
................. 1,076 1,142,174
6.60% , 06/13/36
(b)
................. 544 564,476
Security
Par (000)
Par (000) Value
Guatemala (continued)
6.25% , 08/15/36
(b)
................. USD 618 $ 626,343
3,598,686
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 1,125 1,130,231
3.00% , 08/21/30 .................. HUF 2,032,000 5,847,868
6.75% , 07/23/31 .................. 479,050 1,591,157
6.00% , 09/26/35
(c)
................. USD 615 625,400
7.00% , 10/24/35 .................. HUF 297,030 1,031,944
5.50% , 03/26/36
(b)
................. USD 575 563,282
6.25% , 09/23/37 .................. HUF 278,630 928,596
3.00% , 10/27/38 .................. 455,090 1,113,160
6.75% , 09/23/55
(b)
................. USD 620 638,414
13,470,052
India — 0.1%
Republic of India , 6.48% , 10/06/35 ........ INR 615,100 6,299,007
Indonesia — 0.0%
Republic of Indonesia
3.88% , 01/15/33 .................. EUR 550 612,592
4.50% , 05/29/33 .................. 855 980,708
1,593,300
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. USD 295 297,337
5.88% , 10/17/31
(c)
................. EUR 1,300 1,522,061
8.08% , 04/01/36
(b)
................. USD 412 438,059
8.25% , 01/30/37
(b)
................. 403 434,893
2,692,350
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
...................... 580 599,233
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
...................... 480 484,066
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
. 1,209 1,198,216
Malaysia — 0.0%
Malaysia Government Bond , 4.18% , 05/16/44 . MYR 7,860 1,971,299
Mexico — 0.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
USD 1,240 1,238,230
Mex Bonos Desarr Fix Rt
2.75% , 11/27/31 .................. MXN 804 4,268,126
7.75% , 11/23/34 .................. 820 4,365,218
8.00% , 02/21/36 .................. 844 4,506,620
8.50% , 11/18/38 .................. 226 1,211,559
7.75% , 11/13/42 .................. 1,251 6,081,385
8.00% , 04/29/55 .................. 238 1,145,722
United Mexican States
5.38% , 03/22/33 .................. USD 980 945,700
6.35% , 02/09/35 .................. 582 584,258
6.25% , 08/27/37 .................. 350 340,900
6.13% , 02/09/38 .................. 535 511,219
5.13% , 03/19/38 .................. EUR 818 912,266
6.75% , 02/09/56 .................. USD 637 592,092
26,703,295
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 566 545,743
5.95% , 03/08/28
(b)
................. 412 416,779

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco (continued)
4.75% , 04/02/35
(b)
................. EUR 1,115 $ 1,280,143
2,242,665
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38% , 12/09/34 ................. USD 688 820,062
9.13% , 01/13/46 .................. 321 355,026
1,175,088
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 498 580,017
Panama — 0.0%
Republic of Panama , 6.40% , 02/14/35 ...... USD 928 958,782
Paraguay — 0.0%
Republic of Paraguay
2.74% , 01/29/33
(c)
................. 526 459,166
8.50% , 04/04/38
(b)
................. PYG 5,983,000 961,442
5.60% , 03/13/48
(c)
................. USD 423 383,378
1,803,986
Peru — 0.1%
Republic of Peru
7.60% , 08/12/39
(c)
................. PEN 12,563 3,970,647
6.20% , 06/30/55 .................. USD 610 600,545
4,571,192
Philippines — 0.1%
Republic of Philippines
6.38% , 07/27/30 .................. PHP 401,140 6,362,473
6.00% , 08/20/30 .................. 326,275 5,099,383
11,461,856
Poland — 0.2%
Republic of Poland
4.75% , 07/25/29 .................. PLN 31,853 8,544,570
1.75% , 08/25/31 .................. 6,464 1,665,016
5.75% , 11/16/32 .................. USD 867 894,605
5.00% , 10/25/35 .................. PLN 40,280 10,240,738
2.00% , 08/25/36 .................. 3,635 873,551
5.50% , 04/04/53 .................. USD 562 504,609
22,723,089
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
7.13% , 02/12/32 .................. 1,181 1,190,483
6.30% , 03/14/33 .................. 645 618,297
28.08% , 09/27/34 ................. TRY 43,400 776,839
2,585,619
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
................. USD 698 697,114
4.15% , 01/26/28 .................. RON 26,510 5,651,462
6.30% , 04/26/28 .................. 23,350 5,128,831
2.12% , 07/16/31
(c)
................. EUR 1,229 1,255,134
4.63% , 03/04/33
(b)
................. 828 913,871
6.25% , 09/10/34
(b)
................. 1,136 1,362,135
6.75% , 04/25/35 .................. RON 7,200 1,579,487
4.25% , 04/28/36 .................. 7,520 1,360,674
6.75% , 07/11/39
(b)
................. EUR 509 607,415
6.50% , 10/07/45
(b)
................. 711 806,935
19,363,058
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. USD 1,818 1,111,325
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.00% , 01/18/53
(b)
................. USD 1,520 $ 1,239,439
2,350,764
Serbia — 0.0%
Republic of Serbia
2.13% , 12/01/30
(b)
................. 1,099 954,460
4.25% , 05/06/31
(b)
................. EUR 696 790,610
6.50% , 09/26/33
(c)
................. USD 555 574,364
6.00% , 06/12/34
(b)
................. 712 713,096
3,032,530
South Africa — 0.2%
Republic of South Africa
10.50% , 12/21/26 ................. ZAR 33,717 2,064,643
7.10% , 11/19/36
(b)
................. USD 923 965,237
8.50% , 01/31/37 .................. ZAR 259,569 15,274,423
5.75% , 09/30/49 .................. USD 1,166 946,477
7.95% , 11/19/54
(b)
................. 888 920,634
7.25% , 12/11/55
(b)
................. 231 220,344
20,391,758
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(b)
................. 681 733,308
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.50% ,
01/28/36
(b)
...................... 457 462,525
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
...................... 826 555,278
Uruguay — 0.1%
Oriental Republic of Uruguay
8.00% , 10/29/35 .................. UYU 100,099 2,532,121
5.25% , 09/10/60 .................. USD 1,002 877,752
3,409,873
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 667 776,535
7.85% , 10/12/28 .................. USD 522 547,500
1,324,035
Total Foreign Government Obligations — 2 .2%
(Cost: $ 225,501,061 ) .............................. 229,016,681
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(h) (r)
......................... 2,650,738 210,680,656
Total Investment Companies — 2 .0%
(Cost: $ 204,264,810 ) .............................. 210,680,656
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.5%
A&D Mortgage Trust, Series 2026-NQM3, Class
A1, (1-mo. CME Term SOFR + 1.15%),
5.08%, 04/25/71
(a) (b)
................ 5,841 5,783,815
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.89%, 11/25/35 919 821,274

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor/11.00% Cap +
0.67%), 4.40%, 11/25/35 ........... USD 4 $ 4,436
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.05%,
06/25/35
(a)
.................... 288 258,050
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor/11.00% Cap +
0.73%), 4.46%, 08/25/35
(a)
......... 696 676,690
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.36%,
12/25/35
(a)
.................... 117 110,296
Series 2005-63, Class 3A3, 4.64%, 11/25/35
(a)
1,167 1,122,160
Series 2005-63, Class 5A1, 4.77%, 12/25/35
(a)
20 21,585
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 31 27,165
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.40%,
02/25/36
(a)
.................... 2,616 2,412,350
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 559 286,529
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 959 445,839
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 420 149,270
Series 2006-2CB, Class A6, 5.50%, 03/25/36 666 250,325
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,645 887,503
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,729 897,732
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 739 349,208
Series 2006-9T1, Class A7, 6.00%, 05/25/36 301 108,052
Series 2006-J7, Class 2A1, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.26%,
11/20/46
(a)
.................... 2,610 2,464,048
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,180 417,326
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor/2.00% Cap +
1.73%), 5.13%, 11/25/46
(a)
......... 3,816 3,212,121
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.22%, 11/25/46
(a)
............... 1,257 1,147,835
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.25%, 11/25/46
(a)
............... 4,888 4,449,424
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.22%, 10/25/46
(a)
............... 210 198,267
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.20%, 05/20/46
(a)
............... 932 842,123
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.26%, 05/25/36
(a)
............... 3,887 3,720,601
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.22%, 07/25/46
(a)
............... 6,775 6,222,887
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,702 698,030
Series 2007-12T1, Class A5, 6.00%, 06/25/37 378 161,638
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... USD 213 $ 114,961
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 193 104,923
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,111 519,154
Series 2007-19, Class 1A8, 6.00%, 08/25/37 541 252,589
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,264,199
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 202,287
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,065 1,146,221
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 526 196,752
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.34%,
06/25/37
(a)
.................... 4,373 3,687,075
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 531,729
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
4.78%, 11/25/47
(a)
............... 943 852,427
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.12%, 04/25/47
(a)
............... 6,050 5,525,171
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.18%, 05/25/47
(a)
............... 2,223 2,039,006
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.20%, 06/25/47
(a)
............... 5,145 4,279,251
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 873 444,275
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.37%,
10/25/46
(a)
.................... 6,137 4,958,517
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.34%,
10/25/46
(a)
.................... 3,807 2,454,599
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
364 320,833
Banc of America Alternative Loan Trust, Series
2006-7, Class A4, 6.50%, 10/25/36
(d)
..... 1,673 401,449
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 198 180,773
Series 2006-D, Class 6A1, 3.83%, 05/20/36 217 186,022
Series 2006-H, Class 5A1, (1-mo. CME Term
SOFR at 0.36% Floor/10.50% Cap +
0.47%), 4.14%, 10/20/36 .......... 1,500 461,752
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.20%,
06/20/47 ..................... 599 492,050
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
.................... 9,854 9,780,298
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
.................... 927 920,871
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
.................... 1,038 1,032,065
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
.................... 576 578,726
Series 2024-NQM4, Class B2, 7.52%,
12/26/64
(a)
.................... 440 438,778
Series 2024-NQM4, Class B3, 7.52%,
12/26/64
(a)
.................... 1,006 984,844
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
.................... 948 947,233

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
.................... USD 2 $ 1,462
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
.................... 9,084 9,079,107
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
.................... 831 830,731
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
.................... 791 791,152
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
.................... 660 660,054
Series 2025-NQM1, Class B2, 7.74%,
01/25/65
(a)
.................... 574 571,482
Series 2025-NQM1, Class B3, 7.74%,
01/25/65
(a)
.................... 1,238 1,205,150
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
.................... 1,062 1,061,375
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
.................... 2 1,821
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
.................... 10,791 10,824,745
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
.................... 855 856,741
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
.................... 1,679 1,683,169
Series 2025-NQM2, Class B1, 7.67%,
05/25/65
(a)
.................... 662 665,690
Series 2025-NQM2, Class B2, 7.67%,
05/25/65
(a)
.................... 263 257,324
Series 2025-NQM2, Class B3, 7.67%,
05/25/65
(a)
.................... 49 43,245
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
.................... 1,342 1,335,718
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
.................... —
(o)
79
Series 2025-NQM3, Class B1, 7.56%,
05/25/65
(a)
.................... 2,000 2,011,138
Series 2025-NQM4, Class PT2, 0.00%,
07/25/65
(a)
.................... 15,981 16,272,613
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
.................... 16,676 16,487,073
Series 2025-NQM7, Class PT2, 0.00%,
12/25/64
(a)
.................... 16,333 16,481,561
Series 2026-NQM2, Class B1, 6.37%,
12/25/65
(a)
.................... 1,500 1,459,834
Series 2026-NQM3, Class PT2, 0.00%,
01/25/66
(a)
.................... 19,212 19,292,504
Series 2026-NQM4, Class PT2, 0.00%,
05/25/56
(a)
.................... 19,048 19,210,238
Series 2026-NQM5, Class B1, 6.58%,
05/25/66
(a)
.................... 664 645,948
BCAP LLC Trust, Series 2015-RR5, Class 2A3,
3.95%, 01/26/46
(a) (b)
................ 761 715,951
Bear Stearns ALT-A Trust, Series 2006-2,
Class 11A1, (1-mo. CME Term SOFR at
0.44% Floor/11.50% Cap + 0.55%), 4.28%,
04/25/36
(a)
...................... 2,737 2,484,653
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 521 516,780
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 570 518,828
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor/10.50% Cap +
0.45%), 4.18%, 03/25/37 .......... 756 692,990
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor/10.50% Cap +
0.39%), 4.12%, 03/25/37 .......... USD 1,200 $ 1,143,635
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor/10.50% Cap +
0.51%), 4.24%, 09/25/47 .......... 1,325 1,220,666
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.27%,
11/25/64 ..................... 1,000 1,015,903
Series 2025-NQM2, Class B2, 7.27%,
11/25/64 ..................... 1,000 1,007,098
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................ 2,000 2,005,314
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor/10.50% Cap +
0.38%), 4.11%, 04/25/35
(a)
......... 425 404,932
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.44%,
05/25/35
(a)
.................... 1,607 1,419,260
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.36%,
04/25/46
(a)
.................... 2,560 648,334
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 52,074
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 187,635
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 286,520
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 4.76%, 03/25/67
(a) (b)
............. 5,682 5,508,922
CIM Trust, Series 2025-I1, Class B1B, 7.49%,
10/25/69
(a) (b)
..................... 4,918 4,913,723
Citicorp Mortgage Securities Trust, Series 2007-
9, Class 1A1, 6.25%, 12/25/37 ......... 1,083 1,015,444
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ........ 45 39,058
COLT Mortgage Loan Trust
(a)(b)
Series 2025-12, Class B1, 6.86%, 01/26/71 1,332 1,326,663
Series 2025-6, Class B1, 7.21%, 08/25/70 . 357 357,860
Series 2025-9, Class B1, 6.82%, 09/25/70 . 2,000 1,986,103
Series 2026-1, Class B1, 6.46%, 02/25/71 . 282 279,603
Series 2026-2, Class B1, 6.16%, 03/25/71 . 1,500 1,461,058
Cross, Series 2026-NQM6, Class B1, 6.85%,
05/25/71
(a) (b)
..................... 3,000 2,941,379
Cross Mortgage Trust
(a)(b)
Series 2025-H10, Class B1, 7.13%, 01/25/71 611 605,963
Series 2025-H2, Class B1B, 7.63%, 03/25/70 894 893,051
Series 2025-H6, Class B1B, 7.54%, 07/25/70 1,227 1,216,253
Series 2025-H7, Class B1B, 7.49%, 09/25/70 822 814,479
Series 2026-NQM3, Class B1, 6.92%,
03/25/71 ..................... 4,000 3,893,044
Series 2026-NQM4, Class B1, 6.91%,
04/25/71 ..................... 6,000 5,917,827
Series 2026-NQM5, Class B1, 6.80%,
03/25/71 ..................... 6,000 5,894,191
Series 2026-NQM7, Class B1, 6.95%,
06/25/71 ..................... 2,000 1,978,191
Series 2026-NQM9, Class B1, 7.03%,
08/25/71 ..................... 1,829 1,813,614
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 202 174,580
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.23%,
09/27/37
(a)
.................... 2,138 1,819,904
Series 2022-ATH2, Class A1, 5.14%,
05/25/67
(a)
.................... 1,009 1,005,236

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 . USD 1,000 $ 752,241
Series 2025-INV1, Class B2, 7.25%, 11/25/60 500 491,797
Series 2026-INV1, Class B1, 6.57%, 12/25/70 574 564,073
Series 2026-INV2, Class B1, 6.71%, 02/25/71 7,000 6,880,275
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.22%,
08/25/47
(a)
...................... 8,958 7,714,117
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
... 1,770 826,433
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (d)
..... 3,788 3,774,740
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 . 1,447 1,219,668
Series 2023-1, Class B1, 6.60%, 02/25/68 . 2,000 1,991,144
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 528,572
Series 2026-INV2, Class B1, 6.23%, 02/25/71 1,500 1,459,943
Series 2026-NQM1, Class B1, 6.54%,
02/25/71 ..................... 1,000 985,612
Series 2026-NQM3, Class B1, 6.84%,
03/25/71 ..................... 1,500 1,450,129
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.17%,
02/25/37
(a)
...................... 724 371,793
Galton Funding Mortgage Trust, Series 2019-H1,
Class B2, 4.71%, 10/25/59
(a) (b)
......... 4,000 3,117,718
GCAT Trust, Series 2022-NQM3, Class A1,
5.35%, 04/25/67
(a) (b)
................ 11,479 11,326,267
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.85%, 05/25/35
(a)
.......... 14 12,165
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.01%, 02/25/36 ................ 1,506 1,400,199
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor/10.50% Cap +
2.00%), 5.40%, 03/25/36 .......... 831 762,320
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
.................... 1,873 1,868,210
Series 2025-NQM2, Class B1, 7.27%,
06/25/65
(a)
.................... 280 282,361
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ..................... 843 838,758
Series 2025-NQM3, Class B2, 7.23%,
11/25/65
(a)
.................... 896 881,219
Series 2026-DSC1, Class B1, 6.27%,
05/25/66
(a)
.................... 1,000 977,255
Series 2026-NQM1, Class B1, 6.63%,
03/25/66
(a)
.................... 373 369,158
Series 2026-NQM1, Class B2, 7.53%,
03/25/66
(a)
.................... 708 700,205
Series 2026-NQM3, Class B1, 7.02%,
05/25/66
(a)
.................... 3,782 3,756,235
Series 2026-NQM3, Class B2, 7.18%,
05/25/66
(a)
.................... 3,194 3,087,401
Series 2026-NQM5, Class B1, 7.06%,
11/25/66
(a)
.................... 1,388 1,375,046
Series 2026-NQM5, Class B2, 7.06%,
11/25/66
(a)
.................... 1,000 949,904
GSMSC Resecuritization Trust, Series 2015-5R,
Class 1D, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 3.98%, 04/26/37
(a) (b)
..... 676 380,730
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 4.64%, 08/19/36
(a)
........ USD 199 $ 154,652
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 6.95%,
01/25/70 ..................... 2,355 2,350,490
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ..................... 1,456 1,448,866
Impac CMB Trust, Series 2005-6, Class 1A1, (1-
mo. CME Term SOFR at 0.50% Floor/11.00%
Cap + 0.61%), 4.34%, 10/25/35
(a)
....... 844 784,895
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 539 341,688
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 634,915
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.99%,
08/25/37 ..................... 77 52,489
Series 2007-AR15, Class 2A1, 3.33%,
08/25/37 ..................... 400 283,496
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ..................... 2,000 2,022,720
Series 2025-VIS2, Class B1, 7.24%, 12/25/55 2,000 2,003,117
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 1,458 1,429,867
Series 2026-VIS1, Class B2, 6.67%, 06/25/66 903 866,837
MASTR Asset Securitization Trust, Series 2007-
1, Class 1A4, 6.50%, 11/25/37 ......... 1,269 199,332
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.38%,
12/25/35 ..................... 152 145,827
Series 2006-1, Class 2A1, 5.09%, 02/25/36 122 119,905
MFA Trust
(a)(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56 ..................... 4,000 3,501,273
Series 2025-NQM3, Class B1, 6.93%,
08/25/70 ..................... 1,500 1,511,612
Series 2025-NQM3, Class M1, 6.13%,
08/25/70 ..................... 632 629,747
Mill City Mortgage Loan Trust
(a)(b)
Series 2026-R1, Class A1, 5.46%, 10/25/62 7,959 7,909,505
Series 2026-R1, Class M1, 6.19%, 10/25/62 2,000 1,977,990
New Residential Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class B2, 7.00%,
01/25/65 ..................... 1,577 1,573,153
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ..................... 836 824,185
Series 2026-NQM4, Class B1, 6.53%,
02/25/66 ..................... 2,000 1,981,627
Series 2026-NQM5, Class B1, 6.58%,
04/25/66 ..................... 2,000 1,984,572
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 173 161,195
PRPM LLC
(b)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55
(d)
.................... 583 561,058
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55
(d)
.................... 700 668,024
Series 2025-RCF4, Class M2, 4.50%,
08/25/55
(d)
.................... 667 622,915
Series 2026-RCF2, Class M2, 5.50%,
03/25/56
(a)
.................... 2,500 2,345,027
Series 2026-RCF4, Class M2, 5.25%,
06/25/56
(d)
.................... 1,342 1,263,877
PRPM Trust
(b)
Series 2025-NQM3, Class B1, 6.85%,
05/25/70
(a)
.................... 3,012 3,001,000

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM6, Class B1, 6.96%,
12/25/70
(a)
.................... USD 567 $ 560,809
Series 2026-NQM1, Class B1, 7.01%,
02/25/71
(a)
.................... 4,000 3,947,654
Series 2026-NQM2, Class A1, 5.26%,
04/25/71
(a)
.................... 9,668 9,583,053
Series 2026-NQM2, Class B1, 7.20%,
04/25/71
(a)
.................... 4,000 3,975,671
Series 2026-NQM3, Class B1, 7.27%,
07/25/71
(a)
.................... 3,000 2,979,461
Series 2026-RCF1, Class M2, 5.50%,
01/25/56
(d)
.................... 945 902,985
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(b) (d)
......... 5,000 5,022,488
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ....................... 96 79,297
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 310 87,649
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ....................... 28 22,266
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.05%,
05/25/65
(a) (b)
..................... 2,001 1,992,856
SG Residential Mortgage Trust, Series 2026-2,
Class B1, 6.70%, 04/25/66
(a) (b)
......... 4,500 4,424,109
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 11,421 11,160,675
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.57%, 04/25/47
(a)
180 70,774
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor/10.50% Cap +
0.57%), 4.30%, 02/25/36 .......... 306 280,215
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor/10.50% Cap +
0.49%), 4.22%, 06/25/36 .......... 5,917 5,157,555
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor/10.50% Cap +
0.49%), 4.22%, 07/25/46 .......... 6,998 4,917,912
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.20%, 09/25/47 ................ 1,340 1,237,309
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 5.13%, 02/25/67
(d)
7,465 7,043,868
Series 2025-1, Class B2, 7.33%, 01/25/70
(a)
2,750 2,757,761
Series 2025-11, Class B2, 7.22%, 11/25/70
(a)
600 598,732
Series 2025-12, Class B1, 6.56%, 12/25/70
(a)
367 365,144
Series 2025-12, Class B2, 7.09%, 12/25/70
(a)
1,127 1,119,628
Series 2025-4, Class B2, 7.45%, 05/25/70
(a)
500 500,389
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
1,000 996,644
Series 2025-7, Class B2, 7.49%, 08/25/70
(a)
707 708,662
Series 2025-8, Class B1, 6.48%, 09/25/70 . 1,338 1,329,023
Series 2025-8, Class B2, 7.48%, 09/25/70
(a)
1,967 1,969,492
Series 2025-INV1, Class B2, 7.29%,
02/25/70
(a)
.................... 2,094 2,090,077
Series 2026-1, Class B1, 6.47%, 01/25/71
(a)
350 346,447
Series 2026-1, Class B2, 6.98%, 01/25/71
(a)
152 149,180
Series 2026-2, Class B1, 6.33%, 02/25/71
(a)
486 478,036
Series 2026-3, Class B1, 6.44%, 03/25/71
(a)
2,000 1,974,603
Series 2026-3, Class B2, 6.81%, 03/25/71
(a)
375 364,753
Series 2026-4, Class B1, 6.67%, 04/25/71
(a)
2,100 2,087,922
Series 2026-4, Class B2, 6.77%, 04/25/71
(a)
1,500 1,447,134
Series 2026-5, Class B1, 6.70%, 05/25/71
(a)
700 695,452
Series 2026-R4, Class B1, 6.76%, 12/27/67
(a)
300 297,279
Visio Trust
(a)(b)
Series 2026-1, Class B1, 5.87%, 08/25/61 . 1,000 982,812
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-1, Class B2, 5.87%, 08/25/61 . USD 1,000 $ 951,896
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA4, Class 2A, (Federal
Reserve US 12 Month Cumulative Average 1
Year CMT at 1.25% Floor + 0.80%), 4.20%,
05/25/47
(a)
...................... 596 513,522
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.04%, 10/25/36
(d)
935 318,243
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 4.38%,
06/25/46
(a)
.................... 2,558 2,077,031
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.25%,
10/25/46
(a)
.................... 3,893 3,463,536
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.75% Floor + 0.75%),
4.15%, 06/25/47
(a)
............... 4,042 3,455,054
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.24%, 05/25/47
(a)
............... 1,910 1,668,652
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.81% Floor + 0.81%),
4.21%, 07/25/47
(a)
............... 2,119 1,783,188
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.12%, 12/25/46
(a)
...... 3,187 2,664,303
471,404,827
Commercial Mortgage-Backed Securities — 6.4%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
..................... 4,683 4,643,861
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.18%,
06/15/42
(a) (b)
..................... 1,767 1,779,115
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.09%, 09/15/34
(a) (b)
1,564 1,555,202
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
07/15/41 ..................... 1,270 1,272,381
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.93%,
02/15/43 ..................... 1,000 1,000,000
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
02/15/43 ..................... 1,000 1,001,252
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a) (b)
..................... 13,280 13,317,350
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a) (b)
..... 3,467 3,436,664
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.92%, 12/15/36 ................ 3,624 3,610,374

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 08/15/42 ................ USD 2,377 $ 2,377,161
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 15,300 15,512,451
Series 2024-MAR, Class C, 7.52%, 12/10/41 6,370 6,524,099
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
08/15/39 ..................... 17,580 17,634,031
Series 2025-ASHF, Class A, (1-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.53%, 02/15/42 ................ 7,120 7,128,287
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ....................... 2,091 1,860,175
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 05/15/35
(a) (b)
.......... 1,900 1,899,271
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor/10.11% Cap +
0.58%), 4.30%, 08/25/35 .......... 1,425 1,391,825
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor/10.80% Cap +
0.59%), 4.32%, 11/25/35 ........... 369 360,479
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.09%,
03/25/37 ..................... 1,022 979,212
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.27%,
07/25/37 ..................... 1,813 1,720,980
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.51%,
09/25/37 ..................... 418 396,250
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.09%,
12/25/37 ..................... 944 848,350
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
.......... 1,140 1,038,569
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 3,203 3,141,293
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.18%,
11/15/42 ..................... 9,476 9,487,847
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.49%, 10/15/35
(a) (b)
................ 2,433 18,126
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.53%, 08/15/42
(a) (b)
8,747 8,758,054
BMP Commercial Mortgage Trust, Series 2024-
MF23, Class A, (1-mo. CME Term SOFR at
1.37% Floor + 1.37%), 5.05%, 06/15/41
(a) (b)
4,710 4,714,416
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,282,051
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41 ..................... 8,920 8,945,464
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
08/15/41 ..................... 16,411 16,481,028
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.58%, 10/15/41 ................ 6,280 6,291,775
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................ USD 3,672 $ 3,679,287
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 05/15/41 ................ 1,911 1,913,553
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ..................... 4,170 4,175,704
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 06/15/37 ................ 3,087 3,085,305
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.20%, 11/15/41 CAD 4,518 3,223,025
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ..................... USD 7,078 7,091,596
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
03/15/41 ..................... 3,119 3,122,707
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................ 6,880 6,883,883
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.42%, 04/15/40 ................ 1,798 1,798,766
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.06%,
04/15/43 ..................... 5,944 5,962,237
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
03/15/45 ..................... 9,912 9,887,244
BX Trust
(a)(b)
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
7.04%, 02/15/36 ................ 4,991 4,984,824
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41 ..................... 7,455 7,446,016
Series 2025-ARIA, Class A, 5.03%, 12/13/42 9,185 9,123,957
Series 2025-LIFE, Class A, 5.88%, 06/13/47 2,852 2,786,576
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/15/42 ..................... 1,779 1,780,112
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ..................... 6,227 6,215,357
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
12/15/44 ..................... 9,559 9,535,091
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 814 665,909
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,088,645
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................ 4,166 3,998,161
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.12%,
08/15/36
(a) (b)
..................... 7,120 7,105,390
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.52%, 06/15/41
(a)
............... 4,380 4,376,769
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,499,399

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.32%, 08/15/41
(a) (b)
................ USD 2,868 $ 2,854,556
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.12%, 02/15/27
(a) (b) (f)
............... 8,800 8,783,004
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
11/15/42 ..................... 8,792 8,802,995
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.73%,
11/15/42 ..................... 4,162 4,173,711
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
..................... 9,605 9,599,494
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.42%, 04/15/37
(a) (b)
..... 3,040 3,039,051
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 08/15/35
(a) (b)
................ 5,197 5,219,819
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.30%,
08/15/37
(a) (b)
..................... 1,214 1,217,414
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
...................... 9,301 9,340,269
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.98%, 10/15/42
(a) (b)
..... 6,894 6,907,031
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
12/15/39
(a) (b)
..................... 10,700 10,713,375
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.93%,
02/15/41
(a) (b)
..................... 3,250 3,255,975
GGP, Series 2026-TY, Class A, 4.67%,
03/05/43
(a) (b)
..................... 3,000 2,934,029
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.37%, 05/15/41 ................ 5,005 5,014,384
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 03/15/39 ................ 1,086 1,087,358
GS Mortgage Securities Corp. Trust, Series
2025-800D, Class A, (1-mo. CME Term SOFR
at 2.65% Floor + 2.65%), 6.32%, 11/25/41
(a) (b)
1,659 1,653,260
GSMS Trust, Series 2024-FAIR, Class A, 5.88%,
07/15/29
(a) (b)
..................... 2,253 2,236,806
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
... 3,150 3,043,185
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.52%, 10/15/41
(a) (b)
................ 2,062 2,065,543
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 05/15/37
(a) (b)
1,525 1,525,477
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 07/15/42
(a) (b)
.......... 4,750 4,761,875
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.38%, 04/15/41
(a) (b)
4,000 4,007,500
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 10/15/36
(a) (b)
.......... USD 8,500 $ 8,429,328
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
.......... 6,550 6,561,206
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
..... 8,310 8,394,671
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,821,204
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,732,314
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 01/15/41 ................ 5,000 5,007,812
KSL Trust, (1-mo. SOFR FWD + 4.09%), 7.77%,
06/15/30
(a) (b)
..................... 2,000 2,005,995
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a) (b)
..... 8,940 8,945,543
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 10/15/40
(a) (b)
................ 10,000 9,984,228
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 01/15/41
(a) (b)
................ 3,000 2,999,984
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.18%, 09/15/40
(a) (b)
5,928 5,935,406
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................ 1,000 1,048,404
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.08%, 03/15/36
(a) (b)
................ 2,500 2,501,561
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.88%, 07/15/51 1,440 1,385,867
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,624,651
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
.................... 2,976 2,916,913
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
7,744 7,763,360
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ..................... 3,000 3,009,375
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ..................... 5,117 5,113,802
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.67%,
08/15/29 ..................... 6,179 6,191,594
Series 2025-77C, Class A, 4.79%, 01/10/36 12,630 12,408,518
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
.......... 4,300 3,909,161
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................ 8,630 8,640,787
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
....... 4,662 4,672,201
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.57%, 06/15/39
(a) (b)
................ 2,850 2,849,110
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.14%, 07/15/38
(a) (b)
1,400 276,134

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.83%, 03/15/43
(a) (b)
USD 3,025 $ 3,034,459
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/41
(a) (b)
.......... 1,830 1,835,111
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 09/15/42
(a) (b)
................ 3,909 3,916,322
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/15/41
(a) (b)
................ 6,600 6,610,306
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.88%, 10/15/40
(a) (b)
................ 7,200 7,199,998
SLG Office Trust
(a)(b)
Series 2026-OMA, Class A, 4.97%, 04/15/41 5,000 4,944,222
Series 2026-OMA, Class E, 6.96%, 04/15/41 5,000 4,936,860
Series 2026-OMA, Class F, 7.92%, 04/15/41 7,000 6,939,599
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/42
(a) (b)
..................... 5,000 4,962,623
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a) (b)
10,900 10,906,812
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.33%, 11/15/42
(a) (b)
................ 4,250 4,234,896
VCC Trust, Series 2026-MC2, Class A1, 7.60%,
06/25/56
(b) (d)
..................... 9,836 9,805,208
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 1,205 1,202,226
Velocity Commercial Capital Loan Trust
(b)
Series 2020-1, Class M1, 2.80%, 02/25/50
(a)
2,718 2,264,458
Series 2020-1, Class M3, 3.19%, 02/25/50
(a)
466 361,298
Series 2020-1, Class M6, 5.69%, 02/25/50
(a)
649 521,056
Series 2021-3, Class M4, 3.48%, 10/25/51
(a)
961 778,756
Series 2021-3, Class M5, 4.33%, 10/25/51
(a)
1,405 1,025,993
Series 2021-4, Class M4, 4.48%, 12/26/51
(a)
1,348 1,081,329
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,331 3,549,161
Series 2022-3, Class M4, 6.49%, 06/25/52
(a)
1,756 1,644,705
Series 2023-1, Class M5, 9.64%, 01/25/53
(a)
1,458 1,351,644
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
563 567,022
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
511 509,071
Series 2024-2, Class M5, 10.70%, 04/25/54
(a)
622 627,908
Series 2024-5, Class M3, 6.76%, 10/25/54 . 2,179 2,141,130
Series 2024-5, Class M4, 9.47%, 10/25/54 . 2,838 2,805,024
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,762 3,762,456
Series 2025-1, Class M4, 10.15%, 02/25/55 1,383 1,382,182
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 622,399
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,245 1,229,156
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
725 704,618
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
2,332 2,260,921
Series 2025-4, Class M5, 10.09%, 09/25/55
(a)
832 749,832
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
1,083 1,072,695
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
3,148 3,067,308
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
.................... 2,131 2,135,711
Series 2026-1, Class M3, 6.26%, 02/25/56
(a)
995 966,740
Series 2026-1, Class M4, 8.48%, 02/25/56
(a)
497 482,757
Series 2026-2, Class M3, 6.67%, 05/25/56
(a)
3,044 3,009,501
Series 2026-2, Class M4, 9.16%, 05/25/56
(a)
3,976 3,927,454
Series 2026-3, Class M4, 9.05%, 07/25/56
(a)
1,720 1,714,181
Series 2026-P1, Class A, 5.54%, 03/25/56
(a)
17,255 16,959,078
Series 2026-P1, Class M1, 5.98%, 03/25/56
(a)
1,499 1,468,775
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-P1, Class M2, 6.46%, 03/25/56
(a)
USD 1,393 $ 1,364,507
Series 2026-P1, Class M3, 6.94%, 03/25/56
(a)
2,654 2,585,807
Series 2026-P1, Class M4, 9.53%, 03/25/56
(a)
1,778 1,729,425
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.03%, 10/13/39
(a) (b)
..... 5,413 5,291,004
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.47%, 12/15/49 2,689 2,656,465
Series 2016-LC25, Class C, 4.41%, 12/15/59 8,320 8,134,862
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................ 4,000 4,054,182
659,291,359
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64 ..................... 14,790 407,549
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ..................... 14,240 315,494
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ..................... 15,640 388,569
1,111,612
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.81%,
08/10/35 ..................... 63,724 287,709
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 46,364
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.81%, 09/10/47
(b)
......... 12,675 97,184
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 2,744
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.80%, 03/10/50
(b)
..... 22,979 55,384
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.49%,
10/15/48
(b)
...................... 5,530 77,289
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.56%, 03/15/49
(b)
..... 13,600 241,906
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 46,539
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 8,640
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.43%,
08/15/49
(b)
.................... 11,784 77,417
Series 2016-LC25, Class XA, 0.85%,
12/15/59 ..................... 12,482 125
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.32%, 05/15/47 ... 37,710 377
941,678
Total Non-Agency Mortgage-Backed Securities — 10 .9%
(Cost: $ 1,150,064,453 ) ............................ 1,132,749,476
Preferred Securities
Capital Trusts — 2.2%
Automobiles — 0.1%
(a)(c)(n)
RCI Banque SA , (5-Year EURIBOR ICE Swap
Rate + 3.84%), 6.13% .............. EUR 1,000 1,152,543
Stellantis NV
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25% ....................... 1,350 1,504,587
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.08%), 8.25% .... GBP 1,075 1,401,415

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88% ....................... EUR 1,150 $ 1,275,199
5,333,744
Banks — 0.9%
ABN AMRO Bank NV , (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (n)
............... 700 857,659
AIB Group plc
(a)(c)(n)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13% ....................... 587 722,530
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00% ....................... 3,041 3,597,876
Banco Bilbao Vizcaya Argentaria SA
(a)(n)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00% Floor +
5.10%), 9.38% ................. USD 751 812,441
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,730,317
Banco BPM SpA , (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a) (c) (n)
........... 300 374,534
Banco de Sabadell SA
(a)(c)(n)
(5-Year EUR Swap Annual + 5.17%), 5.00% 200 231,984
(5-Year EUR Swap Annual + 4.28%), 6.50% 400 483,374
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.73%), 8.00%
(a) (b) (n)
......... USD 630 627,795
Banco Santander SA
(a)(n)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% ... 400 433,082
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,227,569
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.84%), 7.25% ... USD 800 802,212
Bank of America Corp.
(a)(n)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... 1,603 1,636,333
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 1,063 1,064,029
Bank of Ireland Group plc , (5-Year EURIBOR
ICE Swap Rate + 3.63%), 6.13%
(a) (c) (n)
.... EUR 1,000 1,190,452
Barclays plc
(a)(n)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
... GBP 1,766 2,454,625
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% ... USD 2,771 2,692,879
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ....................... GBP 700 1,000,974
(USISSO05 + 5.78%), 9.63% .......... USD 3,684 4,058,604
(5-year SONIA Mid-Swaps Rate + 4.88%),
8.50% ....................... GBP 400 571,070
(USISSO05 + 3.69%), 7.63% .......... USD 908 938,526
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
...................... EUR 1,975 2,276,474
BNP Paribas Fortis SA , (3-mo. EURIBOR +
2.00%), 4.42%
(a) (c) (k) (n)
............... 1,500 1,655,589
BNP Paribas SA
(a)(n)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
.. USD 4,602 4,800,443
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 490,180
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
.. USD 924 857,971
BPER Banca SpA
(a)(c)(n)
(5-Year EUR Swap Annual + 5.95%), 8.38 % EUR 600 748,971
(5-Year EURIBOR ICE Swap Rate + 4.35%),
6.50% ....................... 1,109 1,327,615
(5-Year EURIBOR ICE Swap Rate + 3.57%),
5.88% ....................... 2,600 3,039,700
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(a)(c)(n)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... EUR 1,600 $ 2,002,145
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ....................... 400 461,757
Citigroup, Inc.
(a)(n)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... USD 2,639 2,683,942
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 926 927,040
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ....................... 196 197,729
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 5,595 5,649,042
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 1,052 1,056,775
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ....................... 1,254 1,281,908
Commerzbank AG
(a)(c)(n)
(5-Year EUR Swap Annual + 6.74%), 6.50 % EUR 400 484,777
(USISSO05 + 4.32%), 7.50% .......... USD 800 829,776
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... EUR 800 1,036,954
Cooperatieve Rabobank UA
(c)(n)
(5-Year EUR Swap Annual + 3.72%), 4.88%
(a)
1,200 1,396,091
6.50% ......................... 266 345,872
Credit Agricole SA , (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (n)
........... 1,000 1,167,461
Eurobank SA
(a)(c)(n)
(5-Year EURIBOR ICE Swap Rate + 4.45%),
6.63% ....................... 400 478,773
(5-Year EURIBOR ICE Swap Rate + 3.79%),
6.25% ....................... 2,450 2,831,285
Goldman Sachs Capital I , 6.35% , 02/15/34 .. USD 100 102,581
HSBC Holdings plc , (5-Year EUR Swap Annual +
3.84%), 4.75%
(a) (c) (n)
................ EUR 3,216 3,710,385
ING Groep NV
(USISSO05 + 4.36%), 8.00%
(a) (c) (n)
...... USD 2,472 2,618,608
Intesa Sanpaolo SpA
(a)(c)(n)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13% ....................... EUR 630 819,194
(5-Year EURIBOR ICE Swap Rate + 3.03%),
5.50% ....................... 475 544,298
JPMorgan Chase & Co. , Series PP , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.08%), 6.10%
(a) (n)
.......... USD 897 893,287
KBC Group NV , (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a) (c) (n)
........... EUR 800 963,268
Lloyds Banking Group plc
(a)(n)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 2,694 3,745,969
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)
...................... 498 699,100
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% ... USD 200 211,006
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.32%), 5.80%
(a) (c) (n)
.... EUR 600 685,482
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (n)
................. USD 289 314,491

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Piraeus Bank SA , (5-Year EURIBOR ICE Swap
Rate + 3.70%), 6.13%
(a) (c) (n)
........... EUR 1,366 $ 1,566,299
Shawbrook Group plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.80%),
8.38%
(a) (c) (n)
...................... GBP 575 772,632
Societe Generale SA
(a)(n)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38%
(b)
.. USD 1,506 1,569,409
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38%
(b)
.. 645 612,545
(5-Year EURIBOR ICE Swap Rate + 3.25%),
6.00%
(c)
...................... EUR 500 576,630
Svenska Handelsbanken AB , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.05%), 4.75%
(a) (c) (n)
......... USD 400 377,742
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25% , 07/31/84
(a)
.... 661 681,205
UniCredit SpA , (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a) (c) (n)
........... EUR 1,102 1,353,371
88,354,637
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (n)
............... 1,907 2,171,292
Capital Markets — 0.3%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 ............. USD 844 814,807
Deutsche Bank AG
(c)(n)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ....................... EUR 1,200 1,378,231
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75% ....................... 1,400 1,674,466
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 2,400 2,988,965
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ....................... 600 729,046
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 2,000 2,479,572
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75% ....................... 400 472,683
Goldman Sachs Group, Inc. (The)
(n)
Series U , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65% ....................... USD 357 356,592
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ....................... 332 330,533
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... 737 745,903
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.18%),
6.50% ....................... 649 644,123
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 1,477 1,456,454
State Street Corp. , (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.93% , 06/15/47 .. 1,115 986,017
UBS Group AG
(n)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b)
.. 200 214,168
(USISSO05 + 3.08%), 7.00%
(b)
........ 1,330 1,345,337
(USISSO05 + 3.12%), 6.60%
(b)
........ 200 201,066
(USISSO05 + 3.24%), 6.63%
(b)
........ 1,267 1,263,550
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)
.. USD 2,400 $ 2,182,107
(USISSO05 + 4.16%), 7.75%
(b)
........ 1,182 1,236,505
(USISSO05 + 3.09%), 6.88%
(b)
........ 758 752,224
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b)
.. 1,633 1,866,994
(USISSO05 + 3.18%), 7.13%
(b)
........ 1,690 1,689,798
(USISSO05 + 3.30%), 7.00%
(b)
........ 1,365 1,357,590
(USISSO05 + 3.32%), 7.00%
(b)
........ 600 596,748
27,763,479
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (n)
................ 540 555,930
Consumer Finance — 0.0%
(a)(n)
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% ................... 683 681,290
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ...... 654 643,705
Volkswagen International Finance NV
(c)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ....................... EUR 200 231,501
(EUAMDB08 + 3.49%), 5.99% ......... 600 696,010
2,252,506
Diversified Telecommunication Services — 0.0%
(a)
British Telecommunications Ltd.
(c)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.28%), 6.38% , 12/03/55 ... GBP 511 689,953
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.82%), 8.38% , 12/20/83 ... 1,726 2,447,209
Telefonica Emisiones SA
(c)(n)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38% ....................... EUR 700 790,750
(EUAMDB08 + 2.13%), 4.88% ......... 400 451,042
Verizon Communications, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
6.20% , 05/14/56 ................ USD 1,000 978,654
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.81%),
6.05% , 05/14/58 ................ 827 813,214
6,170,822
Electric Utilities — 0.2%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 ............. 1,015 995,364
American Electric Power Co., Inc. , Series D ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 1.94%), 6.05% , 03/15/56 200 196,546
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 ............. 600 614,500
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(c)
........... EUR 2,700 3,141,039
Electricite de France SA , (5-Year EURIBOR ICE
Swap Rate + 2.94%), 5.13%
(c) (n)
........ 200 233,406
Enel SpA , (5-Year EURIBOR ICE Swap Rate +
1.66%), 4.13%
(c) (n)
................. 450 504,881
Entergy Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.18%),
5.88% , 06/15/56 ................ USD 240 237,328

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.10% , 06/15/56 ................ USD 200 $ 196,545
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................ 1,085 1,078,918
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................ 2,187 2,176,468
Exelon Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.98%),
6.50% , 03/15/55 .................. 100 101,492
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ 1,006 989,005
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 3,114 3,042,994
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63% , 10/01/66 ................ 2,654 2,584,934
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (n)
................ 1,715 1,831,682
Oncor Electric Delivery Co. LLC , (5-Year
EURIBOR ICE Swap Rate + 1.53%),
4.55% , 11/26/56
(c)
................. EUR 900 1,037,022
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................ USD 3,331 3,382,361
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................ 3,148 3,115,156
Sierra Pacific Power Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.64%), 6.38% , 09/15/56 ............. 128 127,286
Southern Co. (The)
Series 2025 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.07%),
6.38% , 03/15/55 ................ 316 319,940
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.99%),
6.00% , 04/01/58 ................ 600 593,930
Xcel Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.17%), 5.75% , 12/03/56 ............. 600 588,424
27,089,221
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ..... 375 359,044
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 441 432,744
Nationwide Building Society , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.85%), 7.50%
(c) (n)
................. GBP 499 693,073
1,484,861
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
(a)(b)
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54 .................. USD 229 $ 236,879
Promigas SA ESP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.63%), 7.75% , 06/24/56 ............. 1,241 1,260,484
1,497,363
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.71%), 7.63%
(a) (c) (n)
................ 636 607,380
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(b)
................. 860 896,464
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 ............. 308 313,131
Orsted A/S
(c)
(5-Year EUR Swap Annual + 1.86%),
1.50% , 02/18/3021 .............. EUR 823 825,372
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 . GBP 886 938,962
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 400 467,719
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (n)
....................... USD 1,725 1,734,218
5,175,866
Insurance — 0.1%
(a)
Achmea BV
(c)(n)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ....................... EUR 400 458,705
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ....................... 300 352,821
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75% ....................... 350 398,927
Ageas SA , (5-Year EURIBOR ICE Swap Rate +
3.04%), 5.88%
(c) (n)
................. 200 233,265
Athene Holding Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88% , 06/28/55 ............. USD 100 94,456
Athora Netherlands NV , (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(c) (n)
........ EUR 863 1,059,916
AXA SA , (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(c) (n)
................. 400 474,849
BNP Paribas Cardif SA
(c)(n)
(5-Year EURIBOR ICE Swap Rate + 3.21%),
6.13% ....................... 500 583,985
(5-Year EURIBOR ICE Swap Rate + 3.37%),
6.00% ....................... 2,800 3,212,824
BUPA Finance plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(c) (n)
....................... GBP 466 532,689
Legal & General Group plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(c) (n)
................. 793 1,029,921
MetLife, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.82%),
5.85% , 03/15/56 .................. USD 300 292,478
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(c) (n)
................ EUR 1,839 2,154,017

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Prudential Financial, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.50% , 03/15/54 ................ USD 300 $ 306,920
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.78%),
6.25% , 06/15/56 ................ 910 901,453
Standard Life plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.19%), 8.50%
(c) (n)
................. 600 634,873
Unipol Assicurazioni SpA , (5-Year EURIBOR ICE
Swap Rate + 3.24%), 6.00%
(c) (n)
........ EUR 614 711,832
13,433,931
Multi-Utilities — 0.1%
(a)
CenterPoint Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.22%), 5.95% , 04/01/56 ............. USD 200 197,826
CMS Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.96%), 6.50% , 06/01/55 ............. 200 202,349
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 290 302,570
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15% , 12/15/56 ................ 370 366,042
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% , 11/30/54 ................ 113 116,125
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75% , 07/15/56 ................ 100 98,493
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.40% , 10/01/54 ................ 200 199,008
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................ 3,988 4,048,649
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.38% , 04/01/56 ................ 400 401,241
Veolia Environnement SA , (5-Year EURIBOR
ICE Swap Rate + 1.84%), 4.32%
(c) (n)
..... EUR 500 563,478
6,495,781
Oil, Gas & Consumable Fuels — 0.3%
(a)
Enbridge, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 .................. USD 907 955,043
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(n)
...................... 1,655 1,654,602
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(n)
...................... 3,215 3,299,726
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 1,768 1,855,445
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 332 339,029
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co.
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
5.88% , 03/15/56 ................ USD 300 $ 296,413
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
6.20% , 03/15/56 ................ 100 99,502
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (n)
....................... 4,713 4,830,816
TransCanada PipeLines Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.25%),
6.13% , 10/17/56 ................ 400 399,702
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
7.00% , 06/01/65 ................ 100 102,603
Var Energi ASA
(c)
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86% , 11/15/83 ................ EUR 1,078 1,342,737
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95% , 04/29/86 ................ 600 685,042
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (n)
................. USD 5,544 5,521,713
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c) (n)
..... EUR 290 342,872
21,725,245
Paper & Forest Products — 0.0%
Stora Enso OYJ
(a)(c)(n)
(5-Year EURIBOR ICE Swap Rate + 2.84%),
5.63% ....................... 300 349,820
(5-Year EURIBOR ICE Swap Rate + 3.12%),
5.88% ....................... 250 291,609
641,429
Pharmaceuticals — 0.1%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ 1,500 1,735,571
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 200 240,682
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 1,400 1,748,602
3,724,855
Real Estate Management & Development — 0.1%
Aroundtown Finance SARL
(a)(c)(n)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ....................... 2,961 3,246,526
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13% ....................... 550 589,682
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (c) (n)
.......... 2,025 2,300,940
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (c) (n)
.................... 900 926,965
7,064,113
Wireless Telecommunication Services — 0.0%
(a)(c)
SoftBank Group Corp. , (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50% , 10/29/62 ... 997 1,020,119
Telefonica Europe BV
(n)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,452,240

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(EUAMDB08 + 3.12%), 5.75% ......... EUR 700 $ 837,424
3,309,783
Total Capital Trusts — 2 .2%
(Cost: $ 216,466,914 ) .............................. 224,852,238
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) .. 1,044 34,651
Chemicals — 0.0%
FUCHS SE (Preference) ............... 7,724 358,014
Financial Services — 0.0%
Labels Buyer LLC , 12.00% ............. 706 561,270
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 1,487 129,635
IT Services — 0.0%
(e)
Veritas Newco
(f)
..................... 2,876 57,524
Veritas Newco, Series G-1 .............. 1,987 39,732
97,256
Machinery — 0.0%
Jungheinrich AG (Preference) ........... 7,821 220,331
Total Preferred Stocks — 0.0%
(Cost: $ 1,381,844 ) ............................... 1,401,157
Total Preferred Securities — 2 .2%
(Cost: $ 217,848,758 ) .............................. 226,253,395
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................ USD 4,627 4,359,381
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ,
2.02% , 05/01/30 .................. 3,831 3,483,395
Total U.S. Government Sponsored Agency Securities — 0 .1%
(Cost: $ 8,120,176 ) ............................... 7,842,776
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 96.4%
(Cost: $ 9,745,493,184 ) ............................ 10,048,830,781
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.2%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills ,
14.30% , 10/01/26
(s)
................ BRL 78 $ 15,040,813
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills , 25.15% ,
12/01/26
(s)
...................... EGP 310,000 5,588,667
Mexico — 0.0%
Mexico Cetes , 217.66% , 03/18/27
(s)
....... MXN 6,588 3,646,327
Total Foreign Government Obligations — 0 .2%
(Cost: $ 25,533,224 ) ............................... 24,275,807
Shares
Shares
Money Market Funds — 6.9%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(u)
.................. 211,683,279 211,746,785
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.58% .................... 505,807,065 505,807,065
Total Money Market Funds — 6 .9%
(Cost: $ 717,552,537 ) .............................. 717,553,850
Total Short-Term Securities — 7.1%
(Cost: $ 743,085,761 ) .............................. 741,829,657
Total Options Purchased — 0.0%
( Cost: $ 825,872 ) ................................. 533,496
Total Investments Before Options Written — 103 .5%
(Cost: $ 10,489,404,817 ) ............................ 10,791,193,934
Total Options Written — (0.0) %
(Premium Received — $ (739,180) ) .................... (480,495)
Total Investments Net of Options Written — 103 .5%
(Cost: $ 10,488,665,637 ) ............................ 10,790,713,439
Liabilities in Excess of Other Assets — (3.5) % ............. (365,040,280)
Net Assets — 100.0% ...............................
$ 10,425,673,159

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,146,886, representing 0.29% of its net assets as of period end, and an original cost of $30,327,429.
(n)
Perpetual security with no stated maturity date.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (45,063,042)
(a)
$ (6,197) $ (13,438) $ 211,746,785 211,683,279 $ 1,540,652
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 — (146,806,351)
(a)
— — 505,807,065 505,807,065 19,503,959 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 199,780,796 — (200,330,461) 1,957,582 (1,407,917) — — 1,085,714 —
iShares 5-10 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 219,135,324 — (222,081,648) 2,699,359 246,965 — — 3,819,001 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF
(c)
.............. 304,953,227 44,653,827 (361,645,692) 27,796,083 (15,757,445) — — 216,311 —
iShares Core MSCI Emerging
Markets ETF
(c)
......... — 213,010,345 (244,631,469) 31,621,124 — — — 3,609,117 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — (2,385,664) 210,680,656 2,650,738 12,476,726 —
iShares MSCI Australia ETF
(c)
— 22,950,823 (24,783,527) 1,832,704 — — — 362,620 —
$ 66,294,289 $ (19,623,635) $ 928,234,506 $ 42,807,298 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl Interest Rate Put Options, Strike Price EUR 113.50 ............................ 74 08/21/26 $ 17 $ 5,838
Euro-Schatz ............................................................. 175 09/08/26 21,281 (42,445)
TOPIX Index ............................................................. 647 09/10/26 159,891 2,250,739
GBP Currency ............................................................ 902 09/14/26 76,005 444,359
MSCI Emerging Markets Index ................................................. 2,134 09/18/26 175,233 (12,520,666)
S&P 500 E-Mini Index ....................................................... 1,481 09/18/26 556,800 (2,713,844)
U.S. Treasury 10-Year Note ................................................... 8,980 09/21/26 971,804 (4,314,612)
U.S. Treasury Ultra Bond ..................................................... 1,686 09/21/26 185,565 (5,166,809)
U.S. Treasury 5-Year Note .................................................... 21,415 09/30/26 2,272,500 (10,594,408)
(32,651,848)
Short Contracts
Euro-Bobl Interest Rate Call Options, Strike Price EUR 114.75 ............................ 37 08/21/26 2 2,298
EUR Currency ............................................................ 412 09/14/26 59,483 623,616
EURO STOXX 50 Index ..................................................... 4,169 09/18/26 306,381 (4,626,034)
MSCI EAFE Index ......................................................... 4 09/18/26 636 (12,578)
U.S. Treasury 10-Year Note ................................................... 40 09/21/26 4,329 31,192
U.S. Treasury 10-Year Ultra Note ............................................... 120 09/21/26 13,196 134,280
U.S. Treasury Long Bond ..................................................... 78 09/21/26 8,473 196,384
(3,650,842)
$ (36,302,690)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,250,836 IDR 55,703,068,117 Bank of America NA 08/03/26 $ 155,189
USD 2,060,749 IDR 35,613,861,714 Citibank NA 08/03/26 81,541
USD 2,653,461 IDR 45,364,904,036 Credit Agricole Corporate & Investment Bank SA 08/03/26 132,348
USD 589,736 IDR 10,057,948,992 Morgan Stanley & Co. International plc 08/03/26 30,775
BRL 113,345,290 USD 22,255,113 Barclays Bank plc 08/04/26 104,709
BRL 112,158,738 USD 21,458,600 Morgan Stanley & Co. International plc 08/04/26 667,148
USD 8,059,246 PLN 29,613,957 BNP Paribas SA 08/06/26 131,889
USD 2,657,456 PLN 9,868,701 HSBC Bank plc 08/06/26 15,704
PEN 36,102,381 USD 10,547,000 Citibank NA 08/12/26 72,828
MXN 196,052,000 USD 10,411,356 Morgan Stanley & Co. International plc 08/18/26 894,683
CLP 7,103,152,123 USD 7,537,221 Bank of America NA 08/24/26 103,647
CLP 2,705,669,290 USD 2,858,756 Citibank NA 08/24/26 51,735
CZK 69,445,007 USD 3,272,941 Citibank NA 08/24/26 34,028
PEN 6,802,390 USD 1,997,683 Barclays Bank plc 08/24/26 2,408
USD 10,765,649 CLP 9,961,119,440 Citibank NA 08/24/26 50,463
USD 6,393,465 INR 606,636,224 Bank of America NA 08/24/26 45,398
USD 2,036,498 MYR 8,304,840 Barclays Bank plc 08/24/26 2,472
USD 1,535,971 PEN 5,221,440 Citibank NA 08/24/26 722
USD 11,457,187 ZAR 188,865,992 Bank of America NA 08/24/26 43,607
AUD 6,109,000 USD 4,261,301 JPMorgan Chase Bank NA 08/26/26 35,348
CLP 4,761,093,150 USD 5,115,000 Deutsche Bank AG 08/26/26 6,598
CNY 21,606,572 USD 3,196,500 Barclays Bank plc 08/26/26 8,308
COP 43,636,877,100 USD 13,322,000 Citibank NA 08/26/26 437,100
CZK 158,039,631 USD 7,457,000 Citibank NA 08/26/26 68,979
HUF 3,708,205,713 USD 11,615,000 JPMorgan Chase Bank NA 08/26/26 92,744
KRW 4,254,921,540 USD 2,878,000 HSBC Bank plc 08/26/26 70,499
MXN 304,859,433 USD 17,473,500 JPMorgan Chase Bank NA 08/26/26 94,940
MYR 87,079,053 USD 21,310,000 Barclays Bank plc 08/26/26 17,928
PEN 7,260,743 USD 2,131,000 Deutsche Bank AG 08/26/26 3,702
PHP 131,844,970 USD 2,131,000 Bank of America NA 08/26/26 21,953

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 46,064,282 USD 12,149,000 Barclays Bank plc 08/26/26 $ 181,394
THB 180,206,488 USD 5,328,400 HSBC Bank plc 08/26/26 77,758
INR 1,440,705,452 USD 14,919,000 BNP Paribas SA 08/27/26 152,342
BRL 99,135,512 USD 19,327,600 Barclays Bank plc 09/02/26 77,417
USD 3,167,200 CAD 4,417,000 Canadian Imperial Bank of Commerce 09/16/26 10,283
USD 21,425,904 EUR 18,386,000 BNP Paribas SA 09/16/26 186,815
USD 276,231 EUR 237,000 HSBC Bank plc 09/16/26 2,454
USD 8,284,500 EUR 7,109,000 JPMorgan Chase Bank NA 09/16/26 72,345
EGP 29,490,000 USD 564,834 Citibank NA 09/17/26 781
USD 8,375,682 BRL 42,670,748 JPMorgan Chase Bank NA 10/02/26 74,705
USD 457,092 BRL 2,329,251 Morgan Stanley & Co. International plc 10/02/26 3,970
RON 19,617,867 USD 4,262,000 HSBC Bank plc 10/13/26 31,616
AUD 17,914,000 USD 12,418,171 Bank of New York Mellon 10/15/26 171,136
CAD 12,236,000 USD 8,689,996 Barclays Bank plc 10/15/26 67,143
CHF 1,320,000 USD 1,643,138 Barclays Bank plc 10/15/26 2,883
EUR 1,775,000 USD 2,033,891 Barclays Bank plc 10/15/26 18,932
EUR 1,568,000 USD 1,802,747 Citibank NA 10/15/26 10,677
EUR 2,294,000 USD 2,637,381 UBS AG 10/15/26 15,676
GBP 659,000 USD 883,498 Barclays Bank plc 10/15/26 4,668
GBP 142,000 USD 189,096 Citibank NA 10/15/26 2,284
NZD 244,000 USD 143,134 Bank of New York Mellon 10/15/26 901
NZD 2,643,000 USD 1,538,357 Deutsche Bank AG 10/15/26 21,830
NZD 4,032,000 USD 2,333,832 Westpac Banking Corp. 10/15/26 46,293
USD 505,183 GBP 374,000 Barclays Bank plc 10/15/26 1,125
USD 1,628,299 HKD 12,732,000 UBS AG 10/15/26 857
USD 692,901 HKD 5,415,000 Westpac Banking Corp. 10/15/26 740
EUR 53,581 USD 61,451 HSBC Bank plc 10/16/26 519
USD 1,992,711 PEN 6,771,430 Citibank NA 10/23/26 6,818
USD 6,396,417 CLP 5,791,316,200 Citibank NA 11/09/26 161,637
USD 4,280,161 CLP 3,824,922,950 HSBC Bank plc 11/09/26 162,348
USD 6,757,980 CLP 6,017,981,360 Morgan Stanley & Co. International plc 11/09/26 279,178
5,326,918
IDR 146,739,782,859 USD 8,199,586 Deutsche Bank AG 08/03/26 (44,658)
USD 19,327,600 BRL 98,435,467 Barclays Bank plc 08/04/26 (90,935)
USD 2,131,000 BRL 11,030,056 Citibank NA 08/04/26 (44,918)
USD 21,685,615 BRL 113,345,290 Morgan Stanley & Co. International plc 08/04/26 (674,207)
USD 2,908,722 CHF 2,360,000 Barclays Bank plc 08/17/26 (14,633)
USD 3,108,674 CHF 2,540,000 BNP Paribas SA 08/17/26 (37,647)
USD 409,629,100 EUR 359,150,000 Deutsche Bank AG 08/17/26 (4,741,726)
USD 62,941,435 GBP 47,120,000 Goldman Sachs International 08/17/26 (563,568)
USD 6,271,451 ZAR 108,829,922 Citibank NA 08/17/26 (309,210)
USD 22,000,506 MXN 392,104,000 HSBC Bank plc 08/18/26 (611,572)
USD 4,236,992 MXN 74,376,060 Standard Chartered Bank 08/18/26 (52,169)
USD 675,762 MXN 11,865,746 Toronto Dominion Bank 08/18/26 (8,518)
USD 1,004 CNY 6,789 Citibank NA 08/24/26 (3)
USD 4,140,728 COP 13,601,463,737 Credit Agricole Corporate & Investment Bank SA 08/24/26 (150,030)
USD 4,563,647 CZK 96,529,127 Bank of America NA 08/24/26 (33,068)
USD 475,632 CZK 10,150,305 Citibank NA 08/24/26 (7,725)
USD 372,798 CZK 7,925,573 Credit Agricole Corporate & Investment Bank SA 08/24/26 (4,618)
USD 762,126 CZK 16,249,204 Deutsche Bank AG 08/24/26 (11,661)
USD 10,172,073 HUF 3,235,885,562 JPMorgan Chase Bank NA 08/24/26 (45,404)
USD 936,897 MXN 16,355,699 Barclays Bank plc 08/24/26 (5,815)
USD 8,341,279 MXN 145,640,229 JPMorgan Chase Bank NA 08/24/26 (53,153)
USD 3,434,863 PHP 212,250,460 Morgan Stanley & Co. International plc 08/24/26 (31,362)
USD 2,494,146 PLN 9,455,164 BNP Paribas SA 08/24/26 (36,805)
USD 10,942,120 RON 50,307,270 HSBC Bank plc 08/24/26 (97,428)
USD 950,001 UYU 38,308,772 Citibank NA 08/24/26 (2,598)
CLP 1,966,875,622 USD 2,131,000 Citibank NA 08/26/26 (15,195)
COP 3,313,705,000 USD 1,065,500 BNP Paribas SA 08/26/26 (20,659)
COP 6,715,739,950 USD 2,131,000 Citibank NA 08/26/26 (13,466)
COP 3,337,146,000 USD 1,065,500 Deutsche Bank AG 08/26/26 (13,268)
HUF 158,375,280 EUR 434,000 Bank of America NA 08/26/26 (885)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 338,030,940 USD 2,131,000 Barclays Bank plc 08/26/26 $ (2,650)
USD 2,075,787 AUD 2,956,000 Barclays Bank plc 08/26/26 (3,259)
USD 2,526,053 AUD 3,617,490 BNP Paribas SA 08/26/26 (18,240)
USD 3,197,000 CAD 4,498,965 Deutsche Bank AG 08/26/26 (15,396)
USD 5,754,500 COP 18,793,333,825 Bank of America NA 08/26/26 (171,207)
USD 2,131,000 COP 7,002,466,000 Citibank NA 08/26/26 (76,940)
USD 449,941 EUR 393,742 JPMorgan Chase Bank NA 08/26/26 (4,510)
USD 2,131,000 JPY 346,659,956 Bank of America NA 08/26/26 (51,681)
USD 2,878,000 KRW 4,202,282,920 Bank of America NA 08/26/26 (34,022)
USD 2,131,000 ZAR 35,642,467 Citibank NA 08/26/26 (22,593)
ZAR 266,536,233 USD 16,203,500 HSBC Bank plc 08/26/26 (98,823)
USD 5,037,981 PHP 311,216,220 Bank of America NA 09/01/26 (42,704)
USD 3,734,072 PHP 231,232,437 Deutsche Bank AG 09/01/26 (40,857)
USD 22,097,958 BRL 113,345,290 Barclays Bank plc 09/02/26 (88,514)
USD 13,971,239 COP 47,400,919,898 JPMorgan Chase Bank NA 09/08/26 (927,960)
USD 6,852 EUR 6,000 BNP Paribas SA 09/16/26 (79)
USD 268,872 EUR 235,000 Canadian Imperial Bank of Commerce 09/16/26 (2,595)
USD 884,125 EUR 771,000 Goldman Sachs International 09/16/26 (6,517)
USD 1,705,911 GBP 1,271,000 BNP Paribas SA 09/16/26 (7,041)
USD 323,461 GBP 241,000 JPMorgan Chase Bank NA 09/16/26 (1,339)
IDR 229,905,066,000 USD 12,786,000 HSBC Bank plc 09/17/26 (88,573)
USD 1,141,410 RON 5,272,786 Citibank NA 09/29/26 (13,498)
USD 1,474,819 RON 6,819,914 Deutsche Bank AG 09/29/26 (18,959)
USD 342,816 RON 1,579,404 HSBC Bank plc 09/29/26 (3,124)
USD 1,279,000 INR 123,832,780 HSBC Bank plc 10/01/26 (11,918)
CAD 225,000 USD 161,086 UBS AG 10/15/26 (57)
CHF 833,000 USD 1,041,357 Barclays Bank plc 10/15/26 (2,618)
CHF 482,000 USD 602,575 UBS AG 10/15/26 (1,528)
HKD 3,527,000 USD 451,257 Bank of America NA 10/15/26 (426)
HKD 10,357,000 USD 1,325,050 Bank of New York Mellon 10/15/26 (1,188)
HKD 9,139,000 USD 1,168,318 Bank of New York Mellon 10/15/26 (145)
USD 2,416,788 AUD 3,472,000 Deutsche Bank AG 10/15/26 (23,207)
USD 1,209,388 CAD 1,701,000 Barclays Bank plc 10/15/26 (7,995)
USD 20,223,098 EUR 17,635,000 Deutsche Bank AG 10/15/26 (172,132)
USD 493,222 GBP 368,000 Bank of America NA 10/15/26 (2,749)
USD 1,415,080 GBP 1,054,000 Barclays Bank plc 10/15/26 (5,447)
USD 574,400 GBP 427,000 Deutsche Bank AG 10/15/26 (1,088)
USD 526,334 HKD 4,118,000 UBS AG 10/15/26 (41)
USD 3,897,952 JPY 626,139,000 Bank of New York Mellon 10/15/26 (60,561)
USD 231,423 JPY 37,585,000 Barclays Bank plc 10/15/26 (6,193)
USD 231,495 JPY 37,609,000 Deutsche Bank AG 10/15/26 (6,273)
USD 649,285 KRW 973,684,000 Citibank NA 10/15/26 (26,195)
USD 3,510,962 SGD 4,506,000 UBS AG 10/15/26 (21,244)
USD 11,243,919 EUR 9,804,266 Citibank NA 10/16/26 (95,357)
USD 5,929,099 EUR 5,169,797 HSBC Bank plc 10/16/26 (50,111)
USD 1,213,653 PEN 4,178,000 Barclays Bank plc 10/23/26 (11,651)
USD 1,370,718 PEN 4,748,440 Citibank NA 10/23/26 (21,882)
(10,007,991)
$ (4,681,073)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch BNP Paribas SA 09/28/26 USD 1.17 USD 1.17 EUR 281 $ 92,017
Put
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 273 9

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
EUR Currency ................ One-Touch Barclays Bank plc 08/13/26 USD 1.13 USD 1.13 EUR 224 $ 5,883
EUR Currency ................ Down and Out JPMorgan Chase Bank NA 08/26/26 USD 1.13 USD 1.11 EUR 3,749 1,943
EUR Currency ................ One-Touch BNP Paribas SA 10/19/26 HUF 351.00 HUF 351.00 EUR 279 28,265
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 273 10,998
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 362 4,867
51,965
$ 143,982
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Morgan Stanley & Co. International plc 08/04/26 USD 0.70 AUD 5,912 $ 27,143
USD Currency ........................... JPMorgan Chase Bank NA 08/10/26 CLP 975.00 USD 3,197 1,460
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 4,262 1
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 4,262 13,049
USD Currency ........................... Morgan Stanley & Co. International plc 09/28/26 ZAR 17.40 USD 2,131 9,767
USD Currency ........................... JPMorgan Chase Bank NA 10/01/26 KRW 1,460.00 USD 4,262 53,580
105,000
Put
AUD Currency ........................... Morgan Stanley & Co. International plc 08/06/26 USD 0.69 AUD 9,217 1,511
USD Currency ........................... HSBC Bank plc 08/06/26 ZAR 16.25 USD 4,262 2,869
USD Currency ........................... Bank of America NA 08/11/26 THB 33.50 USD 4,262 27,693
EUR Currency ........................... Citibank NA 08/13/26 USD 1.14 EUR 9,311 10,788
EUR Currency ........................... Citibank NA 08/25/26 USD 1.13 EUR 5,613 6,132
USD Currency ........................... JPMorgan Chase Bank NA 08/27/26 HUF 315.00 USD 4,262 38,149
USD Currency ........................... BNP Paribas SA 09/11/26 COP 3,300.00 USD 4,262 184,893
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 8,524 12,479
284,514
$ 389,514
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 90 11/13/26 USD 95.94 USD 22,500 $ (37,688)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 2,131 $ —
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 3,197 (1,460)
USD Currency ............................. Citibank NA 08/11/26 COP 4,150.00 USD 2,131 (1)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 4,262 (31,596)
USD Currency ............................. Barclays Bank plc 09/04/26 TRY 49.00 USD 2,131 (17,456)
USD Currency ............................. Barclays Bank plc 09/08/26 INR 96.15 USD 3,197 (16,133)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 2,131 (4,909)
USD Currency ............................. HSBC Bank plc 09/22/26 CNH 6.74 USD 21,310 (54,119)
EUR Currency ............................. JPMorgan Chase Bank NA 09/28/26 HUF 370.00 EUR 1,871 (20,746)
USD Currency ............................. Bank of America NA 09/28/26 ZAR 17.40 USD 2,131 (9,767)
USD Currency ............................. Barclays Bank plc 10/01/26 COP 3,500.00 USD 2,131 (7,494)
USD Currency ............................. JPMorgan Chase Bank NA 10/01/26 KRW 1,500.00 USD 6,393 (33,954)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. BNP Paribas SA 10/13/26 COP 3,400.00 USD 2,131 $ (17,766)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 3,622 (31,307)
–
(246,708)
–
Put
USD Currency ............................. Deutsche Bank AG 08/06/26 ZAR 16.25 USD 4,262 (2,869)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 3,197 (103,686)
USD Currency ............................. BNP Paribas SA 09/11/26 COP 3,200.00 USD 4,262 (89,544)
–
(196,099)
–
$ (442,807)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V2 ..................... 5 .00 % Quarterly 06/20/31 USD 21,646 $ (1,758,245) $ (1,287,401) $ (470,844)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 98,848 $ 81,585 $ 17,263
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 Quarterly 06/20/31 B+ USD 23,265 1,889,721 1,804,532 85,189
$ 1,988,569 $ 1,886,117 $ 102,452
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 148,225 $ (5,072) $ — $ (5,072)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 82,816 (6,151) — (6,151)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 101,850 (54,421) — (54,421)
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 33,950 (17,744) — (17,744)
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 203,782 21,710 — 21,710
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 16,490,740 15,972 — 15,972
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 23,072,485 63,365 — 63,365
3-mo. CD_KSDA Quarterly 3.96% Quarterly 09/16/26
(a)
09/16/28 KRW 34,652,924 86,279 — 86,279
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 233,492 (25,143) — (25,143)
3-mo. JIBAR Quarterly 7.29% Quarterly 09/16/26
(a)
09/16/28 ZAR 33,629 (8,147) — (8,147)
7.57% Annual 1-day ZARONIA Annual 09/16/26
(a)
09/16/29 ZAR 170,768 — — —
4.25% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/29 PLN 31,726 — — —
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 12,733,733 (78,688) — (78,688)
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,828 17,304 — 17,304

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,798 $ 18,000 $ — $ 18,000
3.74% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/31 PLN 22,775 158,932 — 158,932
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 32,483 (12,053) — (12,053)
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 65,949 (23,756) — (23,756)
6-mo. PRIBOR Semi-Annual 4.37% Annual N/A 06/17/31 CZK 51,473 (11,746) — (11,746)
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 115,461 (10,104) — (10,104)
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 11,477 2,821 — 2,821
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 11,477 3,318 — 3,318
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 453,464 30,961 — 30,961
4.40% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 8,842 (2,708) — (2,708)
7.66% Monthly 1-day TIIEOIS Monthly N/A 07/09/31 MXN 84,856 22,309 — 22,309
6-mo. PRIBOR Semi-Annual 4.23% Annual 09/16/26
(a)
09/16/31 CZK 100,719 (64,455) — (64,455)
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 35,813 (31,426) — (31,426)
4.57% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 50,756 (4,389) — (4,389)
3.98% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 17,779 89,187 — 89,187
1-day ZARONIA Annual 8.11% Annual 09/16/26
(a)
09/16/33 ZAR 65,138 9,288 — 9,288
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 3,847,840 45,103 — 45,103
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 150,412 7,508 — 7,508
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 149,761 8,291 — 8,291
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 152,735 10,204 — 10,204
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 168,778 (56,870) — (56,870)
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 45,499 (13,070) — (13,070)
$ 184,609 $ — $ 184,609
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Petroleos Mexicanos ....... 1 .00 % Quarterly Goldman Sachs International 12/20/30 USD 226 $ 9,631 $ 11,135 $ (1,504)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 11,820 (56,655) (25,510) (31,145)
Conagra Brands, Inc. ....... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 3,900 (19,525) (16,855) (2,670)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 8,400 (42,054) 39,617 (81,671)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 991 (22,295) (12,951) (9,344)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (87,465) (50,995) (36,470)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (87,465) (50,995) (36,470)
$ – $ – $ –
$ (305,828) $ (106,554) $ (199,274)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
TK Elevator Holdco GmbH 5 .00 % Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 $ 13,281 $ 2,829 $ 10,452
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 60,396 42,529 17,867
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 5,712 38,969 32,829 6,140
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 16,358 (13,325) 29,683
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 9,832 (6,945) 16,777
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 27,637 (19,521) 47,158

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly Citibank NA 12/20/27 NR EUR 149 $ 8,019 $ (5,831) $ 13,850
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 259 13,941 15,727 (1,786)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 16,782 (13,623) 30,405
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 12,168 (9,814) 21,982
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 359 20,068 10,865 9,203
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 414 23,142 13,915 9,227
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 720 40,247 27,994 12,253
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 400 22,359 12,309 10,050
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 184 (10,633) (10,520) (113)
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 257 (35,995) 17,997 (53,992)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 632 (88,518) 45,710 (134,228)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 1,919 1,397 522
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 1,919 1,393 526
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 8,316 5,465 2,851
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 15,174 11,347 3,827
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 16,808 12,848 3,960
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 39,919 30,352 9,567
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 25,262 18,991 6,271
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 35,366 27,049 8,317
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 15,174 11,275 3,899
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 282 5,856 3,046 2,810
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 393 8,161 4,427 3,734
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,083 324,176 193,302 130,874
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 863 134,367 115,042 19,325
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 57,916 51,346 6,570
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 57,376 40,216 17,160
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 32,690 21,965 10,725
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 250 17,506 27,494 (9,988)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 280 19,607 30,006 (10,399)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 120 8,403 13,027 (4,624)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 32,911 50,308 (17,397)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 32,911 49,916 (17,005)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 32,911 50,926 (18,015)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 16,806 25,395 (8,589)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 16,806 25,509 (8,703)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 123,241 183,589 (60,348)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 44,115 66,588 (22,473)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 16,105 23,928 (7,823)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 500 88,344 64,635 23,709
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 378,816 224,970 153,846
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB- USD 2,210 (72,126) (9,489) (62,637)
Petroleos Mexicanos ... 1 .00 Quarterly BNP Paribas SA 12/20/30 BBB USD 226 (9,631) (16,756) 7,125

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly Bank of America NA 12/20/30 BB+ USD 1,124 $ 16,083 $ 110 $ 15,973
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 180 2,575 18 2,557
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 120 1,717 12 1,705
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 364 45,376 38,676 6,700
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 377 56,350 43,151 13,199
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 470 32,381 37,849 (5,468)
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,421 151,224 111,591 39,633
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 296 31,500 23,245 8,255
ION Platform Finance SARL 5 .00 Quarterly BNP Paribas SA 06/20/31 B+ EUR 254 (49,528) (56,982) 7,454
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 709 75,758 80,705 (4,947)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 798 120,933 80,810 40,123
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 261 47,240 43,518 3,722
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 261 47,240 43,863 3,377
$ 2,294,026 $ 1,949,198 $ 344,828
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 12.38% Quarterly
Morgan Stanley & Co.
International plc N/A 06/17/28 COP 28,352,073 $ 158,872 $ — $ 158,872
1-day CLICP Semi-Annual 4.77% Semi-Annual Barclays Bank plc 09/16/26
(a)
09/16/28 CLP 7,498,765 (18,450) — (18,450)
1-day IBR Quarterly 11.00% Quarterly Citibank NA 09/16/26
(a)
09/16/28 COP 6,037,952 (8,070) — (8,070)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 4,151,356 (967) — (967)
5.06% Semi-Annual 1-day CLICP Semi-Annual
Morgan Stanley & Co.
International plc N/A 06/17/31 CLP 2,211,187 10,194 — 10,194
11.10% Quarterly 1-day IBR Quarterly Citibank NA N/A 06/17/33 COP 8,218,562 (95,231) — (95,231)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 1,859,511 20,727 — 20,727
$ 67,075 $ — $ 67,075
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01%
1-day IBR ........................................... Colombian Reference Banking Indicator 11 .19
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .41
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .55
1-day ZARONIA ....................................... South African Rand Overnight Index Average 6 .86

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .95%
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .98
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .55
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .95
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .74
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,886,117 $ (1,287,401) $ 713,004 $ (896,787) $ —
OTC Swaps ..................................................... 2,162,756 (320,112) 983,156 (770,527) —
Options Written ................................................... N/A N/A 366,651 (107,966) (480,495)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,250,739 $ 1,067,975 $ 369,992 $ — $ 3,688,706
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 5,326,918 — — 5,326,918
Options purchased
Investments at value — unaffiliated
(b)
............ — — — 533,496 — — 533,496
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 102,452 — — 610,552 — 713,004
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 2,956,119 — — 189,793 — 3,145,912
$ — $ 3,058,571 $ 2,250,739 $ 6,928,389 $ 1,170,337 $ — $ 13,408,036
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 19,873,122 $ — $ 20,118,274 $ — $ 39,991,396
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 10,007,991 — — 10,007,991
Options written
Options written at value ..................... — — — 442,807 37,688 — 480,495
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 470,844 — — 425,943 — 896,787
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 967,921 — — 122,718 — 1,090,639
$ — $ 1,438,765 $ 19,873,122 $ 10,450,798 $ 20,704,623 $ — $ 52,467,308
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (16,123,591) $ (29,837,866) $ (39,682,120) $ — $ (85,643,577)
Forward foreign currency exchange contracts .... — — — 3,814,876 — — 3,814,876
Options purchased
(a)
..................... — — 477,890 (3,357,010) (24,565) — (2,903,685)
Options written ........................ — — 13,553 2,267,073 105,537 — 2,386,163
Swaps .............................. — (55,676) 56,951 — 166,562 — 167,837
$ — $ (55,676) $ (15,575,197) $ (27,112,927) $ (39,434,586) $ — $ (82,178,386)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (17,700,301) $ 16,018,596 $ (26,143,116) $ — $ (27,824,821)
Forward foreign currency exchange contracts .... — — — (14,870,653) — — (14,870,653)
Options purchased
(b)
..................... — — — (292,376) — — (292,376)
Options written ........................ — — — 254,895 3,790 — 258,685
Swaps .............................. — (771,379) — — (423,510) — (1,194,889)
$ — $ (771,379) $ (17,700,301) $ 1,110,462 $ (26,562,836) $ — $ (43,924,054)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,353,557,709
Average notional value of contracts — short ................................................................................. 282,653,646
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 763,052,112
Average amounts sold — in USD ........................................................................................ 253,896,019
Options
Average value of option contracts purchased ................................................................................ 563,887
Average value of option contracts written ................................................................................... 488,864
Average notional value of swaption contracts written ........................................................................... 2,039,979
Credit default swaps
Average notional value — buy protection ................................................................................... 53,911,396
Average notional value — sell protection ................................................................................... 53,328,913
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 48,596,133
Average notional value — receives fixed rate ................................................................................ 60,283,883
Total return swaps
Average notional value ............................................................................................... 16,750,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 6,647,255 $ 14,142,984
Forward f oreign currency exchange contracts ................................................................. 5,326,918 10,007,991
Options
(a)
......................................................................................... 533,496 480,495
Swaps — centrally cleared .............................................................................. — 1,461
Swaps — OTC
(b)
..................................................................................... 3,145,912 1,090,639
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 15,653,581 $ 25,723,570
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(6,647,255) (14,182,133)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,006,326 $ 11,541,437
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Bank of America NA ............................... $ 1,294,780 $ (454,554) $ (840,226) $ — $ —
Bank of New York Mellon ........................... 172,037 (61,894) — — 110,143
Barclays Bank plc ................................ 570,203 (325,709) — (244,494) —
BNP Paribas SA ................................. 1,193,620 (312,152) — (470,000) 411,468
Canadian Imperial Bank of Commerce .................. 10,283 (2,595) — — 7,688
Citibank NA ..................................... 1,010,363 (867,308) — (143,055) —
Credit Agricole Corporate & Investment Bank SA ............ 132,348 (132,348) — — —
Deutsche Bank AG ................................ 228,748 (228,748) — — —
Goldman Sachs International ......................... 445,259 (445,259) — — —
HSBC Bank plc .................................. 376,246 (376,246) — — —
JPMorgan Chase Bank NA .......................... 1,320,886 (1,320,886) — — —
Morgan Stanley & Co. International plc .................. 2,187,987 (716,843) — (490,000) 981,144
UBS AG ....................................... 16,533 (16,533) — — —
Westpac Banking Corp. ............................ 47,033 — — — 47,033
$ 9,006,326 $ (5,261,075) $ (840,226) $ (1,347,549) $ 1,557,476
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA ............................... $ 454,554 $ (454,554) $ — $ — $ —
Bank of New York Mellon ........................... 61,894 (61,894) — — —
Barclays Bank plc ................................ 325,709 (325,709) — — —
BNP Paribas SA ................................. 312,152 (312,152) — — —
Canadian Imperial Bank of Commerce .................. 2,595 (2,595) — — —
Citibank NA ..................................... 867,308 (867,308) — — —
Credit Agricole Corporate & Investment Bank SA ............ 154,648 (132,348) — — 22,300
Deutsche Bank AG ................................ 5,097,562 (228,748) — — 4,868,814
Goldman Sachs International ......................... 729,713 (445,259) — — 284,454
HSBC Bank plc .................................. 1,016,635 (376,246) — — 640,389
JPMorgan Chase Bank NA .......................... 1,686,671 (1,320,886) — (365,785) —
Morgan Stanley & Co. International plc .................. 716,843 (716,843) — — —
Standard Chartered Bank ........................... 83,765 — — — 83,765
Toronto Dominion Bank ............................. 8,518 — — — 8,518
UBS AG ....................................... 22,870 (16,533) — — 6,337
$ 11,541,437 $ (5,261,075) $ — $ (365,785) $ 5,914,577
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,162,901,293 $ — $ 1,162,901,293
Common Stocks
Aerospace & Defense .................................... 59,480,684 38,394,824 — 97,875,508
Air Freight & Logistics .................................... 9,102,422 1,971,342 — 11,073,764
Automobile Components .................................. 629,595 2,438,696 — 3,068,291
Automobiles .......................................... — 4,801,452 — 4,801,452
Banks ............................................... 81,515,962 175,480,797 110 256,996,869
Beverages ........................................... 22,273,708 2,131,245 — 24,404,953
Biotechnology ......................................... 16,447,487 2,632,470 — 19,079,957
Broadline Retail ........................................ 56,782,215 2,429,928 — 59,212,143
Building Products ....................................... 12,915,721 7,430,615 — 20,346,336
Capital Markets ........................................ 42,316,971 17,237,554 — 59,554,525
Chemicals ............................................ 20,215,452 12,420,659 — 32,636,111
Commercial Services & Supplies ............................. 4,392,033 6,092,818 — 10,484,851
Communications Equipment ................................ 10,578,192 1,508,635 — 12,086,827
Construction & Engineering ................................ 4,557,002 13,133,162 523,350 18,213,514
Construction Materials .................................... — 4,002,669 — 4,002,669
Consumer Finance ...................................... 8,802,918 949,249 — 9,752,167
Consumer Staples Distribution & Retail ........................ 16,943,030 3,227,528 — 20,170,558
Containers & Packaging .................................. 8,162,099 9,667 — 8,171,766
Diversified Consumer Services .............................. — 35,622 — 35,622
Diversified REITs ....................................... 6,876,301 14,443,728 — 21,320,029
Diversified Telecommunication Services ........................ 20,803,273 9,904,082 — 30,707,355
Electric Utilities ........................................ 168,001,345 22,757,312 — 190,758,657
Electrical Equipment ..................................... 12,471,607 26,230,815 — 38,702,422
Electronic Equipment, Instruments & Components ................. 10,492,694 6,077,619 — 16,570,313
Energy Equipment & Services .............................. 3,527,689 167,074 — 3,694,763
Entertainment ......................................... 4,356,830 905,930 — 5,262,760
Financial Services ...................................... 12,066,913 3,279,792 629,429 15,976,134
Food Products ......................................... 10,864,478 7,340,695 — 18,205,173
Gas Utilities ........................................... 8,852,190 5,258,408 — 14,110,598
Ground Transportation ................................... 58,681,708 6,249,871 — 64,931,579
Health Care Equipment & Supplies ........................... 32,152,002 5,980,357 — 38,132,359
Health Care Providers & Services ............................ 47,932,628 1,168,520 — 49,101,148
Health Care REITs ...................................... 30,505,092 3,655,149 — 34,160,241
Hotel & Resort REITs .................................... 1,014,825 1,854,813 — 2,869,638
Hotels, Restaurants & Leisure .............................. 8,680,571 4,629,422 126,784 13,436,777
Household Durables ..................................... 22,265 4,287,654 — 4,309,919
Household Products ..................................... 2,099,295 1,439,656 — 3,538,951
Independent Power and Renewable Electricity Producers ............ 4,421,397 9,695,260 — 14,116,657
Industrial Conglomerates .................................. 1,126,588 19,075,561 — 20,202,149
Industrial REITs ........................................ 23,775,865 19,040,187 — 42,816,052
Insurance ............................................ 26,081,243 22,013,508 — 48,094,751
Interactive Media & Services ............................... 86,293,063 766,155 — 87,059,218
IT Services ........................................... 16,090,553 8,034,115 165,821 24,290,489
Leisure Products ....................................... 2,888,185 78,217 — 2,966,402
Life Sciences Tools & Services .............................. 8,005,231 1,509,317 — 9,514,548
Machinery ............................................ 24,926,175 28,817,705 — 53,743,880
Marine Transportation .................................... 463,083 510,570 — 973,653
Media ............................................... 10,074,495 1,773,576 — 11,848,071
Metals & Mining ........................................ 6,184,125 14,052,141 76 20,236,342
Multi-Utilities .......................................... 42,697,813 11,798,565 — 54,496,378
Office REITs .......................................... 14,018,489 — — 14,018,489
Oil, Gas & Consumable Fuels ............................... 159,586,553 21,222,650 52 180,809,255
Paper & Forest Products .................................. — 13,371 — 13,371

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ 1,144,352 $ 179,839 $ — $ 1,324,191
Personal Care Products .................................. — 4,472,080 — 4,472,080
Pharmaceuticals ....................................... 34,525,035 28,064,156 — 62,589,191
Professional Services .................................... 11,291,408 6,089,381 — 17,380,789
Real Estate Management & Development ....................... — 29,081,877 8 29,081,885
Residential REITs ....................................... 34,738,879 — — 34,738,879
Retail REITs .......................................... 25,048,408 3,680,894 — 28,729,302
Semiconductors & Semiconductor Equipment .................... 86,186,599 23,554,279 — 109,740,878
Software ............................................. 98,875,952 5,526,560 — 104,402,512
Specialized REITs ...................................... 50,623,061 — — 50,623,061
Specialty Retail ........................................ 8,208,642 3,513,523 — 11,722,165
Technology Hardware, Storage & Peripherals .................... 36,044,654 1,291,252 — 37,335,906
Textiles, Apparel & Luxury Goods ............................ 903,554 9,480,887 — 10,384,441
Tobacco ............................................. 18,237,431 10,952,784 — 29,190,215
Trading Companies & Distributors ............................ — 9,208,791 — 9,208,791
Transportation Infrastructure ............................... — 55,506,698 — 55,506,698
Water Utilities ......................................... 1,863,890 8,817,634 — 10,681,524
Wireless Telecommunication Services ......................... — 5,793,427 3 5,793,430
Corporate Bonds
Aerospace & Defense .................................... — 70,605,005 — 70,605,005
Air Freight & Logistics .................................... — 1,260,269 — 1,260,269
Automobile Components .................................. — 38,006,582 — 38,006,582
Automobiles .......................................... — 18,344,916 — 18,344,916
Banks ............................................... — 146,202,705 — 146,202,705
Beverages ........................................... — 3,793,368 — 3,793,368
Biotechnology ......................................... — 17,975,539 — 17,975,539
Broadline Retail ........................................ — 17,355,321 — 17,355,321
Building Products ....................................... — 20,848,185 — 20,848,185
Capital Markets ........................................ — 64,495,536 — 64,495,536
Chemicals ............................................ — 93,876,785 — 93,876,785
Commercial Services & Supplies ............................. — 79,456,153 — 79,456,153
Communications Equipment ................................ — 1,610,458 — 1,610,458
Construction & Engineering ................................ — 9,222,640 — 9,222,640
Construction Materials .................................... — 662,702 — 662,702
Consumer Finance ...................................... — 57,502,894 — 57,502,894
Consumer Staples Distribution & Retail ........................ — 26,053,151 — 26,053,151
Containers & Packaging .................................. — 42,952,098 — 42,952,098
Distributors ........................................... — 5,214,527 — 5,214,527
Diversified Consumer Services .............................. — 9,701,002 — 9,701,002
Diversified REITs ....................................... — 9,200,319 — 9,200,319
Diversified Telecommunication Services ........................ — 143,421,643 — 143,421,643
Electric Utilities ........................................ — 95,298,401 2,939,174 98,237,575
Electrical Equipment ..................................... — 10,645,605 — 10,645,605
Electronic Equipment, Instruments & Components ................. — 8,853,326 — 8,853,326
Energy Equipment & Services .............................. — 26,523,252 — 26,523,252
Entertainment ......................................... — 5,426,298 — 5,426,298
Financial Services ...................................... — 72,872,932 10,562,873 83,435,805
Food Products ......................................... — 28,136,434 — 28,136,434
Gas Utilities ........................................... — 6,398,851 — 6,398,851
Ground Transportation ................................... — 32,111,908 — 32,111,908
Health Care Equipment & Supplies ........................... — 18,806,849 — 18,806,849
Health Care Providers & Services ............................ — 73,428,514 — 73,428,514
Health Care REITs ...................................... — 9,868,596 — 9,868,596
Health Care Technology .................................. — 2,667,756 — 2,667,756
Hotel & Resort REITs .................................... — 14,429,674 — 14,429,674
Hotels, Restaurants & Leisure .............................. — 87,943,459 8,116,517 96,059,976
Household Durables ..................................... — 22,534,631 — 22,534,631
Household Products ..................................... — 1,806,378 — 1,806,378
Independent Power and Renewable Electricity Producers ............ — 26,695,573 — 26,695,573
Industrial Conglomerates .................................. — 2,504,313 — 2,504,313
Industrial REITs ........................................ — 1,363,642 — 1,363,642
Insurance ............................................ — 81,925,137 — 81,925,137
Interactive Media & Services ............................... — 6,064,504 — 6,064,504
IT Services ........................................... — 74,806,553 730,880 75,537,433
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 514,012 $ — $ 514,012
Life Sciences Tools & Services .............................. — 1,831,742 — 1,831,742
Machinery ............................................ — 16,788,468 — 16,788,468
Media ............................................... — 87,818,447 — 87,818,447
Metals & Mining ........................................ — 53,050,839 — 53,050,839
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,626,491 — 3,626,491
Multi-Utilities .......................................... — 5,495,185 — 5,495,185
Office REITs .......................................... — 2,471,215 — 2,471,215
Oil, Gas & Consumable Fuels ............................... — 195,015,553 — 195,015,553
Paper & Forest Products .................................. — 4,316,611 — 4,316,611
Passenger Airlines ...................................... — 9,139,539 — 9,139,539
Personal Care Products .................................. — 5,374,107 — 5,374,107
Pharmaceuticals ....................................... — 83,736,090 — 83,736,090
Professional Services .................................... — 9,045,900 — 9,045,900
Real Estate Management & Development ....................... — 17,959,164 — 17,959,164
Residential REITs ....................................... — 3,879,088 — 3,879,088
Retail REITs .......................................... — 3,771,070 — 3,771,070
Semiconductors & Semiconductor Equipment .................... — 32,622,111 — 32,622,111
Software ............................................. — 63,433,123 3,441,640 66,874,763
Specialized REITs ...................................... — 18,071,395 — 18,071,395
Specialty Retail ........................................ — 34,797,811 — 34,797,811
Technology Hardware, Storage & Peripherals .................... — 4,982,221 — 4,982,221
Textiles, Apparel & Luxury Goods ............................ — 11,539,803 — 11,539,803
Tobacco ............................................. — 22,543,397 — 22,543,397
Trading Companies & Distributors ............................ — 35,568,772 — 35,568,772
Transportation Infrastructure ............................... — 3,771,887 — 3,771,887
Water Utilities ......................................... — 420,800 — 420,800
Wireless Telecommunication Services ......................... — 38,629,210 — 38,629,210
Equity-Linked Notes ...................................... — 1,625,903,571 — 1,625,903,571
Fixed Rate Loan Interests
Financial Services ...................................... — — 29,665,769 29,665,769
Health Care Technology .................................. — 3,291,274 — 3,291,274
IT Services ........................................... — — 2,423,000 2,423,000
Software ............................................. — 3,659,268 — 3,659,268
Floating Rate Loan Interests
Aerospace & Defense .................................... — 17,988,631 — 17,988,631
Air Freight & Logistics .................................... — 288,135 — 288,135
Automobile Components .................................. — 11,696,571 — 11,696,571
Automobiles .......................................... — 2,632,660 — 2,632,660
Beverages ........................................... — 1,913,552 — 1,913,552
Biotechnology ......................................... — 3,249,790 — 3,249,790
Broadline Retail ........................................ — 3,582,728 — 3,582,728
Building Products ....................................... — 7,717,618 374,615 8,092,233
Capital Markets ........................................ — 25,408,376 5,188,314 30,596,690
Chemicals ............................................ — 28,008,787 2,311,242 30,320,029
Commercial Services & Supplies ............................. — 21,611,043 1,482,291 23,093,334
Communications Equipment ................................ — 1,727,690 — 1,727,690
Construction & Engineering ................................ — 9,542,321 — 9,542,321
Construction Materials .................................... — 11,870,769 — 11,870,769
Consumer Staples Distribution & Retail ........................ — 5,286,172 — 5,286,172
Containers & Packaging .................................. — 16,710,837 — 16,710,837
Diversified Consumer Services .............................. — 3,529,891 — 3,529,891
Diversified Telecommunication Services ........................ — 16,579,673 — 16,579,673
Electric Utilities ........................................ — 5,089,879 — 5,089,879
Electrical Equipment ..................................... — 1,216,426 — 1,216,426
Electronic Equipment, Instruments & Components ................. — 3,858,021 2,616,559 6,474,580
Energy Equipment & Services .............................. — — 2,027,886 2,027,886
Entertainment ......................................... — 17,419,966 — 17,419,966
Financial Services ...................................... — 19,229,684 17,426,156 36,655,840
Food Products ......................................... — 6,503,310 — 6,503,310
Gas Utilities ........................................... — 3,276,116 — 3,276,116
Ground Transportation ................................... — 6,078,281 10,294,817 16,373,098
Health Care Equipment & Supplies ........................... — 8,603,352 — 8,603,352
Health Care Providers & Services ............................ — 17,690,744 — 17,690,744
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ — $ 4,266,138 $ 1,017,888 $ 5,284,026
Hotels, Restaurants & Leisure .............................. — 29,626,946 6,073,875 35,700,821
Household Durables ..................................... — 2,123,734 — 2,123,734
Household Products ..................................... — 1,373,333 — 1,373,333
Independent Power and Renewable Electricity Producers ............ — 4,306,509 — 4,306,509
Industrial Conglomerates .................................. — 15,253,596 — 15,253,596
Insurance ............................................ — 21,808,173 — 21,808,173
IT Services ........................................... — 19,395,844 — 19,395,844
Leisure Products ....................................... — 551,695 — 551,695
Life Sciences Tools & Services .............................. — 1,898,176 — 1,898,176
Machinery ............................................ — 22,973,164 473,813 23,446,977
Media ............................................... — 10,354,262 — 10,354,262
Multi-Utilities .......................................... — 2,348,538 — 2,348,538
Oil, Gas & Consumable Fuels ............................... — 9,043,368 — 9,043,368
Passenger Airlines ...................................... — 9,808,493 — 9,808,493
Pharmaceuticals ....................................... — 8,088,733 — 8,088,733
Professional Services .................................... — 9,888,311 — 9,888,311
Real Estate Management & Development ....................... — 602,039 — 602,039
Semiconductors & Semiconductor Equipment .................... — 3,154,765 — 3,154,765
Software ............................................. — 34,902,638 532,765 35,435,403
Specialty Retail ........................................ — 11,108,254 387,346 11,495,600
Technology Hardware, Storage & Peripherals .................... — 1,923,393 — 1,923,393
Tobacco ............................................. — 99,683 — 99,683
Trading Companies & Distributors ............................ — 8,767,706 — 8,767,706
Transportation Infrastructure ............................... — 5,230,777 1,220,298 6,451,075
Wireless Telecommunication Services ......................... — 900,969 1,077,026 1,977,995
Foreign Agency Obligations ................................. — 23,086,610 — 23,086,610
Foreign Government Obligations .............................. — 229,016,681 — 229,016,681
Investment Companies .................................... 210,680,656 — — 210,680,656
Non-Agency Mortgage-Backed Securities ........................ — 1,123,966,472 8,783,004 1,132,749,476
Preferred Securities
Automobiles .......................................... — 5,368,395 — 5,368,395
Banks ............................................... — 88,354,637 — 88,354,637
Broadline Retail ........................................ — 2,171,292 — 2,171,292
Capital Markets ........................................ — 27,763,479 — 27,763,479
Chemicals ............................................ — 358,014 — 358,014
Construction Materials .................................... — 555,930 — 555,930
Consumer Finance ...................................... — 2,252,506 — 2,252,506
Diversified Telecommunication Services ........................ — 6,170,822 — 6,170,822
Electric Utilities ........................................ — 27,089,221 — 27,089,221
Financial Services ...................................... — 2,046,131 — 2,046,131
Gas Utilities ........................................... — 1,497,363 — 1,497,363
Hotels, Restaurants & Leisure .............................. — 607,380 — 607,380
Household Products ..................................... — 129,635 — 129,635
Independent Power and Renewable Electricity Producers ............ — 5,175,866 — 5,175,866
Insurance ............................................ — 13,433,931 — 13,433,931
IT Services ........................................... — 39,732 57,524 97,256
Machinery ............................................ — 220,331 — 220,331
Multi-Utilities .......................................... — 6,495,781 — 6,495,781
Oil, Gas & Consumable Fuels ............................... — 21,725,245 — 21,725,245
Paper & Forest Products .................................. — 641,429 — 641,429
Pharmaceuticals ....................................... — 3,724,855 — 3,724,855
Real Estate Management & Development ....................... — 7,064,113 — 7,064,113
Wireless Telecommunication Services ......................... — 3,309,783 — 3,309,783
U.S. Government Sponsored Agency Securities .................... — 7,842,776 — 7,842,776
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 24,275,807 — 24,275,807
Money Market Funds ...................................... 717,553,850 — — 717,553,850
Options Purchased
Foreign currency exchange contracts ........................... — 533,496 — 533,496
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,555 10,054 11,609
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
July 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ (11,258) $ (18,649) $ (29,907)
$ 2,577,076,426 $ 8,093,436,900 $ 120,662,310 $ 10,791,175,636
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 895,815 $ — $ 895,815
Equity contracts ........................................... — 2,250,739 — 2,250,739
Foreign currency exchange contracts ............................ 1,067,975 5,326,918 — 6,394,893
Interest rate contracts ....................................... 369,992 800,345 — 1,170,337
Liabilities
Credit contracts ........................................... — (1,118,653) — (1,118,653)
Equity contracts ........................................... (19,873,122) — — (19,873,122)
Foreign currency exchange contracts ............................ — (10,450,798) — (10,450,798)
Interest rate contracts ....................................... (20,155,962) (548,661) — (20,704,623)
$ (38,591,117) $ (2,844,295) $ — $ (41,435,412)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3
(a)
..................................... — — — 6,718,788 — — — 6,718,788
Transfers out of Level 3
(b)
.................................... — — — (2,119,900) (19,926,612) (44,699) — (22,091,211)
Accrued discounts/premiums .................................. — 67,276 145,070 38,021 27,762 — — 278,129
Net realized gain (loss) ..................................... 937,343 106,605 — (461,982) — — — 581,966
Net change in unrealized appreciation (depreciation)
(c) (d)
................ (1,127,419) (218,101) (1,925,303) (943,773) 36,499 (7,190) (110,914) (4,296,201)
Purchases .............................................. 826,088 16,796,843 21,329,362 65,505,008 — — — 104,457,301
Sales ................................................. (1,940,250) (1,515,868) (17,421,533) (71,585,959) — — — (92,463,610)
Closing balance, as of July 31, 2026 .............................
$ 1,445,633 $ 25,791,084 $ 32,088,769 $ 52,504,891 $ 8,783,004 $ 57,524 $ (8,595) $ 120,662,310
Net change in unrealized appreciation (depreciation) on investments still held at
July 31, 2026
(d)
.........................................
$ (394,897) $ (210,831) $ (1,925,303) $ (961,980) $ 36,499 $ (7,190) $ (110,914) $ (3,574,616)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

July 31, 2026
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 1,577,455,809 $ 9,862,959,428
Investments, at value — affiliated
(d)
........................................................................... 119,643,441 928,234,506
Cash .............................................................................................. 1,484,017 3,359,425
Cash pledged:
Collateral — exchange-traded options written ................................................................... 162,000 630,000
Collateral — OTC derivatives ............................................................................. — 570,000
Futures contracts ..................................................................................... 24,837,740 142,292,874
Centrally cleared swaps ................................................................................. 307,000 10,564,000
Foreign currency, at value
(e)
................................................................................ 7,304,467 23,968,918
Receivables: – –
Investment s sold ..................................................................................... 4,490,741 38,043,857
Options written ....................................................................................... 4,749 24,386
Securities lending income — affiliated ....................................................................... 342 115,362
Swaps   ........................................................................................... 8,495 43,620
Capital shares sold .................................................................................... 2,535,096 10,209,111
Foreign withholding tax claims ............................................................................ — 125,651
Dividends — unaffiliated ................................................................................ 1,019,561 5,773,311
Dividends — affiliated .................................................................................. 315,839 1,594,498
Interest — unaffiliated .................................................................................. 9,429,257 63,534,438
From the Manager .................................................................................... 54,797 86,645
Variation margin on futures contracts ........................................................................ 2,511,042 6,647,255
Swap premiums paid .................................................................................... 180,267 2,162,756
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 924,238 5,326,918
OTC swaps ......................................................................................... 102,544 983,156
Unfunded floating rate loan interests ........................................................................ 240 11,609
Prepaid e xpenses ...................................................................................... 78,480 100,837
Other assets .......................................................................................... — 173,700
Total a ssets ..........................................................................................
1,752,850,162 11,107,536,261
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. 190,000 2,359,000
Collateral on securities loaned .............................................................................. 411,468 212,205,910
Options written, at value
(f)
................................................................................. 91,876 480,495

Statements of Assets and Liabilities
(continued)
July 31, 2026

Statements of Assets and Liabilities
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
Payables: – –
Investments purchased ................................................................................. 99,107,007 399,655,311
Swaps   ........................................................................................... 11 148
Accounting services fees ................................................................................ 74,203 154,416
Administration fees .................................................................................... 56,157 305,020
Capital shares redeemed ................................................................................ 6,802,885 26,257,227
Custodian fees ....................................................................................... 86,541 154,001
Deferred foreign capital gain tax ........................................................................... — 776,086
Income dividend distributions ............................................................................. 976,724 5,768,929
Interest expense ..................................................................................... 183 1,751
Investment advisory fees ................................................................................ 622,474 3,856,387
Trustees' and Officer's fees .............................................................................. 481 5,340
Other affiliate fees .................................................................................... 636 1,293
Professional fees ..................................................................................... 102,365 227,358
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 41,837 961,995
Transfer agent fees ................................................................................... 463,754 2,582,797
Other accrued expenses ................................................................................ 72,733 79,224
Variation margin on futures contracts ........................................................................ 2,507,624 14,142,984
Variation margin on centrally cleared swaps ................................................................... 2,504 1,461
Swap premiums received ................................................................................. 12,224 320,112
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 1,611,600 10,007,991
OTC swaps ......................................................................................... 57,206 770,527
Unfunded floating rate loan interests ........................................................................ 11,884 29,907
Total li abilities .........................................................................................
113,314,517 681,863,102
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,639,535,645 $ 10,425,673,159

Statements of Assets and Liabilities
(continued)
July 31, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,770,401,807 $ 11,768,264,704
Accumulated loss ...................................................................................... (130,866,162) (1,342,591,545)
NET ASSETS .........................................................................................
$ 1,639,535,645 $ 10,425,673,159
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ................................................................... $ 1,543,038,310 $ 9,567,587,470
(c)
  Securities loaned, at value ........................................................................ $ 364,982 $ 206,838,445
(d)
  Investments, at cost — affiliated ..................................................................... $ 118,919,714 $ 921,817,347
(e)
  Foreign currency, at cost ......................................................................... $ 7,211,698 $ 23,712,141
(f)
  Premiums received ............................................................................. $ 127,541 $ 739,180

Statements of Assets and Liabilities
(continued)
July 31, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
(a)
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,383,524,034 $ 5,982,959,921
Shares outstanding ...................................................................................
152,977,340 562,047,219
Net asset value .....................................................................................
$ 9.04 $ 10.64
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 125,657,478 $ 3,504,725,707
Shares outstanding ...................................................................................
13,887,902 329,631,411
Net asset value .....................................................................................
$ 9.05 $ 10.63
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 17,652,937 $ 260,572,441
Shares outstanding ...................................................................................
1,953,791 24,537,850
Net asset value .....................................................................................
$ 9.04 $ 10.62
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 112,701,196 $ 677,415,090
Shares outstanding ...................................................................................
12,454,046 63,670,058
Net asset value .....................................................................................
$ 9.05 $ 10.64
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations

Year Ended July 31, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
(a)
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 8,691,269 $ 73,827,093
Dividends — affiliated ............................................................................... 6,597,922 41,266,646
Interest — unaffiliated ............................................................................... 110,189,867 602,017,722
Securities lending income — affiliated — net ............................................................... 15,588 1,540,652
Payment-in-kind interest — unaffiliated ................................................................... 215,708 1,371,779
Foreign taxes withheld .............................................................................. (508,459) (3,146,454)
Foreign withholding tax claims ......................................................................... 48,487 343,176
Total investment income ...............................................................................
125,250,382 717,220,614
EXPENSES
Investment advisory ................................................................................ 8,534,183 54,412,363
Transfer agent — class specific ........................................................................ 1,276,482 6,770,621
Administration ................................................................................... 582,200 3,610,553
Service and distribution — class specific .................................................................. 478,855 11,843,100
Accounting services ................................................................................ 464,814 955,869
Administration — class specific ........................................................................ 290,507 2,106,495
Professional ..................................................................................... 227,330 417,355
Custodian ....................................................................................... 227,017 262,103
Registration ..................................................................................... 120,792 183,213
Printing and postage ............................................................................... 58,545 110,990
Trustees and Officer ................................................................................ 20,043 96,069
Miscellaneous .................................................................................... 125,204 226,514
Total expenses excluding interest expense ...................................................................
12,405,972 80,995,245
Interest expense .................................................................................. 8,468 57,137
Total e xpenses .....................................................................................
12,414,440 81,052,382
Less: – –
Administration fees waived by the Manager — class specific ..................................................... (284,516) (2,106,382)
Fees waived and/or reimbursed by the Manager ............................................................. (1,656,707) (7,514,530)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (621,286) (1,830,830)
Total ex penses after fees waived and/or reimbursed ............................................................
9,851,931 69,600,640
Net investment income ................................................................................
115,398,451 647,619,974
REALIZED AND UNREALIZED GAIN (LOSS) $ 43,629,010 $ 287,997,909
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 20,645,362 457,786,850
Investments — affiliated ........................................................................... 15,607,427 66,294,289
Forward foreign currency exchange contracts ............................................................. 65,597 3,814,876
Foreign currency transactions ....................................................................... 1,479,003 9,268,207
Futures contracts ................................................................................ 6,028,138 (85,643,577)
Options written ................................................................................. 447,786 2,386,163
Short sales — unaffiliated .......................................................................... — (96,635)
Swaps   ...................................................................................... 75,682 167,837
44,348,995 453,978,010
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................ 5,356,398 (103,628,994)
Investments — affiliated ........................................................................... (3,955,561) (19,623,635)
Forward foreign currency exchange contracts ............................................................. (1,636,883) (14,870,653)
Foreign currency translations ........................................................................ 235,377 1,024,305
Futures contracts ................................................................................ (658,953) (27,824,821)
Options written ................................................................................. 35,665 258,685
Swaps   ...................................................................................... (84,444) (1,194,889)
Unfunded floating rate loan interests ................................................................... (11,583) (120,099)
(719,984) (165,980,101)
Net realized and unrealized gain .........................................................................
43,629,011 287,997,909
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 159,027,462 $ 935,617,883
(a)
  Consolidated Statement of Operations.
(b)
  Net of reduction in deferred foreign capital gain tax of .........................................................
$ — $ 20,223

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
(a)
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 115,398,451 $ 86,411,229 $ 647,619,974 $ 641,606,898
Net realized gain ................................................ 44,348,995 17,872,818 453,978,010 138,329,897
Net change in unrealized appreciation (depreciation) ........................ (719,984) 2,168,136 (165,980,101) 42,586,909
Net increase in net assets resulting from operations ...........................
159,027,462 106,452,183 935,617,883 822,523,704
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ................................................... (93,002,321) (65,081,860) (403,008,045) (353,353,335)
Investor A .................................................... (9,431,874) (8,728,441) (230,533,930) (210,066,355)
Investor C .................................................... (1,279,842) (1,444,205) (16,716,759) (19,002,684)
Class K ...................................................... (14,288,099) (13,947,406) (45,245,765) (39,960,856)
Decrease in net assets resulting from distributions to shareholders .................
(118,002,136) (89,201,912) (695,504,499) (622,383,230)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
331,482,354 161,566,152 (245,915,473) (714,519,832)
NET ASSETS
Total increase (decrease) in net assets ................................... 372,507,680 178,816,423 (5,802,089) (514,379,358)
Beginning of year ..................................................
1,267,027,965 1,088,211,542 10,431,475,248 10,945,854,606
End of year ......................................................
$ 1,639,535,645 $ 1,267,027,965 $ 10,425,673,159 $ 10,431,475,248
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Institutional
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 8.78  $ 8.66  $ 8.28  $ 8.47  $ 10.23
Net investment income
(a)
...................................
0 .72  0 .66  0 .59  0 .51  0 .47
Net realized and unrealized gain (loss) ..........................
0 .27  0 .14  0 .39  ( 0 .19 ) ( 1 .54 )
Net increase (decrease) from investment operations .................. 0.99  0.80  0.98  0.32  (1.07)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .73 ) ( 0 .68 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 )
From net realized gain ..................................... —  —  —  —  ( 0 .11 )
Total distributions .......................................... (0.73) (0.68) (0.60) (0.51) (0.69)
Net asset value, end of year ................................. $ 9.04  $ 8.78  $ 8.66  $ 8.28  $ 8.47
Total Return
(c)
Based on net asset value .................................... 11.64% 9.55% 12.39% 4.18% (11.04)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.84% 0.84% 0.85% 0.84% 0.81%
Total expenses after fees waived and/or reimbursed ..................
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income .....................................
7.98% 7.54% 7.16% 6.39% 5.00%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,383,524  $ 951,371  $ 763,465  $ 844,522  $ 924,072
Portfolio turnover rate
(e)
...................................... 129% 148% 109% 66%
(f)
59%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 301% 337% 272% 189% 196%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor A
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 8.78  $ 8.67  $ 8.29  $ 8.47  $ 10.24
Net investment income
(a)
...................................
0 .69  0 .63  0 .57  0 .49  0 .45
Net realized and unrealized gain (loss) ..........................
0 .29  0 .14  0 .39  ( 0 .18 ) ( 1 .56 )
Net increase (decrease) from investment operations .................. 0.98  0.77  0.96  0.31  (1.11)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .71 ) ( 0 .66 ) ( 0 .58 ) ( 0 .49 ) ( 0 .55 )
From net realized gain ..................................... —  —  —  —  ( 0 .11 )
Total distributions .......................................... (0.71) (0.66) (0.58) (0.49) (0.66)
Net asset value, end of year ................................. $ 9.05  $ 8.78  $ 8.67  $ 8.29  $ 8.47
Total Return
(c)
Based on net asset value .................................... 11.48% 9.15% 12.10% 4.04% (11.35)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.03% 1.06% 1.06% 1.05% 1.03%
Total expenses after fees waived and/or reimbursed ..................
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income .....................................
7.70% 7.29% 6.91% 6.15% 4.74%
Supplemental Data
Net assets, end of year (000) .................................. $ 125,657  $ 115,275  $ 116,971  $ 130,935  $ 136,426
Portfolio turnover rate
(e)
...................................... 129% 148% 109% 66%
(f)
59%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 301% 337% 272% 189% 196%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor C
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 8.77  $ 8.66  $ 8.28  $ 8.46  $ 10.22
Net investment income
(a)
...................................
0 .62  0 .57  0 .51  0 .43  0 .38
Net realized and unrealized gain (loss) ..........................
0 .29  0 .13  0 .39  ( 0 .18 ) ( 1 .55 )
Net increase (decrease) from investment operations .................. 0.91  0.70  0.90  0.25  (1.17)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .64 ) ( 0 .59 ) ( 0 .52 ) ( 0 .43 ) ( 0 .48 )
From net realized gain ..................................... —  —  —  —  ( 0 .11 )
Total distributions .......................................... (0.64) (0.59) (0.52) (0.43) (0.59)
Net asset value, end of year ................................. $ 9.04  $ 8.77  $ 8.66  $ 8.28  $ 8.46
Total Return
(c)
Based on net asset value .................................... 10.67% 8.36% 11.29% 3.27% (11.94)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.82% 1.83% 1.84% 1.84% 1.80%
Total expenses after fees waived and/or reimbursed ..................
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income .....................................
6.94% 6.54% 6.16% 5.39% 4.00%
Supplemental Data
Net assets, end of year (000) .................................. $ 17,653  $ 18,882  $ 24,119  $ 28,629  $ 35,475
Portfolio turnover rate
(e)
...................................... 129% 148% 109% 66%
(f)
59%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 301% 337% 272% 189% 196%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Class K
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 8.79  $ 8.67  $ 8.29  $ 8.47  $ 10.24
Net investment income
(a)
...................................
0 .72  0 .66  0 .60  0 .52  0 .48
Net realized and unrealized gain (loss) ..........................
0 .27  0 .14  0 .38  ( 0 .19 ) ( 1 .56 )
Net increase (decrease) from investment operations .................. 0.99  0.80  0.98  0.33  (1.08)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .73 ) ( 0 .68 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 )
From net realized gain ..................................... —  —  —  —  ( 0 .11 )
Total distributions .......................................... (0.73) (0.68) (0.60) (0.51) (0.69)
Net asset value, end of year ................................. $ 9.05  $ 8.79  $ 8.67  $ 8.29  $ 8.47
Total Return
(c)
Based on net asset value .................................... 11.69% 9.60% 12.43% 4.35% (11.09)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.74% 0.75% 0.76% 0.76% 0.72%
Total expenses after fees waived and/or reimbursed ..................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income .....................................
7.99% 7.59% 7.21% 6.44% 5.05%
Supplemental Data
Net assets, end of year (000) .................................. $ 112,701  $ 181,500  $ 183,657  $ 192,408  $ 217,072
Portfolio turnover rate
(e)
...................................... 129% 148% 109% 66%
(f)
59%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 301% 337% 272% 189% 196%

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Institutional
Year Ended
07/31/26
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 10.40  $ 10.20  $ 9.84  $ 10.04  $ 11.54
Net investment income
(b)
...................................
0 .66  0 .63  0 .61  0 .55  0 .47
Net realized and unrealized gain (loss) ..........................
0 .29  0 .18  0 .37  ( 0 .20 ) ( 1 .36 )
Net increase (decrease) from investment operations .................. 0.95  0.81  0.98  0.35  (0.89)
Distributions from net investment income
(c)
...................... (0.71) (0.61) (0.62) (0.55) (0.61)
Net asset value, end of year ................................. $ 10.64  $ 10.40  $ 10.20  $ 9.84  $ 10.04
Total Return
(d)
Based on net asset value .................................... 9.39% 8.22% 10.35% 3.77% (8.03)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.67% 0.66% 0.67% 0.66% 0.65%
Total expenses after fees waived and/or reimbursed ..................
0.55% 0.55% 0.56% 0.55% 0.55%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ...............................................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .....................................
6.26% 6.17% 6.22% 5.65% 4.27%
Supplemental Data
Net assets, end of year (000) .................................. $ 5,982,960  $ 5,863,140  $ 6,025,063  $ 6,755,645  $ 8,470,092
Portfolio turnover rate
(f)
...................................... 119% 99% 83% 56%
(g)
57%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 211% 197% 162% 120% 130%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor A
Year Ended
07/31/26
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 10.39  $ 10.19  $ 9.83  $ 10.03  $ 11.53
Net investment income
(b)
...................................
0 .64  0 .61  0 .59  0 .52  0 .44
Net realized and unrealized gain (loss) ..........................
0 .29  0 .18  0 .36  ( 0 .19 ) ( 1 .36 )
Net increase (decrease) from investment operations .................. 0.93  0.79  0.95  0.33  (0.92)
Distributions from net investment income
(c)
...................... (0.69) (0.59) (0.59) (0.53) (0.58)
Net asset value, end of year ................................. $ 10.63  $ 10.39  $ 10.19  $ 9.83  $ 10.03
Total Return
(d)
Based on net asset value .................................... 9.12% 7.95% 10.08% 3.51% (8.27)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.90% 0.90% 0.91% 0.89% 0.89%
Total expenses after fees waived and/or reimbursed ..................
0.80% 0.80% 0.81% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ...............................................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .....................................
6.01% 5.92% 5.98% 5.41% 4.03%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,504,726  $ 3,577,295  $ 3,802,753  $ 4,118,370  $ 4,786,022
Portfolio turnover rate
(f)
...................................... 119% 99% 83% 56%
(g)
57%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 211% 197% 162% 120% 130%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor C
Year Ended
07/31/26
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 10.38  $ 10.18  $ 9.81  $ 10.02  $ 11.51
Net investment income
(b)
...................................
0 .55  0 .53  0 .51  0 .45  0 .36
Net realized and unrealized gain (loss) ..........................
0 .30  0 .18  0 .38  ( 0 .20 ) ( 1 .35 )
Net increase (decrease) from investment operations .................. 0.85  0.71  0.89  0.25  (0.99)
Distributions from net investment income
(c)
...................... (0.61) (0.51) (0.52) (0.46) (0.50)
Net asset value, end of year ................................. $ 10.62  $ 10.38  $ 10.18  $ 9.81  $ 10.02
Total Return
(d)
Based on net asset value .................................... 8.31% 7.15% 9.38% 2.63% (8.89)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.67% 1.67% 1.68% 1.67% 1.66%
Total expenses after fees waived and/or reimbursed ..................
1.55% 1.55% 1.56% 1.55% 1.55%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ...............................................
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income .....................................
5.24% 5.17% 5.23% 4.64% 3.26%
Supplemental Data
Net assets, end of year (000) .................................. $ 260,572  $ 325,461  $ 454,149  $ 666,495  $ 1,010,613
Portfolio turnover rate
(f)
...................................... 119% 99% 83% 56%
(g)
57%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 211% 197% 162% 120% 130%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Year Ended
07/31/26
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .............................
$ 10.40  $ 10.20  $ 9.83  $ 10.04  $ 11.53
Net investment income
(b)
...................................
0 .67  0 .64  0 .62  0 .55  0 .47
Net realized and unrealized gain (loss) ..........................
0 .29  0 .18  0 .37  ( 0 .20 ) ( 1 .35 )
Net increase (decrease) from investment operations .................. 0.96  0.82  0.99  0.35  (0.88)
Distributions from net investment income
(c)
...................... (0.72) (0.62) (0.62) (0.56) (0.61)
Net asset value, end of year ................................. $ 10.64  $ 10.40  $ 10.20  $ 9.83  $ 10.04
Total Return
(d)
Based on net asset value .................................... 9.44% 8.27% 10.52% 3.71% (7.90)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.60% 0.60% 0.61% 0.60% 0.59%
Total expenses after fees waived and/or reimbursed ..................
0.50% 0.50% 0.51% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ...............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income .....................................
6.31% 6.23% 6.28% 5.70% 4.34%
Supplemental Data
Net assets, end of year (000) .................................. $ 677,415  $ 665,579  $ 663,889  $ 698,375  $ 1,027,724
Portfolio turnover rate
(f)
...................................... 119% 99% 83% 56%
(g)
57%
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Portfolio turnover rate (including equity-linked notes) ................................... 211% 197% 162% 120% 130%
See notes to financial statements.

Notes to Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of Multi-Asset Income include the accounts of BR-INC Subsidiary, LLC (the “Taxable
Subsidiary”), which is a wholly-owned taxable subsidiary of Multi-Asset Income. The Taxable Subsidiary enables Multi-Asset Income to hold certain pass-through investments and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for Multi-Asset Income. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for Multi-Asset Income. Taxes payable or deferred as of July 31, 2026 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities. Multi-Asset Income may invest up to 25% of its total assets in the
Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $3, which is less than 0.1% of Multi-Asset Income’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Multi-Asset Income.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
(losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such

Notes to Financial Statements
(continued)

Notes to Financial Statements
as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than its underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds
(other than
municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment

Notes to Financial Statements
(continued)

Notes to Financial Statements
penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income Azuria Water Solutions, Inc., Delayed Draw 1st Lien Term Loan .. $ 51,541 $ 51,465 $ 51,322 $ (143)
Dynamic High Income Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... 37,056 36,963 36,979 16
Dynamic High Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 23,708 23,471 22,878 (593)
Dynamic High Income
CoreWeave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... 1,126,059 1,134,092 1,123,244 (10,848)
Dynamic High Income CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 7,010 7,009 6,729 (280)
Dynamic High Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 12,007 11,992 11,996 4
Dynamic High Income Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 41,907 41,907 42,052 145
Dynamic High Income Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 22,468 22,468 22,543 75
Dynamic High Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 12,810 12,748 12,728 (20)
$ (11,644)
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income AS HC LP - Note A - Assignment, Delayed Draw 1st Lien Term Loan $ 1,626,298 $ 1,509,058 $ 1,494,845 $ (14,213)
Multi-Asset Income Azuria Water Solutions, Inc., Delayed Draw 1st Lien Term Loan .. 311,238 310,745 309,915 (830)
Multi-Asset Income Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... 240,235 239,635 239,736 101
Multi-Asset Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 177,419 175,645 171,209 (4,436)
Multi-Asset Income CML Project Crabtree, Delayed Draw 1st Lien Term Loan ...... 1,338,644 1,329,943 1,335,066 5,123
Multi-Asset Income
CoreWeave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... 1,656,539 1,660,887 1,652,398 (8,489)
Multi-Asset Income CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 46,286 46,263 44,435 (1,828)
Multi-Asset Income CTP-02 Propco LLC ............................... 1,075,227 1,044,487 1,048,283 3,796
Multi-Asset Income Goodarz Holding Co. SARL, Delayed Draw 1st Lien Term Loan .. 1,035,437 1,132,937 1,134,072 1,135
Multi-Asset Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 78,270 78,172 78,200 28
Multi-Asset Income Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 271,745 271,745 272,688 943
Multi-Asset Income Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 144,782 144,781 145,264 483
Multi-Asset Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 71,889 71,539 71,428 (111)
$ (18,298)

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Dynamic High Income
Morgan Stanley .............................. $ 331,267 $ (331,267) $ — $ —
TD Securities (USA) LLC ....................... 33,715 (33,715) — —
$ 364,982 $ (364,982) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 63,955,966 (63,955,966) — —
BofA Securities, Inc. ........................... 2,651,940 (2,644,672) — 7,268
Citigroup Global Markets, Inc. .................... 25,193,094 (25,193,094) — —
Goldman Sachs & Co. LLC ...................... 42,577,436 (42,577,436) — —
J.P. Morgan Securities LLC ...................... 33,554,072 (33,554,072) — —
TD Securities (USA) LLC ....................... 34,558,381 (34,558,381) — —
UBS Securities LLC ........................... 4,347,556 (4,347,556) — —
$ 206,838,445 $ (206,831,177) $ — $ 7,268
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to the Funds subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may,

Notes to Financial Statements
(continued)

Notes to Financial Statements
absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  each Fund , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income’s direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents
(including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
In excess of $1 billion but not exceeding $3 billion ................................................................................. 0.56
In excess of $3 billion but not exceeding $5 billion ................................................................................. 0.54
In excess of $5 billion but not exceeding $10 billion ................................................................................ 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
In excess of $1 billion but not exceeding $2 billion ................................................................................. 0.550
In excess of $2 billion but not exceeding $3 billion ................................................................................ 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 299,223 $ 179,632 $ 478,855
Multi-Asset Income ............................................................................... 8,916,319 2,926,781 11,843,100

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended July 31, 2026, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended July 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  July 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended July 31, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2026 , the amounts waived were as follows:
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
In excess of $500 million but not exceeding $1 billion .............................................................................. 0.0400
In excess of $1 billion but not exceeding $2 billion ............................................................................... 0.0375
In excess of $2 billion but not exceeding $4 billion ................................................................................ 0.0350
In excess of $4 billion but not exceeding $13 billion ............................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 228,124 $ 23,938 $ 3,593 $ 34,852 $ 290,507
Multi-Asset Income .............................................................. 1,200,789 713,306 58,535 133,865 2,106,495
Fund Name Institutional
Multi-Asset Income ........................................................................................................ $ 31,664
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 1,655 $ 1,367 $ 534 $ 298 $ 3,854
Multi-Asset Income .............................................................. 9,900 32,138 8,309 1,113 51,460
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 1,194,333 $ 60,566 $ 14,906 $ 6,677 $ 1,276,482
Multi-Asset Income .............................................................. 4,468,148 2,048,872 224,886 28,715 6,770,621
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 4,195
Multi-Asset Income ....................................................................................................... 41,192
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 2,836 $ 908
Multi-Asset Income ............................................................................................ 98,283 14,242
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Dynamic High Income ...................................................................................................... $ 72,829
Multi-Asset Income ....................................................................................................... 396,235

Notes to Financial Statements
(continued)

Notes to Financial Statements
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2027. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2026, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 376,290
Multi-Asset Income ....................................................................................................... 2,291,168
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 1,207,588
Multi-Asset Income ......................................................................................................... 4,827,127
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Dynamic High Income
Institutional .................................................................................... $ 228,124 $ 603,601
Investor A ..................................................................................... 17,947 5,139
Investor C ..................................................................................... 3,593 5,869
Class K ...................................................................................... 34,852 6,677
$ 284,516 $ 621,286
Multi-Asset Income
Institutional .................................................................................... 1,200,789 1,459,286
Investor A ..................................................................................... 713,193 264,541
Investor C ..................................................................................... 58,535 78,288
Class K ...................................................................................... 133,865 28,715
$ 2,106,382 $ 1,830,830

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
July 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:
For the year ended July 31, 2026, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 3,151
Multi-Asset Income ....................................................................................................... 317,384
Fund Name Purchases Sales
Net Realized
Gain
Dynamic High Income ................................................................... $ 62,046,789 $ 77,978,089 $ 6,286,592
Multi-Asset Income .................................................................... 247,129,122 406,360,099 22,621,750
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Dynamic High Income ................................................... $ 1,559,976 $ — $ 1,352,136,395 $ 1,243,425,720
Multi-Asset Income .................................................... 6,612,532 798,656 10,190,306,181 10,965,025,295
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 3,127,135,280 $ 2,888,773,827
Multi-Asset Income .................................................................................... 11,023,082,785 10,501,774,705

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and net losses derived from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods for premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, classification of investments and the characterization of corporate actions.
During the year  ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2026, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Multi-Asset Income ......................................................................... $ (26,269,457) $ 26,269,457
—
Fund Name
Year Ended
07/31/26
Year Ended
07/31/25
Dynamic High Income
Ordinary income ....................................................................................... $ 118,002,136 $ 89,201,912
Multi-Asset Income
Ordinary income ...................................................................................... $ 695,504,499 $ 622,383,230
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Dynamic High Income ...................................................... $ 691,546 $ (158,161,636) $ 26,603,928 $ (130,866,162)
Multi-Asset Income ....................................................... 8,125,731 (1,427,878,130) 77,160,854 (1,342,591,545)
Fund Name Amount Utilized
Dynamic High Income .................................................................................................. $ 43,627,122
Multi-Asset Income ................................................................................................... 417,212,704
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,665,301,768 $ 74,171,462 $ (41,612,413) $ 32,559,049
Multi-Asset Income ................................................ 10,533,802,286 552,529,858 (293,050,776) 259,479,082

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

Notes to Financial Statements
(continued)

Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
07/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
64,634,551 $ 579,488,319 38,798,513 $ 335,858,956
Shares issued in reinvestment of distributions .....................
9,334,305 83,852,693 6,585,515 57,327,614
Shares redeemed ......................................
(29,346,246) (263,088,426) (25,148,663) (218,280,007)
44,622,610 $ 400,252,586 20,235,365 $ 174,906,563
Investor A
Shares sold and automatic conversion of shares ....................
2,532,866 $ 22,740,152 2,304,396 $ 20,056,844
Shares issued in reinvestment of distributions .....................
958,310 8,610,787 883,325 7,695,076
Shares redeemed ......................................
(2,727,035) (24,453,441) (3,559,122) (30,903,382)
764,141 $ 6,897,498 (371,401) $ (3,151,462)
Investor C
Shares sold ..........................................
313,735 $ 2,823,266 96,682 $ 840,287
Shares issued in reinvestment of distributions .....................
140,219 1,257,910 159,906 1,391,434
Shares redeemed and automatic conversion of shares ...............
(652,790) (5,845,430) (890,343) (7,722,429)
(198,836) $ (1,764,254) (633,755) $ (5,490,708)
Class K
Shares sold ..........................................
1,987,867 $ 17,803,585 2,181,500 $ 18,865,505
Shares issued in reinvestment of distributions .....................
1,588,512 14,265,260 1,596,943 13,916,565
Shares redeemed ......................................
(11,782,397) (105,972,321) (4,304,240) (37,480,311)
(8,206,018) $ (73,903,476) (525,797) $ (4,698,241)
36,981,897 $ 331,482,354 18,704,412 $ 161,566,152
Multi-Asset Income
Institutional
Shares sold ..........................................
88,947,111 $ 944,796,404 81,244,489 $ 833,029,522
Shares issued in reinvestment of distributions .....................
34,467,975 366,107,578 30,821,136 317,084,332
Shares redeemed ......................................
(124,944,351) (1,326,207,422) (138,996,753) (1,423,740,957)
(1,529,265) $ (15,303,440) (26,931,128) $ (273,627,103)
Investor A
Shares sold and automatic conversion of shares ....................
30,600,783 $ 324,503,182 37,202,666 $ 381,001,887
Shares issued in reinvestment of distributions .....................
20,715,636 219,775,235 19,245,135 197,764,535
Shares redeemed ......................................
(65,948,764) (699,187,627) (85,324,307) (873,298,883)
(14,632,345) $ (154,909,210) (28,876,506) $ (294,532,461)

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

As of July 31, 2026, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
07/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
2,793,702 $ 29,595,360 2,038,988 $ 20,881,546
Shares issued in reinvestment of distributions .....................
1,542,036 16,336,376 1,804,677 18,521,533
Shares redeemed and automatic conversion of shares ...............
(11,157,775) (118,181,667) (17,101,456) (174,788,404)
(6,822,037) $ (72,249,931) (13,257,791) $ (135,385,325)
Class K
Shares sold ..........................................
9,441,681 $ 100,093,098 11,475,933 $ 117,545,044
Shares issued in reinvestment of distributions .....................
4,089,625 43,418,603 3,709,789 38,149,044
Shares redeemed ......................................
(13,871,199) (146,964,593) (16,277,697) (166,669,031)
(339,893) $ (3,452,892) (1,091,975) $ (10,974,943)
(23,323,540) $ (245,915,473) (70,157,400) $ (714,519,832)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31,
2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July
31, 2026 in conformity with accounting principles generally accepted in the United States of America.
* The financial statements for BlackRock Multi-Asset Income Portfolio and its subsidiary are presented on a consolidated basis for each of the two years in the period ended July 31, 2026 and for
BlackRock Multi-Asset Income Portfolio on a standalone basis for prior periods
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, portfolio companies, transfer agent, agent banks and brokers; when replies were not received from portfolio companies, agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio*

Important Tax Information
(unaudited)
2026
BlackRock Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
Fund Name
Qualified Dividend
Income
Dynamic High Income ................................................................................................ $ 7,487,481
Multi-Asset Income ................................................................................................. 58,158,072
Fund Name
Qualified Business
Income
Dynamic High Income ................................................................................................ $ 272,078
Multi-Asset Income ................................................................................................. 4,288,563
Fund Name Federal Obligation Interest
Dynamic High Income ................................................................................................ $ 1,685,542
Multi-Asset Income ................................................................................................. 8,986,669
Fund Name
Dividends-Received
Deduction
Dynamic High Income ................................................................................................ 1 .87%
Multi-Asset Income ................................................................................................. 3 .76
Fund Name Interest Dividends
Dynamic High Income ................................................................................................ $ 40,973,093
Multi-Asset Income ................................................................................................. 332,255,282
Fund Name
Interest-Related
Dividends
Dynamic High Income ................................................................................................ $ 23,585,183
Multi-Asset Income ................................................................................................. 217,497,934

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2026 (the “April
Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (the “Multi-Asset Income Portfolio”)
(together, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and (1) BlackRock International Limited (“BIL”), with respect to each Fund;
(2) BlackRock (Singapore) Limited (“BSL”), with respect to each Fund; and (3) BlackRock Asset Management North Asia Limited (“BAMNA” and, together with BIL and BSL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and each Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of each Fund. The Board noted the willingness of BlackRock’s personnel

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Dynamic High Income Portfolio ranked in the fourth, second and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Multi-Asset Income Portfolio ranked in the third, second and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Dynamic High Income Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that the Multi-Asset Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the applicable
Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together,

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: September 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 23, 2026